                                                        ------------------------
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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02699

                                AIM Growth Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]             AIM BASIC VALUE FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                6   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 14   Financial Highlights
                               18   Fund Expenses
                               19   Approval of Investment Advisory Agreement
                               22   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                     -17.33%
Class B Shares                                                     -17.66
Class C Shares                                                     -17.66
Class R Shares                                                     -17.45
S&P 500 Index(triangle) (Broad Market Index)                       -11.90
Russell 1000 Value Index(triangle) (Style-Specific Index)          -13.57
Lipper Large-Cap Value Funds Index(triangle) (Peer Group Index)    -12.62

(triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,    REFLECT DEDUCTION OF TAXES A SHAREHOLDER
                                             2002. RETURNS SINCE THAT DATE ARE            WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF
AS OF 6/30/08, INCLUDING MAXIMUM             HISTORICAL RETURNS. ALL OTHER RETURNS ARE    FUND SHARES. INVESTMENT RETURN AND
APPLICABLE SALES CHARGES                     BLENDED RETURNS OF HISTORICAL CLASS R        PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
                                             SHARE PERFORMANCE AND RESTATED CLASS A       MAY HAVE A GAIN OR LOSS WHEN YOU SELL
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SHARES.
Inception (10/18/95)                 9.00%   THE INCEPTION DATE OF CLASS R SHARES) AT
10 Years                             5.56    NET ASSET VALUE, ADJUSTED TO REFLECT THE        THE TOTAL ANNUAL FUND OPERATING EXPENSE
5 Years                              4.29    HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   RATIO SET FORTH IN THE MOST RECENT FUND
1 Year                             -26.67    R SHARES. CLASS A SHARES' INCEPTION DATE     PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             IS OCTOBER 18, 1995.                         FOR CLASS A, CLASS B, CLASS C AND CLASS R
CLASS B SHARES                                                                            SHARES WAS 1.14%, 1.89%, 1.89% AND 1.39%,
Inception (10/18/95)                 9.05%      THE PERFORMANCE DATA QUOTED REPRESENT     RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
10 Years                             5.59    PAST PERFORMANCE AND CANNOT GUARANTEE        ABOVE MAY VARY FROM THE EXPENSE RATIOS
5 Years                              4.40    COMPARABLE FUTURE RESULTS; CURRENT           PRESENTED IN OTHER SECTIONS OF THIS REPORT
1 Year                             -26.24    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THAT ARE BASED ON EXPENSES INCURRED DURING
                                             VISIT INVESCOAIM.COM FOR THE MOST RECENT     THE PERIOD COVERED BY THIS REPORT.
CLASS C SHARES                               MONTH-END PERFORMANCE. PERFORMANCE FIGURES
Inception (5/3/99)                   3.99%   REFLECT REINVESTED DISTRIBUTIONS, CHANGES       CLASS A SHARE PERFORMANCE REFLECTS THE
5 Years                              4.74    IN NET ASSET VALUE AND THE EFFECT OF THE     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
1 Year                             -23.64    MAXIMUM SALES CHARGE UNLESS OTHERWISE        AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             STATED. PERFORMANCE FIGURES DO NOT           APPLICABLE CONTINGENT DEFERRED SALES
CLASS R SHARES                                                                            CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
10 Years                             5.96%                                                CDSC ON CLASS B SHARES DECLINES FROM 5%
5 Years                              5.25                                                 BEGINNING AT THE TIME OF PURCHASE TO 0% AT
1 Year                             -22.62                                                 THE BEGINNING OF THE SEVENTH YEAR. THE
==========================================                                                CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR.

                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.


2   AIM BASIC VALUE FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                             We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM BASIC VALUE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets,
as of June 30, 2008



-------------------------------------------------------------------------
Financials                                                           23.2%
-------------------------------------------------------------------------
Information Technology                                               20.7
-------------------------------------------------------------------------
Consumer Discretionary                                               19.5
-------------------------------------------------------------------------
Health Care                                                          11.0
-------------------------------------------------------------------------
Industrials                                                           8.8
-------------------------------------------------------------------------
Energy                                                                8.6
-------------------------------------------------------------------------
Consumer Staples                                                      3.9
-------------------------------------------------------------------------
Materials                                                             2.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.4
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.59%

ADVERTISING-5.01%

Interpublic Group of Cos., Inc. (The)(b)(c)            8,734,229    $   75,114,369
----------------------------------------------------------------------------------
Omnicom Group Inc.                                     1,612,733        72,379,457
==================================================================================
                                                                       147,493,826
==================================================================================


APPAREL RETAIL-1.35%

Gap, Inc. (The)                                        2,379,086        39,659,364
==================================================================================


BREWERS-2.57%

Molson Coors Brewing Co.-Class B                       1,393,317        75,698,913
==================================================================================


COMPUTER HARDWARE-3.45%

Dell Inc.(c)                                           4,632,675       101,362,929
==================================================================================


CONSTRUCTION MATERIALS-2.94%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)(c)                3,501,833        86,495,275
==================================================================================


CONSUMER FINANCE-2.00%

SLM Corp.(c)                                           3,035,021        58,727,656
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.42%

Western Union Co.                                      4,065,711       100,504,376
==================================================================================


DEPARTMENT STORES-1.65%

Kohl's Corp.(c)                                        1,211,000        48,488,440
==================================================================================


DIVERSIFIED BANKS-0.87%

Wachovia Corp.(b)                                      1,652,151        25,657,905
==================================================================================


EDUCATION SERVICES-1.69%

Apollo Group Inc.-Class A(c)                           1,119,900        49,566,774
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.01%

Tyco Electronics Ltd.                                    831,353        29,779,064
==================================================================================


GENERAL MERCHANDISE STORES-2.17%

Target Corp.                                           1,370,704        63,724,029
==================================================================================


HEALTH CARE DISTRIBUTORS-2.43%

Cardinal Health, Inc.                                  1,386,002        71,489,983
==================================================================================


HOME IMPROVEMENT RETAIL-2.35%

Home Depot, Inc. (The)                                 2,946,020        68,995,788
==================================================================================


HOUSEHOLD APPLIANCES-1.65%

Whirlpool Corp.(b)                                       787,900        48,637,067
==================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-3.05%

Robert Half International, Inc.                        3,742,186        89,700,198
==================================================================================


INDUSTRIAL CONGLOMERATES-3.16%

General Electric Co.                                   1,587,066        42,358,792
----------------------------------------------------------------------------------
Tyco International Ltd.                                1,266,101        50,694,684
==================================================================================
                                                                        93,053,476
==================================================================================


INDUSTRIAL MACHINERY-2.55%

Illinois Tool Works Inc.                               1,579,287        75,031,925
==================================================================================


INSURANCE BROKERS-2.01%

Marsh & McLennan Cos., Inc.                            2,226,672        59,118,142
==================================================================================


INVESTMENT BANKING & BROKERAGE-3.46%

Merrill Lynch & Co., Inc.                              1,534,448        48,657,346
----------------------------------------------------------------------------------
Morgan Stanley                                         1,474,208        53,174,683
==================================================================================
                                                                       101,832,029
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM BASIC VALUE FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-2.00%

Waters Corp.(c)                                          912,910    $   58,882,695
==================================================================================


MANAGED HEALTH CARE-3.21%

UnitedHealth Group Inc.                                3,599,586        94,489,133
==================================================================================


MOVIES & ENTERTAINMENT-1.40%

Walt Disney Co. (The)                                  1,317,496        41,105,875
==================================================================================


MULTI-LINE INSURANCE-1.63%

American International Group, Inc.                     1,815,006        48,025,059
==================================================================================


OIL & GAS DRILLING-1.55%

Transocean Inc.                                          299,087        45,577,868
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-7.08%

Halliburton Co.                                        1,938,736       102,888,719
----------------------------------------------------------------------------------
Weatherford International Ltd.(c)                      2,123,510       105,304,861
==================================================================================
                                                                       208,193,580
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.39%

Citigroup Inc.                                         4,081,875        68,412,225
----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   1,771,229        60,770,867
==================================================================================
                                                                       129,183,092
==================================================================================


PACKAGED FOODS & MEATS-1.36%

Unilever N.V. (Netherlands)                            1,408,454        39,982,253
==================================================================================


PHARMACEUTICALS-3.32%

Sanofi-Aventis (France)(b)(d)                            750,078        49,899,295
----------------------------------------------------------------------------------
Wyeth                                                    994,659        47,703,846
==================================================================================
                                                                        97,603,141
==================================================================================


PROPERTY & CASUALTY INSURANCE-1.55%

XL Capital Ltd.-Class A                                2,215,837        45,557,609
==================================================================================


PUBLISHING-2.24%

McGraw-Hill Cos., Inc. (The)                           1,638,900        65,752,668
==================================================================================


SEMICONDUCTOR EQUIPMENT-6.31%

ASML Holding N.V. (Netherlands)(d)                     3,334,464        81,211,305
----------------------------------------------------------------------------------
KLA-Tencor Corp.(b)                                    2,562,598       104,323,364
==================================================================================
                                                                       185,534,669
==================================================================================


SEMICONDUCTORS-2.77%

Maxim Integrated Products, Inc.                        3,852,795        81,486,614
==================================================================================


SPECIALIZED FINANCE-3.59%

Moody's Corp.(b)                                       3,064,293       105,534,251
==================================================================================


SYSTEMS SOFTWARE-3.69%

CA Inc.                                                2,382,922        55,021,669
----------------------------------------------------------------------------------
Microsoft Corp.                                        1,950,176        53,649,342
==================================================================================
                                                                       108,671,011
==================================================================================


THRIFTS & MORTGAGE FINANCE-3.71%

Fannie Mae                                             4,188,620        81,719,976
----------------------------------------------------------------------------------
Washington Mutual, Inc.(b)                             5,589,321        27,555,353
==================================================================================
                                                                       109,275,329
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $2,852,878,893)                                         2,899,872,006
==================================================================================



MONEY MARKET FUNDS-0.04%

Liquid Assets Portfolio-Institutional Class(e)           483,042           483,042
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                 483,042           483,042
----------------------------------------------------------------------------------
  Total Money Market Funds (Cost $966,084)                                 966,084
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.63% (Cost $2,853,844,977)                                 2,900,838,090
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-5.13%

Liquid Assets Portfolio-Institutional Class (Cost
  $150,927,012)(e)(f)                                150,927,012       150,927,012
==================================================================================
TOTAL INVESTMENTS-103.76% (Cost $3,004,771,989)                      3,051,765,102
==================================================================================
OTHER ASSETS LESS LIABILITIES-(3.76)%                                 (110,480,920)
==================================================================================
NET ASSETS-100.00%                                                  $2,941,284,182
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $131,110,600, which represented 4.46% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $2,852,878,893)*                       $2,899,872,006
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $151,893,096)                 151,893,096
=======================================================
     Total investments (Cost
       $3,004,771,989)                    3,051,765,102
=======================================================
Cash                                          3,203,297
-------------------------------------------------------
Foreign currencies, at value (Cost
  $590,270)                                     593,912
-------------------------------------------------------
Receivables for:
  Investments sold                           44,966,891
-------------------------------------------------------
  Fund shares sold                            3,611,160
-------------------------------------------------------
  Dividends                                   2,379,254
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             105,649
-------------------------------------------------------
Other assets                                     76,072
=======================================================
     Total assets                         3,106,701,337
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                     10,744,665
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 150,927,012
-------------------------------------------------------
Accrued fees to affiliates                    2,797,564
-------------------------------------------------------
Accrued other operating expenses                426,708
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              521,206
=======================================================
     Total liabilities                      165,417,155
=======================================================
Net assets applicable to shares
  outstanding                            $2,941,284,182
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $2,463,750,149
-------------------------------------------------------
Undistributed net investment income          13,981,715
-------------------------------------------------------
Undistributed net realized gain             416,550,619
-------------------------------------------------------
Unrealized appreciation                      47,001,699
=======================================================
                                         $2,941,284,182
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $1,722,404,159
_______________________________________________________
=======================================================
Class B                                  $  646,774,978
_______________________________________________________
=======================================================
Class C                                  $  263,523,716
_______________________________________________________
=======================================================
Class R                                  $   40,619,054
_______________________________________________________
=======================================================
Institutional Class                      $  267,962,275
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      66,145,235
_______________________________________________________
=======================================================
Class B                                      27,470,060
_______________________________________________________
=======================================================
Class C                                      11,194,792
_______________________________________________________
=======================================================
Class R                                       1,580,937
_______________________________________________________
=======================================================
Institutional Class                           9,963,063
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        26.04
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $26.04
     divided by 94.50%)                  $        27.56
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        23.54
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        23.54
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        25.69
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        26.90
_______________________________________________________
=======================================================



* At June 30, 2008, securities with an aggregate value of $146,076,140 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $612,251)                           $  34,207,817
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $710,282)                                                                         1,235,834
================================================================================================
     Total investment income                                                          35,443,651
================================================================================================


EXPENSES:

Advisory fees                                                                         10,943,668
------------------------------------------------------------------------------------------------
Administrative services fees                                                             296,175
------------------------------------------------------------------------------------------------
Custodian fees                                                                            87,090
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              2,522,504
------------------------------------------------------------------------------------------------
  Class B                                                                              4,069,925
------------------------------------------------------------------------------------------------
  Class C                                                                              1,632,261
------------------------------------------------------------------------------------------------
  Class R                                                                                113,555
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                   4,128,654
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     142,105
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 60,192
------------------------------------------------------------------------------------------------
Other                                                                                    752,764
================================================================================================
     Total expenses                                                                   24,748,893
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (106,761)
================================================================================================
     Net expenses                                                                     24,642,132
================================================================================================
Net investment income                                                                 10,801,519
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains from securities sold to affiliates
     of $2,342,748)                                                                  260,073,906
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     108,003
================================================================================================
                                                                                     260,181,909
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (946,882,017)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       8,568
================================================================================================
                                                                                    (946,873,449)
================================================================================================
Net realized and unrealized gain (loss)                                             (686,691,540)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(675,890,021)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,          DECEMBER 31,
                                                                               2008                2007
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    10,801,519    $     3,884,904
------------------------------------------------------------------------------------------------------------
  Net realized gain                                                           260,181,909        758,820,790
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (946,873,449)      (685,275,042)
============================================================================================================
     Net increase (decrease) in net assets resulting from operations         (675,890,021)        77,430,652
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                              --         (1,654,275)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --           (216,875)
============================================================================================================
     Total distributions from net investment income                                   --          (1,871,150)
============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --       (365,648,122)
------------------------------------------------------------------------------------------------------------
  Class B                                                                              --       (167,237,726)
------------------------------------------------------------------------------------------------------------
  Class C                                                                              --        (65,066,160)
------------------------------------------------------------------------------------------------------------
  Class R                                                                              --         (7,678,455)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --        (47,936,462)
============================================================================================================
     Total distributions from net realized gains                                      --        (653,566,925)
============================================================================================================
Share transactions-net:
  Class A                                                                    (294,599,401)      (451,904,987)
------------------------------------------------------------------------------------------------------------
  Class B                                                                    (209,756,597)      (269,082,080)
------------------------------------------------------------------------------------------------------------
  Class C                                                                     (72,428,818)       (48,799,986)
------------------------------------------------------------------------------------------------------------
  Class R                                                                      (2,226,726)         3,042,611
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (2,977,691)        29,523,641
============================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (581,989,233)      (737,220,801)
============================================================================================================
     Net increase (decrease) in net assets                                 (1,257,879,254)    (1,315,228,224)
============================================================================================================


NET ASSETS:

  Beginning of period                                                       4,199,163,436      5,514,391,660
============================================================================================================
  End of period (including undistributed net investment income of
     $13,981,715 and $3,180,196, respectively)                            $ 2,941,284,182    $ 4,199,163,436
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


9        AIM BASIC VALUE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and

10        AIM BASIC VALUE FUND

      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $25,909.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,901.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset- based sales

11        AIM BASIC VALUE FUND
charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $100,460 in front-end sales commissions from the sale of Class A shares and $2,777, $274,479, $7,330 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                         INVESTMENTS IN
INPUT LEVEL                                                SECURITIES
-----------------------------------------------------------------------
Level 1                                                  $2,920,654,502
-----------------------------------------------------------------------
Level 2                                                     131,110,600
-----------------------------------------------------------------------
Level 3                                                              --
=======================================================================
                                                         $3,051,765,102
_______________________________________________________________________
=======================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $8,961,508, which resulted in net realized gains of $2,342,748, and securities purchases of $2,359,777.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $77,951.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $6,683 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12        AIM BASIC VALUE FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $1,002,103,403 and $1,604,089,064, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 561,776,420
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (523,054,820)
================================================================================================
Net unrealized appreciation of investment securities                               $  38,721,600
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $3,013,043,502.


NOTE 10--SHARE INFORMATION


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                                   JUNE 30, 2008(a)                  DECEMBER 31, 2007
                                                            -----------------------------     -------------------------------
                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,214,542     $  92,776,461       6,775,041     $   254,644,145
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       535,335        13,913,463       1,025,803          35,573,860
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       287,394         7,448,613         701,160          24,291,861
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                       224,377         6,397,016         372,110          13,830,638
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         2,259,805        67,068,001       3,158,529         121,772,791
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --                --      11,163,101         352,931,546
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --                --       5,457,199         155,800,362
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --                --       2,137,511          60,812,171
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --                --         248,012           7,678,455
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --                --       1,319,782          42,628,948
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     2,431,428        69,578,484       3,145,381         117,286,990
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (2,684,535)      (69,578,484)     (3,409,196)       (117,286,990)
=============================================================================================================================
Reacquired:
  Class A                                                   (15,834,624)     (456,954,346)    (31,455,727)     (1,176,767,668)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (5,906,136)     (154,091,576)     (9,845,262)       (343,169,312)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (3,058,973)      (79,877,431)     (3,859,927)       (133,904,018)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (300,581)       (8,623,742)       (498,251)        (18,466,482)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (2,386,402)      (70,045,692)     (3,470,740)       (134,878,098)
=============================================================================================================================
                                                            (21,218,370)    $(581,989,233)    (17,035,474)    $  (737,220,801)
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


13        AIM BASIC VALUE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30,         -------------------------------------------------------
                                                2008              2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    31.51        $    36.61     $    34.22     $    32.42     $    29.24
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.12(a)           0.12           0.14           0.06          (0.03)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)               (5.59)             0.24           4.38           1.74           3.21
======================================================================================================================
     Total from investment operations             (5.47)             0.36           4.52           1.80           3.18
======================================================================================================================
Less distributions:
  Dividends from net investment income               --             (0.02)         (0.03)            --             --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --             (5.44)         (2.10)            --             --
======================================================================================================================
     Total distributions                             --             (5.46)         (2.13)            --             --
======================================================================================================================
Net asset value, end of period               $    26.04        $    31.51     $    36.61     $    34.22     $    32.42
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                  (17.36)%            1.07%         13.20%          5.55%         10.88%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $1,722,404        $2,404,900     $3,173,889     $3,682,420     $4,480,701
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                                1.19%(c)          1.14%          1.15%          1.19%          1.29%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.19%(c)          1.17%          1.20%          1.25%          1.31%
======================================================================================================================
Ratio of net investment income (loss)
  to average net assets                            0.83%(c)          0.31%          0.36%          0.15%         (0.11)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                           29%               23%            14%            12%            15%
______________________________________________________________________________________________________________________
======================================================================================================================

                                            CLASS A
                                          ----------
                                          YEAR ENDED
                                           DECEMBER
                                              31,
                                          ----------
                                             2003
----------------------------------------------------
Net asset value, beginning of period      $    21.86
----------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.06)
----------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             7.44
====================================================
     Total from investment operations           7.38
====================================================
Less distributions:
  Dividends from net investment income            --
----------------------------------------------------
  Distributions from net realized gains           --
====================================================
     Total distributions                          --
====================================================
Net asset value, end of period            $    29.24
____________________________________________________
====================================================
Total return(b)                                33.76%
____________________________________________________
====================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $3,812,300
____________________________________________________
====================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                             1.34%
----------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                             1.34%
====================================================
Ratio of net investment income (loss)
  to average net assets                        (0.28)%
____________________________________________________
====================================================
Portfolio turnover rate(d)                        20%
____________________________________________________
====================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,029,091,203.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS B
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30,         -------------------------------------------------------
                                                2008              2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  28.59         $    33.95     $    32.09     $    30.62     $    27.80
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.01(a)           (0.15)         (0.14)         (0.19)         (0.23)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (5.06)              0.23           4.10           1.66           3.05
======================================================================================================================
     Total from investment operations            (5.05)              0.08           3.96           1.47           2.82
======================================================================================================================
Less distributions from net realized
  gains                                             --              (5.44)         (2.10)            --             --
======================================================================================================================
Net asset value, end of period                $  23.54         $    28.59     $    33.95     $    32.09     $    30.62
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                 (17.66)%             0.31%         12.33%          4.80%         10.14%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $646,775         $1,015,776     $1,436,084     $1,682,608     $1,985,690
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               1.94%(c)           1.89%          1.90%          1.89%          1.94%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.94%(c)           1.92%          1.95%          1.95%          1.96%
======================================================================================================================
Ratio of net investment income (loss)
  to average net assets                           0.08%(c)          (0.44)%        (0.39)%        (0.55)%        (0.76)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                          29%                23%            14%            12%            15%
______________________________________________________________________________________________________________________
======================================================================================================================

                                            CLASS B
                                          ----------
                                          YEAR ENDED
                                           DECEMBER
                                              31,
                                          ----------
                                             2003
----------------------------------------------------
Net asset value, beginning of period      $    20.91
----------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.21)
----------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             7.10
====================================================
     Total from investment operations           6.89
====================================================
Less distributions from net realized
  gains                                           --
====================================================
Net asset value, end of period            $    27.80
____________________________________________________
====================================================
Total return(b)                                32.95%
____________________________________________________
====================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $1,946,590
____________________________________________________
====================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                             1.99%
----------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                             1.99%
====================================================
Ratio of net investment income (loss)
  to average net assets                        (0.93)%
____________________________________________________
====================================================
Portfolio turnover rate(d)                        20%
____________________________________________________
====================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $818,457,433.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM BASIC VALUE FUND

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.59         $  33.95     $  32.08     $  30.61     $  27.79     $  20.91
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.01(a)         (0.15)       (0.14)       (0.19)       (0.23)       (0.21)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (5.06)            0.23         4.11         1.66         3.05         7.09
===============================================================================================================================
     Total from investment operations                (5.05)            0.08         3.97         1.47         2.82         6.88
===============================================================================================================================
Less distributions from net realized gains              --            (5.44)       (2.10)          --           --           --
===============================================================================================================================
Net asset value, end of period                    $  23.54         $  28.59     $  33.95     $  32.08     $  30.61     $  27.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (17.66)%           0.31%       12.37%        4.80%       10.15%       32.90%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $263,524         $399,262     $508,775     $566,685     $681,234     $667,412
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.94%(c)         1.89%        1.90%        1.89%        1.94%        1.99%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.94%(c)         1.92%        1.95%        1.95%        1.96%        1.99%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.08%(c)        (0.44)%      (0.39)%      (0.55)%      (0.76)%      (0.93)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              29%              23%          14%          12%          15%          20%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $328,245,778.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 31.12         $ 36.29     $ 34.00     $ 32.28     $ 29.16     $ 21.84
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.08(a)         0.02        0.03       (0.02)      (0.06)      (0.06)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (5.51)           0.25        4.36        1.74        3.18        7.38
============================================================================================================================
     Total from investment operations                  (5.43)           0.27        4.39        1.72        3.12        7.32
============================================================================================================================
Less distributions from net realized gains                --           (5.44)      (2.10)         --          --          --
============================================================================================================================
Net asset value, end of period                       $ 25.69         $ 31.12     $ 36.29     $ 34.00     $ 32.28     $ 29.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (17.45)%          0.82%      12.91%       5.33%      10.70%      33.52%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $40,619         $51,572     $55,718     $33,049     $29,245     $12,097
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.44%(c)        1.39%       1.40%       1.39%       1.44%       1.49%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.44%(c)        1.42%       1.45%       1.45%       1.46%       1.49%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.58%(c)        0.06%       0.11%      (0.05)%     (0.26)%     (0.43)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                29%             23%         14%         12%         15%         20%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $45,671,432.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM BASIC VALUE FUND

                                                                             INSTITUTIONAL CLASS
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ----------------------------------------------------------
                                                     2008             2007         2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  32.47         $  37.43     $  34.95     $  32.96     $  29.56     $21.95
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.18(a)          0.23         0.24         0.17         0.02       0.08
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (5.75)            0.27         4.53         1.82         3.38       7.53
==============================================================================================================================
     Total from investment operations                 (5.57)            0.50         4.77         1.99         3.40       7.61
==============================================================================================================================
Less distributions:
  Dividends from net investment income                   --            (0.02)       (0.19)          --           --         --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --            (5.44)       (2.10)          --           --         --
==============================================================================================================================
     Total distributions                                 --            (5.46)       (2.29)          --           --         --
==============================================================================================================================
Net asset value, end of period                     $  26.90         $  32.47     $  37.43     $  34.95     $  32.96     $29.56
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (17.15)%           1.42%       13.64%        6.04%       11.50%     34.67%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $267,962         $327,654     $339,915     $209,208     $103,219     $2,123
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.79%(c)         0.76%        0.75%        0.72%        0.71%      0.71%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.79%(c)         0.79%        0.80%        0.78%        0.73%      0.71%
==============================================================================================================================
Ratio of net investment income to average
  net assets                                           1.23%(c)         0.69%        0.76%        0.62%        0.47%      0.35%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                               29%              23%          14%          12%          15%        20%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $298,718,356.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

16        AIM BASIC VALUE FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $826.70        $5.40       $1,018.95       $5.97        1.19%
---------------------------------------------------------------------------------------------------
        B            1,000.00        823.40         8.80        1,015.22        9.72        1.94
---------------------------------------------------------------------------------------------------
        C            1,000.00        823.40         8.80        1,015.22        9.72        1.94
---------------------------------------------------------------------------------------------------
        R            1,000.00        825.50         6.54        1,017.70        7.22        1.44
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    comparative performance and fee data         ent weight to the various factors. The
                                             regarding the AIM Funds prepared by an       Trustees recognized that the advisory
The Board of Trustees (the Board) of AIM     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Growth Series is required under the          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Investment Company Act of 1940 to approve    supervision of the independent Senior        the result of years of review and
annually the renewal of the AIM Basic        Officer who also prepares a separate         negotiation between the Trustees and
Value Fund (the Fund) investment advisory    analysis of this information for the         Invesco Aim, that the Trustees may focus
agreement with Invesco Aim Advisors, Inc.    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
(Invesco Aim). During contract renewal       recommendations to the Investments           these arrangements in some years than in
meetings held on June 18-19, 2008, the       Committee regarding the performance, fees    others, and that the Trustees'
Board as a whole and the disinterested or    and expenses of their assigned funds. The    deliberations and conclusions in a
"independent" Trustees, voting separately,   Investments Committee considers each         particular year may be based in part on
approved the continuance of the Fund's       Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement for another    its own recommendations regarding the        these same arrangements throughout the
year, effective July 1, 2008. In doing so,   performance, fees and expenses of the AIM    year and in prior years.
the Board determined that the Fund's         Funds to the full Board. The Investments
investment advisory agreement is in the      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
best interests of the Fund and its           Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
shareholders and that the compensation to    its annual recommendation to the Board
Invesco Aim under the Fund's investment      whether to approve the continuance of each   The discussion below serves as a summary
advisory agreement is fair and reasonable.   AIM Fund's investment advisory agreement     of the Senior Officer's independent
                                             and sub-advisory agreements for another      written evaluation with respect to the
   The independent Trustees met separately   year.                                        Fund's investment advisory agreement as
during their evaluation of the Fund's                                                     well as a discussion of the material
investment advisory agreement with              The independent Trustees are assisted     factors and related conclusions that
independent legal counsel from whom they     in their annual evaluation of the Fund's     formed the basis for the Board's approval
received independent legal advice, and the   investment advisory agreement by the         of the Fund's investment advisory
independent Trustees also received           independent Senior Officer. One              agreement and sub-advisory agreements.
assistance during their deliberations from   responsibility of the Senior Officer is to   Unless otherwise stated, information set
the independent Senior Officer, a            manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
full-time officer of the AIM Funds who       proposed management fees are negotiated      does not reflect any changes that may have
reports directly to the independent          during the annual contract renewal process   occurred since that date, including but
Trustees.                                    to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          reasonable. Accordingly, the Senior          limitations and/or fee waivers.
                                             Officer must either supervise a
The Board's Investments Committee has        competitive bidding process or prepare an    I. Investment Advisory Agreement
established three Sub-Committees that are    independent written evaluation. The Senior
responsible for overseeing the management    Officer has recommended that an                 A. Nature, Extent and Quality of
of a number of the series portfolios of      independent written evaluation be provided         Services Provided BY Invesco Aim
the AIM Funds. This Sub-Committee            and, at the direction of the Board, has
structure permits the Trustees to focus on   prepared an independent written              The Board reviewed the advisory services
the performance of the AIM Funds that have   evaluation.                                  provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees                                                 the Fund's investment advisory agreement,
meet throughout the year to review the          During the annual contract renewal        the performance of Invesco Aim in
performance of their assigned funds, and     process, the Board considered the factors    providing these services, and the
the Sub-Committees review monthly and        discussed below under the heading "Factors   credentials and experience of the officers
quarterly comparative performance            and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
information and periodic asset flow data     Written Fee Evaluation" in evaluating the    these services. The Board's review of the
for their assigned funds. These materials    fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
are prepared under the direction and         investment advisory agreement and            these services included the Board's
supervision of the independent Senior        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
Officer. Over the course of each year, the   renewal meetings and at their meetings       and product review process, various back
Sub-Committees meet with portfolio           throughout the year as part of their         office support functions provided by
managers for their assigned funds and        ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory agreements were considered      trading operations. The Board concluded
investment objective(s), policies,           separately, although the Board also          that the nature, extent and quality of the
strategies and limitations of these funds.   considered the common interests of all of    advisory services provided to the Fund by
                                             the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
   In addition to their meetings             Board considered all of the information      Invesco Aim currently is providing
throughout the year, the Sub-Committees      provided to them and did not identify any    satisfactory advisory services in
meet at designated contract renewal          particular factor that was controlling.      accordance with the terms of the Fund's
meetings each year to conduct an in-depth    Each Trustee may have evaluated the          investment advisory agreement. In
review of the performance, fees and          information provided differently from one    addition, based on their ongoing meetings
expenses of their assigned funds. During     another and attributed differ-               throughout the year with the Fund's
the contract renewal process, the Trustees                                                portfolio manager or managers, the Board
receive                                                                                   concluded that

                                                                                                                           continued


19   AIM BASIC VALUE FUND

these individuals are competent and able     the Fund's Senior Officer only considered    the comparative advisory fee information
to continue to carry out their               Fund performance through the most recent     discussed above, the Board concluded that
responsibilities under the Fund's            calendar year, the Board also reviewed       the Fund's advisory fees were fair and
investment advisory agreement.               more recent Fund performance and this        reasonable.
                                             review did not change their conclusions.
   In determining whether to continue the                                                    D. Economies of Scale and Breakpoints
Fund's investment advisory agreement, the       C. Advisory Fees and Fee Waivers
Board considered the prior relationship                                                   The Board considered the extent to which
between Invesco Aim and the Fund, as well    The Board compared the Fund's contractual    there are economies of scale in Invesco
as the Board's knowledge of Invesco Aim's    advisory fee rate to the contractual         Aim's provision of advisory services to
operations, and concluded that it was        advisory fee rates of funds in the Fund's    the Fund. The Board also considered
beneficial to maintain the current           Lipper expense group that are not managed    whether the Fund benefits from such
relationship, in part, because of such       by Invesco Aim, at a common asset level      economies of scale through contractual
knowledge. The Board also considered the     and as of the end of the past calendar       breakpoints in the Fund's advisory fee
steps that Invesco Aim and its affiliates    year. The Board noted that the Fund's        schedule or through advisory fee waivers
have taken over the last several years to    contractual advisory fee rate was above      or expense limitations. The Board noted
improve the quality and efficiency of the    the median contractual advisory fee rate     that the Fund's contractual advisory fee
services they provide to the AIM Funds in    of funds in its expense group. The Board     schedule includes seven breakpoints and
the areas of investment performance,         also reviewed the methodology used by        that the level of the Fund's advisory
product line diversification,                Lipper in determining contractual fee        fees, as a percentage of the Fund's net
distribution, fund operations, shareholder   rates.                                       assets, has decreased as net assets
services and compliance. The Board                                                        increased because of the breakpoints.
concluded that the quality and efficiency       The Board also compared the Fund's        Based on this information, the Board
of the services Invesco Aim and its          effective fee rate (the advisory fee after   concluded that the Fund's advisory fees
affiliates provide to the AIM Funds in       any advisory fee waivers and before any      appropriately reflect economies of scale
each of these areas have generally           expense limitations/waivers) to the          at current asset levels. The Board also
improved, and support the Board's approval   advisory fee rates of other clients of       noted that the Fund shares directly in
of the continuance of the Fund's             Invesco Aim and its affiliates with          economies of scale through lower fees
investment advisory agreement.               investment strategies comparable to those    charged by third party service providers
                                             of the Fund, including three mutual funds    based on the combined size of all of the
   B. Fund Performance                       advised by Invesco Aim. The Board noted      AIM Funds and affiliates.
                                             that the Fund's rate was below the rate
The Board compared the Fund's performance    for one of the mutual funds and above the       E. Profitability and Financial
during the past one, three and five          rates for two of the mutual funds.                 Resources of Invesco Aim
calendar years to the performance of funds
in the Fund's performance group that are        Additionally, the Board compared the      The Board reviewed information from
not managed by Invesco Aim, and against      Fund's effective fee rate to the total       Invesco Aim concerning the costs of the
the performance of all funds in the Lipper   advisory fees paid by numerous separately    advisory and other services that Invesco
Large-Cap Value Funds Index. The Board       managed accounts/wrap accounts advised by    Aim and its affiliates provide to the Fund
also reviewed the criteria used by Invesco   Invesco Aim affiliates. The Board noted      and the profitability of Invesco Aim and
Aim to identify the funds in the Fund's      that the Fund's rate was generally above     its affiliates in providing these
performance group for inclusion in the       the rates for the separately managed         services. The Board also reviewed
Lipper reports. The Board noted that the     accounts/wrap accounts. The Board            information concerning the financial
Fund's performance was in the third          considered that management of the            condition of Invesco Aim and its
quintile of its performance group for the    separately managed accounts/wrap accounts    affiliates. The Board also reviewed with
one year period and the fourth quintile      by the Invesco Aim affiliates involves       Invesco Aim the methodology used to
for the three and five year periods (the     different levels of services and different   prepare the profitability information. The
first quintile being the best performing     operational and regulatory requirements      Board considered the overall profitability
funds and the fifth quintile being the       than Invesco Aim's management of the Fund.   of Invesco Aim, as well as the
worst performing funds). The Board noted     The Board concluded that these differences   profitability of Invesco Aim in connection
that the Fund's performance was below the    are appropriately reflected in the fee       with managing the Fund. The Board noted
performance of the Index for the one,        structure for the Fund.                      that Invesco Aim continues to operate at a
three and five year periods. The Board                                                    net profit, although increased expenses in
also noted that Invesco Aim acknowledges        The Board noted that Invesco Aim has      recent years have reduced the
the Fund's underperformance and is focused   not proposed any advisory fee waivers or     profitability of Invesco Aim and its
on the longer term and business issues       expense limitations for the Fund. Based      affiliates. The Board concluded that the
that affect the Fund's performance. The      upon amendments to the Fund's contractual    Fund's fees were fair and reasonable, and
Board also considered the steps Invesco      advisory fee schedule in recent years, the   that the level of profits realized by
Aim has taken over the last several years    Board concluded that it was not necessary    Invesco Aim and its affiliates from
to improve the quality and efficiency of     at this time to discuss with Invesco Aim     providing services to the Fund was not
the services that Invesco Aim provides to    whether to amend the contractual advisory    excessive in light of the nature, quality
the AIM Funds. The Board concluded that      fee schedule or implement any fee waivers    and extent of the services provided. The
Invesco Aim continues to be responsive to    or expense limitations for the Fund.         Board considered whether Invesco Aim is
the Board's focus on fund performance.                                                    financially sound and has the resources
Although the independent written                After taking account of the Fund's        necessary to perform its obligations under
evaluation of                                contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
                                                                                          and concluded that Invesco

                                                                                                                           continued


20   AIM BASIC VALUE FUND

Aim has the financial resources necessary    shareholders. The Board concluded that       recommendations on the markets and
to fulfill these obligations.                Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
                                             arrangements were consistent with            providing investment advisory services.
The Board noted that, at their direction,    regulatory requirements.                     The Board concluded that the sub-advisory
the Senior Officer of the Fund, who is                                                    agreements will benefit the Fund and its
independent of Invesco Aim and Invesco          The Board considered the fact that the    shareholders by permitting Invesco Aim to
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   utilize the additional resources and
independent written evaluation to assist     from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
the Board in determining the                 may be invested in money market funds        managing the Fund.
reasonableness of the proposed management    advised by Invesco Aim pursuant to
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The           B. Fund Performance
The Board noted that they had relied upon    Board noted that Invesco Aim will receive
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered    A. Nature, Extent and Quality of Services    Sub-Advisers are affiliates. After taking
that these services are provided to the         Provided by Affiliated Sub-Advisers       account of the Fund's contractual
Fund pursuant to written contracts which                                                  sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong
Fund.                                        Limited, Invesco Institutional (N.A.),       The Board considered whether each
                                             Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
   The Board considered the benefits         Management, Inc. (collectively, the          sound and has the resources necessary to
realized by Invesco Aim as a result of       "Affiliated Sub-Advisers") under the         perform its obligations under its
portfolio brokerage transactions executed    sub-advisory agreements and the              respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      and employees of the Affiliated              has the financial resources necessary to
commissions paid by the Fund and/or other    Sub-Advisers who will provide these          fulfill these obligations.
funds advised by Invesco Aim are used to     services. The Board concluded that the
pay for research and execution services.     nature, extent and quality of the services
The Board noted that soft dollar             to be provided by the Affiliated
arrangements shift the payment obligation    Sub-Advisers were appropriate. The Board
for the research and execution services      noted that the Affiliated Sub-Advisers,
from Invesco Aim to the funds and            which have offices and personnel that are
therefore may reduce Invesco Aim's           geographically dispersed in financial
expenses. The Board also noted that          centers around the world, have been formed
research obtained through soft dollar        in part for the purpose of researching and
arrangements may be used by Invesco Aim in   compiling information and making
making investment decisions for the Fund
and may therefore benefit Fund



21   AIM BASIC VALUE FUND

Supplement to Semiannual Report dated 6/30/08

AIM BASIC VALUE FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/08                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                  1.91%   those shown. All returns assume
shareholders with a performance overview        5 Years                           5.97    reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                          -22.10    Investment return and principal value will
Class shares are offered exclusively to         6 Months*                       -17.15    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.76%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   BVA-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-------------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                ACTUAL                       EXPENSES)
                                      -----------------------------------------------------------
                         BEGINNING        ENDING       EXPENSES       ENDING                       ANNUALIZED
                       ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE    EXPENSES PAID     EXPENSE
        CLASS            (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)   DURING PERIOD(2)     RATIO
-------------------------------------------------------------------------------------------------------------
    Institutional        $1,000.00       $828.50        $3.59       $1,020.93          $3.97          0.79%
-------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM BASIC VALUE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Basic Value Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   182,780,828        23,098,525         6,564,572         57,247,667
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................    44,320,499         3,671,096         1,772,496         15,154,100



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


22        AIM BASIC VALUE FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print
  them out for your records.

This Service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   BVA-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM ALLOCATION FUNDS
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                               AIM Conservative Allocation Fund
                               AIM Growth Allocation Fund
                               AIM Moderate Allocation Fund
                               AIM Moderate Growth Allocation Fund
                               AIM Moderately Conservative Allocation Fund

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Letter to Shareholders
became INVESCO AIM              3   Fund Performance
on March 31, 2008.              8   Portfolio Composition
                                9   Schedule of Investments
For more details, go to        12   Financial Statements
invescoaim.com                 17   Notes to Financial Statements
                               26   Financial Highlights
                               52   Fund Expenses
                               54   Approval of Investment Advisory Agreement
                               58   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE


                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                             We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


2  AIM ALLOCATION FUNDS

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM CONSERVATIVE ALLOCATION FUND                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/08, including maximum
FUND VS. INDEXES                                                                          applicable sales charges

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      CLASS A SHARES
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   Inception (4/30/04)                  2.69%
sales charges, which would have reduced performance.                                         1 Year                           -6.45

Class A Shares                                                                    -2.09%  CLASS B SHARES
Class B Shares                                                                    -2.39   Inception (4/30/04)                  2.88%
Class C Shares                                                                    -2.48      1 Year                           -6.43
Class R Shares                                                                    -2.19
S&P 500 Index(triangle) (Broad Market Index)                                     -11.90   CLASS C SHARES
Custom Conservative Allocation Index(square) (Style-Specific Index)               -2.20   Inception (4/30/04)                  3.29%
Lipper Mixed-Asset Target Allocation Conservative Funds Index(triangle)                      1 Year                           -2.70
    (Peer Group Index)                                                            -1.59
                                                                                          CLASS R SHARES
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   Inception (4/30/04)                  3.83%
                                                                                             1 Year                           -1.17
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       ==========================================
covering all major areas of the U.S. economy. It is not the 500 largest companies, but
rather the most widely held 500 companies chosen with respect to market size,             RATIO SET FORTH IN THE MOST RECENT FUND
liquidity, and their industry.                                                            PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                          FOR CLASS A, CLASS B, CLASS C AND CLASS R
   The CUSTOM CONSERVATIVE ALLOCATION INDEX, created by Invesco Aim to serve as a         SHARES WAS 1.27%, 2.02%, 2.02% AND 1.52%,
benchmark for AIM Conservative Allocation Fund, is composed of the following indexes:     RESPECTIVELY. (2) THE EXPENSE RATIOS
RUSSELL 3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT      PRESENTED ABOVE MAY VARY FROM THE EXPENSE
EQUITY REITS, LEHMAN BROTHERS U.S. UNIVERSAL and THREE-MONTH U.S. TREASURY BILL. The      RATIOS PRESENTED IN OTHER SECTIONS OF THIS
composition of the index may change from time to time based upon the target asset         REPORT THAT ARE BASED ON EXPENSES INCURRED
allocation of the Fund. Therefore, the current composition of the index does not          DURING THE PERIOD COVERED BY THIS REPORT.
reflect its historical composition and will likely be altered in the future to better
reflect the objective of the Fund. The Russell 3000 Index is an unmanaged index consid-      CLASS A SHARE PERFORMANCE REFLECTS THE
ered representative of the U.S. stock market. The Russell 3000 Index is a trademark/      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
service mark of the Frank Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of   AND CLASS C SHARE PERFORMANCE REFLECTS THE
the Frank Russell Co. The MSCI EAFE Index is an unmanaged index considered representa-    APPLICABLE CONTINGENT SALES CHARGE (CDSC)
tive of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs      FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
Index is an unmanaged index considered representative of U.S. REITs. The Lehman           B SHARES DECLINES FROM 5% BEGINNING AT THE
Brothers U.S. Universal Index is composed of the following Lehman Brothers indexes:       TIME OF PURCHASE TO 0% AT THE BEGINNING OF
U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and   THE SEVENTH YEAR. THE CDSC ON CLASS C
the non-ERISA portion of CMBS. The three-month U.S. Treasury bill Index is compiled by    SHARES IS 1% FOR THE FIRST YEAR AFTER
Lipper and is derived from secondary market interest rates published by the Federal       PURCHASE. CLASS R SHARES DO NOT HAVE A
Reserve Bank.                                                                             FRONT-END SALES CHARGE; RETURNS SHOWN ARE
                                                                                          AT NET ASSET VALUE AND DO NOT REFLECT A
   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally        0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
weighted representation of the largest funds in the Lipper Mixed-Asset Target Alloca-     REDEMPTION OF RETIREMENT PLAN ASSETS
tion Conservative Funds category. These funds, by portfolio practice, maintain a mix of   WITHIN THE FIRST YEAR.
between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash
equivalents.                                                                                 THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
   The Fund is not managed to track the performance of any particular index, including    DIFFERENT SALES CHARGE STRUCTURES AND
the indexes defined here, and consequently, the performance of the Fund may deviate       CLASS EXPENSES.
significantly from the performance of the indexes.
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
   A direct investment cannot be made in an index. Unless otherwise indicated, index      REIMBURSED EXPENSES IN THE PAST,
results include reinvested dividends, and they do not reflect sales charges.              PERFORMANCE WOULD HAVE BEEN LOWER.
Performance of an index of funds reflects fund expenses; performance of a market index
does not.                                                                                 (1) Total annual operating expenses less
=======================================================================================      any contractual fee waivers and/or
                                                                                             expense reimbursements by the advisor
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PAY ON FUND DISTRIBUTIONS OR SALE OF FUND       in effect through at least June 30,
PERFORMANCE AND CANNOT GUARANTEE             SHARES. INVESTMENT RETURN AND PRINCIPAL         2009. See current prospectus for more
COMPARABLE FUTURE RESULTS; CURRENT           VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE       information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   A GAIN OR LOSS WHEN YOU SELL SHARES.
VISIT INVESCOAIM.COM FOR THE MOST RECENT                                                  (2) The expense ratio includes acquired
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE NET ANNUAL FUND OPERATING EXPENSE        fund fees and expenses of the
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RATIO SET FORTH IN THE MOST RECENT FUND         underlying funds in which the Fund
IN NET ASSET VALUE AND THE EFFECT OF THE     PROSPECTUS AS OF THE DATE OF THIS REPORT        invests of 0.62% for AIM Conservative
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FOR CLASS A, CLASS B, CLASS C AND CLASS R       Allocation Fund.
STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES WAS 1.11%, 1.86%, 1.86% AND 1.36%,
DEDUCTION OF TAXES A SHAREHOLDER WOULD       RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND
                                             OPERATING EXPENSE


3  AIM CONSERVATIVE ALLOCATION FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM GROWTH ALLOCATION FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      applicable sales charges
shown does not include applicable contingent deferred sales charges (CDSC) or front-end
sales charges, which would have reduced performance.                                      CLASSA SHARES
                                                                                          Inception (4/30/04)                  6.85%
Class A Shares                                                                   -11.05%     1 Year                          -16.29
Class B Shares                                                                   -11.35
Class C Shares                                                                   -11.35   CLASS B SHARES
Class R Shares                                                                   -11.14   Inception (4/30/04)                  7.13%
S&P 500 Index(triangle) (Broad Market Index)                                     -11.90      1 Year                          -16.33
Custom Growth Allocation Index(square) (Style-Specific Index)                    -10.02
Lipper Multi-Cap Core Funds Index(triangle) (Peer Group Index)                   -10.28   CLASS C SHARES
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   Inception (4/30/04)                  7.52%
                                                                                             1 Year                          -12.92
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    CLASS R SHARES
rather the most widely held 500 companies chosen with respect to market size,             Inception (4/30/04)                  8.06%
liquidity, and their industry.                                                               1 Year                          -11.62
                                                                                          ==========================================
   The CUSTOM GROWTH ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark
for AIM Growth Allocation Fund, is composed of the following indexes: RUSSELL             THE EXPENSE RATIOS PRESENTED IN OTHER
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       SECTIONS OF THIS REPORT THAT ARE BASED ON
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    EXPENSES INCURRED DURING THE PERIOD
time to time based upon the target asset allocation of the Fund. Therefore, the current   COVERED BY THIS REPORT.
composition of the index does not reflect its historical composition and will likely be
altered in the future to better reflect the objective of the Fund. The Russell 3000          CLASS A SHARE PERFORMANCE REFLECTS THE
Index is an unmanaged index considered representative of the U.S. stock market. The       MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Russell 3000 Index is a trademark/service mark of the Frank Russell Co.                   AND CLASS C SHARE PERFORMANCE REFLECTS THE
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE     APPLICABLE CONTINGENT SALES CHARGE (CDSC)
Index is an unmanaged index considered representative of stocks of Europe, Australasia    FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered     B SHARES DECLINES FROM 5% BEGINNING AT THE
representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is composed of     TIME OF PURCHASE TO 0% AT THE BEGINNING OF
the following Lehman Brothers indexes: U.S. Aggregate Index, U.S. High-Yield Corporate,   THE SEVENTH YEAR. THE CDSC ON CLASS C
144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.                     SHARES IS 1% FOR THE FIRST YEAR AFTER
                                                                                          PURCHASE. CLASS R SHARES DO NOT HAVE A
   The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the     FRONT-END SALES CHARGE; RETURNS SHOWN ARE
largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have     AT NET ASSET VALUE AND DO NOT REFLECT A
an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
growth value, compared to the S&P SuperComposite 1500 Index.                              REDEMPTION OF RETIREMENT PLAN ASSETS
                                                                                          WITHIN THE FIRST YEAR.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate          THE PERFORMANCE OF THE FUND'S SHARE
significantly from the performance of the indexes.                                        CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
   A direct investment cannot be made in an index. Unless otherwise indicated, index      CLASS EXPENSES.
results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index       HAD THE ADVISOR NOT WAIVED FEES AND/OR
does not.                                                                                 REIMBURSED EXPENSES IN THE PAST,
=======================================================================================   PERFORMANCE WOULD HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED REPRESENT PAST   YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL    (1) Total annual operating expenses less
PERFORMANCE AND CANNOT GUARANTEE             SHARES.                                         any contractual fee waivers and/or
COMPARABLE FUTURE RESULTS; CURRENT                                                           expense reimbursements by the advisor
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      THE NET ANNUAL FUND OPERATING EXPENSE        in effect through at least June 30,
VISIT INVESCOAIM.COM FOR THE MOST RECENT     RATIO SET FORTH IN THE MOST RECENT FUND         2009. See current prospectus for more
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   PROSPECTUS AS OF THE DATE OF THIS REPORT        information.
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    FOR CLASS A, CLASS B, CLASS C AND CLASS R
IN NET ASSET VALUE AND THE EFFECT OF THE     SHARES WAS 1.27%, 2.02%, 2.02% AND 1.52%,    (2) The expense ratio includes acquired
MAXIMUM SALES CHARGE UNLESS OTHERWISE        RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND        fund fees and expenses of the
STATED. PERFORMANCE FIGURES DO NOT REFLECT   OPERATING EXPENSE RATIO SET FORTH IN THE        underlying funds in which the Fund
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   MOST RECENT FUND PROSPECTUS AS OF THE DATE      invests of 0.80% for AIM Growth
ON FUND DISTRIBUTIONS OR SALE OF FUND        OF THIS REPORT FOR CLASS A, CLASS B, CLASS      Allocation Fund.
SHARES. INVESTMENT RETURN AND PRINCIPAL      C AND CLASS R SHARES WAS 1.36%, 2.11%,
VALUE WILL FLUCTUATE SO THAT                 2.11% AND 1.61%, RESPECTIVELY.(2) THE
                                             EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                             FROM


4  AIM GROWTH ALLOCATION FUND

FUND PERFORMANCE
=======================================================================================   ==========================================

PERFORMANCE SUMMARY - AIM MODERATE ALLOCATION FUND                                        AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/08, including maximum
FUND VS. INDEXES                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (4/30/04)                  5.00%
                                                                                             1 Year                          -13.14
Class A Shares                                                                    -8.26%
Class B Shares                                                                    -8.56   CLASS B SHARES
Class C Shares                                                                    -8.56   Inception (4/30/04)                  5.26%
Class R Shares                                                                    -8.35      1 Year                          -13.10
S&P 500 Index(triangle) (Broad Market Index)                                     -11.90
Custom Moderate Allocation Index(square) (Style-Specific Index)                   -6.35   CLASS C SHARES
Lipper Mixed-Asset Target Allocation Moderate Funds Index(triangle)                       Inception (4/30/04)                  5.67%
   (Peer Group Index)                                                             -6.04      1 Year                           -9.64
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.
                                                                                          CLASS R SHARES
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       Inception (4/30/04)                  6.20%
covering all major areas of the U.S. economy. It is not the 500 largest companies, but       1 Year                           -8.27
rather the most widely held 500 companies chosen with respect to market size,
liquidity, and their industry.                                                            ==========================================

   The CUSTOM MODERATE ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark   VARY FROM THE EXPENSE RATIOS PRESENTED IN
for AIM Moderate Allocation Fund, is composed of the following indexes: RUSSELL           OTHER SECTIONS OF THIS REPORT THAT ARE
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       BASED ON EXPENSES INCURRED DURING THE
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    PERIOD COVERED BY THIS REPORT.
time to time based upon the target asset allocation of the Fund. Therefore, the current
composition of the index does not reflect its historical composition and will likely be      CLASS A SHARE PERFORMANCE REFLECTS
altered in the future to better reflect the objective of the Fund. The Russell 3000       THE MAXIMUM 5.50% SALES CHARGE, AND CLASS
Index is an unmanaged index considered representative of the U.S. stock market. The       B AND CLASS C SHARE PERFORMANCE REFLECTS
Russell 3000 Index is a trademark/service mark of the Frank Russell Co.                   THE APPLICABLE CONTINGENT SALES CHARGE
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE     (CDSC) FOR THE PERIOD INVOLVED. THE CDSC
Index is an unmanaged index considered representative of stocks of Europe, Australasia    ON CLASS B SHARES DECLINES FROM 5%
and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is composed of     THE BEGINNING OF THE SEVENTH YEAR. THE
the following Lehman Brothers indexes: U.S. Aggregate Index, U.S. High-Yield Corporate,   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.                     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
   The LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted   SHOWN ARE AT NET ASSET VALUE AND DO NOT
representation of the largest funds in the Lipper Mixed-Asset Target Allocation           REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Moderate Funds category. These funds, by portfolio practice, maintain a mix of between    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
40%-60% equity securities, with the remainder invested in bonds, cash, and cash           ASSETS WITHIN THE FIRST YEAR.
equivalents.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   The Fund is not managed to track the performance of any particular index, including    CLASSES WILL DIFFER PRIMARILY DUE TO
the indexes defined here, and consequently, the performance of the Fund may deviate       DIFFERENT SALES CHARGE STRUCTURES AND
significantly from the performance of the indexes.                                        CLASS EXPENSES.

   A direct investment cannot be made in an index. Unless otherwise indicated, index           HAD THE ADVISOR NOT WAIVED FEES
results include reinvested dividends, and they do not reflect sales charges.              AND/OR REIMBURSED EXPENSES IN THE PAST,
Performance of an index of funds reflects fund expenses; performance of a market index    PERFORMANCE WOULD HAVE BEEN LOWER.
does not.
=======================================================================================   (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU        expense reimbursements by the advisor
PERFORMANCE AND CANNOT GUARANTEE             MAY HAVE A GAIN OR LOSS WHEN YOU SELL             in effect through at least June 30,
COMPARABLE FUTURE RESULTS; CURRENT           SHARES.                                           2009. See current prospectus for more
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE                                                     information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT        THE NET ANNUAL FUND OPERATING EXPENSE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   RATIO SET FORTH IN THE MOST RECENT FUND      (2)  The expense ratio includes acquired
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    PROSPECTUS AS OF THE DATE OF THIS REPORT          fund fees and expenses of the
IN NET ASSET VALUE AND THE EFFECT OF THE     FOR CLASS A, CLASS B, CLASS C AND CLASS R         underlying funds in which the Fund
MAXIMUM SALES CHARGE UNLESS OTHERWISE        SHARES WAS 1.14%, 1.89%, 1.89% AND 1.39%,         invests of 0.76% for AIM Moderate
STATED. PERFORMANCE FIGURES DO NOT REFLECT   RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND          Allocation Fund.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   OPERATING EXPENSE RATIO SET FORTH IN THE
ON FUND DISTRIBUTIONS OR SALE OF FUND        MOST RECENT FUND PROSPECTUS AS OF THE DATE
SHARES. INVESTMENT RETURN AND                OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                             C AND CLASS R SHARES WAS 1.26%, 2.01%,
                                             2.01% AND 1.51%, RESPECTIVELY.2 THE
                                             EXPENSE RATIOS PRESENTED ABOVE MAY


5   AIM MODERATE ALLOCATION FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM MODERATE GROWTH ALLOCATION FUND                                 AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (4/29/05)                  5.78%
                                                                                             1 Year                           -15.11
Class A Shares                                                                    -9.75%
Class B Shares                                                                   -10.12   CLASS B SHARES
Class C Shares                                                                   -10.12   Inception (4/29/05)                  6.08%
Class R Shares                                                                    -9.93      1 Year                           -15.11
S&P 500 Index(triangle) (Broad Market Index)                                     -11.90
Custom Moderate Growth Allocation Index(square) (Style-Specific Index)            -8.48   CLASS C SHARES
Lipper Mixed-Asset Target Allocation Growth Funds Index(triangle)                         Inception (4/29/05)                  6.88%
  (Peer Group Index)                                                              -7.32      1 Year                           -11.67
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.
                                                                                          CLASS R SHARES
                                                                                          Inception (4/29/05)                  7.38%
                                                                                             1 Year                           -10.41
                                                                                          ==========================================

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    FOR CLASS A, CLASS B, CLASS C AND CLASS R
rather the most widely held 500 companies chosen with respect to market size,             SHARES WAS 1.32%, 2.07%, 2.07% AND 1.57%,
liquidity, and their industry.                                                            RESPECTIVELY.2 THE EXPENSE RATIOS
                                                                                          PRESENTED ABOVE MAY VARY FROM THE EXPENSE
   The CUSTOM MODERATE GROWTH ALLOCATION INDEX, created by Invesco Aim to serve as a      RATIOS PRESENTED IN OTHER SECTIONS OF THIS
benchmark for AIM Moderate Growth Allocation Fund, is composed of the following           REPORT THAT ARE BASED ON EXPENSES INCURRED
indexes: RUSSELL 3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE    DURING THE PERIOD COVERED BY THIS REPORT.
NAREIT EQUITY REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from time to time based upon the target asset allocation of the Fund.
Therefore, the current composition of the index does not reflect its historical              CLASS A SHARE PERFORMANCE REFLECTS THE
composition and will likely be altered in the future to better reflect the objective of   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
the Fund. The Russell 3000 Index is an unmanaged index considered representative of the   AND CLASS C SHARE PERFORMANCE REFLECTS THE
U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank        APPLICABLE CONTINGENT SALES CHARGE (CDSC)
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The   FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe,      B SHARES DECLINES FROM 5% BEGINNING AT THE
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index    TIME OF PURCHASE TO 0% AT THE BEGINNING OF
considered representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is      THE SEVENTH YEAR. THE CDSC ON CLASS C
composed of the following Lehman Brothers indexes: U.S. Aggregate Index, U. S.            SHARES IS 1% FOR THE FIRST YEAR AFTER
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     PURCHASE. CLASS R SHARES DO NOT HAVE A
CMBS.                                                                                     FRONT-END SALES CHARGE; RETURNS SHOWN ARE
                                                                                          AT NET ASSET VALUE AND DO NOT REFLECT A
   The LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX is an equally weighted     0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
representation of the largest funds in the Lipper Mixed-Asset Target Allocation Growth    REDEMPTION OF RETIREMENT PLAN ASSETS
Funds category. These funds, by portfolio practice, maintain a mix of between 60%-80%     WITHIN THE FIRST YEAR.
equity securities, with the remainder invested in bonds, cash, and cash equivalents.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   The Fund is not managed to track the performance of any particular index, including    CLASSES WILL DIFFER PRIMARILY DUE TO
the indexes defined here, and consequently, the performance of the Fund may deviate       DIFFERENT SALES CHARGE STRUCTURES AND
significantly from the performance of the indexes.                                        CLASS EXPENSES.

   A direct investment cannot be made in an index. Unless otherwise indicated, index         HAD THE ADVISOR NOT WAIVED FEES AND/OR
results include reinvested dividends, and they do not reflect sales charges.              REIMBURSED EXPENSES IN THE PAST,
Performance of an index of funds reflects fund expenses; performance of a market index    PERFORMANCE WOULD HAVE BEEN LOWER.
does not.
=======================================================================================   (1) Total annual operating expenses less
                                                                                             any contractual fee waivers and/or
THE PERFORMANCE DATA QUOTED REPRESENT PAST   FUND SHARES. INVESTMENT RETURN AND              expense reimbursements by the advisor
PERFORMANCE AND CANNOT GUARANTEE             PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU      in effect through at least June 30,
COMPARABLE FUTURE RESULTS; CURRENT           MAY HAVE A GAIN OR LOSS WHEN YOU SELL           2009. See current prospectus for more
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES.                                         information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE NET ANNUAL FUND OPERATING EXPENSE     (2) The expense ratio includes acquired
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RATIO SET FORTH IN THE MOST RECENT FUND         fund fees and expenses of the
IN NET ASSET VALUE AND THE EFFECT OF THE     PROSPECTUS AS OF THE DATE OF THIS REPORT        underlying funds in which the Fund
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FOR CLASS A, CLASS B, CLASS C AND CLASS R       invests of 0.78% for AIM Moderate
STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES WAS 1.15%, 1.90%, 1.90% AND 1.40%,       Growth Allocation Fund.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND
ON FUND DISTRIBUTIONS OR SALE OF             OPERATING EXPENSE RATIO SET FORTH IN THE
                                             MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                             OF THIS REPORT


6   AIM MODERATE GROWTH ALLOCATION FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM MODERATELY CONSERVATIVE ALLOCATION FUND                         AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (4/29/05)                  3.20%
                                                                                             1 Year                           -8.91

Class A Shares                                                                  - 4.89%   CLASS B SHARES
Class B Shares                                                                  - 5.20    Inception (4/29/05)                  3.39%
Class C Shares                                                                  - 5.28       1 Year                           -8.84
Class R Shares                                                                  - 5.00
S&P 500 Index(triangle) (Broad Market Index)                                    - 1.90    CLASS C SHARES
Custom Moderately Conservative Allocation Index(square) (Style-Specific Index)  - 3.98    Inception (4/29/05)                  4.26%
Lipper Mixed-Asset Target Allocation Conservative Funds                                      1 Year                           -5.25
   Index(traiangle) (Peer Group Index)                                          -1.59
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   CLASS R SHARES
                                                                                          Inception (4/29/05)                  4.77%
                                                                                             1 Year                           -3.89
                                                                                          ==========================================

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       FOR CLASS A, CLASS B, CLASS C AND CLASS R
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    SHARES WAS 1.37%, 2.12%, 2.12% AND 1.62%,
rather the most widely held 500 companies chosen with respect to market size,             RESPECTIVELY.2 THE EXPENSE RATIOS
liquidity, and their industry.                                                            PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                                                                          RATIOS PRESENTED IN OTHER SECTIONS OF THIS
   The CUSTOM MODERATELY CONSERVATIVE ALLOCATION INDEX, created by Invesco Aim to serve   REPORT THAT ARE BASED ON EXPENSES INCURRED
as a benchmark for AIM Moderately Conservative Allocation Fund, is composed of the        DURING THE PERIOD COVERED BY THIS REPORT.
following indexes: RUSSELL 3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED
TRADEMARK--, FTSE NAREIT EQUITY REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The                CLASS A SHARE PERFORMANCE REFLECTS THE
composition of the index may change from time to time based upon the target asset         MAXIMUM 5.50% SALES CHARGE, AND CLASS B
allocation of the Fund. Therefore, the current composition of the index does not          AND CLASS C SHARE PERFORMANCE REFLECTS THE
reflect its historical composition and will likely be altered in the future to better     APPLICABLE CONTINGENT SALES CHARGE (CDSC)
reflect the objective of the Fund. The Russell 3000 Index is an unmanaged index           FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
considered representative of the U.S. stock market. The Russell 3000 Index is a           B SHARES DECLINES FROM 5% BEGINNING AT THE
trademark/service mark of the Frank Russell Co. Russell--REGISTERED TRADEMARK-- is a      TIME OF PURCHASE TO 0% AT THE BEGINNING OF
trademark of the Frank Russell Co. The MSCI EAFE Index is an unmanaged index considered   THE SEVENTH YEAR. THE CDSC ON CLASS C
representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT         SHARES IS 1% FOR THE FIRST YEAR AFTER
Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The     PURCHASE. CLASS R SHARES DO NOT HAVE A
Lehman Brothers U.S. Universal Index is composed of the following Lehman Brothers         FRONT-END SALES CHARGE; RETURNS SHOWN ARE
indexes: U.S. Aggregate Index, U. S. High-Yield Corporate, 144A, Eurodollar, Emerging     AT NET ASSET VALUE AND DO NOT REFLECT A
Markets and the non-ERISA portion of CMBS.                                                0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
                                                                                          REDEMPTION OF RETIREMENT PLAN ASSETS
   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally        WITHIN THE FIRST YEAR.
weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a       THE PERFORMANCE OF THE FUND'S SHARE
mix of between 20%-40% equity securities, with the remainder invested in bonds, cash,     CLASSES WILL DIFFER PRIMARILY DUE TO
and cash equivalents.                                                                     DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate          HAD THE ADVISOR NOT WAIVED FEES AND/OR
significantly from the performance of the indexes.                                        REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.              (1) Total annual operating expenses less
Performance of an index of funds reflects fund expenses; performance of a market index       any contractual fee waivers and/or
does not.                                                                                    expense reimbursements by the advisor
=======================================================================================      in effect through at least June 30,
                                                                                             2009. See current prospectus for more
THE PERFORMANCE DATA QUOTED REPRESENT PAST   FUND SHARES. INVESTMENT RETURN AND              information.
PERFORMANCE AND CANNOT GUARANTEE             PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
COMPARABLE FUTURE RESULTS; CURRENT           MAY HAVE A GAIN OR LOSS WHEN YOU SELL        (2) The expense ratio includes acquired
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES.                                         fund fees and expenses of the
VISIT INVESCOAIM.COM FOR THE MOST RECENT                                                     underlying funds in which the Fund
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE NET ANNUAL FUND OPERATING EXPENSE        invests of 0.70% for AIM Moderately
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RATIO SET FORTH IN THE MOST RECENT FUND         Conservative Allocation Fund.
IN NET ASSET VALUE AND THE EFFECT OF THE     PROSPECTUS AS OF THE DATE OF THIS REPORT
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FOR CLASS A, CLASS B, CLASS C AND CLASS R
STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES WAS 1.09%, 1.84%, 1.84% AND 1.34%,
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND
ON FUND DISTRIBUTIONS OR SALE OF             OPERATING EXPENSE RATIO SET FORTH IN THE
                                             MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                             OF THIS REPORT


7   AIM MODERATELY CONSERVATIVE ALLOCATION FUND

PORTFOLIO COMPOSITION TABLES

As of June 30, 2008

AIM CONSERVATIVE ALLOCATION FUND



                                                                                % OF TOTAL NET
                                                                     TARGET      ASSETS AS OF
ASSET CLASS                                                        ALLOCATION      06/30/08
----------------------------------------------------------------------------------------------
Intermediate-Term Taxable Investment Grade                            26.00%         26.29%
----------------------------------------------------------------------------------------------
International/Global Blend                                             2.50%          2.31%
----------------------------------------------------------------------------------------------
Large-Cap Blend                                                        5.00%          4.84%
----------------------------------------------------------------------------------------------
Large-Cap Growth                                                       5.00%          4.82%
----------------------------------------------------------------------------------------------
Large-Cap Value                                                        5.00%          4.57%
----------------------------------------------------------------------------------------------
Mid-Cap Blend                                                          2.50%          2.30%
----------------------------------------------------------------------------------------------
Real Estate                                                            2.50%          2.35%
----------------------------------------------------------------------------------------------
Sector                                                                 2.50%          2.41%
----------------------------------------------------------------------------------------------
Short-Term Taxable Investment Grade                                   32.00%         32.73%
----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                            7.00%          7.25%
----------------------------------------------------------------------------------------------
Cash Equivalents Plus Other Assets Less Liabilities                   10.00%         10.13%
______________________________________________________________________________________________
==============================================================================================




AIM MODERATE ALLOCATION FUND




                                                                                % OF TOTAL NET
                                                                     TARGET      ASSETS AS OF
ASSET CLASS                                                        ALLOCATION      06/30/08
----------------------------------------------------------------------------------------------
Intermediate-Term Taxable Investment Grade                            25.50%         26.74%
----------------------------------------------------------------------------------------------
International/Global Blend                                            10.00%          9.57%
----------------------------------------------------------------------------------------------
International/Global Growth                                            7.50%          7.32%
----------------------------------------------------------------------------------------------
Large-Cap Growth                                                      12.50%         12.48%
----------------------------------------------------------------------------------------------
Large-Cap Value                                                       10.00%          9.46%
----------------------------------------------------------------------------------------------
Mid-Cap Growth                                                         4.00%          4.00%
----------------------------------------------------------------------------------------------
Mid-Cap Value                                                          4.00%          3.61%
----------------------------------------------------------------------------------------------
Real Estate                                                            3.00%          2.79%
----------------------------------------------------------------------------------------------
Sector                                                                 5.00%          4.99%
----------------------------------------------------------------------------------------------
Short-Term Taxable Investment Grade                                    2.50%          2.65%
----------------------------------------------------------------------------------------------
Small Cap                                                              4.00%          3.88%
----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                           12.00%         12.57%
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.06)%
______________________________________________________________________________________________
==============================================================================================



AIM MODERATELY CONSERVATIVE ALLOCATION FUND




                                                                                % OF TOTAL NET
                                                                     TARGET      ASSETS AS OF
ASSET CLASS                                                        ALLOCATION      06/30/08
----------------------------------------------------------------------------------------------
Intermediate-Term Taxable Investment Grade                            39.00%         40.19%
----------------------------------------------------------------------------------------------
International/Global Blend                                             5.00%          4.69%
----------------------------------------------------------------------------------------------
International/Global Growth                                            2.50%          2.39%
----------------------------------------------------------------------------------------------
Large-Cap Growth                                                      11.25%         11.01%
----------------------------------------------------------------------------------------------
Large-Cap Value                                                       11.25%         10.44%
----------------------------------------------------------------------------------------------
Mid-Cap Growth                                                         2.50%          2.45%
----------------------------------------------------------------------------------------------
Mid-Cap Value                                                          2.50%          2.22%
----------------------------------------------------------------------------------------------
Real Estate                                                            2.50%          2.39%
----------------------------------------------------------------------------------------------
Sector                                                                 2.50%          2.45%
----------------------------------------------------------------------------------------------
Short-Term Taxable Investment Grade                                   12.00%         12.48%
----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                            9.00%          9.33%
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.04)%
______________________________________________________________________________________________
==============================================================================================





AIM GROWTH ALLOCATION FUND




                                                                                % OF TOTAL NET
                                                                     TARGET      ASSETS AS OF
ASSET CLASS                                                        ALLOCATION      06/30/08
----------------------------------------------------------------------------------------------
International/Global Blend                                            12.50%         12.24%
----------------------------------------------------------------------------------------------
International/Global Growth                                           12.50%         12.48%
----------------------------------------------------------------------------------------------
Large-Cap Growth                                                      20.00%         20.44%
----------------------------------------------------------------------------------------------
Large-Cap Value                                                       17.50%         16.93%
----------------------------------------------------------------------------------------------
Mid-Cap Growth                                                         5.00%          5.16%
----------------------------------------------------------------------------------------------
Real Estate                                                            5.00%          4.61%
----------------------------------------------------------------------------------------------
Sector                                                                12.50%         12.76%
----------------------------------------------------------------------------------------------
Small Cap                                                             10.00%         10.14%
----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                            5.00%          5.32%
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.08)%
______________________________________________________________________________________________
==============================================================================================



AIM MODERATE GROWTH ALLOCATION FUND




                                                                                % OF TOTAL NET
                                                                     TARGET      ASSETS AS OF
ASSET CLASS                                                        ALLOCATION      06/30/08
----------------------------------------------------------------------------------------------
Intermediate-Term Taxable Investment Grade                            10.00%         10.64%
----------------------------------------------------------------------------------------------
International/Global Blend                                            11.00%         10.67%
----------------------------------------------------------------------------------------------
International/Global Growth                                           11.00%         10.88%
----------------------------------------------------------------------------------------------
Large-Cap Growth                                                      16.50%         16.71%
----------------------------------------------------------------------------------------------
Large-Cap Value                                                       14.00%         13.43%
----------------------------------------------------------------------------------------------
Mid-Cap Growth                                                         4.50%          4.60%
----------------------------------------------------------------------------------------------
Mid-Cap Value                                                          5.00%          4.58%
----------------------------------------------------------------------------------------------
Real Estate                                                            4.00%          3.65%
----------------------------------------------------------------------------------------------
Sector                                                                 7.50%          7.59%
----------------------------------------------------------------------------------------------
Small Cap                                                              6.50%          6.76%
----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                           10.00%         10.54%
----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                        (0.05)%
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM ALLOCATION FUNDS

SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)

AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.09%(A)



                                                                                                                 CHANGE IN
                                                      % OF                                                      UNREALIZED
                                                       NET         VALUE        PURCHASES       PROCEEDS       APPRECIATION
                                                     ASSETS      12/31/07        AT COST       FROM SALES     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                       4.84%   $  5,927,791    $ 1,032,902    $   (210,435)     $  (437,421)
----------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                 22.28%     27,455,265      4,567,758      (1,947,506)        (785,787)
----------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                 7.25%      8,280,864      1,905,132        (295,099)        (349,985)
----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                     2.31%      2,985,651        549,668        (102,145)        (417,848)
----------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                    4.01%      5,267,623        721,450        (857,235)          59,847
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                         2.24%      2,787,949        818,133         (98,748)        (568,355)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                           2.42%      3,204,501        434,958        (119,147)        (372,533)
----------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                     8.16%     10,046,134      1,500,273        (879,834)          15,080
----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                  2.41%      2,949,052        472,929        (103,686)        (177,995)
----------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                     2.35%             --      3,435,447         (51,153)        (295,298)
----------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                              24.57%     29,519,969      4,976,865      (1,838,619)        (358,450)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                             2.40%      3,144,633        537,966        (104,358)        (433,144)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                              2.33%      2,800,602        748,758        (100,414)        (389,479)
----------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                              2.30%      5,184,307        803,473      (2,570,082)        (415,612)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                               10.22%     12,337,623      1,842,763        (773,411)              --
============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $135,864,675)                                100.09%   $121,891,964    $24,348,475    $(10,051,872)     $(4,926,980)
============================================================================================================================
OTHER ASSETS LESS LIABILITIES                         (0.09)%
============================================================================================================================
NET ASSETS                                           100.00%
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                       REALIZED      DIVIDEND       SHARES          VALUE
                                                     GAIN (LOSS)      INCOME       06/30/08       06/30/08
------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                       $ 37,398     $       --       402,423    $  6,350,235
------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                   (62,793)       905,464     2,949,237      29,226,937
------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                  (34,495)       281,655     1,163,576       9,506,417
------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                       14,022             --       240,807       3,029,348
------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                      68,884         55,629       473,925       5,260,569
------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                           (6,153)            --       249,815       2,932,826
------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                             22,989             --       262,698       3,170,768
------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                       16,918        168,630     1,042,746      10,698,571
------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                    18,023             --       117,672       3,158,323
------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                         (539)        41,512       365,931       3,088,457
------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                (69,138)       981,914     3,382,017      32,230,627
------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                8,321             --       302,922       3,153,418
------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                (2,832)            --       320,066       3,056,635
------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                                13,074             --       245,935       3,015,160
------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      --        217,977    13,406,975      13,406,975
============================================================================================================
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $135,864,675)                                  $ 23,679     $2,652,781                  $131,285,266
============================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                       (121,581)
============================================================================================================
NET ASSETS                                                                                      $131,163,685
____________________________________________________________________________________________________________
============================================================================================================




AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.08%(A)



                                                                                                                 CHANGE IN
                                                      % OF                                                      UNREALIZED
                                                       NET         VALUE        PURCHASES       PROCEEDS       APPRECIATION
                                                     ASSETS      12/31/07        AT COST       FROM SALES     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                                   5.16%   $ 36,048,799    $ 3,007,757    $   (433,033)    $ (4,291,942)
----------------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund                            4.61%             --     36,388,843         (75,639)      (5,518,175)
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                    5.32%     36,384,504      2,778,490      (2,043,848)      (1,458,163)
----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                    12.24%     92,056,511      2,938,832      (1,539,307)     (11,992,291)
----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                         12.48%     93,962,662      2,938,832      (2,217,575)     (12,110,289)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                         8.29%     59,960,276      7,592,302        (746,780)     (11,369,931)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                          10.25%     79,155,178      2,351,065      (4,605,378)      (9,351,590)
----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                 12.76%     90,829,497      2,938,831      (3,563,801)      (5,954,342)
----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                   0.00%     33,168,286        994,950     (37,355,661)       9,841,202
----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund                             10.14%     72,711,325      3,842,314        (886,784)      (7,906,286)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                            10.19%     77,617,766      2,351,065      (1,630,113)     (10,401,558)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                              8.64%     60,252,728      6,199,866        (755,350)      (7,937,451)
============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $703,907,997)                                100.08%   $732,147,532    $74,323,147    $(55,853,269)    $(78,450,816)
============================================================================================================================
OTHER ASSETS LESS LIABILITIES                         (0.08)%
============================================================================================================================
NET ASSETS                                           100.00%
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                       REALIZED      DIVIDEND       SHARES         VALUE
                                                     GAIN (LOSS)      INCOME       06/30/08      06/30/08
-----------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                                 $   120,878    $       --    1,580,388    $ 34,452,459
-----------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund                               (7,849)      199,703    2,679,476      30,787,180
-----------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                     (148,652)    1,603,213    8,746,880      35,512,331
-----------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                       282,766            --    6,498,133      81,746,511
-----------------------------------------------------------------------------------------------------------
AIM International Growth Fund                            762,799            --    2,918,964      83,336,429
-----------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                           (37,958)           --    4,718,732      55,397,909
-----------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                             902,699            --    5,671,249      68,451,974
-----------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                    978,315            --    3,175,428      85,228,500
-----------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                  (6,648,777)      131,133           --              --
-----------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund                                  4,613            --    2,528,551      67,765,182
-----------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                               140,022            --    6,539,595      68,077,182
-----------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                (22,119)           --    6,045,830      57,737,674
===========================================================================================================
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $703,907,997)                                $(3,673,263)   $1,934,049                 $668,493,331
===========================================================================================================
OTHER ASSETS LESS LIABILITIES                                                                      (550,886)
===========================================================================================================
NET ASSETS                                                                                     $667,942,445
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM ALLOCATION FUNDS

June 30, 2008
(Unaudited)

AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.06%(A)



                                                                                                                 CHANGE IN
                                                      % OF                                                      UNREALIZED
                                                       NET         VALUE        PURCHASES       PROCEEDS       APPRECIATION
                                                     ASSETS      12/31/07        AT COST       FROM SALES     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                           4.00%   $ 37,430,178    $   973,714    $ (5,118,129)    $ (3,955,668)
----------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                 24.14%    187,013,322     10,319,005     (17,197,033)      (4,317,750)
----------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                 3.22%     23,044,053      1,799,064        (449,827)      (1,006,541)
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                    9.35%     69,195,698      4,892,247      (3,190,636)      (2,861,846)
----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                     9.57%     77,836,457      2,947,244      (1,451,264)     (10,235,487)
----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                          7.32%     59,608,366      1,809,453      (1,159,183)      (7,598,476)
----------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                    2.60%     21,538,918        715,197      (3,997,830)         238,088
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                         4.63%     36,182,198      4,996,331        (665,899)      (6,904,701)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                           6.26%     52,313,375      1,272,401      (2,597,193)      (6,239,608)
----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                           3.61%     36,935,154        973,714      (4,182,165)      (7,555,380)
----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                  4.99%     38,392,019      1,081,701      (1,186,883)      (2,429,438)
----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                   2.79%             --     23,298,204        (175,528)      (2,855,509)
----------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                               2.65%     20,021,197      1,121,873      (1,650,105)        (201,189)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                             6.22%     51,278,660      1,546,381        (903,456)      (6,845,643)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                              4.83%     36,352,557      4,154,269        (679,899)      (4,799,223)
----------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                       3.88%     35,865,195        973,714      (2,245,423)      (6,678,147)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
(Cost $761,955,254)                                  100.06%   $783,007,347    $62,874,512    $(46,850,453)    $(74,246,518)
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                         (0.06)%
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           100.00%
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                       REALIZED       DIVIDEND       SHARES          VALUE
                                                     GAIN (LOSS)       INCOME       06/30/08       06/30/08
-------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                          $(345,920)    $        --     1,722,173    $ 28,984,175
-------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                  (830,439)      5,653,163    17,657,629     174,987,105
-------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                  (55,042)        722,110     2,855,778      23,331,707
-------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                    (219,249)      3,059,979    16,703,501      67,816,214
-------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                      278,098              --     5,514,710      69,375,048
-------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                           384,439              --     1,857,954      53,044,599
-------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                     331,594         206,237     1,696,033      18,825,967
-------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                          (26,574)             --     2,860,422      33,581,355
-------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                            639,410              --     3,760,430      45,388,385
-------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                             33,826              --     2,397,543      26,205,149
-------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                   310,162              --     1,347,525      36,167,561
-------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                     (7,150)        138,190       925,961      20,260,017
-------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                (64,770)        612,895     2,017,524      19,227,006
-------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                               63,503              --     4,336,162      45,139,445
-------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                               (26,838)             --     3,665,012      35,000,866
-------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                        213,605              --     2,322,786      28,128,944
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
(Cost $761,955,254)                                   $ 678,655     $10,392,574                  $725,463,543
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                                        (468,163)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $724,995,380
_____________________________________________________________________________________________________________
=============================================================================================================




AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.05%(A)


                                                                                                                 CHANGE IN
                                                      % OF                                                      UNREALIZED
                                                       NET         VALUE        PURCHASES       PROCEEDS       APPRECIATION
                                                     ASSETS      12/31/07        AT COST       FROM SALES     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                 10.64%   $ 52,719,527    $ 4,156,738    $ (4,637,248)    $ (1,330,775)
----------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                                   4.60%     24,752,482      1,242,606      (1,277,541)      (3,047,417)
----------------------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund                            3.65%             --     20,658,833         (87,933)      (3,126,798)
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                   10.54%     49,939,002      4,783,591      (2,207,945)      (2,079,238)
----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                    10.67%     55,588,814      3,040,948        (512,149)      (7,248,845)
----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                         10.88%     56,719,771      2,807,163        (659,870)      (7,115,574)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                         6.58%     32,954,012      5,131,397        (313,436)      (6,347,415)
----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                           8.38%     44,779,891      2,094,501      (2,078,263)      (5,060,843)
----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                           4.58%     24,025,178      3,759,499        (224,516)      (5,672,474)
----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                  7.59%     37,407,786      1,946,966      (1,090,960)      (2,229,741)
----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                   0.00%     11,384,984        546,699     (13,057,681)       4,017,250
----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                              6.76%     36,656,856      1,850,515      (4,696,004)      (1,008,781)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                             8.33%     43,933,750      2,275,993        (594,231)      (5,907,650)
----------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                              6.85%     33,121,041      4,350,099        (318,141)      (4,442,135)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $521,071,758)                                100.05%   $503,983,094    $58,645,548    $(31,755,918)    $(50,600,436)
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                         (0.05)%
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           100.00%
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                       REALIZED      DIVIDEND       SHARES          VALUE
                                                     GAIN (LOSS)      INCOME       06/30/08       06/30/08
------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                $  (142,811)   $1,617,561     5,122,647    $ 50,765,431
------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund(c)                                     280,021            --     1,006,888      21,950,151
------------------------------------------------------------------------------------------------------------
AIM Global Real Estate Fund                               (8,041)      113,276     1,517,499      17,436,061
------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                     (158,487)    2,244,794    12,383,479      50,276,923
------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                        55,329            --     4,048,020      50,924,097
------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                            162,551            --     1,818,355      51,914,041
------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                           (51,396)           --     2,672,331      31,373,162
------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                             241,905            --     3,312,112      39,977,191
------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                             (28,720)           --     1,999,905      21,858,967
------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                    165,381            --     1,348,712      36,199,432
------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                  (2,891,252)       45,944            --              --
------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                               (547,276)           --     2,829,413      32,255,310
------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                                50,543            --     3,819,251      39,758,405
------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                (12,726)           --     3,423,889      32,698,138
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $521,071,758)                                $(2,884,979)   $4,021,575                  $477,387,309
------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                                       (220,526)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $477,166,783
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM ALLOCATION FUNDS

June 30, 2008
(Unaudited)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.04%(A)



                                                                                                                CHANGE IN
                                                      % OF                                                     UNREALIZED
                                                       NET         VALUE        PURCHASES       PROCEEDS      APPRECIATION
                                                     ASSETS      12/31/07        AT COST       FROM SALES    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                           2.45%   $  2,602,249    $   574,966    $   (50,314)     $  (331,514)
---------------------------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                 23.14%     25,373,162      3,298,554     (1,531,157)        (709,361)
---------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                 5.26%      5,344,069        995,521       (107,929)        (224,360)
---------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                    4.07%      4,280,082        652,912        (89,602)        (191,701)
---------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                     4.69%      5,398,355        777,377       (105,498)        (730,331)
---------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                          2.39%      2,752,161        374,284        (53,540)        (358,233)
---------------------------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                    3.56%      4,166,486        429,617       (632,863)          48,238
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                         5.11%      5,668,195      1,418,372       (111,385)      (1,131,824)
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                           5.52%      6,527,069        639,508       (158,609)        (726,394)
---------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                           2.22%      5,139,067        517,485     (2,279,872)        (494,599)
---------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                  2.45%      2,667,466        322,295        (52,947)        (154,975)
---------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                     2.39%             --      3,002,992        (14,454)        (261,228)
---------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                              12.48%     13,335,671      1,756,289       (677,497)        (165,527)
---------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                             5.49%      6,403,960        846,820       (121,422)        (876,110)
---------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                              5.33%      5,697,645      1,283,122       (114,215)        (791,884)
---------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund(b)                           13.49%     14,927,695      1,853,642     (1,428,543)          29,244
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $121,560,104)                                100.04%   $110,283,332    $18,743,756    $(7,529,847)     $(7,070,559)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                         (0.04)%
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           100.00%
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                       REALIZED      DIVIDEND       SHARES         VALUE
                                                     GAIN (LOSS)      INCOME       06/30/08      06/30/08
-----------------------------------------------------------------------------------------------------------
AIM Capital Development Fund                          $  (2,230)    $       --      165,963    $  2,793,157
-----------------------------------------------------------------------------------------------------------
AIM Core Bond Fund(b)                                   (40,126)       812,325    2,663,075      26,391,072
-----------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                                  (12,478)       176,130      733,760       5,994,823
-----------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                      (5,158)       199,757    1,144,466       4,646,533
-----------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund                        9,385             --      425,222       5,349,288
-----------------------------------------------------------------------------------------------------------
AIM International Growth Fund                            11,890             --       95,501       2,726,562
-----------------------------------------------------------------------------------------------------------
AIM International Total Return Fund                      52,774         42,900      366,149       4,064,252
-----------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                          (17,168)            --      496,268       5,826,190
-----------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund(c)                             16,918             --      521,830       6,298,492
-----------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                           (356,542)            --      231,065       2,525,539
-----------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                                     6,478             --      103,887       2,788,317
-----------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income Fund                         (306)        36,700      323,105       2,727,004
-----------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                (20,911)       430,390    1,492,972      14,228,025
-----------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund                               10,790             --      601,733       6,264,038
-----------------------------------------------------------------------------------------------------------
AIM Structured Value Fund                                (2,768)            --      635,801       6,071,900
-----------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund(b)                              (1,595)       417,263    1,784,274      15,380,443
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED UNDERLYING FUNDS
  (Cost $121,560,104)                                 $(351,047)    $2,115,465                 $114,075,635
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                                                                       (43,457)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $114,032,178
___________________________________________________________________________________________________________
===========================================================================================================




Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
(b) Effective April 30, 2008, AIM Total Return Bond Fund and AIM Intermediate Government Fund name changed to AIM Core Bond Fund and AIM U.S. Government Fund, respectively.
(c) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM ALLOCATION FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




                                                                                                   AIM MODERATE     AIM MODERATELY
                                          AIM CONSERVATIVE      AIM GROWTH       AIM MODERATE         GROWTH         CONSERVATIVE
                                           ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------

ASSETS:

Investments in affiliated underlying
  funds, at value                           $131,285,266       $668,493,331      $725,463,543      $477,387,309      $114,075,635
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Receivables for:
  Investments sold -- affiliated
     underlying funds                              8,631            161,441           688,354                --           155,639
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Fund shares sold                               265,387            832,789           882,353           764,844            78,009
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Dividends from affiliated funds                 28,030                 --                --                --                --
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Fund expenses absorbed                              --              6,959            13,122            14,196                --
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Investment for trustee deferred
  compensation and retirement plans               10,888             13,181            14,095             9,158             7,970
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Other assets                                      38,029             54,134            55,210            51,087            35,250
=======================================   ================   ===============   ===============   ===============   ===============
     Total assets                            131,636,231        669,561,835       727,116,677       478,226,594       114,352,503
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============


LIABILITIES:

Payables for:
  Investments purchased -- affiliated
     underlying funds                                 --                 --                --            60,798                --
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Fund shares reacquired                         312,786            995,213         1,480,459           597,614           197,477
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Accrued fees to affiliates                      89,389            498,240           510,521           316,821            71,606
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Accrued other operating expenses                55,338             92,951            90,186            65,354            41,370
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Trustee deferred compensation and
  retirement plans                                15,033             32,986            40,131            19,224             9,872
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
     Total liabilities                           472,546          1,619,390         2,121,297         1,059,811           320,325
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Net assets applicable to shares
  outstanding                               $131,163,685       $667,942,445      $724,995,380      $477,166,783      $114,032,178
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============


NET ASSETS CONSIST OF:

Shares of beneficial interest               $132,963,453       $675,809,439      $733,287,529      $504,913,093      $118,945,424
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Undistributed net investment income
  (loss)                                       2,265,005           (184,290)        8,845,799         2,906,965         2,073,674
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Undistributed net realized gain                  514,636         27,731,963        19,353,762        13,031,174           497,549
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Unrealized appreciation (depreciation)        (4,579,409)       (35,414,667)      (36,491,710)      (43,684,449)       (7,484,469)
=======================================   ================   ===============   ===============   ===============   ===============
                                            $131,163,685       $667,942,445      $724,995,380      $477,166,783      $114,032,178
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM ALLOCATION FUNDS

June 30, 2008
(Unaudited)


                                                                                                   AIM MODERATE     AIM MODERATELY
                                          AIM CONSERVATIVE      AIM GROWTH       AIM MODERATE         GROWTH         CONSERVATIVE
                                           ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS:

Class A                                     $ 81,691,429       $453,591,874      $440,394,862      $342,970,481      $ 85,010,248
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class B                                     $ 20,113,896       $108,311,447      $134,422,547      $ 62,667,604      $ 11,593,682
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class C                                     $ 24,270,370       $ 93,477,959      $129,369,531      $ 65,255,894      $ 16,045,294
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class R                                     $  5,027,300       $ 12,474,920      $ 20,797,412      $  6,262,236      $  1,353,083
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Institutional Class                         $     60,690       $     86,245      $     11,028      $     10,568      $     29,871
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Class A                                        7,907,139         35,887,641        38,860,911        28,943,746         7,953,967
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class B                                        1,966,170          8,665,528        11,975,474         5,343,355         1,096,177
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class C                                        2,373,696          7,480,616        11,527,119         5,568,232         1,516,276
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Class R                                          488,546            990,290         1,840,489           531,010           127,029
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Institutional Class                                5,906              6,790               968               889             2,783
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============
Class A:
  Net asset value per share                 $      10.33       $      12.64      $      11.33      $      11.85      $      10.69
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Maximum offering price per share (Net
  asset value divided by 94.50%)            $      10.93       $      13.38      $      11.99      $      12.54      $      11.31
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============
Class B:
  Net asset value and offering price
     per share                              $      10.23       $      12.50      $      11.22      $      11.73      $      10.58
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============
Class C:
  Net asset value and offering price
     per share                              $      10.22       $      12.50      $      11.22      $      11.72      $      10.58
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============
Class R:
  Net asset value and offering price
     per share                              $      10.29       $      12.60      $      11.30      $      11.79      $      10.65
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============
Institutional Class:
  Net asset value and offering price
     per share                              $      10.28       $      12.70      $      11.39      $      11.89      $      10.73
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Cost of Investments in affiliated
  underlying funds                          $135,864,675       $703,907,997      $761,955,254      $521,071,758      $121,560,104
_______________________________________   ________________   _______________   _______________   _______________   _______________
=======================================   ================   ===============   ===============   ===============   ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM ALLOCATION FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




                                                                                                   AIM MODERATE     AIM MODERATELY
                                          AIM CONSERVATIVE      AIM GROWTH       AIM MODERATE         GROWTH         CONSERVATIVE
                                           ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------

INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                      $ 2,652,781       $  1,934,049      $ 10,392,574      $  4,021,575      $ 2,115,465
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Other Income                                          89                109               116                74               63
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
     Total investment income                   2,652,870          1,934,158        10,392,690         4,021,649        2,115,528
=======================================   ================   ===============   ===============   ===============   ===============


EXPENSES:

Administrative services fees                      24,863             98,300           105,495            75,428           24,863
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Custodian fees                                    12,864              8,093             9,716             8,511            8,674
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Distribution fees:
  Class A                                        100,207            572,670           557,877           431,095          104,967
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Class B                                        103,544            580,624           717,598           327,289           57,281
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Class C                                        118,962            476,754           669,163           333,290           76,802
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
  Class R                                         12,373             30,295            51,804            14,814            3,414
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Transfer agent fees -- A, B, C and R             114,296            849,213           684,524           496,494          101,787
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Transfer agent fees -- Institutional                  18                 16                 6                 6               11
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Trustees' and officer's fees and
  benefits                                         9,932             17,247            18,112            14,380           10,032
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Registration and filing fees                      30,360             54,471            48,952            47,435           29,015
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Professional services fees                        19,728             19,075            20,659            21,571           24,660
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Other                                             14,545             59,788            67,820            37,490           10,663
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
     Total expenses                              561,692          2,766,546         2,951,726         1,807,803          452,169
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Less: Expenses reimbursed and expense
  offset arrangement(s)                          (77,305)          (385,930)         (505,953)         (409,411)        (130,954)
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
     Net expenses                                484,387          2,380,616         2,445,773         1,398,392          321,215
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                   2,168,483           (446,458)        7,946,917         2,623,257        1,794,313
=======================================   ================   ===============   ===============   ===============   ===============


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) on sales of
  affiliated underlying fund shares               23,679         (3,673,263)          678,655        (2,884,979)        (351,047)
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Change in net unrealized appreciation
  (depreciation) of affiliated
  underlying fund shares                      (4,926,980)       (78,450,816)      (74,246,518)      (50,600,436)      (7,070,559)
---------------------------------------   ----------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                  $(2,734,818)      $(82,570,537)     $(65,620,946)     $(50,862,158)     $(5,627,293)
_______________________________________   ________________   _______________   _______________   _______________   _______________
  =====================================   ================   ===============   ===============   ===============   ===============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM ALLOCATION FUNDS

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                                                        AIM MODERATE
                                              AIM CONSERVATIVE                   AIM GROWTH              ALLOCATION
                                               ALLOCATION FUND                 ALLOCATION FUND              FUND
                                        ----------------------------    ----------------------------    ------------
                                          JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                            2008            2007            2008            2007            2008
-------------------------------------   ------------    ------------    ------------    ------------    ------------

OPERATIONS:

  Net investment income (loss)          $  2,168,483    $  4,305,191    $   (446,458)   $  8,278,242    $  7,946,917
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Net realized gain (loss)                    23,679       2,475,293      (3,673,263)     40,911,886         678,655
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Change in net unrealized
     appreciation (depreciation)          (4,926,980)     (2,407,642)    (78,450,816)     (7,628,788)    (74,246,518)
=====================================   ============    ============    ============    ============    ============
     Net increase (decrease) in net
       assets resulting from
       operations                         (2,734,818)      4,372,842     (82,570,537)     41,561,340     (65,620,946)
=====================================   ============    ============    ============    ============    ============
Distributions to shareholders from
  net investment income:
  Class A                                         --      (2,712,663)             --      (6,440,810)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class B                                         --        (590,695)             --        (843,218)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class C                                         --        (657,014)             --        (661,995)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class R                                         --        (172,904)             --        (135,859)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Institutional Class                             --         (86,011)             --          (1,602)             --
=====================================   ============    ============    ============    ============    ============
     Total distributions from net
       investment income                          --      (4,219,287)             --      (8,083,484)             --
=====================================   ============    ============    ============    ============    ============
Distributions to shareholders from
  net realized gains:
  Class A                                         --      (1,314,422)             --     (12,291,555)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class B                                         --        (355,623)             --      (3,355,676)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class C                                         --        (395,549)             --      (2,634,702)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class R                                         --         (89,604)             --        (313,880)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Institutional Class                             --         (39,182)             --          (2,445)             --
=====================================   ============    ============    ============    ============    ============
     Total distributions from net
       realized gains                             --      (2,194,380)             --     (18,598,258)             --
=====================================   ============    ============    ============    ============    ============
Share transactions-net:
  Class A                                  8,498,495      31,577,778      21,541,769     231,711,523      12,434,932
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class B                                    803,480        (538,937)     (6,800,508)     15,605,194      (7,569,077)
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class C                                  2,494,521       4,200,015       2,385,194      25,047,092         358,390
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Class R                                    303,879         715,287       1,706,366       2,318,456       3,146,867
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  Institutional Class                         50,402          23,801              --         (63,487)             --
-------------------------------------   ------------    ------------    ------------    ------------    ------------
     Net increase in net assets
       resulting from share
       transactions                       12,150,777      35,977,944      18,832,821     274,618,778       8,371,112
=====================================   ============    ============    ============    ============    ============
     Net increase (decrease) in net
       assets                              9,415,959      33,937,119     (63,737,716)    289,498,376     (57,249,834)
_____________________________________   ____________    ____________    ____________    ____________    ____________
  ===================================   ============    ============    ============    ============    ============


NET ASSETS:

  Beginning of period                    121,747,726      87,810,607     731,680,161     442,181,785     782,245,214
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  End of period*                        $131,163,685    $121,747,726    $667,942,445    $731,680,161    $724,995,380
-------------------------------------   ------------    ------------    ------------    ------------    ------------
  * Includes accumulated
     undistributed net investment
     income (loss)                      $  2,265,005    $     96,522    $   (184,290)   $    262,168    $  8,845,799
_____________________________________   ____________    ____________    ____________    ____________    ____________
  ===================================   ============    ============    ============    ============    ============
                                        AIM MODERATE
                                         ALLOCATION
                                            FUND
                                        ------------
                                        DECEMBER 31,
                                            2007
-------------------------------------   ------------

OPERATIONS:

  Net investment income (loss)          $ 20,924,325
-------------------------------------   ------------
  Net realized gain (loss)                30,072,705
-------------------------------------   ------------
  Change in net unrealized
     appreciation (depreciation)          (7,128,970)
=====================================   ============
     Net increase (decrease) in net
       assets resulting from
       operations                         43,868,060
=====================================   ============
Distributions to shareholders from
  net investment income:
  Class A                                (13,255,061)
-------------------------------------   ------------
  Class B                                 (3,392,062)
-------------------------------------   ------------
  Class C                                 (3,058,087)
-------------------------------------   ------------
  Class R                                   (498,244)
-------------------------------------   ------------
  Institutional Class                           (370)
=====================================   ============
     Total distributions from net
       investment income                 (20,203,824)
=====================================   ============
Distributions to shareholders from
  net realized gains:
  Class A                                (13,145,250)
-------------------------------------   ------------
  Class B                                 (4,478,775)
-------------------------------------   ------------
  Class C                                 (4,039,483)
-------------------------------------   ------------
  Class R                                   (538,830)
-------------------------------------   ------------
  Institutional Class                           (338)
=====================================   ============
     Total distributions from net
       realized gains                    (22,202,676)
=====================================   ============
Share transactions-net:
  Class A                                154,849,580
-------------------------------------   ------------
  Class B                                  6,941,328
-------------------------------------   ------------
  Class C                                 25,819,939
-------------------------------------   ------------
  Class R                                  3,996,397
-------------------------------------   ------------
  Institutional Class                       (153,923)
-------------------------------------   ------------
     Net increase in net assets
       resulting from share
       transactions                      191,453,321
=====================================   ============
     Net increase (decrease) in net
       assets                            192,914,881
_____________________________________   ____________
  ===================================   ============


NET ASSETS:

  Beginning of period                    589,330,333
-------------------------------------   ------------
  End of period*                        $782,245,214
-------------------------------------   ------------
  * Includes accumulated
     undistributed net investment
     income (loss)                      $    898,882
_____________________________________   ____________
  ===================================   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM ALLOCATION FUNDS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                 AIM MODERATE
                                                                    GROWTH                AIM MODERATELY CONSERVATIVE
                                                                ALLOCATION FUND                 ALLOCATION FUND
                                                         ----------------------------    ----------------------------
                                                           JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                             2008            2007            2008            2007
------------------------------------------------------   ------------    ------------    ------------    ------------

OPERATIONS:

  Net investment income                                  $  2,623,257    $  9,693,154    $  1,794,313    $  3,384,756
------------------------------------------------------   ------------    ------------    ------------    ------------
  Net realized gain (loss)                                 (2,884,979)     19,046,465        (351,047)      2,168,935
------------------------------------------------------   ------------    ------------    ------------    ------------
  Change in net unrealized appreciation (depreciation)    (50,600,436)     (5,170,731)     (7,070,559)     (1,357,132)
======================================================   ============    ============    ============    ============
     Net increase (decrease) in net assets resulting
       from operations                                    (50,862,158)     23,568,888      (5,627,293)      4,196,559
======================================================   ============    ============    ============    ============
Distributions to shareholders from net investment
  income:
  Class A                                                          --      (7,353,632)             --      (2,458,720)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class B                                                          --      (1,018,349)             --        (264,969)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class C                                                          --        (989,996)             --        (342,643)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class R                                                          --        (102,750)             --         (34,184)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Institutional Class                                              --            (267)             --            (988)
======================================================   ============    ============    ============    ============
     Total distributions from net investment income                --      (9,464,994)             --      (3,101,504)
======================================================   ============    ============    ============    ============
Distributions to shareholders from net realized gains:
  Class A                                                          --      (6,151,082)             --      (1,299,940)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class B                                                          --      (1,241,039)             --        (177,767)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class C                                                          --      (1,206,490)             --        (229,877)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class R                                                          --         (95,968)             --         (19,475)
------------------------------------------------------   ------------    ------------    ------------    ------------
  Institutional Class                                              --            (201)             --            (491)
======================================================   ============    ============    ============    ============
     Total distributions from net realized gains                   --      (8,694,780)             --      (1,727,550)
======================================================   ============    ============    ============    ============
Share transactions-net:
  Class A                                                  20,672,332     225,281,895       6,058,849      62,115,787
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class B                                                    (866,027)     16,875,875       1,043,568       3,203,250
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class C                                                   2,955,650      26,129,286       2,386,885       5,600,512
------------------------------------------------------   ------------    ------------    ------------    ------------
  Class R                                                   1,387,529       3,114,974          31,471         865,609
------------------------------------------------------   ------------    ------------    ------------    ------------
  Institutional Class                                              --         (58,532)             --         (28,540)
======================================================   ============    ============    ============    ============
     Net increase in net assets resulting from share
       transactions                                        24,149,484     271,343,498       9,520,773      71,756,618
======================================================   ============    ============    ============    ============
     Net increase (decrease) in net assets                (26,712,674)    276,752,612       3,893,480      71,124,123
______________________________________________________   ____________    ____________    ____________    ____________
  ====================================================   ============    ============    ============    ============


NET ASSETS:

  Beginning of period                                     503,879,457     227,126,845     110,138,698      39,014,575
------------------------------------------------------   ------------    ------------    ------------    ------------
  End of period*                                         $477,166,783    $503,879,457    $114,032,178    $110,138,698
------------------------------------------------------   ------------    ------------    ------------    ------------
  * Includes accumulated undistributed net investment
     income                                              $  2,906,965    $    283,708    $  2,073,674    $    279,361
______________________________________________________   ____________    ____________    ____________    ____________
  ====================================================   ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM ALLOCATION FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, and AIM Moderately Conservative Allocation Fund (collectively, the "Funds").

  Each Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The investment objective's: to provide total return consistent with a lower level of risk relative to the broad stock market for AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for AIM Growth Allocation Fund and AIM Moderate Growth Allocation Fund and to provide total return consistent with a moderate level of risk relative to the broad stock market for AIM Moderate Allocation Fund. Each Fund is a "fund of funds", that it invest in the Institutional Class of other mutual Funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.


17        AIM ALLOCATION FUNDS

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

        The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares for each Fund as follows:

AIM Conservative Allocation Fund                              0.23%
-------------------------------------------------------------------
AIM Growth Allocation Fund                                    0.21%
-------------------------------------------------------------------
AIM Moderate Allocation Fund                                  0.12%
-------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                           0.12%
-------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                   0.14%
___________________________________________________________________
===================================================================




  In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) 12b-1 plan payments (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more

18        AIM ALLOCATION FUNDS
fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Funds.

  For the six months ended June 30, 2008, the Advisor reimbursed the following expenses:

                                                                                                                INSTITUTIONAL
                                                FUND LEVEL      CLASS A     CLASS B     CLASS C     CLASS R         CLASS
-----------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                  $    --      $ 46,502     $12,013     $13,802     $ 2,871          $ 5
-----------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                             --       247,898      62,835      51,595       6,557           --
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                           --       294,885      94,827      88,427      13,691            3
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                    --       286,264      54,333      55,329       4,919            3
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund        29,156        75,308      10,274      13,775       1,225           10
_____________________________________________________________________________________________________________________________
=============================================================================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of $129 and $107 for AIM Growth Allocation Fund and AIM Moderate Allocation Fund, respectively and for AIM Conservative Allocation Fund, AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund, Invesco did not reimburse any expenses.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Funds that IADI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

                                                         FRONT END
                                                       SALES CHARGES           CONTINGENT DEFERRED SALES CHARGES
                                                       -------------     --------------------------------------------
                                                          CLASS A        CLASS A      CLASS B     CLASS C     CLASS R
---------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                          $ 26,744        $   11     $ 42,239      $2,006       $--
---------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                 157,947           236      108,759       8,864        --
---------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                               136,675         1,231      115,377       7,423        --
---------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                        110,689           882       44,077       5,147        --
---------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                 18,893             4        9,520         864        --
_____________________________________________________________________________________________________________________
=====================================================================================================================




  The underlying funds pay no distribution fees and the Fund's pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.


19        AIM ALLOCATION FUNDS

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                             INVESTMENTS IN SECURITIES
                                                               -----------------------------------------------------
FUND NAME                                                         LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                               $131,285,266       $--         $--       $131,285,266
--------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                      668,493,331        --          --        668,493,331
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                    725,463,543        --          --        725,463,543
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                             477,387,309        --          --        477,387,309
--------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                     114,075,635        --          --        114,075,635
____________________________________________________________________________________________________________________
====================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Funds received credits from this arrangement, which resulted in the reduction of the Funds' total expenses of:

                                                                          TRANSFER AGENT     CUSTODIAN
                                                                              CREDITS         CREDITS
------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                                              $ 1,971           $141
------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                                     16,720            196
------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                                   13,855            158
------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                                             8,440            123
------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                                     1,206             --
______________________________________________________________________________________________________
======================================================================================================



NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended June 30, 2008, the Funds in aggregate paid legal fees of $10,098 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Funds may borrow for leveraging in an amount up to 5% of each Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Funds are permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks exceeds 5% of each Fund's total assets.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.


20        AIM ALLOCATION FUNDS

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold by each Fund and the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                       AT JUNE 30, 2008
                                      FOR THE SIX MONTHS ENDED   ------------------------------------------------------------
                                           JUNE 30, 2008*                                                      NET UNREALIZED
                                    ---------------------------    FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION
                                      PURCHASES       SALES           COST       APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

AIM Conservative Allocation Fund    $ 22,505,712  $   9,278,461  $  136,470,666   $   822,936   $ (6,008,336)   $ (5,185,400)
-----------------------------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund            74,323,147     55,853,269     703,927,674    12,053,545    (47,487,888)    (35,434,343)
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund          62,874,512     46,850,453     762,223,394    14,517,736    (51,277,587)    (36,759,851)
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation
  Fund                                58,645,548     31,755,918     521,182,084     1,462,713    (45,257,488)    (43,794,775)
-----------------------------------------------------------------------------------------------------------------------------
AIM Moderately Conservative
  Allocation Fund                     18,743,756      7,529,847     121,714,408       462,063     (8,100,836)     (7,638,773)
_____________________________________________________________________________________________________________________________
=============================================================================================================================




* Excludes U.S. Treasury obligations and money market funds, if any.

  Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

NOTE 9--SHARE INFORMATION

AIM CONSERVATIVE ALLOCATION FUND


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,790,989     $ 18,627,266      4,701,629     $ 51,516,142
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       641,126        6,612,923        627,681        6,793,367
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       611,808        6,301,563        954,471       10,394,277
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        89,457          927,594        198,445        2,171,739
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             4,865           50,402        228,461        2,562,014
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        363,910        3,817,452
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --         81,356          848,548
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --         94,324          983,757
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         24,992          261,416
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --         11,912          125,192
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       188,603        1,961,366        221,709        2,402,405
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (190,070)      (1,961,366)      (223,433)      (2,402,405)
========================================================================================================================
Reacquired:
  Class A                                                    (1,161,369)     (12,090,137)    (2,388,778)     (26,158,221)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (372,993)      (3,848,077)      (532,433)      (5,778,447)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (368,674)      (3,807,042)      (660,678)      (7,178,019)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (60,154)        (623,715)      (158,109)      (1,717,868)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --       (250,216)      (2,663,405)
========================================================================================================================
                                                              1,173,588     $ 12,150,777      3,295,243     $ 35,977,944
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 15% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


21        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,740,322     $ 49,226,097     19,142,362     $274,937,740
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       935,328       12,146,915      2,821,441       40,448,466
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,035,117       13,542,734      2,657,398       38,199,447
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       248,510        3,276,581        456,877        6,636,932
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --          8,665          126,671
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      1,317,636       18,367,626
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        294,407        4,074,532
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        233,564        3,229,384
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         32,329          449,688
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --            289            4,047
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       608,751        8,013,129        714,866       10,425,005
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (614,437)      (8,013,129)      (722,234)     (10,425,005)
========================================================================================================================
Reacquired:
  Class A                                                    (2,727,313)     (35,697,457)    (4,872,891)     (72,018,848)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (842,989)     (10,934,294)    (1,284,388)     (18,492,799)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (856,103)     (11,157,540)    (1,135,346)     (16,381,739)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (120,879)      (1,570,215)      (328,318)      (4,768,164)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        (12,816)        (194,205)
========================================================================================================================
                                                              1,406,307     $ 18,832,821     19,323,841     $274,618,778
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 20% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


22        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,982,425     $ 46,658,117     14,863,957     $189,608,287
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,604,598       18,636,967      3,040,515       38,727,508
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,417,154       16,412,748      3,231,435       41,101,588
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       473,055        5,496,451        618,550        7,923,366
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      2,105,291       25,663,296
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        620,917        7,524,510
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        563,570        6,830,042
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         83,749        1,019,223
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             59              708
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     1,025,710       11,981,457      1,309,372       16,780,750
------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,033,960)     (11,981,457)    (1,320,759)     (16,780,750)
========================================================================================================================
Reacquired:
  Class A                                                    (3,951,912)     (46,204,642)    (6,008,823)     (77,202,753)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,227,893)     (14,224,587)    (1,771,007)     (22,529,940)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,385,922)     (16,054,358)    (1,738,060)     (22,111,691)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (200,813)      (2,349,584)      (386,398)      (4,946,192)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        (11,802)        (154,631)
========================================================================================================================
                                                                702,442     $  8,371,112     15,200,566     $191,453,321
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 11% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


23        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,053,069     $ 37,645,027     18,007,457     $238,631,685
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       859,931       10,491,089      2,141,964       28,363,240
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       820,539        9,972,538      2,528,182       33,500,611
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       154,082        1,891,887        298,566        4,031,967
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      1,025,387       13,268,548
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        171,081        2,200,088
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        165,961        2,132,534
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         15,416          198,717
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             36              468
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       391,213        4,813,162        405,378        5,438,094
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (394,611)      (4,813,162)      (408,989)      (5,438,094)
========================================================================================================================
Reacquired:
  Class A                                                    (1,782,266)     (21,785,857)    (2,369,948)     (32,056,432)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (536,768)      (6,543,954)      (620,146)      (8,249,359)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (574,973)      (7,016,888)      (710,582)      (9,503,859)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (41,376)        (504,358)       (82,956)      (1,115,710)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --         (4,291)         (59,000)
========================================================================================================================
                                                              1,948,840     $ 24,149,484     20,562,516     $271,343,498
________________________________________________________________________________________________________________________
========================================================================================================================



(a) 30% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


24        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2008(a)             DECEMBER 31, 2007
                                                                ------------------------     -------------------------
                                                                 SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        997,020     $10,840,683     5,729,536     $65,618,780
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        316,204       3,410,586       510,423       5,820,590
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        304,359       3,275,113       685,102       7,800,557
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         33,013         358,153       266,416       3,087,568
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --         1,719          19,981
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       332,695       3,702,895
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        37,142         410,787
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        50,177         555,456
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         4,572          50,800
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           132           1,479
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         74,607         813,571        76,282         875,190
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (75,261)       (813,571)      (76,968)       (875,190)
======================================================================================================================
Reacquired:
  Class A                                                       (513,340)     (5,595,405)     (701,012)     (8,081,078)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (144,353)     (1,553,447)     (188,927)     (2,152,937)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (82,391)       (888,228)     (241,628)     (2,755,501)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,469)       (326,682)     (191,176)     (2,272,759)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --        (4,299)        (50,000)
======================================================================================================================
                                                                 879,389     $ 9,520,773     6,290,186     $71,756,618
______________________________________________________________________________________________________________________
======================================================================================================================



(a) In addition, 42% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.



25        AIM ALLOCATION FUNDS

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM CONSERVATIVE ALLOCATION FUND


                                                                                 CLASS A
                                                 ----------------------------------------------------------------------
                                                 SIX MONTHS                                            APRIL 30, 2004
                                                    ENDED           YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                  JUNE 30,      -------------------------------       TO DECEMBER 31,
                                                    2008          2007        2006        2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.55      $ 10.64     $ 10.41     $ 10.32           $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.19(a)      0.46(a)     0.35(a)     0.25(a)           0.06
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.41)        0.05        0.36        0.11              0.36
=======================================================================================================================
     Total from investment operations                (0.22)        0.51        0.71        0.36              0.42
=======================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.40)      (0.33)      (0.21)            (0.10)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.20)      (0.15)      (0.06)            (0.00)
=======================================================================================================================
     Total distributions                                --        (0.60)      (0.48)      (0.27)            (0.10)
=======================================================================================================================
Net asset value, end of period                     $ 10.33      $ 10.55     $ 10.64     $ 10.41           $ 10.32
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                      (2.09)%       4.79%       6.84%       3.44%             4.19%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $81,691      $74,783     $44,595     $35,981           $20,124
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.48%(c)     0.49%       0.49%       0.50%             0.55%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.60%(c)     0.65%       0.72%       0.91%             1.41%(d)
-----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.62%        0.62%       0.61%       0.60%             0.63%
=======================================================================================================================
Ratio of net investment income to average net
  assets                                              3.61%(c)     4.18%       3.32%       2.36%             1.74%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                               8%          22%         34%         24%                9%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $80,606,214.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


26        AIM ALLOCATION FUNDS

AIM CONSERVATIVE ALLOCATION FUND


                                                                                 CLASS B
                                                 ----------------------------------------------------------------------
                                                 SIX MONTHS                                            APRIL 30, 2004
                                                    ENDED           YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                  JUNE 30,      -------------------------------       TO DECEMBER 31,
                                                    2008          2007        2006        2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.48      $ 10.59     $ 10.36     $ 10.28           $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.15(a)      0.37(a)     0.27(a)     0.17(a)           0.04
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.40)        0.04        0.37        0.11              0.32
=======================================================================================================================
     Total from investment operations                (0.25)        0.41        0.64        0.28              0.36
=======================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.32)      (0.26)      (0.14)            (0.08)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.20)      (0.15)      (0.06)            (0.00)
=======================================================================================================================
     Total distributions                                --        (0.52)      (0.41)      (0.20)            (0.08)
=======================================================================================================================
Net asset value, end of period                     $ 10.23      $ 10.48     $ 10.59     $ 10.36           $ 10.28
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                      (2.39)%       3.88%       6.14%       2.76%             3.59%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $20,114      $19,796     $20,482     $18,281           $10,436
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.23%(c)     1.24%       1.24%       1.20%             1.20%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.35%(c)     1.40%       1.47%       1.61%             2.06%(d)
-----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.62%        0.62%       0.61%       0.60%             0.63%
=======================================================================================================================
Ratio of net investment income to average net
  assets                                              2.86%(c)     3.43%       2.57%       1.66%             1.09%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                               8%          22%         34%         24%                9%
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $20,822,625.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


27        AIM ALLOCATION FUNDS

AIM CONSERVATIVE ALLOCATION FUND


                                                                                 CLASS C
                                                 ----------------------------------------------------------------------
                                                 SIX MONTHS                                            APRIL 30, 2004
                                                    ENDED           YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                  JUNE 30,      -------------------------------       TO DECEMBER 31,
                                                    2008          2007        2006        2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.48      $ 10.58     $ 10.36     $ 10.28           $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.15(a)      0.37(a)     0.27(a)     0.17(a)           0.04
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.41)        0.05        0.36        0.11              0.32
=======================================================================================================================
     Total from investment operations                (0.26)        0.42        0.63        0.28              0.36
=======================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.32)      (0.26)      (0.14)            (0.08)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.20)      (0.15)      (0.06)            (0.00)
=======================================================================================================================
     Total distributions                                --        (0.52)      (0.41)      (0.20)            (0.08)
=======================================================================================================================
Net asset value, end of period                     $ 10.22      $ 10.48     $ 10.58     $ 10.36           $ 10.28
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                      (2.48)%       3.98%       6.04%       2.76%             3.59%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $24,270      $22,327     $18,436     $13,726           $11,751
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.23%(c)     1.24%       1.24%       1.20%             1.20%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.35%(c)     1.40%       1.47%       1.61%             2.06%(d)
-----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.62%        0.62%       0.61%       0.60%             0.63%
=======================================================================================================================
Ratio of net investment income to average net
  assets                                              2.86%(c)     3.43%       2.57%       1.66%             1.09%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                               8%          22%         34%         24%                9%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $23,923,213.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


28        AIM ALLOCATION FUNDS

AIM CONSERVATIVE ALLOCATION FUND


                                                                                CLASS R
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS                                         APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,      ----------------------------       TO DECEMBER 31,
                                                     2008         2007       2006       2005              2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.52       $10.62     $10.39     $10.31            $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.17(a)      0.43(a)    0.33(a)    0.22(a)           0.06
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.40)        0.04       0.36       0.11              0.34
=====================================================================================================================
     Total from investment operations                (0.23)        0.47       0.69       0.33              0.40
=====================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.37)     (0.31)     (0.19)            (0.09)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.20)     (0.15)     (0.06)            (0.00)
=====================================================================================================================
     Total distributions                                --        (0.57)     (0.46)     (0.25)            (0.09)
=====================================================================================================================
Net asset value, end of period                      $10.29       $10.52     $10.62     $10.39            $10.31
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                      (2.19)%       4.46%      6.60%      3.18%             4.05%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $5,027       $4,831     $4,182     $3,584            $1,584
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.73%(c)     0.74%      0.74%      0.70%             0.70%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.85%(c)     0.90%      0.97%      1.11%             1.56%(d)
---------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.62%        0.62%      0.61%      0.60%             0.63%
=====================================================================================================================
Ratio of net investment income to average net
  assets                                              3.36%(c)     3.93%      3.07%      2.16%             1.59%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                               8%          22%        34%        24%                9%
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $4,976,580.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


29        AIM ALLOCATION FUNDS

AIM CONSERVATIVE ALLOCATION FUND


                                                                          INSTITUTIONAL CLASS
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS                                         APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,      ----------------------------       TO DECEMBER 31,
                                                     2008         2007       2006       2005              2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.48       $10.66     $10.42     $10.32            $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.20(a)      0.50(a)    0.38(a)    0.28(a)           0.14
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.40)       (0.05)      0.37       0.11              0.29
=====================================================================================================================
     Total from investment operations                (0.20)        0.45       0.75       0.39              0.43
=====================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.43)     (0.36)     (0.23)            (0.11)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.20)     (0.15)     (0.06)            (0.00)
=====================================================================================================================
     Total distributions                                --        (0.63)     (0.51)     (0.29)            (0.11)
=====================================================================================================================
Net asset value, end of period                      $10.28       $10.48     $10.66     $10.42            $10.32
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                      (1.91)%       4.13%      7.16%      3.79%             4.31%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $   61       $   11     $  116     $  108            $  104
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.23%(c)     0.21%      0.23%      0.20%             0.20%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.25%(c)     0.21%      0.31%      0.45%             0.96%(d)
---------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.62%        0.62%      0.61%      0.60%             0.63%
=====================================================================================================================
Ratio of net investment income to average net
  assets                                              3.86%(c)     4.45%      3.57%      2.66%             2.09%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                               8%          22%        34%        24%                9%
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $44,894.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


30        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                                CLASS A
                                               -------------------------------------------------------------------------
                                               SIX MONTHS                                               APRIL 30, 2004
                                                  ENDED             YEAR ENDED DECEMBER 31,          (COMMENCEMENT DATE)
                                                JUNE 30,      ----------------------------------       TO DECEMBER 31,
                                                  2008          2007         2006         2005               2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  14.21      $  13.73     $  12.22     $  11.26           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.01          0.22(a)      0.10         0.10(a)           0.03(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.58)         0.83         1.93         1.05              1.28
========================================================================================================================
     Total from investment operations              (1.57)         1.05         2.03         1.15              1.31
========================================================================================================================
Less distributions:
  Dividends from net investment income                --         (0.19)       (0.10)       (0.07)            (0.05)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --         (0.38)       (0.42)       (0.12)            (0.00)
========================================================================================================================
     Total distributions                              --         (0.57)       (0.52)       (0.19)            (0.05)
========================================================================================================================
Net asset value, end of period                  $  12.64      $  14.21     $  13.73     $  12.22           $ 11.26
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                   (11.05)%        7.75%       16.63%       10.24%            13.12%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $453,592      $486,834     $246,635     $132,159           $39,368
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.46%(c)      0.47%        0.47%        0.46%             0.52%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.57%(c)      0.56%        0.63%        0.75%             1.31%(d)
------------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                          0.80%         0.80%        0.83%        0.87%             0.96%
========================================================================================================================
Ratio of net investment income to average
  net assets                                        0.10%(c)      1.53%        0.90%        0.89%             0.40%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                             8%            5%          24%          14%                2%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $460,652,899.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


31        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                                 CLASS B
                                                ------------------------------------------------------------------------
                                                SIX MONTHS                                              APRIL 30, 2004
                                                   ENDED            YEAR ENDED DECEMBER 31,          (COMMENCEMENT DATE)
                                                 JUNE 30,      ---------------------------------       TO DECEMBER 31,
                                                   2008          2007         2006         2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.10      $  13.64     $  12.16     $ 11.23           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.04)         0.11(a)      0.02        0.02(a)          (0.02)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.56)         0.82         1.90        1.05              1.28
========================================================================================================================
     Total from investment operations               (1.60)         0.93         1.92        1.07              1.26
========================================================================================================================
Less distributions:
  Dividends from net investment income                 --         (0.09)       (0.02)      (0.02)            (0.03)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --         (0.38)       (0.42)      (0.12)            (0.00)
========================================================================================================================
     Total distributions                               --         (0.47)       (0.44)      (0.14)            (0.03)
========================================================================================================================
Net asset value, end of period                   $  12.50      $  14.10     $  13.64     $ 12.16           $ 11.23
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                    (11.35)%        6.89%       15.77%       9.49%            12.61%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $108,311      $129,577     $110,172     $68,411           $22,384
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.21%(c)      1.22%        1.22%       1.17%             1.17%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.32%(c)      1.31%        1.38%       1.46%             1.96%(d)
------------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                           0.80%         0.80%        0.83%       0.87%             0.96%
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.65)%(c)     0.78%        0.15%       0.18%            (0.25)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                              8%            5%          24%         14%                2%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $116,762,884.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


32        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                                CLASS C
                                                -----------------------------------------------------------------------
                                                SIX MONTHS                                             APRIL 30, 2004
                                                   ENDED            YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                 JUNE 30,      --------------------------------       TO DECEMBER 31,
                                                   2008          2007         2006        2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 14.10      $  13.63     $ 12.15     $ 11.23           $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.04)         0.11(a)     0.02        0.02(a)          (0.02)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.56)         0.83        1.90        1.04              1.28
=======================================================================================================================
     Total from investment operations               (1.60)         0.94        1.92        1.06              1.26
=======================================================================================================================
Less distributions:
  Dividends from net investment income                 --         (0.09)      (0.02)      (0.02)            (0.03)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --         (0.38)      (0.42)      (0.12)            (0.00)
=======================================================================================================================
     Total distributions                               --         (0.47)      (0.44)      (0.14)            (0.03)
=======================================================================================================================
Net asset value, end of period                    $ 12.50      $  14.10     $ 13.63     $ 12.15           $ 11.23
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                    (11.35)%        6.97%      15.78%       9.40%            12.61%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $93,478      $102,941     $75,611     $39,271           $11,543
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.21%(c)      1.22%       1.22%       1.17%             1.17%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.32%(c)      1.31%       1.38%       1.46%             1.96%(d)
-----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                           0.80%         0.80%       0.83%       0.87%             0.96%
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.65)%(c)     0.78%       0.15%       0.18%            (0.25)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                              8%            5%         24%         14%                2%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $95,874,792.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


33        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                                 CLASS R
                                                  --------------------------------------------------------------------
                                                  SIX MONTHS                                          APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,        (COMMENCEMENT DATE)
                                                   JUNE 30,      -----------------------------       TO DECEMBER 31,
                                                     2008          2007       2006       2005              2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 14.18      $ 13.70     $12.20     $11.25            $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.01)        0.19(a)    0.07       0.08(a)           0.02(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.57)        0.83       1.92       1.05              1.28
======================================================================================================================
     Total from investment operations                 (1.58)        1.02       1.99       1.13              1.30
======================================================================================================================
Less distributions:
  Dividends from net investment income                   --        (0.16)     (0.07)     (0.06)            (0.05)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --        (0.38)     (0.42)     (0.12)            (0.00)
======================================================================================================================
     Total distributions                                 --        (0.54)     (0.49)     (0.18)            (0.05)
======================================================================================================================
Net asset value, end of period                      $ 12.60      $ 14.18     $13.70     $12.20            $11.25
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                      (11.14)%       7.52%     16.34%     10.01%            12.98%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $12,475      $12,231     $9,617     $6,285            $1,342
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.71%(c)     0.72%      0.72%      0.67%             0.67%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.82%(c)     0.81%      0.88%      0.96%             1.46%(d)
----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                             0.80%        0.80%      0.83%      0.87%             0.96%
======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.15)%(c)    1.28%      0.65%      0.68%             0.25%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(f)                                8%           5%        24%        14%                2%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,184,435.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


34        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND


                                                                          INSTITUTIONAL CLASS
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS                                         APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,      ----------------------------       TO DECEMBER 31,
                                                     2008         2007       2006       2005              2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 14.25      $13.77     $12.25     $11.28            $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.03        0.28(a)    0.16       0.14(a)           0.05(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.58)       0.82       1.92       1.05              1.29
=====================================================================================================================
     Total from investment operations                 (1.55)       1.10       2.08       1.19              1.34
=====================================================================================================================
Less distributions:
  Dividends from net investment income                   --       (0.24)     (0.14)     (0.10)            (0.06)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --       (0.38)     (0.42)     (0.12)            (0.00)
=====================================================================================================================
     Total distributions                                 --       (0.62)     (0.56)     (0.22)            (0.06)
=====================================================================================================================
Net asset value, end of period                      $ 12.70      $14.25     $13.77     $12.25            $11.28
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                      (10.88)%      8.09%     16.98%     10.52%            13.44%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $    86      $   97     $  147     $  125            $  113
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    0.11%(c)    0.08%      0.12%      0.17%             0.17%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    0.11%(c)    0.08%      0.12%      0.19%             0.75%(d)
---------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                             0.80%       0.80%      0.83%      0.87%             0.96%
=====================================================================================================================
Ratio of net investment income to average net
  assets                                               0.45%(c)    1.91%      1.24%      1.18%             0.75%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                                8%          5%        24%        14%                2%
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $89,776.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


35        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                                CLASS A
                                               -------------------------------------------------------------------------
                                               SIX MONTHS                                               APRIL 30, 2004
                                                  ENDED             YEAR ENDED DECEMBER 31,          (COMMENCEMENT DATE)
                                                JUNE 30,      ----------------------------------       TO DECEMBER 31,
                                                  2008          2007         2006         2005               2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  12.35      $  12.23     $  11.49     $  10.89           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                          0.14          0.41         0.31         0.24              0.11
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.16)         0.45         1.04         0.57              0.87
========================================================================================================================
     Total from investment operations              (1.02)         0.86         1.35         0.81              0.98
========================================================================================================================
Less distributions:
  Dividends from net investment income                --         (0.37)       (0.28)       (0.18)            (0.09)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --         (0.37)       (0.33)       (0.03)            (0.00)
========================================================================================================================
     Total distributions                              --         (0.74)       (0.61)       (0.21)            (0.09)
========================================================================================================================
Net asset value, end of period                  $  11.33      $  12.35     $  12.23     $  11.49           $ 10.89
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                    (8.26)%        7.14%       11.73%        7.47%             9.85%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $440,395      $466,753     $312,300     $208,841           $71,431
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.37%(c)      0.38%        0.38%        0.34%             0.40%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 0.50%(c)      0.50%        0.53%        0.62%             0.87%(d)
------------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                          0.76%         0.76%        0.80%        0.82%             0.92%
========================================================================================================================
Ratio of net investment income to average
  net assets                                        2.42%(c)      3.20%        2.56%        2.19%             1.56%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                             6%            6%          21%           2%                1%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $448,754,058.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


36        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                                CLASS B
                                               -------------------------------------------------------------------------
                                               SIX MONTHS                                               APRIL 30, 2004
                                                  ENDED             YEAR ENDED DECEMBER 31,          (COMMENCEMENT DATE)
                                                JUNE 30,      ----------------------------------       TO DECEMBER 31,
                                                  2008          2007         2006         2005               2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  12.27      $  12.17     $  11.45     $  10.87           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                          0.10          0.31         0.21         0.16              0.06
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.15)         0.44         1.03         0.57              0.88
========================================================================================================================
     Total from investment operations              (1.05)         0.75         1.24         0.73              0.94
========================================================================================================================
Less distributions:
  Dividends from net investment income                --         (0.28)       (0.19)       (0.12)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --         (0.37)       (0.33)       (0.03)            (0.00)
========================================================================================================================
     Total distributions                              --         (0.65)       (0.52)       (0.15)            (0.07)
========================================================================================================================
Net asset value, end of period                  $  11.22      $  12.27     $  12.17     $  11.45           $ 10.87
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                    (8.56)%        6.24%       10.86%        6.75%             9.44%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $134,423      $155,059     $146,751     $117,373           $45,846
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 1.12%(c)      1.13%        1.13%        1.05%             1.05%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 1.25%(c)      1.25%        1.28%        1.33%             1.52%(d)
------------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                          0.76%         0.76%        0.80%        0.82%             0.92%
========================================================================================================================
Ratio of net investment income to average
  net assets                                        1.67%(c)      2.45%        1.81%        1.48%             0.91%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                             6%            6%          21%           2%                1%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $144,308,232.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


37        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                                 CLASS C
                                                ------------------------------------------------------------------------
                                                SIX MONTHS                                              APRIL 30, 2004
                                                   ENDED            YEAR ENDED DECEMBER 31,          (COMMENCEMENT DATE)
                                                 JUNE 30,      ---------------------------------       TO DECEMBER 31,
                                                   2008          2007         2006         2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.27      $  12.17     $  11.45     $ 10.87           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                           0.10          0.31         0.21        0.16              0.06
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.15)         0.44         1.03        0.57              0.88
========================================================================================================================
     Total from investment operations               (1.05)         0.75         1.24        0.73              0.94
========================================================================================================================
Less distributions:
  Dividends from net investment income                 --         (0.28)       (0.19)      (0.12)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --         (0.37)       (0.33)      (0.03)            (0.00)
========================================================================================================================
     Total distributions                               --         (0.65)       (0.52)      (0.15)            (0.07)
========================================================================================================================
Net asset value, end of period                   $  11.22      $  12.27     $  12.17     $ 11.45           $ 10.87
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                     (8.56)%        6.24%       10.86%       6.75%             9.44%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $129,370      $141,090     $114,828     $77,801           $27,339
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.12%(c)      1.13%        1.13%       1.05%             1.05%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.25%(c)      1.25%        1.28%       1.33%             1.52%(d)
------------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                           0.76%         0.76%        0.80%       0.82%             0.92%
========================================================================================================================
Ratio of net investment income to average net
  assets                                             1.67%(c)      2.45%        1.81%       1.48%             0.91%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                              6%            6%          21%          2%                1%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $134,567,981.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


38        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                                 CLASS R
                                                 ----------------------------------------------------------------------
                                                 SIX MONTHS                                            APRIL 30, 2004
                                                    ENDED           YEAR ENDED DECEMBER 31,         (COMMENCEMENT DATE)
                                                  JUNE 30,      -------------------------------       TO DECEMBER 31,
                                                    2008          2007        2006        2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 12.33      $ 12.21     $ 11.48     $ 10.89            $10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.13         0.38        0.28        0.22              0.10
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.16)        0.45        1.03        0.57              0.88
=======================================================================================================================
     Total from investment operations                (1.03)        0.83        1.31        0.79              0.98
=======================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.34)      (0.25)      (0.17)            (0.09)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.37)      (0.33)      (0.03)            (0.00)
=======================================================================================================================
     Total distributions                                --        (0.71)      (0.58)      (0.20)            (0.09)
=======================================================================================================================
Net asset value, end of period                     $ 11.30      $ 12.33     $ 12.21     $ 11.48            $10.89
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                      (8.35)%       6.90%      11.41%       7.21%             9.80%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $20,797      $19,332     $15,294     $10,332            $2,161
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.62%(c)     0.63%       0.63%       0.55%             0.55%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.75%(c)     0.75%       0.78%       0.83%             1.02%(d)
-----------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.76%        0.76%       0.80%       0.82%             0.92%
=======================================================================================================================
Ratio of net investment income to average net
  assets                                              2.17%(c)     2.95%       2.31%       1.98%             1.41%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                               6%           6%         21%          2%                1%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $20,835,387.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


39        AIM ALLOCATION FUNDS

AIM MODERATE ALLOCATION FUND


                                                                          INSTITUTIONAL CLASS
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS                                         APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,      ----------------------------       TO DECEMBER 31,
                                                     2008         2007       2006       2005              2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $12.39       $12.26     $11.52     $10.91            $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.16         0.45       0.34       0.28              0.13
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.16)        0.46       1.04       0.57              0.88
=====================================================================================================================
     Total from investment operations                (1.00)        0.91       1.38       0.85              1.01
=====================================================================================================================
Less distributions:
  Dividends from net investment income                  --        (0.41)     (0.31)     (0.21)            (0.10)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --        (0.37)     (0.33)     (0.03)            (0.00)
=====================================================================================================================
     Total distributions                                --        (0.78)     (0.64)     (0.24)            (0.10)
=====================================================================================================================
Net asset value, end of period                      $11.39       $12.39     $12.26     $11.52            $10.91
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                      (8.07)%       7.49%     11.96%      7.76%            10.16%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $   11       $   12     $  156     $  141            $  110
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.13%(c)     0.09%      0.10%      0.05%             0.05%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.18%(c)     0.09%      0.10%      0.15%             0.40%(d)
---------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                            0.76%        0.76%      0.80%      0.82%             0.92%
=====================================================================================================================
Ratio of net investment income to average net
  assets                                              2.66%(c)     3.49%      2.83%      2.48%             1.91%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                               6%           6%        21%         2%                1%
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,387.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


40        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                 CLASS A
                                                      ------------------------------------------------------------
                                                      SIX MONTHS      YEAR ENDED DECEMBER         APRIL 29, 2005
                                                         ENDED                31,              (COMMENCEMENT DATE)
                                                       JUNE 30,      ---------------------       TO DECEMBER 31,
                                                         2008          2007         2006               2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.13      $  12.74     $  11.35           $ 10.06
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.08          0.34(a)      0.24(a)           0.20(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (1.36)         0.57         1.45              1.19
==================================================================================================================
     Total from investment operations                     (1.28)         0.91         1.69              1.39
==================================================================================================================
Less distributions:
  Dividends from net investment income                       --         (0.28)       (0.16)            (0.10)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --         (0.24)       (0.14)            (0.00)
==================================================================================================================
     Total distributions                                     --         (0.52)       (0.30)            (0.10)
==================================================================================================================
Net asset value, end of period                         $  11.85      $  13.13     $  12.74           $ 11.35
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                           (9.75)%        7.19%       14.92%            13.78%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $342,970      $358,335     $130,088           $33,667
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.37%(c)      0.37%        0.38%             0.37%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.54%(c)      0.54%        0.71%             1.16%(d)
------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.78%         0.78%        0.82%             0.78%
==================================================================================================================
Ratio of net investment income to average net
  assets                                                   1.29%(c)      2.54%        1.97%             2.65%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                    7%            2%          21%                1%
__________________________________________________________________________________________________________________
==================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $346,771,251.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


41        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                 CLASS B
                                                       ----------------------------------------------------------
                                                       SIX MONTHS     YEAR ENDED DECEMBER        APRIL 29, 2005
                                                          ENDED               31,             (COMMENCEMENT DATE)
                                                        JUNE 30,      -------------------       TO DECEMBER 31,
                                                          2008          2007        2006              2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 13.05      $ 12.67     $ 11.32           $ 10.06
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03         0.24(a)     0.15(a)           0.14(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.35)        0.57        1.44              1.19
=================================================================================================================
     Total from investment operations                      (1.32)        0.81        1.59              1.33
=================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.19)      (0.10)            (0.07)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.24)      (0.14)            (0.00)
=================================================================================================================
     Total distributions                                      --        (0.43)      (0.24)            (0.07)
=================================================================================================================
Net asset value, end of period                           $ 11.73      $ 13.05     $ 12.67           $ 11.32
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                           (10.12)%       6.44%      14.04%            13.26%
_________________________________________________________________________________________________________________
=================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $62,668      $70,657     $52,329           $17,221
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.12%(c)     1.12%       1.13%             1.12%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.29%(c)     1.29%       1.46%             1.91%(d)
-----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.78%        0.78%       0.82%             0.78%
=================================================================================================================
Ratio of net investment income to average net assets        0.54%(c)     1.79%       1.22%             1.90%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                     7%           2%         21%                1%
_________________________________________________________________________________________________________________
=================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $65,817,513.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


42        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                 CLASS C
                                                       ----------------------------------------------------------
                                                       SIX MONTHS     YEAR ENDED DECEMBER        APRIL 29, 2005
                                                          ENDED               31,             (COMMENCEMENT DATE)
                                                        JUNE 30,      -------------------       TO DECEMBER 31,
                                                          2008          2007        2006              2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 13.04      $ 12.66     $ 11.31           $ 10.06
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03         0.24(a)     0.15(a)           0.14(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.35)        0.57        1.44              1.18
=================================================================================================================
     Total from investment operations                      (1.32)        0.81        1.59              1.32
=================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.19)      (0.10)            (0.07)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.24)      (0.14)            (0.00)
=================================================================================================================
     Total distributions                                      --        (0.43)      (0.24)            (0.07)
=================================================================================================================
Net asset value, end of period                           $ 11.72      $ 13.04     $ 12.66           $ 11.31
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                           (10.12)%       6.45%      14.05%            13.16%
_________________________________________________________________________________________________________________
=================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $65,256      $69,400     $42,266           $11,656
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.12%(c)     1.12%       1.13%             1.12%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.29%(c)     1.29%       1.46%             1.91%(d)
-----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.78%        0.78%       0.82%             0.78%
=================================================================================================================
Ratio of net investment income to average net assets        0.54%(c)     1.79%       1.22%             1.90%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                     7%           2%         21%                1%
_________________________________________________________________________________________________________________
=================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $67,024,194.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


43        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                                 CLASS R
                                                        --------------------------------------------------------
                                                        SIX MONTHS         YEAR ENDED           APRIL 29, 2005
                                                           ENDED          DECEMBER 31,       (COMMENCEMENT DATE)
                                                         JUNE 30,      -----------------       TO DECEMBER 31,
                                                           2008         2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.09       $12.70     $11.34            $10.06
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.06         0.31(a)    0.21(a)           0.18(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                           (1.36)        0.57       1.43              1.19
================================================================================================================
     Total from investment operations                      (1.30)        0.88       1.64              1.37
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.25)     (0.14)            (0.09)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.24)     (0.14)            (0.00)
================================================================================================================
     Total distributions                                      --        (0.49)     (0.28)            (0.09)
================================================================================================================
Net asset value, end of period                            $11.79       $13.09     $12.70            $11.34
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (9.93)%       6.98%     14.47%            13.61%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $6,262       $5,475     $2,378            $  380
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.62%(c)     0.62%      0.63%             0.62%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.79%(c)     0.79%      0.96%             1.41%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying funds(e)       0.78%        0.78%      0.82%             0.78%
================================================================================================================
Ratio of net investment income to average net assets        1.04%(c)     2.29%      1.72%             2.40%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           2%        21%                1%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,957,963.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


44        AIM ALLOCATION FUNDS

AIM MODERATE GROWTH ALLOCATION FUND


                                                                           INSTITUTIONAL CLASS
                                                        --------------------------------------------------------
                                                        SIX MONTHS         YEAR ENDED           APRIL 29, 2005
                                                           ENDED          DECEMBER 31,       (COMMENCEMENT DATE)
                                                         JUNE 30,      -----------------       TO DECEMBER 31,
                                                           2008         2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.16       $12.76     $11.36            $10.06
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.09         0.38(a)    0.27(a)           0.21(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                           (1.36)        0.57       1.45              1.19
================================================================================================================
     Total from investment operations                      (1.27)        0.95       1.72              1.40
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.31)     (0.18)            (0.10)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.24)     (0.14)            (0.00)
================================================================================================================
     Total distributions                                      --        (0.55)     (0.32)            (0.10)
================================================================================================================
Net asset value, end of period                            $11.89       $13.16     $12.76            $11.36
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (9.65)%       7.42%     15.17%            13.95%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $   11       $   12     $   66            $   57
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.13%(c)     0.10%      0.12%             0.12%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.19%(c)     0.12%      0.26%             0.69%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying funds(e)       0.78%        0.78%      0.82%             0.78%
================================================================================================================
Ratio of net investment income to average net assets        1.53%(c)     2.82%      2.22%             2.90%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           2%        21%                1%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,963.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


45        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                 CLASS A
                                                       ----------------------------------------------------------
                                                       SIX MONTHS     YEAR ENDED DECEMBER        APRIL 29, 2005
                                                          ENDED               31,             (COMMENCEMENT DATE)
                                                        JUNE 30,      -------------------       TO DECEMBER 31,
                                                          2008          2007        2006              2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 11.24      $ 11.09     $ 10.60            $10.03
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.18         0.48        0.36              0.22
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.73)        0.21        0.50              0.49
=================================================================================================================
     Total from investment operations                      (0.55)        0.69        0.86              0.71
=================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.35)      (0.27)            (0.13)
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.19)      (0.10)            (0.01)
=================================================================================================================
     Total distributions                                      --        (0.54)      (0.37)            (0.14)
=================================================================================================================
Net asset value, end of period                           $ 10.69      $ 11.24     $ 11.09            $10.60
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                            (4.89)%       6.23%       8.13%             7.01%
_________________________________________________________________________________________________________________
=================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $85,010      $83,101     $21,713            $8,489
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.39%(c)     0.39%       0.40%             0.40%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.62%(c)     0.67%       1.37%             2.81%(d)
-----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.70%        0.70%       0.74%             0.69%
=================================================================================================================
Ratio of net investment income to average net assets        3.38%(c)     4.12%       3.26%             3.04%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                     7%           8%         29%                5%
_________________________________________________________________________________________________________________
=================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $84,434,937.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


46        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                CLASS B
                                                       ---------------------------------------------------------
                                                       SIX MONTHS         YEAR ENDED            APRIL 29, 2005
                                                          ENDED          DECEMBER 31,        (COMMENCEMENT DATE)
                                                        JUNE 30,      ------------------       TO DECEMBER 31,
                                                          2008          2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 11.16      $ 11.03     $10.57            $10.03
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.14         0.39       0.27              0.16
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.72)        0.21       0.50              0.49
================================================================================================================
     Total from investment operations                      (0.58)        0.60       0.77              0.65
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.28)     (0.21)            (0.10)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.19)     (0.10)            (0.01)
================================================================================================================
     Total distributions                                      --        (0.47)     (0.31)            (0.11)
================================================================================================================
Net asset value, end of period                           $ 10.58      $ 11.16     $11.03            $10.57
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (5.20)%       5.40%      7.29%             6.49%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $11,594      $11,156     $7,916            $3,904
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.14%(c)     1.14%      1.15%             1.14%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.37%(c)     1.42%      2.12%             3.55%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.70%        0.70%      0.74%             0.69%
================================================================================================================
Ratio of net investment income to average net assets        2.63%(c)     3.37%      2.51%             2.30%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           8%        29%                5%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,519,102.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


47        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                CLASS C
                                                       ---------------------------------------------------------
                                                       SIX MONTHS         YEAR ENDED            APRIL 29, 2005
                                                          ENDED          DECEMBER 31,        (COMMENCEMENT DATE)
                                                        JUNE 30,      ------------------       TO DECEMBER 31,
                                                          2008          2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 11.17      $ 11.03     $10.57            $10.03
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.14         0.39       0.27              0.16
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.73)        0.22       0.50              0.49
================================================================================================================
     Total from investment operations                      (0.59)        0.61       0.77              0.65
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.28)     (0.21)            (0.10)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.19)     (0.10)            (0.01)
================================================================================================================
     Total distributions                                      --        (0.47)     (0.31)            (0.11)
================================================================================================================
Net asset value, end of period                           $ 10.58      $ 11.17     $11.03            $10.57
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (5.28)%       5.49%      7.29%             6.49%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $16,045      $14,454     $8,833            $2,893
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.14%(c)     1.14%      1.15%             1.14%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.37%(c)     1.42%      2.12%             3.55%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.70%        0.70%      0.74%             0.69%
================================================================================================================
Ratio of net investment income to average net assets        2.63%(c)     3.37%      2.51%             2.30%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           8%        29%                5%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $15,444,837.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


48        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                                 CLASS R
                                                        --------------------------------------------------------
                                                        SIX MONTHS         YEAR ENDED           APRIL 29, 2005
                                                           ENDED          DECEMBER 31,       (COMMENCEMENT DATE)
                                                         JUNE 30,      -----------------       TO DECEMBER 31,
                                                           2008         2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.21       $11.07     $10.59            $10.03
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.17         0.45       0.33              0.20
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                           (0.73)        0.20       0.50              0.49
================================================================================================================
     Total from investment operations                      (0.56)        0.65       0.83              0.69
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.32)     (0.25)            (0.12)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.19)     (0.10)            (0.01)
================================================================================================================
     Total distributions                                      --        (0.51)     (0.35)            (0.13)
================================================================================================================
Net asset value, end of period                            $10.65       $11.21     $11.07            $10.59
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (5.00)%       5.91%      7.84%             6.84%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,353       $1,396     $  495            $  144
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.64%(c)     0.64%      0.65%             0.64%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.87%(c)     0.92%      1.62%             3.05%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying funds(e)       0.70%        0.70%      0.74%             0.69%
================================================================================================================
Ratio of net investment income to average net assets        3.13%(c)     3.87%      3.01%             2.80%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           8%        29%                5%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,373,284.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


49        AIM ALLOCATION FUNDS

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                                                                           INSTITUTIONAL CLASS
                                                        --------------------------------------------------------
                                                        SIX MONTHS         YEAR ENDED           APRIL 29, 2005
                                                           ENDED          DECEMBER 31,       (COMMENCEMENT DATE)
                                                         JUNE 30,      -----------------       TO DECEMBER 31,
                                                           2008         2007       2006              2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.27       $11.11     $10.61            $10.03
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.20         0.50       0.38              0.23
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                           (0.74)        0.22       0.51              0.49
================================================================================================================
     Total from investment operations                      (0.54)        0.72       0.89              0.72
================================================================================================================
Less distributions:
  Dividends from net investment income                        --        (0.37)     (0.29)            (0.13)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --        (0.19)     (0.10)            (0.01)
================================================================================================================
     Total distributions                                      --        (0.56)     (0.39)            (0.14)
================================================================================================================
Net asset value, end of period                            $10.73       $11.27     $11.11            $10.61
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                            (4.79)%       6.51%      8.41%             7.19%
________________________________________________________________________________________________________________
================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $   30       $   31     $   58            $   54
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.14%(c)     0.14%      0.14%             0.14%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.26%(c)     0.27%      0.99%             2.40%(d)
----------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying funds(e)       0.70%        0.70%      0.74%             0.69%
================================================================================================================
Ratio of net investment income to average net assets        3.63%(c)     4.37%      3.51%             3.30%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                     7%           8%        29%                5%
________________________________________________________________________________________________________________
================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $30,441.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.


50        AIM ALLOCATION FUNDS

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


51        AIM ALLOCATION FUNDS

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

AIM CONSERVATIVE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $979.10        $2.36       $1,022.48       $2.41        0.48%
---------------------------------------------------------------------------------------------------
        B            1,000.00        976.10         6.04        1,018.75        6.17        1.23
---------------------------------------------------------------------------------------------------
        C            1,000.00        975.20         6.04        1,018.75        6.17        1.23
---------------------------------------------------------------------------------------------------
        R            1,000.00        978.10         3.59        1,021.23        3.67        0.73
---------------------------------------------------------------------------------------------------




52        AIM ALLOCATION FUNDS

AIM GROWTH ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $889.50        $2.16       $1,022.58       $2.31        0.46%
---------------------------------------------------------------------------------------------------
        B            1,000.00        886.50         5.68        1,018.85        6.07        1.21
---------------------------------------------------------------------------------------------------
        C            1,000.00        886.50         5.68        1,018.85        6.07        1.21
---------------------------------------------------------------------------------------------------
        R            1,000.00        888.60         3.33        1,021.33        3.57        0.71
---------------------------------------------------------------------------------------------------



AIM MODERATE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $917.40        $1.76       $1,023.02       $1.86        0.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00        914.40         5.33        1,019.29        5.62        1.12
---------------------------------------------------------------------------------------------------
        C            1,000.00        914.40         5.33        1,019.29        5.62        1.12
---------------------------------------------------------------------------------------------------
        R            1,000.00        916.50         2.95        1,021.78        3.12        0.62
---------------------------------------------------------------------------------------------------



AIM MODERATE GROWTH ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $902.50        $1.75       $1,023.02       $1.86        0.37%
---------------------------------------------------------------------------------------------------
        B            1,000.00        898.80         5.29        1,019.29        5.62        1.12
---------------------------------------------------------------------------------------------------
        C            1,000.00        898.80         5.29        1,019.29        5.62        1.12
---------------------------------------------------------------------------------------------------
        R            1,000.00        900.70         2.93        1,021.78        3.12        0.62
---------------------------------------------------------------------------------------------------



AIM MODERATELY CONSERVATIVE ALLOCATION FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $951.10        $1.89       $1,022.92       $1.96        0.39%
---------------------------------------------------------------------------------------------------
        B            1,000.00        948.00         5.52        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------
        C            1,000.00        947.20         5.52        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------
        R            1,000.00        950.00         3.10        1,021.68        3.22        0.64
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


53        AIM ALLOCATION FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(AIM CONSERVATIVE ALLOCATION FUND, AIM GROWTH ALLOCATION FUND, AIM MODERATE ALLOCATION FUND,
AIM MODERATE GROWTH ALLOCATION FUND AND AIM MODERATELY CONSERVATIVE ALLOCATION FUND)

The Board of Trustees (the Board) of AIM     of the performance, fees and expenses of     deliberations. The Board considered all of
Growth Series (the Trust) is required        their assigned funds. During the contract    the information provided to them and did
under the Investment Company Act of 1940     renewal process, the Trustees receive        not identify any particular factor that
to approve annually the renewal of each      comparative performance and fee data         was controlling. Each Trustee may have
series portfolio of the Trust's (each, a     regarding the AIM Funds prepared by an       evaluated the information provided
Fund) investment advisory agreement with     independent company, Lipper, Inc.            differently from one another and
Invesco Aim Advisors, Inc. (Invesco Aim).    (Lipper), under the direction and            attributed different weight to the various
During contract renewal meetings held on     supervision of the independent Senior        factors. The Trustees recognized that the
June 18-19, 2008, the Board as a whole and   Officer who also prepares a separate         advisory arrangements and resulting
the disinterested or "independent"           analysis of this information for the         advisory fees for each Fund and the other
Trustees, voting separately, approved the    Trustees. Each Sub-Committee then makes      AIM Funds are the result of years of
continuance of each Fund's investment        recommendations to the Investments           review and negotiation between the
advisory agreement for another year,         Committee regarding the performance, fees    Trustees and Invesco Aim, that the
effective July 1, 2008. In doing so, the     and expenses of their assigned funds. The    Trustees may focus to a greater extent on
Board determined that each Fund's            Investments Committee considers each         certain aspects of these arrangements in
investment advisory agreement is in the      Sub-Committee's recommendations and makes    some years than in others, and that the
best interests of the Fund and its           its own recommendations regarding the        Trustees' deliberations and conclusions in
shareholders and that the compensation to    performance, fees and expenses of the AIM    a particular year may be based in part on
Invesco Aim under each Fund's advisory       Funds to the full Board. The Investments     their deliberations and conclusions of
investment agreement is fair and             Committee also considers each                these same arrangements throughout the
reasonable.                                  SubCommittee's recommendations in making     year and in prior years.
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   FACTORS AND CONCLUSIONS AND SUMMARY OF
during their evaluation of Fund's            AIM Fund's investment advisory agreement     INDEPENDENT WRITTEN FEE EVALUATION
investment advisory agreement with           and sub-advisory agreements for another
independent legal counsel from whom they     year.                                        The discussion below serves as a summary
received independent legal advice, and the                                                of the Senior Officer's independent
independent Trustees also received                                                        written evaluation with respect each
assistance during their deliberations from      The independent Trustees are assisted     Fund's investment advisory agreement as
the independent Senior Officer, a            in their annual evaluation of the Fund's     well as a discussion of the material
full-time officer of the AIM Funds who       investment advisory agreement by the         factors and related conclusions that
reports directly to the independent          independent Senior Officer. One              formed the basis for the Board's approval
Trustees.                                    responsibility of the Senior Officer is to   of each Fund's investment advisory
                                             manage the process by which the AIM Funds'   agreement and sub-advisory agreements.
THE BOARD'S FUND EVALUATION PROCESS          proposed management fees are negotiated      Unless otherwise stated, information set
                                             during the annual contract renewal process   forth below is as of June 19, 2008 and
The Board's Investments Committee has        to ensure that they are negotiated in a      does not reflect any changes that may have
established three Sub-Committees that are    manner that is at arms' length and           occurred since that date, including but
responsible for overseeing the management    reasonable. Accordingly, the Senior          not limited to changes to a Fund's
of a number of the series portfolios of      Officer must either supervise a              performance, advisory fees, expense
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    limitations and/or fee waivers.
structure permits the Trustees to focus on   independent written evaluation. The Senior
the performance of the AIM Funds that have   Officer has recommended that an              I. Investment Advisory Agreement
been assigned to them. The Sub-Committees    independent written evaluation be provided
meet throughout the year to review the       and, at the direction of the Board, has         A. Nature, Extent and Quality of
performance of their assigned funds, and     prepared an independent written                    Services Provided by Invesco Aim
the Sub-Committees review monthly and        evaluation.
quarterly comparative performance                                                         The Board reviewed the advisory services
information and periodic asset flow data        During the annual contract renewal        provided to each Fund by Invesco Aim under
for their assigned funds. These materials    process, the Board considered the factors    the Fund's investment advisory agreement,
are prepared under the direction and         discussed below under the heading "Factors   the performance of Invesco Aim in
supervision of the independent Senior        and Conclusions and Summary of Independent   providing these services, and the
Officer. Over the course of each year, the   Written Fee Evaluation" in evaluating the    credentials and experience of the officers
Sub-Committees meet with portfolio           fairness and reasonableness of each Fund's   and employees of Invesco Aim who provide
managers for their assigned funds and        investment advisory agreement and            these services. The Board's review of the
other members of management and review       sub-advisory agreements at the contract      qualifications of Invesco Aim to provide
with these individuals the performance,      renewal meetings and at their meetings       these services included the Board's
investment objective(s), policies,           throughout the year as part of their         consideration of Invesco Aim's portfolio
strategies and limitations of these funds.   ongoing oversight of such Fund. Each         and product review process, various back
                                             Fund's investment advisory agreement and     office support functions provided by
In addition to their meetings throughout     sub-advisory agreements were considered      Invesco Aim and its affiliates, and
the year, the Sub-Committees meet at         separately, although the Board also          Invesco Aim's equity and fixed income
designated contract renewal meetings each    considered the common interests of all of    trading operations. The Board concluded
year to conduct an in-depth review           the AIM Funds in their                       that the nature, extent and quality of the
                                                                                          advisory

                                                                                                                           continued


54   AIMALLOCATION FUNDS

services provided to each Fund by Invesco    underperform-ance because of shorter term    Aim to identify the funds in the Fund's
Aim were appropriate and that Invesco Aim    performance results and continues to         performance group for inclusion in the
currently is providing satisfactory          monitor the Fund. The Board also             Lipper reports. The Board noted that the
advisory services in accordance with the     considered the steps Invesco Aim has taken   Fund's performance was in the second
terms of each Fund's investment advisory     over the last several years to improve the   quintile of its performance group for the
agreement. In addition, based on their       quality and efficiency of the services       one and three year periods (the first
ongoing meetings throughout the year with    that Invesco Aim provides to the AIM         quintile being the best performing funds
each Fund's portfolio manager or man-        Funds. The Board concluded that Invesco      and the fifth quintile being the worst
agers, the Board concluded that these        Aim continues to be responsive to the        performing funds). The Board noted that
individuals are competent and able to        Board's focus on fund performance.           the Fund's performance was above the
continue to carry out their                  Although the independent written             performance of the Index for the one and
responsibilities under each Fund's           evaluation of the Fund's Senior Officer      three year periods. The Board also
investment advisory agreement.               only considered Fund performance through     considered the steps Invesco Aim has taken
                                             the most recent calendar year, the Board     over the last several years to improve the
   In determining whether to continue each   also reviewed more recent Fund performance   quality and efficiency of the services
Fund's investment advisory agreement, the    and this review did not change their         that Invesco Aim provides to the AIM
Board considered the prior relationship      conclusions.                                 Funds. The Board concluded that Invesco
between Invesco Aim and the Fund, as well                                                 Aim continues to be responsive to the
as the Board's knowledge of Invesco Aim's       AIM Growth Allocation Fund                Board's focus on fund performance.
operations, and concluded that it was                                                     Although the independent written
ben-eficial to maintain the current          The Board compared the Fund's performance    evaluation of the Fund's Senior Officer
relationship, in part, because of such       during the past one and three calendar       only considered Fund performance through
knowledge. The Board also considered the     years to the performance of funds in the     the most recent calendar year, the Board
steps that Invesco Aim and its affiliates    Fund's performance group that are not        also reviewed more recent Fund performance
have taken over the last several years to    managed by Invesco Aim, and against the      and this review did not change their
improve the quality and efficiency of the    performance of all funds in the Lipper       conclusions.
services they provide to the AIM Funds in    Multi-Cap Core Funds Index. The Board
the areas of investment performance,         also reviewed the criteria used by Invesco      AIM Moderate Growth Allocation Fund
product line diversification,                Aim to identify the funds in the Fund's
distribution, fund operations, shareholder   performance group for inclusion in the          The Board noted that the Fund recently
services and compliance. The Board           Lipper reports. The Board noted that the     began operations and that only the last
concluded that the quality and efficiency    Fund's performance was in the third          two calendar years comparative performance
of the services Invesco Aim and its          quintile of its performance group for the    data was available. The Board compared the
affiliates provide to the AIM Funds in       one year period and the second quintile      Fund's performance during the past two
each of these areas have generally           for the three year period (the first         calendar years to the performance of funds
improved, and support the Board's approval   quintile being the best performing funds     in the Fund's performance group that are
of the continuance of each Fund's            and the fifth quintile being the worst       not managed by Invesco Aim, and against
investment advisory agreement.               performing funds). The Board noted that      the performance of all funds in the Lipper
                                             the Fund's performance was above the         Mixed-Asset Target Allocation Growth Funds
   B. Fund Performance                       performance of the Index for the one and     Index. The Board also reviewed the
                                             three year periods. The Board also           criteria used by Invesco Aim to identify
   AIM Conservative Allocation Fund          considered the steps Invesco Aim has taken   the funds in the Fund's performance group
                                             over the last several years to improve the   for inclusion in the Lipper reports. The
The Board compared the Fund's performance    quality and efficiency of the services       Board noted that the Fund's performance
during the past one and three calendar       that Invesco Aim provides to the AIM         was in the third quintile of its
years to the performance of funds in the     Funds. The Board concluded that Invesco      performance group for the one and two year
Fund's performance group that are not        Aim continues to be responsive to the        periods (the first quintile being the best
managed by Invesco Aim, and against the      Board's focus on fund performance.           performing funds and the fifth quintile
performance of all funds in the Lipper       Although the independent written             being the worst performing funds). The
Mixed-Asset Target Allocation Conservative   evaluation of the Fund's Senior Officer      Board noted that the Fund's performance
Funds Index. The Board also reviewed the     only considered Fund performance through     was above the performance of the Index for
criteria used by Invesco Aim to identify     the most recent calendar year, the Board     the one and two year periods. The Board
the funds in the Fund's performance group    also reviewed more recent Fund performance   also considered the steps Invesco Aim has
for inclusion in the Lipper reports. The     and this review did not change their         taken over the last several years to
Board noted that the Fund's performance      conclusions.                                 improve the quality and efficiency of the
was in the fifth quintile of its                                                          services that Invesco Aim provides to the
performance group for the one year period       AIM Moderate Allocation Fund              AIM Funds. The Board concluded that
and the fourth quintile for the three year                                                Invesco Aim continues to be responsive to
period (the first quintile being the best    The Board compared the Fund's performance    the Board's focus on fund performance.
performing funds and the fifth quintile      during the past one and three calendar       Although the independent written
being the worst performing funds). The       years to the performance of funds in the     evaluation of the Fund's Senior Officer
Board noted that the Fund's performance      Fund's performance group that are not        only considered Fund performance through
was below the performance of the Index for   managed by Invesco Aim, and against the      the most recent calendar year, the Board
the one and three year periods. The Board    performance of all funds in the Lipper       also
noted that Invesco Aim acknowledges the      Mixed-Asset Target Allocation Moderate
Fund's                                       Funds Index. The Board also reviewed the
                                             criteria used by Invesco

                                                                                                                           continued


55   AIM ALLOCATION FUNDS

reviewed more recent Fund performance and       The Board noted that Invesco Aim has         F. Independent Written Evaluation of
this review did not change their             contractually agreed to waive fees and/or          the Fund's Senior Officer
conclusions.                                 limit expenses of each Fund through at
                                             least June 30, 2009 in an amount necessary
   AIM Moderately Conservative               to limit total annual operating expenses     The Board noted that, at their direction,
                                             to a specified percentage of average daily   the Senior Officer of the Funds, who is
   Allocation Fund                           net assets for each class of the Fund. The   independent of Invesco Aim and Invesco
                                             Board considered the contractual nature of   Aim's affiliates, had prepared an
The Board noted that the Fund recently       this fee waiver and noted that it remains    independent written evaluation to assist
began operations and that only the past      in effect until at least June 30, 2009.      the Board in determining the
two calendar years comparative performance   The Board also considered the effect this    reasonableness of the proposed management
data was available. The Board compared the   expense limitation would have on each        fees of the AIM Funds, including the
Fund's performance during the past two       Fund's estimated total expenses.             Funds. The Board noted that they had
calendar years to the performance of funds                                                relied upon the Senior Officer's written
in the Fund's performance group that are        D. Economies of Scale and Breakpoints     evaluation instead of a competitive
not managed by Invesco Aim, and against                                                   bidding process. In determining whether to
the performance of all funds in the Lipper   The Board noted that Invesco Aim does not    continue each Fund's investment advisory
Mixed-Asset Target Allocation Conservative   charge the Funds any advisory fees           agreement, the Board considered the Senior
Funds Index. The Board also reviewed the     pursuant to the Funds' investment advisory   Officer's written evaluation.
criteria used by Invesco Aim to identify     agreement, although the underlying funds
the funds in the Fund's performance group    in which the Funds invest pay Invesco Aim       G. Collateral Benefits to Invesco Aim
for inclusion in the Lipper reports. The     advisory fees. The Board also noted that           and its Affiliates
Board noted that the Fund's performance      each Fund shares directly in economies of
was in the second quintile of its            scale through lower fees charged by third    The Board considered various other
performance group for the one year period    party service providers based on the         benefits received by Invesco Aim and its
and the fourth quintile for the two year     combined size of all of the AIM Funds and    affiliates resulting from Invesco Aim's
period (the first quintile being the best    affiliates.                                  relationship with the Funds, including the
performing funds and the fifth quintile                                                   fees received by Invesco Aim and its
being the worst performing funds). The          E. Profitability and Financial            affiliates for their provision of
Board noted that the Fund's performance            Resources of Invesco Aim               administrative, transfer agency and
was above the performance of the Index for                                                distribution services to the Funds. The
the one year period and below the            The Board reviewed information from          Board considered the performance of
performance of the Index for the two year    Invesco Aim concerning the costs of the      Invesco Aim and its affiliates in
period. The Board also considered the        advisory and other services that Invesco     providing these services and the
steps Invesco Aim has taken over the last    Aim and its affiliates provide to each       organizational structure employed by
several years to improve the quality and     Fund and the profitability of Invesco Aim    Invesco Aim and its affiliates to provide
efficiency of the services that Invesco      and its affiliates in providing these        these services. The Board also considered
Aim provides to the AIM Funds. The Board     services. The Board also reviewed            that these services are provided to each
concluded that Invesco Aim continues to be   information concerning the financial         Fund pursuant to written contracts which
responsive to the Board's focus on fund      condition of Invesco Aim and its             are reviewed and approved on an annual
performance. Although the independent        affiliates. The Board also reviewed with     basis by the Board. The Board concluded
written evaluation of the Fund's Senior      Invesco Aim the methodology used to          that Invesco Aim and its affiliates were
Officer only considered Fund performance     prepare the profitability information. The   providing these services in a satisfactory
through the most recent calendar year, the   Board considered the overall profitability   manner and in accordance with the terms of
Board also reviewed more recent Fund         of Invesco Aim, as well as the               their contracts, and were quali-fied to
performance and this review did not change   profitability of Invesco Aim in connection   continue to provide these services to each
their conclusions.                           with managing each Fund. The Board noted     Fund.
                                             that Invesco Aim continues to operate at a
   C. Advisory Fees and Fee Waivers          net profit, although increased expenses in      The Board considered the benefits
                                             recent years have reduced the                realized by Invesco Aim as a result of
The Board noted that each Fund is a fund     profitability of Invesco Aim and its         portfolio brokerage transactions executed
of funds and invests its assets in           affiliates. The Board concluded that each    through "soft dollar" arrangements. Under
underlying funds rather than directly in     Fund's fees were fair and reasonable, and    these arrangements, portfolio brokerage
individual securities. The Board noted       that the level of profits realized by        commissions paid by the Funds and/or other
that Invesco Aim does not charge the Funds   Invesco Aim and its affiliates from          funds advised by Invesco Aim are used to
any advisory fees pursuant to the Funds'     providing services to each Fund was not      pay for research and execution services.
investment advisory agreement, although      excessive in light of the nature, quality    The Board noted that soft dollar
the underlying funds in which the Funds      and extent of the services provided. The     arrangements shift the payment obligation
invest pay Invesco Aim advisory fees.        Board considered whether Invesco Aim is      for the research and execution services
Because Invesco Aim does not charge the      financially sound and has the resources      from Invesco Aim to the funds and
Funds any advisory fees, the Board did not   necessary to perform its obligations under   therefore may reduce Invesco Aim's
rely upon any comparison of services and     the Funds' investment advisory agreement,    expenses. The Board also noted that
fees under advisory contracts with other     and concluded that Invesco Aim has the       research obtained through soft dollar
funds or products advised by Invesco Aim     financial resources necessary to fulfill     arrangements may be used by Invesco Aim in
and its affiliates.                          these obligations.                           making investment decisions for each Fund
                                                                                          and may therefore benefit Fund
                                                                                          shareholders. The Board concluded that
                                                                                          Invesco Aim's soft dollar

                                                                                                                           continued


56   AIM ALLOCATION FUNDS

arrangements were appropriate. The Board     provided by the Affiliated Sub-Advisers
also concluded that, based on their review   pursuant to the sub-advisory agreements
and representations made by Invesco Aim,     and the services to be provided by Invesco
these arrangements were consistent with      Aim pursuant to each Fund's investment
regulatory requirements.                     advisory agreement, as well as the
                                             allocation of fees between Invesco Aim and
                                             the Affiliated Sub-Advisers pursuant to
II. Sub-Advisory Agreements                  the sub-advisory agreements. The Board
                                             noted that the sub-advisory fees have no
   A. Nature, Extent and Quality of          direct effect on each Fund or its
      Services Provided by Affiliated        shareholders, as they are paid by Invesco
      Sub-Advisers                           Aim to the Affiliated Sub-Advisers, and
                                             that Invesco Aim and the Affiliated
The Board reviewed the services to be        Sub-Advisers are affiliates. The Board
provided by Invesco Trimark Ltd., Invesco    also noted that the Affiliated
Asset Management Deutschland, GmbH,          Sub-Advisers only receive a percentage of
Invesco Asset Management Limited, Invesco    the compensation that Invesco Aim receives
Asset Management (Japan) Limited, Invesco    pursuant to each Fund's investment
Australia Limited, Invesco Global Asset      advisory agreement, and as described
Management (N.A.), Inc., Invesco Hong Kong   above, each Fund is a fund of funds and
Limited, Invesco Institutional (N.A.),       Invesco Aim does not charge the Fund any
Inc. and Invesco Senior Secured              advisory fees.
Management, Inc. (collectively, the
"Affiliated Sub-Advisers") under the            D. Financial Resources of the
sub-advisory agreements and the                    Affiliated Sub-Advisers
credentials and experience of the officers
and employees of the Affiliated              The Board considered whether each
Sub-Advisers who will provide these          Affiliated Sub-Adviser is financially
services. The Board concluded that the       sound and has the resources necessary to
nature, extent and quality of the services   perform its obligations under its
to be provided by the Affiliated             respective sub-advisory agreement, and
Sub-Advisers were appropriate. The Board     concluded that each Affiliated Sub-Adviser
noted that the Affiliated Sub-Advisers,      has the financial resources necessary to
which have offices and personnel that are    fulfill these obligations.
geographically dispersed in financial
centers around the world, have been formed
in part for the purpose of researching and
compiling information and making
recommendations on the markets and
economies of various countries and
securities of companies located in such
countries or on various types of
investments and investment techniques, and
providing investment advisory services.
The Board concluded that the sub-advisory
agreements will benefit each Fund and its
shareholders by permitting Invesco Aim to
utilize the additional resources and
talent of the Affiliated Sub-Advisers in
managing the Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for each Fund, as no Affiliated Sub-Adviser currently determines the allocation of any portion of each Fund's assets, although an Affiliated Sub-Adviser may indirectly manage a portion of each Fund's assets allocated to an underlying fund.

   C. Sub-Advisory Fees

The Board considered the services to be


57   AIM ALLOCATION FUNDS

[INVESCO AIM LOGO]             Supplement to Semiannual Report dated 6/30/08
 - SERVICE MARK -

                               AIM ALLOCATION FUNDS

                               AIM Conservative Allocation Fund
                               AIM Growth Allocation Fund
                               AIM Moderate Allocation Fund
                               AIM Moderate Growth Allocation Fund
                               AIM Moderately Conservative Allocation Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Information on your Fund's expenses following the performance pages.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

invescoaim.com   AAS-INS-2   Invesco Aim Distributors, Inc.

Supplement to Semiannual Report dated 6/30/08

==========================================   ==========================================   ==========================================
AIM CONSERVATIVE ALLOCATION FUND             AIM GROWTH ALLOCATION FUND                   AIM MODERATE ALLOCATION FUND
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/08                    For periods ended 6/30/08                    For periods ended 6/30/08

Inception (4/30/04)                  4.16%   Inception (4/30/04)                  8.65%   Inception (4/30/04)                  6.76%
   1 Year                           -1.55       1 Year                          -11.15       1 Year                           -7.74
   6 Months*                        -1.91       6 Months*                       -10.88       6 Months*                        -8.07

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio                    0.83%   Net Expense Ratio                    0.88%   Net Expense Ratio                    0.85%
Total Expense Ratio                  0.83%   Total Expense Ratio                  0.88%   Total Expense Ratio                  0.85%
==========================================   ==========================================   ==========================================

==========================================   ==========================================
AIM MODERATE GROWTH ALLOCATION FUND          AIM MODERATELY CONSERVATIVE
AVERAGE ANNUAL TOTAL RETURNS                 ALLOCATION FUND
For periods ended 6/30/08                    AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 6/30/08
Inception (4/29/05)                  7.96%
   1 Year                           -9.93    Inception (4/29/05)            5.31%
   6 Months*                        -9.65       1 Year                     -3.38
                                                6 Months*                  -4.79
*  Cumulative total return that has not
   been annualized                           *  Cumulative total return that has not
                                                been annualized
Net Expense Ratio                    0.90%
Total Expense Ratio                  0.90%   Net Expense Ratio              0.84%(1, 2)
==========================================   Total Expense Ratio            0.97%(2)
                                             ==========================================

Institutional Class shares have no sales     report for information on comparative        (1) Total annual operating expenses less
charge; therefore, performance is at net     benchmarks. Please consult your Fund             any contractual fee waivers and/or
asset value (NAV). Performance of            prospectus for more information. For the         expense reimbursements by the advisor
Institutional Class shares will differ       most current month-end performance, please       in effect through at least June 30,
from performance of other share classes      call 800 451 4246 or visit invescoaim.com.       2009. See current prospectus for more
primarily due to differing sales charges                                                      information.
and class expenses.                             Had the advisor not waived fees and/or
                                             reimbursed expenses in the past, for AIM     (2) The expense ratio includes acquired
   Please note that past performance is      Conservative Allocation Fund, performance        fund fees and expenses of the
not indicative of future results. More       would have been lower.                           underlying funds in which the Fund
recent returns may be more or less than                                                       invests of 0.70% for AIM Moderately
those shown. All returns assume                 Had the advisor not waived fees and/or        Conservative Allocation Fund.
reinvestment of distributions at NAV.        reimbursed expenses, for AIM Moderately
Investment return and principal value will   Conservative Allocation Fund, performance
fluctuate so your shares, when redeemed,     would have been lower.
may be worth more or less than their
original cost. See full

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
      INSTITUTIONAL       ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
AIM Conservative
Allocation Fund             $1,000.00       $980.90        $1.13       $1,023.72       $1.16        0.23%
-----------------------------------------------------------------------------------------------------------
AIM Growth
Allocation Fund              1,000.00        891.20         0.52        1,024.32        0.55        0.11
-----------------------------------------------------------------------------------------------------------
AIM Moderate
Allocation Fund              1,000.00        919.30         0.62        1,024.22        0.65        0.13
-----------------------------------------------------------------------------------------------------------
AIM Moderate Growth
Allocation Fund              1,000.00        903.50         0.62        1,024.22        0.65        0.13
-----------------------------------------------------------------------------------------------------------
AIM Moderately
Conservative
Allocation Fund              1,000.00        952.10         0.68        1,024.17        0.70        0.14
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM ALLOCATION FUNDS

PROXY RESULTS

AIM CONSERVATIVE ALLOCATION FUND
AIM GROWTH ALLOCATION FUND
AIM MODERATE ALLOCATION FUND
AIM MODERATE GROWTH ALLOCATION FUND
AIM MODERATELY CONSERVATIVE ALLOCATION FUND

Special Meetings ("Meetings") of Shareholders of AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund, all investment portfolios of AIM Growth Series, a Delaware statutory trust ("Trust"), were held on February 29, 2008. The Meetings were held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                                               WITH-
                                                                                               HELD/
                                                                              VOTES           ABSTEN-           BROKER
MATTER                                                    VOTES FOR          AGAINST           TIONS          NON-VOTES
------------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund......................                                         150,8-
                                                          5,058,072           76,166               90         1,378,369
AIM Growth Allocation Fund............................    20,935,2-                            515,8-
                                                                 80          424,210               51         5,729,424
AIM Moderate Allocation Fund..........................    26,083,1-                            837,9-
                                                                 76          660,947               63         6,787,973
AIM Moderate Growth Allocation Fund...................    17,109,7-                            320,6-
                                                                 01          237,100               60         4,103,714
AIM Moderately Conservative Allocation Fund...........                                         120,9-
                                                          5,437,548           99,205               61           785,309



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                            VOTES          WITHHELD/           BROKER
                                                        VOTES FOR          AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series
      portfolio of the Trust, or a share class                              23,09-
      without a shareholder vote.....................   182,780,828          8,525         6,564,572         57,247,667



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


58        AIM ALLOCATION FUNDS

====================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these docu- ments. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                   1. Log in to your account.
- reduce the amount of paper you receive.                            2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.  3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.               process.
- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for    [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to           - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                          invescoaim.com  AAS-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM GLOBAL EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments became          2   Fund Performance
INVESCO AIM                     3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                6   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 14   Financial Highlights
                               18   Fund Expenses
                               19   Approval of Investment Advisory Agreement
                               22   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                     -11.34%
Class B Shares                                                     -11.61
Class C Shares                                                     -11.70
Class R Shares                                                     -11.48
MSCI World Index(triangle) (Broad Market Index and
   Style-Specific Index)                                           -10.57
Lipper Global Multi-Cap Core Funds Index(triangle)
   (Peer Group Index)                                              -10.15

(triangle)Lipper Inc.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The LIPPER GLOBAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 ADJUSTED TO REFLECT THE HIGHER RULE             CLASS A SHARE PERFORMANCE REFLECTS THE
                                             12B-1 FEES APPLICABLE TO CLASS R SHARES.     MAXIMUM 5.50% SALES CHARGE, AND CLASS
As of 6/30/08, including maximum             CLASS A SHARES' INCEPTION                    B AND CLASS C SHARE PERFORMANCE REFLECTS
applicable sales charges                     DATE IS SEPTEMBER 15, 1997.                  THE APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED.
CLASS A SHARES                                  THE PERFORMANCE DATA QUOTED               THE CDSC ON CLASS B SHARES DECLINES
Inception (9/15/97)                  7.32%   REPRESENT PAST PERFORMANCE AND CANNOT        FROM 5% BEGINNING AT THE TIME OF PURCHASE
10 Years                             7.05    GUARANTEE COMPARABLE FUTURE RESULTS;         TO 0% AT THE BEGINNING OF THE SEVENTH
5 Years                             11.12    CURRENT PERFORMANCE MAY BE LOWER OR          YEAR. THE CDSC ON CLASS C SHARES IS
1 Year                             -18.77    HIGHER. PLEASE VISIT INVESCOAIM.COM FOR      1% FOR THE FIRST YEAR AFTER PURCHASE.
                                             THE MOST RECENT MONTH-END PERFORMANCE.       CLASS R SHARES DO NOT HAVE A FRONT-END
CLASS B SHARES                               PERFORMANCE FIGURES REFLECT REINVESTED       SALES CHARGE; RETURNS SHOWN ARE AT NET
Inception (9/15/97)                  7.48%   DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    ASSET VALUE AND DO NOT REFLECT A 0.75%
10 Years                             7.22    AND THE EFFECT OF THE MAXIMUM SALES          CDSC THAT MAY BE IMPOSED ON A TOTAL
5 Years                             11.39    CHARGE UNLESS OTHERWISE STATED.              REDEMPTION OF RETIREMENT PLAN ASSETS
1 Year                             -18.32    PERFORMANCE FIGURES DO NOT REFLECT           WITHIN THE FIRST YEAR.
                                             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
CLASS C SHARES                               ON FUND DISTRIBUTIONS OR SALE OF FUND        THE PERFORMANCE OF THE FUND'S SHARE
Inception (1/2/98)                   7.79%   SHARES. INVESTMENT RETURN AND PRINCIPAL      CLASSES WILL DIFFER PRIMARILY DUE TO
10 Years                             7.04    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    DIFFERENT SALES CHARGE STRUCTURES AND
5 Years                             11.63    A GAIN OR LOSS WHEN YOU SELL SHARES.         CLASS EXPENSES.
1 Year                             -15.48
                                                                                             A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS R SHARES                                  THE TOTAL ANNUAL FUND OPERATING           ON CERTAIN REDEMPTIONS OR EXCHANGES
10 Years                             7.46%   EXPENSE RATIO SET FORTH IN THE MOST RECENT   OUT OF THE FUND WITHIN 30 DAYS OF
5 Years                             12.16    FUND PROSPECTUS AS OF THE DATE OF THIS       PURCHASE. EXCEPTIONS TO THE REDEMPTION
1 Year                             -14.27    REPORT FOR CLASS A, CLASS B, CLASS C AND     FEE ARE LISTED IN THE FUND'S PROSPECTUS.
==========================================   CLASS R SHARES WAS 1.40%, 2.15%, 2.15%
CLASS R SHARES' INCEPTION DATE IS            AND 1.65%, RESPECTIVELY. THE EXPENSE
OCTOBER 31, 2005. RETURNS SINCE THAT DATE    RATIOS PRESENTED ABOVE MAY VARY FROM THE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
ARE BLENDED RETURNS OF HISTORICAL CLASS R    OF THIS REPORT THAT ARE BASED ON EXPENSES
SHARE PERFORMANCE AND                        INCURRED DURING THE PERIOD COVERED BY
RESTATED CLASS A SHARE PERFORMANCE (FOR      THIS REPORT.
PERIODS PRIOR TO THE INCEPTION DATE OF
CLASS R SHARES) AT NET ASSET VALUE,



2 AIM GLOBAL EQUITY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing
[CROCKETT PHOTO]                             considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3 AIM GLOBAL EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of June 30, 2008



-------------------------------------------------------------------------
Financials                                                           20.0%
-------------------------------------------------------------------------
Information Technology                                               16.8
-------------------------------------------------------------------------
Energy                                                               14.3
-------------------------------------------------------------------------
Consumer Discretionary                                               11.3
-------------------------------------------------------------------------
Health Care                                                           9.6
-------------------------------------------------------------------------
Materials                                                             9.4
-------------------------------------------------------------------------
Industrials                                                           7.1
-------------------------------------------------------------------------
Consumer Staples                                                      3.9
-------------------------------------------------------------------------
Utilities                                                             2.9
-------------------------------------------------------------------------
Telecommunication Services                                            1.2
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         3.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS-96.50%

AUSTRALIA-4.25%

Commonwealth Bank of Australia(b)                        154,160    $  5,921,765
--------------------------------------------------------------------------------
Westpac Banking Corp.(b)                                 461,165       8,820,154
================================================================================
                                                                      14,741,919
================================================================================


AUSTRIA-0.78%

Immofinanz Immobilien Anlagen A.G.                       262,104       2,702,986
================================================================================


BELGIUM-1.44%

Dexia S.A.(b)(c)                                         315,144       5,002,568
================================================================================


CANADA-3.20%

Fairfax Financial Holdings Ltd.                           10,275       2,597,353
--------------------------------------------------------------------------------
Methanex Corp.                                           303,915       8,499,015
================================================================================
                                                                      11,096,368
================================================================================


DENMARK-0.90%

Novo Nordisk A.S.-Class B(b)                              47,402       3,122,970
================================================================================


FINLAND-2.44%

Nokia Oyj(b)                                             345,988       8,475,373
================================================================================


FRANCE-2.23%

BNP Paribas(b)                                            21,669       1,941,374
--------------------------------------------------------------------------------
Legrand S.A.(b)                                          138,231       3,468,635
--------------------------------------------------------------------------------
UbiSoft Entertainment S.A.(b)(d)                          26,815       2,336,485
================================================================================
                                                                       7,746,494
================================================================================


GERMANY-5.73%

BASF S.E.(b)                                              47,436       3,266,806
--------------------------------------------------------------------------------
Daimler A.G.(b)                                          115,296       7,116,949
--------------------------------------------------------------------------------
Deutsche Lufthansa A.G.(b)(c)                            101,973       2,190,241
--------------------------------------------------------------------------------
Norddeutsche Affinerie A.G                               133,509       7,287,747
================================================================================
                                                                      19,861,743
================================================================================


IRELAND-1.83%

Anglo Irish Bank Corp. PLC(b)                            685,150       6,355,614
================================================================================


ITALY-1.84%

Eni S.p.A.(b)                                            171,749       6,395,488
================================================================================


JAPAN-11.55%

Astellas Pharma Inc.(b)                                   85,700       3,641,012
--------------------------------------------------------------------------------
Daihatsu Motor Co., Ltd.                                 170,000       1,947,066
--------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.(c)                    110,000       4,786,663
--------------------------------------------------------------------------------
ITOCHU Corp.(b)                                          658,000       6,985,487
--------------------------------------------------------------------------------
JTEKT Corp.                                               91,000       1,443,383
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.(b)               97,000       2,080,452
--------------------------------------------------------------------------------
Minebea Co., Ltd.(b)                                      20,600       1,183,474
--------------------------------------------------------------------------------
Resona Holdings, Inc.(b)                                   1,309       2,004,796
--------------------------------------------------------------------------------
Seiko Epson Corp.(b)(c)                                  252,700       6,931,655
--------------------------------------------------------------------------------
Sumco Corp.(b)                                            67,600       1,491,445
--------------------------------------------------------------------------------
Takefuji Corp.(c)                                        279,470       3,887,889
--------------------------------------------------------------------------------
Yokogawa Electric Corp.(b)(c)                            402,000       3,685,925
================================================================================
                                                                      40,069,247
================================================================================


NORWAY-3.85%

StatoilHydro A.S.A.                                      115,631       4,311,218
--------------------------------------------------------------------------------
Yara International A.S.A.(b)                             102,454       9,037,021
================================================================================
                                                                      13,348,239
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL EQUITY FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
SINGAPORE-0.20%

Jardine Matheson Holdings Ltd.(b)                         22,000    $    683,706
================================================================================


SWITZERLAND-0.44%

Nestle S.A.(b)                                            13,480         607,736
--------------------------------------------------------------------------------
Novartis A.G.(b)                                          16,505         905,245
================================================================================
                                                                       1,512,981
================================================================================


UNITED KINGDOM-8.49%

Antofagasta PLC(b)                                       173,510       2,256,137
--------------------------------------------------------------------------------
British American Tobacco PLC(b)                          218,940       7,550,001
--------------------------------------------------------------------------------
Ladbrokes PLC(b)                                         890,472       4,522,682
--------------------------------------------------------------------------------
Royal Dutch Shell PLC-Class B(b)                          39,876       1,602,691
--------------------------------------------------------------------------------
Standard Chartered PLC(b)                                203,360       5,750,968
--------------------------------------------------------------------------------
Tesco PLC(b)                                             495,337       3,637,526
--------------------------------------------------------------------------------
Vodafone Group PLC(b)                                  1,401,241       4,128,862
================================================================================
                                                                      29,448,867
================================================================================


UNITED STATES-47.33%

Aeropostale, Inc.(d)                                      98,081       3,072,878
--------------------------------------------------------------------------------
Aetna Inc.                                                50,271       2,037,484
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                    14,013         966,897
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                            113,789       4,304,638
--------------------------------------------------------------------------------
Capital One Financial Corp.                              103,356       3,928,562
--------------------------------------------------------------------------------
Chevron Corp.                                            136,975      13,578,332
--------------------------------------------------------------------------------
ConocoPhillips                                            75,526       7,128,899
--------------------------------------------------------------------------------
Discover Financial Services                              182,138       2,398,757
--------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                        102,764       3,164,104
--------------------------------------------------------------------------------
Energen Corp.                                             92,151       7,190,543
--------------------------------------------------------------------------------
Express Scripts, Inc.(d)                                  47,356       2,970,168
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        189,565      16,706,363
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          601,671      10,029,856
--------------------------------------------------------------------------------
General Motors Corp.                                      97,110       1,116,765
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           25,808       4,513,819
--------------------------------------------------------------------------------
GrafTech International Ltd.(d)                            20,086         538,907
--------------------------------------------------------------------------------
International Business Machines Corp.                     95,441      11,312,622
--------------------------------------------------------------------------------
Johnson & Johnson                                         13,364         859,840
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                     45,736       4,512,314
--------------------------------------------------------------------------------
MasterCard, Inc.-Class A                                   9,493       2,520,581
--------------------------------------------------------------------------------
McDonald's Corp.                                         156,311       8,787,804
--------------------------------------------------------------------------------
Microsoft Corp.                                          472,797      13,006,646
--------------------------------------------------------------------------------
Mirant Corp.(d)                                           68,617       2,686,356
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                    23,628       1,580,713
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(d)                          65,849       3,241,746
--------------------------------------------------------------------------------
Perrigo Co.                                               15,108         479,981
--------------------------------------------------------------------------------
Pfizer Inc.                                              651,128      11,375,206
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                19,337       1,175,883
--------------------------------------------------------------------------------
RadioShack Corp.                                          42,583         522,493
--------------------------------------------------------------------------------
State Street Corp.                                        94,565       6,051,214
--------------------------------------------------------------------------------
Terra Industries Inc.                                     27,861       1,374,940
--------------------------------------------------------------------------------
Texas Instruments Inc.                                   299,864       8,444,170
--------------------------------------------------------------------------------
Walter Industries, Inc.                                   24,274       2,640,283
================================================================================
                                                                     164,219,764
================================================================================
     Total Common Stocks (Cost $357,896,619)                         334,784,327
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT
U.S. TREASURY BILLS-0.54%

3.12%, 07/10/08(f)                                   $   850,000         849,338
--------------------------------------------------------------------------------
1.10%, 09/11/08(e)(f)                                    210,000         209,303
--------------------------------------------------------------------------------
1.30%, 09/18/08(e)(f)                                     25,000          24,903
--------------------------------------------------------------------------------
1.48%, 09/18/08(e)(f)                                     10,000           9,961
--------------------------------------------------------------------------------
1.50%, 09/25/08(e)(f)                                    800,000         796,752
================================================================================
     Total U.S. Treasury Bills (Cost $1,890,896)                       1,890,257
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-97.04% (Cost $359,787,515)                                   336,674,584
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


                                                        SHARES

MONEY MARKET FUNDS-3.70%

Liquid Assets Portfolio-Institutional Class (Cost
  $12,836,342)(g)(h)                                  12,836,342      12,836,342
================================================================================
TOTAL INVESTMENTS-100.74% (Cost $372,623,857)                        349,510,926
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.74)%                                 (2,570,863)
================================================================================
NET ASSETS-100.00%                                                  $346,940,063
________________________________________________________________________________
================================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $133,101,243, which represented 38.36% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d)   Non-income producing security.
(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $1,040,919, which represented 0.30% of the Fund's Net Assets. See Note 1A.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $359,787,515)*                          $336,674,584
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $12,836,342)                  12,836,342
======================================================
     Total investments (Cost
       $372,623,857)                       349,510,926
======================================================
Cash                                         1,485,550
------------------------------------------------------
Foreign currencies, at value (Cost
  $9,041,697)                                9,196,787
------------------------------------------------------
Receivables for:
  Fund shares sold                             324,299
------------------------------------------------------
  Dividends                                    908,626
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             22,536
------------------------------------------------------
Other assets                                    36,050
======================================================
     Total assets                          361,484,774
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                     1,202,460
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 12,836,342
------------------------------------------------------
  Accrued fees to affiliates                   289,703
------------------------------------------------------
  Accrued other operating expenses             165,024
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              51,182
======================================================
     Total liabilities                      14,544,711
======================================================
Net assets applicable to shares
  outstanding                             $346,940,063
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $375,424,635
------------------------------------------------------
Undistributed net investment income          2,292,956
------------------------------------------------------
Undistributed net realized gain (loss)      (7,831,076)
------------------------------------------------------
Unrealized appreciation (depreciation)     (22,946,452)
======================================================
                                          $346,940,063
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $246,193,035
______________________________________________________
======================================================
Class B                                   $ 49,564,768
______________________________________________________
======================================================
Class C                                   $ 29,418,140
______________________________________________________
======================================================
Class R                                   $    876,132
______________________________________________________
======================================================
Institutional Class                       $ 20,887,988
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     18,752,487
______________________________________________________
======================================================
Class B                                      3,995,121
______________________________________________________
======================================================
Class C                                      2,375,563
______________________________________________________
======================================================
Class R                                         66,810
______________________________________________________
======================================================
Institutional Class                          1,573,696
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      13.13
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.13 divided
       by 94.50%)                         $      13.89
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      12.41
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      12.38
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      13.11
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      13.27
______________________________________________________
======================================================




* At June 30, 2008, securities with an aggregate value of $12,377,199 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $495,244)                            $  6,094,496
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $373,500)                                                                           557,163
------------------------------------------------------------------------------------------------
Interest                                                                                  26,013
================================================================================================
     Total investment income                                                           6,677,672
================================================================================================


EXPENSES:

Advisory fees                                                                          1,740,193
------------------------------------------------------------------------------------------------
Administrative services fees                                                              70,471
------------------------------------------------------------------------------------------------
Custodian fees                                                                            67,690
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                338,620
------------------------------------------------------------------------------------------------
  Class B                                                                                304,553
------------------------------------------------------------------------------------------------
  Class C                                                                                170,121
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,688
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     506,037
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      27,993
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 14,718
------------------------------------------------------------------------------------------------
Other                                                                                    205,833
================================================================================================
     Total expenses                                                                    3,447,917
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (18,479)
================================================================================================
     Net expenses                                                                      3,429,438
================================================================================================
Net investment income                                                                  3,248,234
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (19,533,242)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     987,411
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (2,172,653)
================================================================================================
                                                                                     (20,718,484)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (37,724,831)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     162,338
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      343,764
================================================================================================
                                                                                     (37,218,729)
================================================================================================
Net realized and unrealized gain (loss)                                              (57,937,213)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(54,688,979)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   3,248,234    $  6,418,007
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (20,718,484)     74,097,880
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (37,218,729)    (51,690,367)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (54,688,979)     28,825,520
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --      (5,939,578)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --        (858,998)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --        (435,707)
-------------------------------------------------------------------------------------------------------
  Class R                                                                            --          (8,313)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --      (1,600,517)
=======================================================================================================
     Total distributions from net investment income                                  --      (8,843,113)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --     (41,556,306)
-------------------------------------------------------------------------------------------------------
  Class B                                                                            --     (10,873,397)
-------------------------------------------------------------------------------------------------------
  Class C                                                                            --      (5,515,532)
-------------------------------------------------------------------------------------------------------
  Class R                                                                            --         (68,352)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --      (9,127,643)
=======================================================================================================
     Total distributions from net realized gains                                     --     (67,141,230)
=======================================================================================================
Share transactions-net:
  Class A                                                                   (36,527,405)     23,552,976
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (20,536,000)    (14,781,365)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (6,650,379)      3,282,172
-------------------------------------------------------------------------------------------------------
  Class R                                                                       470,490         395,091
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (51,363,689)     19,245,458
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (114,606,983)     31,694,332
=======================================================================================================
     Net increase (decrease) in net assets                                 (169,295,962)    (15,464,491)
_______________________________________________________________________________________________________
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       516,236,025     531,700,516
=======================================================================================================
  End of period (including undistributed net investment income of
     $2,292,956 and $(955,278), respectively)                             $ 346,940,063    $516,236,025
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


9        AIM GLOBAL EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

10        AIM GLOBAL EQUITY FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $7,826.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $757.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the

11        AIM GLOBAL EQUITY FUND
course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $17,618 in front-end sales commissions from the sale of Class A shares and $3,014, $32,193, $1,950 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                   INVESTMENTS IN
INPUT LEVEL                          SECURITIES
-------------------------------------------------
Level 1                             $214,519,427
-------------------------------------------------
Level 2                              134,991,499
-------------------------------------------------
Level 3                                       --
=================================================
                                    $349,510,926
_________________________________________________
=================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $9,896.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,132 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12        AIM GLOBAL EQUITY FUND

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $285,589,057 and $399,286,114, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 18,395,076
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (43,030,326)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(24,635,250)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $374,146,176.



NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ----------------------------     ---------------------------
                                                               SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       686,062     $   9,445,716      2,695,620     $ 46,498,238
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       162,165         2,110,361        595,531        9,814,196
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        90,846         1,177,025        473,706        7,801,642
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        43,499           603,005         27,712          486,177
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           928,383        12,870,299      2,897,972       50,074,391
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --                --      3,033,601       44,836,660
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --                --        785,736       11,023,881
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --                --        400,405        5,605,731
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --                --          5,187           76,665
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --                --        711,186       10,603,784
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       694,789         9,557,507        838,355       14,456,246
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (734,081)       (9,557,507)      (881,595)     (14,456,246)
=========================================================================================================================
Reacquired:(b)
  Class A                                                    (4,051,196)      (55,530,628)    (4,820,592)     (82,238,168)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,010,059)      (13,088,854)    (1,288,797)     (21,163,196)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (602,729)       (7,827,404)      (613,782)     (10,125,201)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (9,627)         (132,515)       (10,296)        (167,751)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (4,694,561)      (64,233,988)    (2,246,043)     (41,432,717)
=========================================================================================================================
                                                             (8,496,509)    $(114,606,983)     2,603,906     $ 31,694,332
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $4,045 and $14,787 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.


13        AIM GLOBAL EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  14.81         $  16.47     $  15.54     $  15.65     $  13.54     $   9.95
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.11(a)          0.22(a)      0.19         0.15(a)     (0.02)(a)    (0.06)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.79)            0.63         2.73         1.34         2.93         3.79
===============================================================================================================================
     Total from investment operations                (1.68)            0.85         2.92         1.49         2.91         3.73
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.31)       (0.20)       (0.13)          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (2.20)       (1.79)       (1.47)       (0.80)       (0.14)
===============================================================================================================================
     Total distributions                                --            (2.51)       (1.99)       (1.60)       (0.80)       (0.14)
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00         0.00
===============================================================================================================================
Net asset value, end of period                    $  13.13         $  14.81     $  16.47     $  15.54     $  15.65     $  13.54
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (11.34)%           5.19%       18.88%        9.43%       21.64%       37.51%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $246,193         $317,181     $324,111     $264,868     $182,416     $109,205
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.48%(c)         1.39%        1.45%        1.50%        1.94%        2.00%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.48%(c)         1.49%        1.64%        1.68%        1.96%        2.05%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  1.56%(c)         1.27%        1.09%        0.91%       (0.11)%      (0.50)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              67%             160%         166%         120%         115%         178%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,384,638.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         --------------------------------------------------------
                                                      2008             2007        2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 14.04         $ 15.73     $  14.92     $ 15.10     $ 13.15     $  9.71
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.05(a)         0.09(a)      0.06        0.03(a)    (0.09)(a)   (0.11)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.68)           0.59         2.62        1.28        2.84        3.69
=============================================================================================================================
     Total from investment operations                  (1.63)           0.68         2.68        1.31        2.75        3.58
=============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.17)       (0.08)      (0.03)         --          --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (2.20)       (1.79)      (1.46)      (0.80)      (0.14)
=============================================================================================================================
     Total distributions                                  --           (2.37)       (1.87)      (1.49)      (0.80)      (0.14)
=============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00         0.00        0.00        0.00        0.00
=============================================================================================================================
Net asset value, end of period                       $ 12.41         $ 14.04     $  15.73     $ 14.92     $ 15.10     $ 13.15
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                       (11.61)%          4.33%       18.02%       8.65%      21.06%      36.90%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $49,565         $78,326     $100,141     $95,379     $74,120     $62,424
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.23%(c)        2.14%        2.20%       2.21%       2.44%       2.50%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.23%(c)        2.24%        2.39%       2.39%       2.46%       2.55%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.81%(c)        0.52%        0.34%       0.20%      (0.61)%     (1.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                                67%            160%         166%        120%        115%        178%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $61,245,295.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


14        AIM GLOBAL EQUITY FUND

                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 14.02         $ 15.71     $ 14.89     $ 15.08     $ 13.14     $ 9.71
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.05(a)         0.09(a)     0.06        0.03(a)    (0.09)(a)  (0.11)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (1.69)           0.59        2.63        1.27        2.83       3.68
============================================================================================================================
     Total from investment operations                   (1.64)           0.68        2.69        1.30        2.74       3.57
============================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.17)      (0.08)      (0.03)         --         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (2.20)      (1.79)      (1.46)      (0.80)     (0.14)
============================================================================================================================
     Total distributions                                   --           (2.37)      (1.87)      (1.49)      (0.80)     (0.14)
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00        0.00        0.00        0.00       0.00
============================================================================================================================
Net asset value, end of period                        $ 12.38         $ 14.02     $ 15.71     $ 14.89     $ 15.08     $13.14
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (11.70)%          4.35%      18.12%       8.58%      21.00%     36.79%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $29,418         $40,480     $41,261     $35,313     $20,375     $9,993
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.23%(c)        2.14%       2.20%       2.21%       2.44%      2.50%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.23%(c)        2.24%       2.39%       2.39%       2.46%      2.55%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     0.81%(c)        0.52%       0.34%       0.20%      (0.61)%    (1.00)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 67%            160%        166%        120%        115%       178%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $34,211,133.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                CLASS R
                                                  -------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER        OCTOBER 31, 2005
                                                  SIX MONTHS ENDED               31,              (COMMENCEMENT DATE)
                                                      JUNE 30,         ----------------------       TO DECEMBER 31,
                                                        2008            2007            2006              2005
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 14.81         $16.46          $15.53            $16.07
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.09(a)        0.18(a)         0.12              0.02(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (1.79)          0.63            2.76              1.03
=====================================================================================================================
     Total from investment operations                    (1.70)          0.81            2.88              1.05
=====================================================================================================================
Less distributions:
  Dividends from net investment income                      --          (0.26)          (0.16)            (0.13)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --          (2.20)          (1.79)            (1.46)
=====================================================================================================================
     Total distributions                                    --          (2.46)          (1.95)            (1.59)
=====================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00           0.00            0.00                --
=====================================================================================================================
Net asset value, end of period                         $ 13.11         $14.81          $16.46            $15.53
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                         (11.48)%         4.97%          18.62%             6.46%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $   876         $  488          $  170            $   15
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.73%(c)       1.64%           1.70%             1.73%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.73%(c)       1.74%           1.89%             1.91%(d)
=====================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.31%(c)       1.02%           0.84%             0.68%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                  67%           160%            166%              120%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $679,066.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM GLOBAL EQUITY FUND

                                                                           INSTITUTIONAL CLASS
                                           ----------------------------------------------------------------------------------
                                                                                                             APRIL 30, 2004
                                           SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,            (COMMENCEMENT DATE)
                                               JUNE 30,         -------------------------------------        TO DECEMBER 31
                                                 2008             2007           2006           2005              2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 14.94         $ 16.60        $ 15.64        $ 15.73           $ 13.98
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.14(a)         0.29(a)        0.23           0.23(a)           0.07(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                     (1.81)           0.63           2.79           1.34              2.48
=============================================================================================================================
     Total from investment operations             (1.67)           0.92           3.02           1.57              2.55
=============================================================================================================================
Less distributions:
  Dividends from net investment income               --           (0.38)         (0.27)         (0.21)               --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --           (2.20)         (1.79)         (1.45)            (0.80)
=============================================================================================================================
     Total distributions                             --           (2.58)         (2.06)         (1.66)            (0.80)
=============================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00            0.00           0.00           0.00              0.00
=============================================================================================================================
Net asset value, end of period                  $ 13.27         $ 14.94        $ 16.60        $ 15.64           $ 15.73
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                  (11.18)%          5.58%         19.40%          9.97%            18.39%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $20,888         $79,762        $66,018        $39,803           $13,158
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                1.03%(c)        0.99%          1.03%          0.99%             1.18%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.03%(c)        1.09%          1.22%          1.17%             1.20%(d)
=============================================================================================================================
Ratio of net investment income to
  average net assets                               2.01%(c)        1.67%          1.50%          1.42%             0.65%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                           67%            160%           166%           120%              115%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $73,724,523.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


16        AIM GLOBAL EQUITY FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM GLOBAL EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $886.60        $ 6.94      $1,017.50       $ 7.42       1.48%
---------------------------------------------------------------------------------------------------
        B            1,000.00        883.90         10.45       1,013.77        11.17       2.23
---------------------------------------------------------------------------------------------------
        C            1,000.00        883.00         10.44       1,013.77        11.17       2.23
---------------------------------------------------------------------------------------------------
        R            1,000.00        885.20          8.11       1,016.26         8.67       1.73
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Growth Series is required under the          comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Global       independent company, Lipper, Inc.            arrangements and resulting advisory fees
Equity Fund (the Fund) investment advisory   (Lipper), under the direction and            for the Fund and the other AIM Funds are
agreement with Invesco Aim Advisors, Inc.    supervision of the independent Senior        the result of years of review and
(Invesco Aim). During contract renewal       Officer who also prepares a separate         negotiation between the Trustees and
meetings held on June 18-19, 2008, the       analysis of this information for the         Invesco Aim, that the Trustees may focus
Board as a whole and the disinterested or    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
"independent" Trustees, voting separately,   recommendations to the Investments           these arrangements in some years than in
approved the continuance of the Fund's       Committee regarding the performance, fees    others, and that the Trustees'
investment advisory agreement for another    and expenses of their assigned funds. The    deliberations and conclusions in a
year, effective July 1, 2008. In doing so,   Investments Committee considers each         particular year may be based in part on
the Board determined that the Fund's         Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   SubCommittee's recommendations in making     INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
strategies and limitations of these funds.   investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to the Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of their assigned funds. During     particular factor that was controlling.      accordance with the terms of the Fund's
the contract                                 Each Trustee may have evaluated the          investment advisory agreement. In
                                             information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


19 AIM GLOBAL EQUITY FUND

managers, the Board concluded that these     and will continue to focus on the longer        D. Economies of Scale and Breakpoints
individuals are competent and able to        term and business issues that affect the
continue to carry out their                  Fund's performance. The Board also           The Board considered the extent to which
responsibilities under the Fund's            considered the steps Invesco Aim has taken   there are economies of scale in Invesco
investment advisory agreement.               over the last several years to improve the   Aim's provision of advisory services to
                                             quality and efficiency of the services       the Fund. The Board also considered
   In determining whether to continue the    that Invesco Aim provides to the AIM         whether the Fund benefits from such
Fund's investment advisory agreement, the    Funds. The Board concluded that Invesco      economies of scale through contractual
Board considered the prior relationship      Aim continues to be responsive to the        breakpoints in the Fund's advisory fee
between Invesco Aim and the Fund, as well    Board's focus on fund performance.           schedule or through advisory fee waivers
as the Board's knowledge of Invesco Aim's    However, due to the Fund's                   or expense limitations. The Board noted
operations, and concluded that it was        underperformance, the Board also             that the Fund's contractual advisory fee
beneficial to maintain the current           concluded that it would be appropriate for   schedule includes seven breakpoints and
relationship, in part, because of such       the Board to continue to monitor more        that the level of the Fund's advisory
knowledge. The Board also considered the     closely the performance of the Fund.         fees, as a percentage of the Fund's net
steps that Invesco Aim and its affiliates    Although the independent written             assets, has decreased as net assets
have taken over the last several years to    evaluation of the Fund's Senior Officer      increased because of the breakpoints.
improve the quality and efficiency of the    only considered Fund performance through     Based on this information, the Board
services they provide to the AIM Funds in    the most recent calendar year, the Board     concluded that the Fund's advisory fees
the areas of investment performance,         also reviewed more recent Fund performance   appropriately reflect economies of scale
product line diversification,                and this review did not change their         at current asset levels. The Board also
distribution, fund operations, shareholder   conclusions.                                 noted that the Fund shares directly in
services and compliance. The Board                                                        economies of scale through lower fees
concluded that the quality and efficiency       C. Advisory Fees and Fee Waivers          charged by third party service providers
of the services Invesco Aim and its                                                       based on the combined size of all of the
affiliates provide to the AIM Funds in       The Board compared the Fund's contractual    AIM Funds and affiliates.
each of these areas generally have           advisory fee rate to the contractual
improved, and support the Board's approval   advisory fee rates of funds in the Fund's       E. Profitability and Financial
of the continuance of the Fund's             Lipper expense group that are not managed          Resources of Invesco Aim
investment advisory agreement.               by Invesco Aim, at a common asset level
                                             and as of the end of the past calendar       The Board reviewed information from
   B. Fund Performance                       year. The Board noted that the Fund's        Invesco Aim concerning the costs of the
                                             contractual advisory fee rate was below      advisory and other services that Invesco
Because there were only four funds           the median contractual advisory fee rate     Aim and its affiliates provide to the Fund
identified by Invesco Aim in the Fund's      of funds in its expense group. The Board     and the profitability of Invesco Aim and
performance group for inclusion in the       also reviewed the methodology used by        its affiliates in providing these
Lipper reports, the Board compared the       Lipper in determining contractual fee        services. The Board also reviewed
Fund's performance during the past one,      rates.                                       information concerning the financial
three and five calendar years to the                                                      condition of Invesco Aim and its
performance of funds in the Fund's              The Board also compared the Fund's        affiliates. The Board also reviewed with
performance universe identified by           effective fee rate (the advisory fee after   Invesco Aim the methodology used to
Lipper, and against the performance of all   any advisory fee waivers and before any      prepare the profitability information. The
funds in the Lipper Global Multi-Cap Core    expense limitations/waivers) to the          Board considered the overall profitability
Funds Index. The Board also reviewed the     advisory fee rates of other clients of       of Invesco Aim, as well as the
criteria used by Invesco Aim to identify     Invesco Aim and its affiliates with          profitability of Invesco Aim in connection
the funds in the Fund's performance group    investment strategies comparable to those    with managing the Fund. The Board noted
for inclusion in the Lipper reports and      of the Fund, including one mutual fund       that Invesco Aim continues to operate at a
the methodology used by Lipper to identify   advised by Invesco Aim. The Board noted      net profit, although increased expenses in
the performance universe. The Board noted    that the Fund's rate was below the rate      recent years have reduced the
that the Fund's performance was in the       for the mutual fund.                         profitability of Invesco Aim and its
fifth quintile of its performance universe                                                affiliates. The Board concluded that the
for the one year period, the fourth             The Board noted that Invesco Aim has      Fund's fees were fair and reasonable, and
quintile for the three year period, and      not proposed any advisory fee waivers or     that the level of profits realized by
the first quintile for the five year         expense limitations for the Fund. The        Invesco Aim and its affiliates from
period (the first quintile being the best    Board concluded that it was not necessary    providing services to the Fund was not
performing funds and the fifth quintile      at this time to discuss with Invesco Aim     excessive in light of the nature, quality
being the worst performing funds). The       whether to implement any fee waivers or      and extent of the services provided. The
Board noted that the Fund's performance      expense limitations because the Fund's       Board considered whether Invesco Aim is
was below the performance of the Index for   total expenses were below the median total   financially sound and has the resources
the one and three year periods, and above    expenses of the funds in the Fund's Lipper   necessary to perform its obligations under
the performance of the Index for the five    expense group that are not managed by        the Fund's investment advisory agreement,
year period. The Board also noted that       Invesco Aim.                                 and concluded that Invesco Aim has the
Invesco Aim acknowledges the Fund's                                                       financial resources necessary to fulfill
underperformance, appointed an affiliated       After taking account of the Fund's        these obligations.
sub-advisor to manage the Fund's assets      contractual advisory fee rate, as well as
effective on May 1, 2008                     the comparative advisory fee information
                                             discussed above, the Board concluded that
                                             the Fund's advisory fees were fair and
                                             reasonable.

                                                                                                                           continued


20 AIM GLOBAL EQUITY FUND

   F. Independent Written Evaluation of      concluded that, based on their review and    types of investments and investment
      the Fund's Senior Officer              representations made by Invesco Aim, these   techniques, and providing investment
                                             arrangements were consistent with            advisory services. The Board concluded
The Board noted that, at their direction,    regulatory requirements.                     that the sub-advisory agreements will
the Senior Officer of the Fund, who is                                                    benefit the Fund and its shareholders by
independent of Invesco Aim and Invesco          The Board considered the fact that the    permitting Invesco Aim to utilize the
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   additional resources and talent of the
independent written evaluation to assist     from any securities lending arrangements     Affiliated Sub-Advisers in managing the
the Board in determining the                 may be invested in money market funds        Fund.
reasonableness of the proposed management    advised by Invesco Aim pursuant to
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The           B. Fund Performance
The Board noted that they had relied upon    Board noted that Invesco Aim will receive
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       served as a sub-adviser to the Fund prior
written evaluation.                          payable by the Fund in an amount equal to    to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also             countries or on various


21 AIM GLOBAL EQUITY FUND

Supplement to Semiannual Report dated 6/30/08

AIM GLOBAL EQUITY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/08                    not indicative of future results. More
The following information has been           10 Years                             7.87%   recent returns may be more or less than
prepared to provide Institutional Class       5 Years                            12.84    those shown. All returns assume
shareholders with a performance overview      1 Year                            -13.75    reinvestment of distributions at NAV.
specific to their holdings. Institutional     6 Months*                         -11.18    Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   *   Cumulative total return that has not     may be worth more or less than their
contribution plans that meet certain             been annualized                          original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             Institutional Class shares' inception date   more information. For the most current
                                             is April 30, 2004. Returns since that date   month-end performance, please call 800 451
                                             are historical returns. All other returns    4246 or visit invescoaim.com.
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is September 15,
                                             1997.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.00%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   GEQ-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $888.20        $4.84       $1,019.74       $5.17        1.03%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM GLOBAL EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Equity Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
      MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   11,049,903        527,604          387,087          3,737,920



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   182,780,828        23,098,525         6,564,572         57,247,667



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


22        AIM GLOBAL EQUITY FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print
  them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors         [INVESCO AIM LOGO]
for the products and services represented by Invesco Aim; they each provide investment advisory services           - SERVICE MARK -
to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc.,
Invesco Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd.,
Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors,
Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   GEQ-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INCOME ALLOCATION FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                5   Financial Statements
For more details, go to         8   Notes to Financial Statements
invescoaim.com                 13   Financial Highlights
                               19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY                                                                       PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
                                                                                          MAY HAVE A GAIN OR LOSS WHEN YOU SELL
FUND VS. INDEXES                                                                          SHARES.

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance         THE NET ANNUAL FUND OPERATING EXPENSE
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   RATIO SET FORTH IN THE MOST RECENT FUND
sales charges, which would have reduced performance.                                      PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                          FOR CLASS A, CLASS B, CLASS C AND CLASS R
Class A Shares                                                                   -2.19%   SHARES WAS 0.97%, 1.72%, 1.72% AND 1.22%,
Class B Shares                                                                   -2.55    RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND
Class C Shares                                                                   -2.55    OPERATING EXPENSE RATIO SET FORTH IN THE
Class R Shares                                                                   -2.31    MOST RECENT FUND PROSPECTUS AS OF THE DATE
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90    OF THIS REPORT FOR CLASS A, CLASS B, CLASS
Custom Income Allocation Index(square) (Style-Specific Index)                    -2.73    C AND CLASS R SHARES WAS 1.39%, 2.14%,
Lipper Mixed-Asset Target Allocation Conservative Funds Index(triangle) (Peer             2.14% AND 1.64%, RESPECTIVELY. (2) THE
   Group Index)                                                                  -1.59    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                                                                          FROM THE EXPENSE RATIOS PRESENTED IN OTHER
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   SECTIONS OF THIS REPORT THAT ARE BASED ON
                                                                                          EXPENSES INCURRED DURING THE PERIOD
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       COVERED BY THIS REPORT.
covering all major areas of the U.S. economy. It is not the 500 largest companies, but
rather the most widely held 500 companies chosen with respect to market size,                CLASS A SHARE PERFORMANCE REFLECTS THE
liquidity, and their industry.                                                            MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
   The CUSTOM INCOME ALLOCATION INDEX, created by Invesco Aim to serve as a benchmark     APPLICABLE CONTINGENT DEFERRED SALES
for AIM Income Allocation Fund, is composed of the following indexes: Russell 3000,       CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
MSCI EAFE, FTSE NAREIT Equity REITs and Lehman Brothers U.S. Universal. The composition   CDSC ON CLASS B SHARES DECLINES FROM 5%
of the index may change from time to time based upon the target asset allocation of the   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
fund. Therefore, the current composition of the index does not reflect its historical     THE BEGINNING OF THE SEVENTH YEAR. THE
composition and will likely be altered in the future to better reflect the objective of   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
the fund. The Russell 3000--REGISTERED TRADEMARK-- Index is an unmanaged index            YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
considered representative of the U.S. stock market. The Russell 3000 Index is a           HAVE A FRONT-END SALES CHARGE; RETURNS
trademark/service mark of the Frank Russell Co. Russell--REGISTERED TRADEMARK-- is a      SHOWN ARE AT NET ASSET VALUE AND DO NOT
trademark of the Frank Russell Co. The MSCI EAFE--REGISTERED TRADEMARK-- Index is an      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
unmanaged index considered representative of stocks of Europe, Australasia and the Far    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered                 ASSETS WITHIN THE FIRST YEAR.
representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is composed of
the following Lehman Brothers indexes: U.S. Aggregate Index, U.S. High-Yield Corporate,      THE PERFORMANCE OF THE FUND'S SHARE
144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.                     CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally        CLASS EXPENSES.
weighted representation of the largest funds in the Lipper Mixed-Asset Target
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a       HAD THE ADVISOR NOT WAIVED FEES AND/OR
mix of between 20%-40% equity securities, with the remainder invested in bonds, cash,     REIMBURSED EXPENSES, PERFORMANCE WOULD
and cash equivalents.                                                                     HAVE BEEN LOWER.

   The Fund is not managed to track the performance of any particular index, including    (1) Total annual operating expenses less
the indexes defined here, and consequently, the performance of the Fund may deviate           any contractual fee waivers and/or
significantly from the performance of the indexes.                                            expense reimbursements by the advisor
                                                                                              are in effect through at least June
   A direct investment cannot be made in an index. Unless otherwise indicated, index          30, 2009. See current prospectus for
results include reinvested dividends, and they do not reflect sales charges.                  more information.
Performance of an index of funds reflects fund expenses; performance of a market index
does not.                                                                                 (2) The expense ratio includes acquired
                                                                                              fund fees and expenses of the
=======================================================================================       underlying funds in which the Fund
                                                                                              invests of 0.69% for AIM Income
==========================================                                                    Allocation Fund.
AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT PAST
As of 6/30/08, including maximum             PERFORMANCE AND CANNOT GUARANTEE
applicable sales charges                     COMPARABLE FUTURE RESULTS; CURRENT
                                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CLASS A SHARES                               VISIT INVESCOAIM.COM FOR THE MOST RECENT
Inception (10/31/05)                  3.32%  MONTH-END PERFORMANCE. PERFORMANCE FIGURES
1 Year                               -7.44   REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                             IN NET ASSET VALUE AND THE EFFECT OF THE
CLASS B SHARES                               MAXIMUM SALES CHARGE UNLESS OTHERWISE
Inception (10/31/05)                  3.70%  STATED. PERFORMANCE FIGURES DO NOT REFLECT
1 Year                               -7.22   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
                                             ON FUND DISTRIBUTIONS OR SALE OF FUND
CLASS C SHARES                               SHARES. INVESTMENT RETURN AND
Inception (10/31/05)                  4.75%
1 Year                               -3.67

CLASS R SHARES
Inception (10/31/05)                  5.29%
1 Year                               -2.18
==========================================


2  AIM INCOME ALLOCATION FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3  AIM INCOME ALLOCATION FUND

AIM INCOME ALLOCATION FUND
PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2008




                                                                                 % OF TOTAL NET
                                                                      TARGET      ASSETS AS OF
ASSET CLASS                                                         ALLOCATION      06/30/08
-----------------------------------------------------------------------------------------------
Intermediate-Term Taxable Investment Grade                             38.00%         38.85%
-----------------------------------------------------------------------------------------------
International/Global Blend                                              5.00           4.67
-----------------------------------------------------------------------------------------------
Large-Cap Blend                                                        15.00          14.08
-----------------------------------------------------------------------------------------------
Real Estate                                                             7.00           6.66
-----------------------------------------------------------------------------------------------
Sector                                                                  8.00           8.24
-----------------------------------------------------------------------------------------------
Short-Term Taxable Investment Grade                                     6.00           6.20
-----------------------------------------------------------------------------------------------
Taxable Noninvestment Grade                                            21.00          21.51
-----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                         (0.21)
_______________________________________________________________________________________________
===============================================================================================





SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)



                                                                                       CHANGE IN
                                 % OF                                                 UNREALIZED
                                  NET       VALUE       PURCHASES      PROCEEDS      APPRECIATION      REALIZED     DIVIDEND
                                ASSETS     12/31/07      AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)     INCOME
-----------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.21%

AIM Core Bond Fund(b)            17.91%  $17,670,860   $ 1,736,789   $ (2,100,768)    $  (475,221)   $   (17,767)  $  531,408
-----------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund    14.08%   13,820,701     2,129,482     (1,173,683)     (1,468,925)       (89,961)     169,960
-----------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            7.32%    6,710,731     1,038,820       (569,446)       (239,035)       (66,991)     209,042
-----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund              14.19%   13,438,008     1,646,514     (1,155,946)       (541,051)       (66,092)     590,893
-----------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                   8.65%    8,365,675       973,651       (713,349)       (460,632)       (47,199)     301,617
-----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund                            4.67%    4,848,999       559,227       (395,444)       (629,145)        (1,835)          --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            5.07%    5,330,845       395,438     (1,110,266)         47,534         92,514       51,104
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund              0.00%    6,130,868       369,392     (7,078,748)      2,328,146     (1,749,658)      23,946
-----------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Fund       6.66%           --     7,037,444       (177,754)       (600,715)        (5,098)      84,773
-----------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund          6.20%    5,973,936       595,224       (662,200)        (65,565)       (14,285)     182,018
-----------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund(b)       7.22%    7,197,462       672,294     (1,105,544)         (1,904)        21,573      190,226
-----------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                8.24%    8,290,752       633,023       (845,334)       (551,910)       208,317       82,088
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $100,738,358)           100.21%   97,778,837    17,787,298    (17,088,482)     (2,658,423)    (1,736,482)   2,417,075
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES    (0.21)%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      100.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                  SHARES       VALUE
                                 06/30/08     06/30/08
-------------------------------------------------------

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.21%

AIM Core Bond Fund(b)           1,696,659   $16,813,893
-------------------------------------------------------
AIM Diversified Dividend Fund   1,178,041    13,217,614
-------------------------------------------------------
AIM Floating Rate Fund            841,381     6,874,079
-------------------------------------------------------
AIM High Yield Fund             3,281,141    13,321,433
-------------------------------------------------------
AIM Income Fund                 1,441,944     8,118,146
-------------------------------------------------------
AIM International Core Equity
  Fund                            348,315     4,381,802
-------------------------------------------------------
AIM International Total Return
  Fund                            428,474     4,756,065
-------------------------------------------------------
AIM Real Estate Fund                   --            --
-------------------------------------------------------
AIM Select Real Estate Fund       740,981     6,253,877
-------------------------------------------------------
AIM Short Term Bond Fund          611,449     5,827,110
-------------------------------------------------------
AIM U.S. Government Fund(b)       786,993     6,783,881
-------------------------------------------------------
AIM Utilities Fund                406,883     7,734,848
-------------------------------------------------------
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $100,738,358)                        94,082,748
-------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                  (201,502)
-------------------------------------------------------
NET ASSETS                                  $93,881,246
_______________________________________________________
=======================================================





Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Effective April 30, 2008, AIM Total Return Bond Fund and AIM Intermediate Government Fund were renamed AIM Core Bond Fund and AIM U.S. Government Fund, respectively.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INCOME ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments in affiliated underlying funds, at value (Cost
  $100,738,358)                                                     $ 94,082,748
--------------------------------------------------------------------------------
Receivables for:
  Investments sold -- affiliated underlying funds                        123,760
--------------------------------------------------------------------------------
  Fund shares sold                                                       197,791
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          6,756
--------------------------------------------------------------------------------
Other assets                                                              22,905
================================================================================
     Total assets                                                     94,433,960
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 436,560
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              64,009
--------------------------------------------------------------------------------
  Accrued operating expenses                                              43,838
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         8,307
================================================================================
     Total liabilities                                                   552,714
================================================================================
Net assets applicable to shares outstanding                         $ 93,881,246
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $102,168,778
--------------------------------------------------------------------------------
Undistributed net investment income                                      262,875
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (1,894,797)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (6,655,610)
================================================================================
                                                                    $ 93,881,246
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 58,858,423
________________________________________________________________________________
================================================================================
Class B                                                             $ 10,302,915
________________________________________________________________________________
================================================================================
Class C                                                             $ 24,239,859
________________________________________________________________________________
================================================================================
Class R                                                             $    469,982
________________________________________________________________________________
================================================================================
Institutional Class                                                 $     10,067
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,919,491
________________________________________________________________________________
================================================================================
Class B                                                                1,035,504
________________________________________________________________________________
================================================================================
Class C                                                                2,435,247
________________________________________________________________________________
================================================================================
Class R                                                                   47,235
________________________________________________________________________________
================================================================================
Institutional Class                                                        1,012
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       9.94
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $9.94 divided by 94.50%)                   $      10.52
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       9.95
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       9.95
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       9.95
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       9.95
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INCOME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends from affiliated underlying funds                                           $ 2,417,075
------------------------------------------------------------------------------------------------
Other Income                                                                                  54
================================================================================================
     Total investment income                                                           2,417,129
================================================================================================


EXPENSES:

Administrative services fees                                                              24,863
------------------------------------------------------------------------------------------------
Custodian fees                                                                             7,539
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 73,896
------------------------------------------------------------------------------------------------
  Class B                                                                                 54,527
------------------------------------------------------------------------------------------------
  Class C                                                                                122,904
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,065
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                      73,537
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                  9,159
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              33,692
------------------------------------------------------------------------------------------------
Professional services fees                                                                24,029
------------------------------------------------------------------------------------------------
Other                                                                                     17,186
================================================================================================
     Total expenses                                                                      442,402
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                             (175,614)
================================================================================================
     Net expenses                                                                        266,788
================================================================================================
Net investment income                                                                  2,150,341
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) on sales of affiliated underlying fund shares                (1,736,482)
================================================================================================
Change in net unrealized appreciation (depreciation) of affiliated underlying fund
  shares                                                                              (2,658,423)
================================================================================================
Net gain (loss) from affiliated underlying funds                                      (4,394,905)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(2,244,564)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INCOME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2008             2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $ 2,150,341       $ 3,605,908
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (1,736,482)        2,463,474
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (2,658,423)       (4,790,323)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (2,244,564)        1,279,059
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                  (1,324,183)       (2,309,555)
-------------------------------------------------------------------------------------------------------
  Class B                                                                    (199,961)         (381,445)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (457,014)         (815,332)
-------------------------------------------------------------------------------------------------------
  Class R                                                                      (8,678)          (10,702)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (238)             (879)
=======================================================================================================
     Total distributions from net investment income                        (1,990,074)       (3,517,913)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                  (1,151,418)         (768,827)
-------------------------------------------------------------------------------------------------------
  Class B                                                                    (204,200)         (151,841)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    (472,679)         (323,589)
-------------------------------------------------------------------------------------------------------
  Class R                                                                      (9,077)           (4,173)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (195)             (137)
=======================================================================================================
     Total distributions from net realized gains                           (1,837,569)       (1,248,567)
=======================================================================================================
Share transactions-net:
  Class A                                                                   2,450,360        41,386,756
-------------------------------------------------------------------------------------------------------
  Class B                                                                    (424,599)        5,781,101
-------------------------------------------------------------------------------------------------------
  Class C                                                                     526,562        16,255,572
-------------------------------------------------------------------------------------------------------
  Class R                                                                     105,658           297,851
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                             433           (48,001)
=======================================================================================================
     Net increase in net assets resulting from share transactions           2,658,414        63,673,279
=======================================================================================================
     Net increase (decrease) in net assets                                 (3,413,793)       60,185,858
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      97,295,039        37,109,181
=======================================================================================================
  End of period (including undistributed net investment income of
     $262,875 and $102,608, respectively)                                 $93,881,246       $97,295,039
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INCOME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high level of current income with growth of capital as a secondary objective. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.



8        AIM INCOME ALLOCATION FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below which includes 12b-1 plan payments) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.03% of average daily net assets, respectively, through at least June 30, 2009. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and will cause other expenses to exceed the numbers reflected above: (i) 12b-1 plan payments; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  For the six months ended June 30, 2008, the Advisor reimbursed fund level expenses of $102,072 and reimbursed class level expenses of $44,917, $8,286, $18,676, $324 and $5 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.



9        AIM INCOME ALLOCATION FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $18,801 in front-end sales commissions from the sale of Class A shares and $2,166, $13,649, $6,692 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $94,082,748
--------------------------------------
Level 2                            --
--------------------------------------
Level 3                            --
======================================
                          $94,082,748
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from the arrangement, which resulted in the reduction of the Fund's total expenses of $1,334.



10        AIM INCOME ALLOCATION FUND

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $17,787,298 and $17,088,482, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $   696,744
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (7,636,146)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(6,939,402)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $101,022,150.





11        AIM INCOME ALLOCATION FUND

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,188,031     $ 12,338,907      5,130,980     $ 56,581,689
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       185,509        1,916,744        799,736        8,821,716
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       391,587        4,063,547      1,845,603       20,353,103
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        25,947          268,672         32,811          358,816
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       210,042        2,114,223        244,883        2,632,745
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        36,177          364,441         43,684          469,636
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        78,955          795,297         88,454          950,169
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         1,764           17,754          1,390           14,875
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                43              433             92            1,017
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       116,186        1,194,835        113,934        1,243,065
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (116,207)      (1,194,835)      (113,945)      (1,243,065)
========================================================================================================================
Reacquired:
  Class A                                                    (1,272,834)     (13,197,605)    (1,748,799)     (19,070,743)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (145,880)      (1,510,949)      (207,894)      (2,267,186)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (418,215)      (4,332,282)      (463,254)      (5,047,700)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (17,636)        (180,768)        (6,882)         (75,840)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --         (4,413)         (49,018)
========================================================================================================================
                                                                263,469     $  2,658,414      5,756,380     $ 63,673,279
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



12        AIM INCOME ALLOCATION FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                   -----------------------------------------------------------------
                                                                              YEAR ENDED           OCTOBER 31, 2005
                                                   SIX MONTHS ENDED          DECEMBER 31,        (COMMENCEMENT DATE)
                                                       JUNE 30,          -------------------       TO DECEMBER 31,
                                                         2008              2007        2006              2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.60          $ 10.85     $ 10.12            $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.25             0.54(a)     0.39              0.11(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (0.48)           (0.17)       0.75              0.13
====================================================================================================================
     Total from investment operations                     (0.23)            0.37        1.14              0.24
====================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.23)           (0.47)      (0.39)            (0.15)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.20)           (0.15)      (0.02)               --
====================================================================================================================
     Total distributions                                  (0.43)           (0.62)      (0.41)            (0.15)
====================================================================================================================
Net asset value, end of period                          $  9.94          $ 10.60     $ 10.85            $10.12
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                           (2.19)%           3.40%      11.48%             2.35%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $58,858          $60,193     $21,022            $1,634
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.28%(c)         0.28%       0.29%             0.29%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        0.65%(c)         0.70%       1.96%            20.85%(d)
--------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.69%            0.69%       0.64%             0.69%
====================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.80%(c)         4.92%       4.86%             6.45%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                   18%              10%         21%             0.99%
____________________________________________________________________________________________________________________
====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $59,441,778.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




13        AIM INCOME ALLOCATION FUND

                                                                                 CLASS B
                                                    ----------------------------------------------------------------
                                                                              YEAR ENDED           OCTOBER 31, 2005
                                                    SIX MONTHS ENDED         DECEMBER 31,        (COMMENCEMENT DATE)
                                                        JUNE 30,          ------------------       TO DECEMBER 31,
                                                          2008              2007       2006              2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.61          $ 10.86     $10.12            $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21             0.46(a)    0.31              0.10(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.48)           (0.17)      0.76              0.12
====================================================================================================================
     Total from investment operations                      (0.27)            0.29       1.07              0.22
====================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.19)           (0.39)     (0.31)            (0.13)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.20)           (0.15)     (0.02)               --
====================================================================================================================
     Total distributions                                   (0.39)           (0.54)     (0.33)            (0.13)
====================================================================================================================
Net asset value, end of period                           $  9.95          $ 10.61     $10.86            $10.12
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                            (2.55)%           2.62%     10.74%             2.17%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $10,303          $11,412     $6,018            $  210
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.03%(c)         1.03%      1.04%             1.04%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.40%(c)         1.45%      2.71%            21.60%(d)
--------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.69%            0.69%      0.64%             0.69%
====================================================================================================================
Ratio of net investment income to average net
  assets                                                    4.05%(c)         4.17%      4.11%             5.70%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                    18%              10%        21%             0.99%
____________________________________________________________________________________________________________________
====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,965,370.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




14        AIM INCOME ALLOCATION FUND

                                                                                 CLASS C
                                                    ----------------------------------------------------------------
                                                                              YEAR ENDED           OCTOBER 31, 2005
                                                    SIX MONTHS ENDED         DECEMBER 31,        (COMMENCEMENT DATE)
                                                        JUNE 30,          ------------------       TO DECEMBER 31,
                                                          2008              2007       2006              2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.61          $ 10.86     $10.12            $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21             0.46(a)    0.31              0.10(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.48)           (0.17)      0.76              0.12
====================================================================================================================
     Total from investment operations                      (0.27)            0.29       1.07              0.22
====================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.19)           (0.39)     (0.31)            (0.13)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.20)           (0.15)     (0.02)               --
====================================================================================================================
     Total distributions                                   (0.39)           (0.54)     (0.33)            (0.13)
====================================================================================================================
Net asset value, end of period                           $  9.95          $ 10.61     $10.86            $10.12
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                            (2.55)%           2.62%     10.74%             2.17%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $24,240          $25,286     $9,905            $  521
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.03%(c)         1.03%      1.04%             1.04%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.40%(c)         1.45%      2.71%            21.60%(d)
--------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.69%            0.69%      0.64%             0.69%
====================================================================================================================
Ratio of net investment income to average net
  assets                                                    4.05%(c)         4.17%      4.11%             5.70%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                    18%              10%        21%             0.99%
____________________________________________________________________________________________________________________
====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $24,715,840.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




15        AIM INCOME ALLOCATION FUND

                                                                                CLASS R
                                                    ---------------------------------------------------------------
                                                                              YEAR ENDED          OCTOBER 31, 2005
                                                    SIX MONTHS ENDED         DECEMBER 31,       (COMMENCEMENT DATE)
                                                        JUNE 30,          -----------------       TO DECEMBER 31,
                                                          2008             2007       2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.61           $10.86     $10.11            $10.03
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.24             0.51(a)    0.43              0.11(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (0.48)           (0.17)      0.70              0.11
===================================================================================================================
     Total from investment operations                     (0.24)            0.34       1.13              0.22
===================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.22)           (0.44)     (0.36)            (0.14)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.20)           (0.15)     (0.02)               --
===================================================================================================================
     Total distributions                                  (0.42)           (0.59)     (0.38)            (0.14)
===================================================================================================================
Net asset value, end of period                           $ 9.95           $10.61     $10.86            $10.11
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                           (2.31)%           3.14%     11.41%             2.20%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $  470           $  394     $  107            $   51
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.53%(c)         0.53%(d)   0.54%             0.54%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        0.90%(c)         0.95%(d)   2.21%            21.10%(d)
-------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.69%            0.69%      0.64%             0.69%
===================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.55%(c)         4.67%(d)   4.61%             6.20%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                   18%              10%        21%             0.99%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $428,442.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




16        AIM INCOME ALLOCATION FUND

                                                                          INSTITUTIONAL CLASS
                                                    ---------------------------------------------------------------
                                                                              YEAR ENDED          OCTOBER 31, 2005
                                                    SIX MONTHS ENDED         DECEMBER 31,       (COMMENCEMENT DATE)
                                                        JUNE 30,          -----------------       TO DECEMBER 31,
                                                          2008             2007       2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.60           $10.85     $10.11            $10.03
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.26             0.57(a)    0.53              0.12(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (0.47)           (0.17)      0.65              0.11
===================================================================================================================
     Total from investment operations                     (0.21)            0.40       1.18              0.23
===================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.24)           (0.50)     (0.42)            (0.15)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.20)           (0.15)     (0.02)               --
===================================================================================================================
     Total distributions                                  (0.44)           (0.65)     (0.44)            (0.15)
===================================================================================================================
Net asset value, end of period                           $ 9.95           $10.60     $10.85            $10.11
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                           (1.97)%           3.66%     11.87%             2.29%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $   10           $   10     $   57            $   51
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.04%(c)         0.03%(d)   0.03%             0.04%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        0.34%(c)         0.33%(d)   1.58%            20.58%(d)
-------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.69%            0.69%      0.64%             0.69%
===================================================================================================================
Ratio of net investment income to average net
  assets                                                   5.04%(c)         5.17%(d)   5.11%             6.70%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                   18%              10%        21%             0.99%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,139.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three


17        AIM INCOME ALLOCATION FUND
amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



18        AIM INCOME ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $978.10        $1.38       $1,023.47       $1.41        0.28%
---------------------------------------------------------------------------------------------------
        B            1,000.00        974.50         5.06        1,019.74        5.17        1.03
---------------------------------------------------------------------------------------------------
        C            1,000.00        974.50         5.06        1,019.74        5.17        1.03
---------------------------------------------------------------------------------------------------
        R            1,000.00        976.90         2.61        1,022.23        2.66        0.53
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



19        AIM INCOME ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Growth Series is required under the          comparative performance and fee data         weight to the various factors. The
Investment Company Act of 1940 to approve    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
annually the renewal of the AIM Income       independent company, Lipper, Inc.            arrangements and resulting advisory fees
Allocation Fund (the Fund) investment        (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
                                             whether to approve the continuance of each   of the Senior Officer's independent
   The independent Trustees met separately   AIM Fund's investment advisory agreement     written evaluation with respect to the
during their evaluation of the Fund's        and sub-advisory agreements for another      Fund's investment advisory agreement as
investment advisory agreement with           year.                                        well as a discussion of the material
independent legal counsel from whom they                                                  factors and related conclusions that
received independent legal advice, and the      The independent Trustees are assisted     formed the basis for the Board's approval
independent Trustees also received           in their annual evaluation of the Fund's     of the Fund's investment advisory
assistance during their deliberations from   investment advisory agreement by the         agreement and sub-advisory agreements.
the independent Senior Officer, a            independent Senior Officer. One              Unless otherwise stated, information set
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   forth below is as of June 19, 2008 and
reports directly to the independent          manage the process by which the AIM Funds'   does not reflect any changes that may have
Trustees.                                    proposed management fees are negotiated      occurred since that date, including but
                                             during the annual contract renewal process   not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      performance, advisory fees, expense
                                             manner that is at arms' length and           limitations and/or fee waivers.
The Board's Investments Committee has        reasonable. Accordingly, the Senior
established three Sub-Committees that are    Officer must either supervise a              I. Investment Advisory Agreement
responsible for overseeing the management    competitive bidding process or prepare an
of a number of the series portfolios of      independent written evaluation. The Senior      A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            Officer has recommended that an                    Services Provided by Invesco Aim
structure permits the Trustees to focus on   independent written evaluation be provided
the performance of the AIM Funds that have   and, at the direction of the Board, has      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    prepared an independent written              provided to the Fund by Invesco Aim under
meet throughout the year to review the       evaluation.                                  the Fund's investment advisory agreement,
performance of their assigned funds, and                                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and the        consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
                                             separately, although the Board also          advisory services provided to the Fund by
   In addition to their meetings             considered the common interests of all of    Invesco Aim were appropriate and that
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meet at designated contract renewal          Board considered all of the information      satisfactory advisory services in
meetings each year to conduct an in-depth    provided to them and did not identify any    accordance with the terms of the Fund's
review of the performance, fees and          particular factor that was controlling.      investment advisory agreement. In
expenses of their assigned funds. During     Each Trustee may have evaluated the          addition, based on their ongoing meetings
the contract                                 information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued


20  AIM INCOME ALLOCATION FUND

managers, the Board concluded that these     services that Invesco Aim provides to the    concerning the financial condition of
individuals are competent and able to        AIM Funds. The Board concluded that          Invesco Aim and its affiliates. The Board
continue to carry out their                  Invesco Aim continues to be responsive to    also reviewed with Invesco Aim the
responsibilities under the Fund's            the Board's focus on fund performance.       methodology used to prepare the
investment advisory agreement.               Although the independent written             profitability information. The Board
                                             evaluation of the Fund's Senior Officer      considered the overall profitability of
   In determining whether to continue the    only considered Fund performance through     Invesco Aim, as well as the profitability
Fund's investment advisory agreement, the    the most recent calendar year, the Board     of Invesco Aim in connection with managing
Board considered the prior relationship      also reviewed more recent Fund performance   the Fund. The Board noted that Invesco Aim
between Invesco Aim and the Fund, as well    and this review did not change their         continues to operate at a net profit,
as the Board's knowledge of Invesco Aim's    conclusions.                                 although increased expenses in recent
operations, and concluded that it was                                                     years have reduced the profitability of
beneficial to maintain the current              C. Advisory Fees and Fee Waivers          Invesco Aim and its affiliates. The Board
relationship, in part, because of such                                                    concluded that the Fund's fees were fair
knowledge. The Board also considered the     The Board noted that the Fund is a fund of   and reasonable, and that the level of
steps that Invesco Aim and its affiliates    funds and invests its assets in underlying   profits realized by Invesco Aim and its
have taken over the last several years to    funds rather than directly in individual     affiliates from providing services to the
improve the quality and efficiency of the    securities. The Board noted that Invesco     Fund was not excessive in light of the
services they provide to the AIM Funds in    Aim does not charge the Fund any advisory    nature, quality and extent of the services
the areas of investment performance,         fees pursuant to the Fund's investment       provided. The Board considered whether
product line diversification,                advisory agreement, although the             Invesco Aim is financially sound and has
distribution, fund operations, shareholder   underlying funds in which the Fund invests   the resources necessary to perform its
services and compliance. The Board           pay Invesco Aim advisory fees. Because       obligations under the Fund's investment
concluded that the quality and efficiency    Invesco Aim does not charge the Fund any     advisory agreement, and concluded that
of the services Invesco Aim and its          advisory fees, the Board did not rely upon   Invesco Aim has the financial resources
affiliates provide to the AIM Funds in       any comparison of services and fees under    necessary to fulfill these obligations.
each of these areas have generally           advisory contracts with other funds or
improved, and support the Board's approval   products advised by Invesco Aim and its         F. Independent Written Evaluation of
of the continuance of the Fund's             affiliates.                                        the Fund's Senior Officer
investment advisory agreement.
                                                The Board noted that Invesco Aim has      The Board noted that, at their direction,
   B. Fund Performance                       contractually agreed to waive fees and/or    the Senior Officer of the Fund, who is
                                             limit expenses of the Fund through at        independent of Invesco Aim and Invesco
The Board noted that the Fund recently       least June 30, 2009 in an amount necessary   Aim's affiliates, had prepared an
began operations and that only the past      to limit total annual operating expenses     independent written evaluation to assist
two calendar years comparative performance   to a specified percentage of average daily   the Board in determining the
data was available. The Board compared the   net assets for each class of the Fund. The   reasonableness of the proposed management
Fund's performance during the past two       Board considered the contractual nature of   fees of the AIM Funds, including the Fund.
calendar years to the performance of funds   this fee waiver and noted that it remains    The Board noted that they had relied upon
in the Fund's performance group that are     in effect until at least June 30, 2009.      the Senior Officer's written evaluation
not managed by Invesco Aim, and against      The Board also considered the effect this    instead of a competitive bidding process.
the performance of all funds in the Lipper   expense limitation would have on the         In determining whether to continue the
Mixed-Asset Target Allocation Conservative   Fund's estimated total expenses.             Fund's investment advisory agreement, the
Funds Index. The Board also reviewed the                                                  Board considered the Senior Officer's
criteria used by Invesco Aim to identify        D. Economies of Scale and Breakpoints     written evaluation.
the funds in the Fund's performance group
for inclusion in the Lipper reports. The     The Board noted that Invesco Aim does not       G. Collateral Benefits to Invesco Aim
Board noted that the Fund's performance      charge the Fund any advisory fees pursuant         and its Affiliates
was in the fifth quintile of its             to the Fund's investment advisory
performance group for the one year period    agreement, although the underlying funds     The Board considered various other
and the fourth quintile for the two year     in which the Fund invests pay Invesco Aim    benefits received by Invesco Aim and its
period (the first quintile being the best    advisory fees. The Board also noted that     affiliates resulting from Invesco Aim's
performing funds and the fifth quintile      the Fund shares directly in economies of     relationship with the Fund, including the
being the worst performing funds). The       scale through lower fees charged by third    fees received by Invesco Aim and its
Board noted that the Fund's performance      party service providers based on the         affiliates for their provision of
was below the performance of the Index for   combined size of all of the AIM Funds and    administrative, transfer agency and
the one year period and above the            affiliates                                   distribution services to the Fund. The
performance of the Index for the two year                                                 Board considered the performance of
period. The Board noted that Invesco Aim        E. Profitability and Financial            Invesco Aim and its affiliates in
acknowledges the Fund's underperformance           Resources of Invesco Aim               providing these services and the
because of shorter term performance                                                       organizational structure employed by
results and continues to monitor the Fund.   The Board reviewed information from          Invesco Aim and its affiliates to provide
The Board also considered the steps          Invesco Aim concerning the costs of the      these services. The Board also considered
Invesco Aim has taken over the last          advisory and other services that Invesco     that these services are provided to the
several years to improve the quality and     Aim and its affiliates provide to the Fund   Fund pursuant to written contracts which
efficiency of the                            and the profitability of Invesco Aim and     are reviewed and approved on an annual
                                             its affiliates in providing these            basis by the Board. The Board
                                             services. The Board also reviewed
                                             information

                                                                                                                           continued


21  AIM INCOME ALLOCATION FUND

concluded that Invesco Aim and its           in such countries or on various types of
affiliates were providing these services     investments and investment techniques, and
in a satisfactory manner and in accordance   providing investment advisory services.
with the terms of their contracts, and       The Board concluded that the sub-advisory
were qualified to continue to provide        agreements will benefit the Fund and its
these services to the Fund.                  shareholders by permitting Invesco Aim to
                                             utilize the additional resources and
   The Board considered the benefits         talent of the Affiliated Sub-Advisers in
realized by Invesco Aim as a result of       managing the Fund.
portfolio brokerage transactions executed
through "soft dollar" arrangements. Under       B. Fund Performance
these arrangements, portfolio brokerage
commissions paid by the Fund and/or other    The Board did not view Fund performance as
funds advised by Invesco Aim are used to     a relevant factor in considering whether
pay for research and execution services.     to approve the sub-advisory agreements for
The Board noted that soft dollar             the Fund, as no Affiliated Sub-Adviser
arrangements shift the payment obligation    currently determines the allocation of any
for the research and execution services      portion of the Fund's assets, although an
from Invesco Aim to the funds and            Affiliated Sub-Adviser may indirectly
therefore may reduce Invesco Aim's           manage a portion of the Fund's assets
expenses. The Board also noted that          allocated to an underlying fund.
research obtained through soft dollar
arrangements may be used by Invesco Aim in      C. Sub-Advisory Fees
making investment decisions for the Fund
and may therefore benefit Fund               The Board considered the services to be
shareholders. The Board concluded that       provided by the Affiliated Sub-Advisers
Invesco Aim's soft dollar arrangements       pursuant to the sub-advisory agreements
were appropriate. The Board also concluded   and the services to be provided by Invesco
that, based on their review and              Aim pursuant to the Fund's investment
representations made by Invesco Aim, these   advisory agreement, as well as the
arrangements were consistent with            allocation of fees between Invesco Aim and
regulatory requirements.                     the Affiliated Sub-Advisers pursuant to
                                             the sub-advisory agreements. The Board
II. Sub-Advisory Agreements                  noted that the sub-advisory fees have no
                                             direct effect on the Fund or its
   A. Nature, Extent and Quality of          shareholders, as they are paid by Invesco
      Services Provided by Affiliated        Aim to the Affiliated Sub-Advisers, and
      Sub-Advisers                           that Invesco Aim and the Affiliated
                                             Sub-Advisers are affiliates. The Board
The Board reviewed the services to be        also noted that the Affiliated
provided by AIM Funds Management Inc.,       Sub-Advisers only receive a percentage of
Invesco Trimark Ltd., Invesco Asset          the compensation that Invesco Aim receives
Management Deutschland, GmbH, Invesco        pursuant to the Fund's investment advisory
Asset Management Limited, Invesco Asset      agreement, and as described above, the
Management (Japan) Limited, Invesco          Fund is a fund of funds and Invesco Aim
Australia Limited, Invesco Global Asset      does not charge the Fund any advisory
Management (N.A.), Inc., Invesco Hong Kong   fees.
Limited, Invesco Institutional (N.A.),
Inc. and Invesco Senior Secured                 D. Financial Resources of the
Management, Inc. (collectively, the                Affiliated Sub-Advisers
"Affiliated Sub-Advisers") under the
sub-advisory agreements and the              The Board considered whether each
credentials and experience of the officers   Affiliated Sub-Adviser is financially
and employees of the Affiliated              sound and has the resources necessary to
Sub-Advisers who will provide these          perform its obligations under its
services. The Board concluded that the       respective sub-advisory agreement, and
nature, extent and quality of the services   concluded that each Affiliated Sub-Adviser
to be provided by the Affiliated             has the financial resources necessary to
Sub-Advisers were appropriate. The Board     fulfill these obligations.
noted that the Affiliated Sub-Advisers,
which have offices and personnel that are
geographically dispersed in financial
centers around the world, have been formed
in part for the purpose of researching and
compiling information and making
recommendations on the markets and
economies of various countries and
securities of companies located


22  AIM INCOME ALLOCATION FUND

Supplement to Semiannual Report dated 6/30/08

AIM INCOME ALLOCATION FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/08                    not indicative of future results. More
The following information has been           Inception (10/31/05)                 5.83%   recent returns may be more or less than
prepared to provide Institutional Class         1 Year                           -1.68    those shown. All returns assume
shareholders with a performance overview        6 Months*                        -1.97    reinvestment of distributions at NAV.
specific to their holdings. Institutional    *   Cumulative total return that has not     Investment return and principal value will
Class shares are offered exclusively to          been annualized                          fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    Institutional Class shares have no sales     information on comparative benchmarks.
                                             charge; therefore, performance is at net     Please consult your Fund prospectus for
                                             asset value (NAV). Performance of            more information. For the most current
                                             Institutional Class shares will differ       month-end performance, please call 800 451
                                             from performance of other share classes      4246 or visit invescoaim.com.
                                             primarily due to differing sales charges
                                             and class expenses.                          (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                                The net annual Fund operating expense         expense reimbursements by the advisor
                                             ratio set forth in the most recent Fund          in effect through at least June 30,
                                             prospectus as of the date of this                2009. See current prospectus for more
                                             supplement for Institutional Class shares        information.
                                             was 0.72%.(1, 2) The total annual Fund
                                             operating expense ratio set forth in the     (2) The expense ratio includes acquired
                                             most recent Fund prospectus as of the date       fund fees and expenses of the
                                             of this supplement for Institutional Class       underlying funds in which the Fund
                                             shares was 1.02%. The expense ratios             invests of 0.69% for AIM Income
                                             presented above may vary from the expense        Allocation Fund.
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   INCAL-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.



-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $980.30        $0.20       $1,024.66       $0.20        0.04%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM INCOME ALLOCATION SERIES

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Income Allocation Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   182,780,828        23,098,525         6,564,572         57,247,667
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc.............................................     4,357,735           137,657           285,658          1,680,628



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


23        AIM INCOME ALLOCATION FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print
  them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for     [INVESCO AIM LOGO]
the products and services represented by Invesco Aim; they each provide investment advisory services to            - SERVICE MARK -
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                       invescoaim.com   INCAL-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INDEPENDENCE FUNDS
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                               AIM Independence Now Fund
                               AIM Independence 2010 Fund
                               AIM Independence 2020 Fund
                               AIM Independence 2030 Fund
                               AIM Independence 2040 Fund
                               AIM Independence 2050 Fund

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Letter to Shareholders
became INVESCO AIM              3   Fund Performance
on March 31, 2008.              9   Portfolio Composition
                               10   Schedule of Investments
For more details, go to        16   Financial Statements
invescoaim.com                 21   Notes to Financial Statements
                               32   Financial Highlights
                               51   Fund Expenses
                               54   Approval of Investment Advisory Agreement
                               57   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


2  AIM INDEPENDENCE FUNDS

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE NOW FUND                                           AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/08, including maximum
FUND VS. INDEXES                                                                          applicable sales charges

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance      CLASS A SHARES
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   Inception (1/31/07)                 -4.25%
sales charges, which would have reduced performance.                                         1 Year                           -8.56
                                                                                          CLASS B SHARES
Class A Shares                                                                    -3.84%  Inception (1/31/07)                 -3.69%
Class B Shares                                                                    -4.20      1 Year                           -8.47
Class C Shares                                                                    -4.30   CLASS C SHARES
Class R Shares                                                                    -3.97   Inception (1/31/07)                 -1.16%
S&P 500 Index(triangle)(Broad Market Index)                                      -11.90      1 Year                           -4.98
Custom Independence Now Index(square) (Style-Specific Index)                      -3.40   CLASS R SHARES
Lipper Mixed-Asset Target Allocation Conservative Funds Index(triangle) (Peer             Inception (1/31/07)                 -0.63%
Group Index)                                                                      -1.59      1 Year                           -3.51

(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   ==========================================

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       RATIO SET FORTH IN THE MOST RECENT FUND
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    PROSPECTUS AS OF THE DATE OF THIS REPORT
rather the most widely held 500 companies chosen with respect to market size,             FOR CLASS A, CLASS B, CLASS C AND CLASS R
liquidity, and their industry.                                                            SHARES WAS 29.43%, 30.18%, 30.18% AND
                                                                                          29.68%, RESPECTIVELY.(2) THE EXPENSE
   The CUSTOM INDEPENDENCE NOW INDEX, created by Invesco Aim to serve as a benchmark      RATIOS PRESENTED ABOVE MAY VARY FROM THE
for AIM Independence Now Fund, is composed of the following indexes: RUSSELL              EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       OF THIS REPORT THAT ARE BASED ON EXPENSES
REITS, LEHMAN BROTHERS U.S. UNIVERSAL and the THREE-MONTH U.S. TREASURY BILL. The         INCURRED DURING THE PERIOD COVERED BY THIS
composition of the index may change from time to time based upon the target asset         REPORT.
allocation of the Fund. Therefore, the current composition of the index does not
reflect its historical composition and will likely be altered in the future to better        CLASS A SHARE PERFORMANCE REFLECTS THE
reflect the objective of the Fund. The Russell 3000 Index is an unmanaged index           MAXIMUM 5.50% SALES CHARGE, AND CLASS B
considered representative of the U.S. stock market. The Russell 3000 Index is a           AND CLASS C SHARE PERFORMANCE REFLECTS THE
trademark/service mark of the Frank Russell Co. Russell--REGISTERED TRADEMARK-- is a      APPLICABLE CONTINGENT DEFERRED SALES
trademark of the Frank Russell Co. The MSCI EAFE Index is an unmanaged index considered   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT         CDSC ON CLASS B SHARES DECLINES FROM 5%
Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Lehman Brothers U.S. Universal Index is composed of the following Lehman Brothers         THE BEGINNING OF THE SEVENTH YEAR. THE
indexes: U.S. Aggregate Index, U. S. High-Yield Corporate, 144A, Eurodollar, Emerging     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill index is    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
compiled by Lipper and is derived from secondary market interest rates published by the   HAVE A FRONT-END SALES CHARGE; RETURNS
Federal Reserve Bank.                                                                     SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
   The LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX is an equally        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
weighted representation of the largest funds in the Lipper Mixed-Asset Target             ASSETS WITHIN THE FIRST YEAR.
Allocation Conservative Funds category. These funds, by portfolio practice, maintain a
mix of between 20%-40% equity securities, with the remainder invested in bonds, cash,        THE PERFORMANCE OF THE FUND'S SHARE
and cash equivalents.                                                                     CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
   The Fund is not managed to track the performance of any particular index, including    CLASS EXPENSES.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
   A direct investment cannot be made in an index. Unless otherwise indicated, index      HAVE BEEN LOWER.
results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index    1  Total annual operating expenses less
does not.                                                                                    any contractual fee waivers by the
=======================================================================================      distributor in effect through at least
                                                                                             June 30, 2009. See current prospectus
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PAY ON FUND DISTRIBUTIONS OR SALE OF FUND       for more information.
PERFORMANCE AND CANNOT GUARANTEE             SHARES. INVESTMENT RETURN AND PRINCIPAL
COMPARABLE FUTURE RESULTS; CURRENT           VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    2  The expense ratio includes estimated
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   A GAIN OR LOSS WHEN YOU SELL SHARES.            acquired fund fees and expenses of the
VISIT INVESCOAIM.COM FOR THE MOST RECENT                                                     underlying funds in which the Fund
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE NET ANNUAL FUND OPERATING EXPENSE        invests of 0.68% for AIM Independence
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RATIO SET FORTH IN THE MOST RECENT FUND         Now Fund.
IN NET ASSET VALUE AND THE EFFECT OF THE     PROSPECTUS AS OF THE DATE OF THIS REPORT
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FOR CLASS A, CLASS B, CLASS C AND CLASS R
STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES WAS 0.95%, 1.70%, 1.70% AND 1.20%,
DEDUCTION OF TAXES A SHAREHOLDER WOULD       RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND
                                             OPERATING EXPENSE


3  AIM INDEPENDENCE NOW FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2010 FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (1/31/07)                 -4.59%
                                                                                             1 Year                           -9.33
Class A Shares                                                                   -4.49%
Class B Shares                                                                   -4.80    CLASS B SHARES
Class C Shares                                                                   -4.80    Inception (1/31/07)                 -4.16%
Class R Shares                                                                   -4.60       1 Year                           -9.39
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90
Custom Independence 2010 Index(square) (Style-Specific Index)                    -3.94    CLASS C SHARES
Lipper Mixed-Asset Target 2010 Funds Index(triangle) (Peer Group Index)          -4.10    Inception (1/31/07)                 -1.37%
                                                                                             1 Year                           -5.61
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.
                                                                                          CLASS R SHARES
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       Inception (1/31/07)                 -0.96%
covering all major areas of the U.S. economy. It is not the 500 largest companies, but       1 Year                           -4.31
rather the most widely held 500 companies chosen with respect to market size,             ==========================================
liquidity, and their industry.
                                                                                          1.74% AND 1.24%, RESPECTIVELY.(1, 2) THE
   The CUSTOM INDEPENDENCE 2010 INDEX, created by Invesco Aim to serve as a benchmark     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
for AIM Independence 2010 Fund, is composed of the following indexes: RUSSELL             SET FORTH IN THE MOST RECENT FUND
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       PROSPECTUS AS OF THE DATE OF THIS REPORT
REITS, LEHMAN BROTHERS U.S. UNIVERSAL and the THREE-MONTH U.S. TREASURY BILL. The         FOR CLASS A, CLASS B, CLASS C AND CLASS R
composition of the index may change from time to time based upon the target asset         SHARES WAS 17.12%, 17.87%, 17.87% AND
allocation of the Fund. Therefore, the current composition of the index does not          17.37%, RESPECTIVELY.(2) THE EXPENSE
reflect its historical composition and likely will be altered in the future to reflect    RATIOS PRESENTED ABOVE MAY VARY FROM THE
the increasingly conservative allocations of the Fund over time. The Russell 3000 Index   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
is an unmanaged index considered representative of the U.S. stock market. The Russell     OF THIS REPORT THAT ARE BASED ON EXPENSES
3000 Index is a trademark/service mark of the Frank Russell Co. Russell--REGISTERED       INCURRED DURING THE PERIOD COVERED BY THIS
TRADEMARK-- is a trademark of the Frank Russell Co. The MSCI EAFE Index is an unmanaged   REPORT.
index considered representative of stocks of Europe, Australasia and the Far East. The
FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S.       CLASS A SHARE PERFORMANCE REFLECTS THE
REITs. The Lehman Brothers U.S. Universal Index is composed of the following Lehman       MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Brothers indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar,      AND CLASS C SHARE PERFORMANCE REFLECTS THE
Emerging Markets and the non-ERISA portion of CMBS. The three-month U.S. Treasury bill    APPLICABLE CONTINGENT DEFERRED SALES
index is compiled by Lipper and is derived from secondary market interest rates           CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
published by the Federal Reserve Bank.                                                    CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   The LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX is an equally weighted representation   THE BEGINNING OF THE SEVENTH YEAR. THE
of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category.     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
These funds seek to maximize assets for retirement or other purposes with an extended     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
time horizon not to exceed the year 2010.                                                 HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
   The Fund is not managed to track the performance of any particular index, including    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
the indexes defined here, and consequently, the performance of the Fund may deviate       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
significantly from the performance of the indexes.                                        ASSETS WITHIN THE FIRST YEAR.

   A direct investment cannot be made in an index. Unless otherwise indicated, index         THE PERFORMANCE OF THE FUND'S SHARE
results include reinvested dividends, and they do not reflect sales charges.              CLASSES WILL DIFFER PRIMARILY DUE TO
Performance of an index of funds reflects fund expenses; performance of a market index    DIFFERENT SALES CHARGE STRUCTURES AND
does not.                                                                                 CLASS EXPENSES.
=======================================================================================
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
THE PERFORMANCE DATA QUOTED REPRESENT PAST   DEDUCTION OF TAXES A SHARE HOLDER WOULD      REIMBURSED EXPENSES, PERFORMANCE WOULD
PERFORMANCE AND CANNOT GUARANTEE             PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    HAVE BEEN LOWER.
COMPARABLE FUTURE RESULTS; CURRENT           SHARES. INVESTMENT RETURN AND PRINCIPAL
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    (1) Total annual operating expenses less
VISIT INVESCOAIM.COM FOR THE MOST RECENT     A GAIN OR LOSS WHEN YOU SELL SHARES.             any contractual fee waivers by the
MONTH-END PERFORMANCE. PERFORMANCE FIGURES                                                    distributor in effect through at least
REFLECT REINVESTED DISTRIBUTIONS, CHANGES       THE NET ANNUAL FUND OPERATING EXPENSE         June 30, 2009. See current prospectus
IN NET ASSET VALUE AND THE EFFECT OF THE     RATIO SET FORTH IN THE MOST RECENT FUND          for more information.
MAXIMUM SALES CHARGE UNLESS OTHERWISE        PROSPECTUS AS OF THE DATE OF THIS REPORT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   FOR CLASS A, CLASS B, CLASS C AND CLASS R    (2) The expense ratio includes estimated
                                             SHARES WAS 0.99%, 1.74%,                         acquired fund fees and expenses of the
                                                                                              underlying funds in which the Fund
                                                                                              invests of 0.70% for AIM Independence
                                                                                              2010 Fund.


4  AIM INDEPENDENCE 2010 FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2020 FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (1/31/07)                 -7.42%
                                                                                             1 Year                          -13.65
Class A Shares                                                                   -7.33%
Class B Shares                                                                   -7.66    CLASS B SHARES
Class C Shares                                                                   -7.76    Inception (1/31/07)                 -7.03%
Class R Shares                                                                   -7.44       1 Year                          -13.62
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90
Custom Independence 2020 Index(square) (Style-Specific Index)                    -6.09    CLASS C SHARES
Lipper Mixed-Asset Target 2020 Funds Index(triangle) (Peer Group Index)          -5.64    Inception (1/31/07)                 -4.45%
                                                                                             1 Year                          -10.18
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.
                                                                                          CLASS R SHARES
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       Inception (1/31/07)                 -3.86%
covering all major areas of the U.S. economy. It is not the 500 largest companies, but       1 Year                           -8.77
rather the most widely held 500 companies chosen with respect to market size,             ==========================================
liquidity, and their industry.
                                                                                          11.57% AND 11.07%, RESPECTIVELY.(2) THE
   The CUSTOM INDEPENDENCE 2020 INDEX, created by Invesco Aim to serve as a benchmark     EXPENSE RATIOS PRESENTED ABOVE MAY VARY
for AIM Independence 2020 Fund, is composed of the following indexes: RUSSELL             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       SECTIONS OF THIS REPORT THAT ARE BASED ON
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    EXPENSES INCURRED DURING THE PERIOD
time to time based upon the target asset allocation of the Fund. Therefore, the current   COVERED BY THIS REPORT.
composition of the index does not reflect its historical composition and will likely be
altered in the future to reflect the increasingly conservative allocations of the Fund       CLASS A SHARE PERFORMANCE REFLECTS THE
over time. The Russell 3000 Index is an unmanaged index considered representative of      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank    AND CLASS C SHARE PERFORMANCE REFLECTS THE
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The   APPLICABLE CONTINGENT DEFERRED SALES
MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe,      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index    CDSC ON CLASS B SHARES DECLINES FROM 5%
considered representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
composed of the following Lehman Brothers indexes: U.S. Aggregate Index, U.S.             THE BEGINNING OF THE SEVENTH YEAR. THE
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CMBS.                                                                                     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
   The LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX is an equally weighted representation   SHOWN ARE AT NET ASSET VALUE AND DO NOT
of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category.     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
These funds seek to maximize assets for retirement or other purposes with an extended     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
time horizon not to exceed the year 2020.                                                 ASSETS WITHIN THE FIRST YEAR.

   The Fund is not managed to track the performance of any particular index, including       THE PERFORMANCE OF THE FUND'S SHARE
the indexes defined here, and consequently, the performance of the Fund may deviate       CLASSES WILL DIFFER PRIMARILY DUE TO
significantly from the performance of the indexes.                                        DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
Performance of an index of funds reflects fund expenses; performance of a market index    REIMBURSED EXPENSES, PERFORMANCE WOULD
does not.                                                                                 HAVE BEEN LOWER.
=======================================================================================
                                                                                          (1) Total annual operating expenses less
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU       any contractual fee waivers by the
PERFORMANCE AND CANNOT GUARANTEE             MAY HAVE A GAIN OR LOSS WHEN YOU SELL            distributor in effect through at least
COMPARABLE FUTURE RESULTS; CURRENT           SHARES.                                          June 30, 2009. See current prospectus
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE                                                    for more information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT        THE NET ANNUAL FUND OPERATING EXPENSE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   RATIO SET FORTH IN THE MOST RECENT FUND      (2) The expense ratio includes estimated
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    PROSPECTUS AS OF THE DATE OF THIS REPORT         acquired fund fees and expenses of the
IN NET ASSET VALUE AND THE EFFECT OF THE     FOR CLASS A, CLASS B, CLASS C AND CLASS R        underlying funds in which the Fund
MAXIMUM SALES CHARGE UNLESS OTHERWISE        SHARES WAS 1.11%, 1.86%, 1.86% AND 1.36%,        invests of 0.78% for AIM Independence
STATED. PERFORMANCE FIGURES DO NOT REFLECT   RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND        2020 Fund.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   OPERATING EXPENSE RATIO SET FORTH IN THE
ON FUND DISTRIBUTIONS OR SALE OF FUND        MOST RECENT FUND PROSPECTUS AS OF THE DATE
SHARES. INVESTMENT RETURN AND                OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                             C AND CLASS R SHARES WAS 10.82%, 11.57%,


5  AIM INDEPENDENCE 2020 FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2030 FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (1/31/07)                 -9.50%
                                                                                             1 Year                          -17.20
Class A Shares                                                                   -9.91%   CLASS B SHARES
Class B Shares                                                                  -10.33
Class C Shares                                                                  -10.33    Inception (1/31/07)                 -9.10%
Class R Shares                                                                  -10.12       1 Year                          -17.28
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90    CLASS C SHARES
Custom Independence 2030 Index(square) (Style-Specific Index)                    -8.45
Lipper Mixed-Asset Target 2030 Funds Index(triangle) (Peer Group Index)          -9.19    Inception (1/31/07)                 -6.51%
                                                                                             1 Year                          -13.90
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                   CLASS R SHARES

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       Inception (1/31/07)                 -6.11%
covering all major areas of the U.S. economy. It is not the 500 largest companies, but       1 Year                          -12.70
rather the most widely held 500 companies chosen with respect to market size,             ==========================================
liquidity, and their industry.
                                                                                          15.08% AND 14.58%, RESPECTIVELY.(2) THE
   The CUSTOM INDEPENDENCE 2030 INDEX, created by Invesco Aim to serve as a benchmark     EXPENSE RATIOS PRESENTED ABOVE MAY VARY
for AIM Independence 2030 Fund, is composed of the following indexes: RUSSELL             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       SECTIONS OF THIS REPORT THAT ARE BASED ON
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    EXPENSES INCURRED DURING THE PERIOD
time to time based upon the target asset allocation of the Fund. Therefore, the current   COVERED BY THIS REPORT.
composition of the index does not reflect its historical composition and will likely be
altered in the future to reflect the increasingly conservative allocations of the Fund       CLASS A SHARE PERFORMANCE REFLECTS THE
over time. The Russell 3000 Index is an unmanaged index considered representative of      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank    AND CLASS C SHARE PERFORMANCE REFLECTS THE
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The   APPLICABLE CONTINGENT DEFERRED SALES
MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe,      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index    CDSC ON CLASS B SHARES DECLINES FROM 5%
considered representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
composed of the following Lehman Brothers indexes: U.S. Aggregate Index, U.S.             THE BEGINNING OF THE SEVENTH YEAR. THE
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CMBS.                                                                                     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
   The LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX is an equally weighted representation   SHOWN ARE AT NET ASSET VALUE AND DO NOT
of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category.     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
These funds seek to maximize assets for retirement or other purposes with an extended     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
time horizon not to exceed the year 2030.                                                 ASSETS WITHIN THE FIRST YEAR.

   The Fund is not managed to track the performance of any particular index, including       THE PERFORMANCE OF THE FUND'S SHARE
the indexes defined here, and consequently, the performance of the Fund may deviate       CLASSES WILL DIFFER PRIMARILY DUE TO
significantly from the performance of the indexes.                                        DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
Performance of an index of funds reflects fund expenses; performance of a market index    REIMBURSED EXPENSES, PERFORMANCE WOULD
does not.                                                                                 HAVE BEEN LOWER.
=======================================================================================
                                                                                          (1) Total annual operating expenses less
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU       any contractual fee waivers by the
PERFORMANCE AND CANNOT GUARANTEE             MAY HAVE A GAIN OR LOSS WHEN YOU SELL            distributor in effect through at least
COMPARABLE FUTURE RESULTS; CURRENT           SHARES.                                          June 30, 2009. See current prospectus
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE                                                    for more information.
VISIT INVESCOAIM.COM FOR THE MOST RECENT        THE NET ANNUAL FUND OPERATING EXPENSE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   RATIO SET FORTH IN THE MOST RECENT FUND      (2) The expense ratio includes estimated
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    PROSPECTUS AS OF THE DATE OF THIS REPORT         acquired fund fees and expenses of the
IN NET ASSET VALUE AND THE EFFECT OF THE     FOR CLASS A, CLASS B, CLASS C AND CLASS R        underlying funds in which the Fund
MAXIMUM SALES CHARGE UNLESS OTHERWISE        SHARES WAS 1.16%, 1.91%, 1.91% AND 1.41%,        invests of 0.80% for AIM Independence
STATED. PERFORMANCE FIGURES DO NOT REFLECT   RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND         2030 Fund.
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   OPERATING EXPENSE RATIO SET FORTH IN THE
ON FUND DISTRIBUTIONS OR SALE OF FUND        MOST RECENT FUND PROSPECTUS AS OF THE DATE
SHARES. INVESTMENT RETURN AND                OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                             C AND CLASS R SHARES WAS 14.33%, 15.08%,


6  AIM INDEPENDENCDE 2030 FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2040 FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (1/31/07)                -10.60%
                                                                                             1 Year                          -18.77
Class A Shares                                                                  -11.29%   CLASS B SHARES
Class B Shares                                                                  -11.53    Inception (1/31/07)                -10.12%
Class C Shares                                                                  -11.53       1 Year                          -18.74
Class R Shares                                                                  -11.41    CLASS C SHARES
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90    Inception (1/31/07)                 -7.57%
Custom Independence 2040 Index(square) (Style-Specific Index)                    -9.54       1 Year                          -15.43
Lipper Mixed-Asset Target 2040 Funds Index(triangle) (Peer Group Index)          -9.57    CLASS R SHARES
                                                                                          Inception (1/31/07)                 -7.19%
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                      1 Year                          -14.27
                                                                                          ==========================================
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    RATIO SET FORTH IN THE MOST RECENT FUND
rather the most widely held 500 companies chosen with respect to market size,             PROSPECTUS AS OF THE DATE OF THIS REPORT
liquidity, and their industry.                                                            FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                                                                          SHARES WAS 23.24%, 23.99%, 23.99% AND
   The CUSTOM INDEPENDENCE 2040 INDEX, created by Invesco Aim to serve as a benchmark     23.49%, RESPECTIVELY.(2) THE EXPENSE
for AIM Independence 2040 Fund, is composed of the following indexes: RUSSELL             RATIOS PRESENTED ABOVE MAY VARY FROM THE
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    OF THIS REPORT THAT ARE BASED ON EXPENSES
time to time based upon the target asset allocation of the Fund. Therefore, the current   INCURRED DURING THE PERIOD COVERED BY THIS
composition of the index does not reflect its historical composition and will likely be   REPORT.
altered in the future to reflect the increasingly conservative allocations of the Fund
over time. The Russell 3000 Index is an unmanaged index considered representative of         CLASS A SHARE PERFORMANCE REFLECTS THE
the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The   AND CLASS C SHARE PERFORMANCE REFLECTS THE
MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe,      APPLICABLE CONTINGENT DEFERRED SALES
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
considered representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is      CDSC ON CLASS B SHARES DECLINES FROM 5%
composed of the following Lehman Brothers indexes: U.S. Aggregate Index, U.S.             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     THE BEGINNING OF THE SEVENTH YEAR. THE
CMBS.                                                                                     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
   The LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX is an equally weighted representation   HAVE A FRONT-END SALES CHARGE; RETURNS
of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds      SHOWN ARE AT NET ASSET VALUE AND DO NOT
seek to maximize assets for retirement or other purposes with an expected time horizon    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
from January 1, 2036, to December 31, 2040. The Lipper Peer Group Benchmarked changed     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
effective 5/23/08 in response to Lipper's refinement of their existing classifications    ASSETS WITHIN THE FIRST YEAR.
to ensure meaningful peer groups.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   The Fund is not managed to track the performance of any particular index, including    CLASSES WILL DIFFER PRIMARILY DUE TO
the indexes defined here, and consequently, the performance of the Fund may deviate       DIFFERENT SALES CHARGE STRUCTURES AND
significantly from the performance of the indexes.                                        CLASS EXPENSES.

   A direct investment cannot be made in an index. Unless otherwise indicated, index         HAD THE ADVISOR NOT WAIVED FEES AND/OR
results include reinvested dividends, and they do not reflect sales charges.              REIMBURSED EXPENSES, PERFORMANCE WOULD
Performance of an index of funds reflects fund expenses; performance of a market index    HAVE BEEN LOWER.
does not.
                                                                                          (1) Total annual operating expenses less
=======================================================================================       any contractual fee waivers by the
                                                                                              distributor in effect through at least
THE PERFORMANCE DATA QUOTED REPRESENT PAST   PAY ON FUND DISTRIBUTIONS OR SALE OF FUND        June 30, 2009. See current prospectus
PERFORMANCE AND CANNOT GUARANTEE             SHARES. INVESTMENT RETURN AND PRINCIPAL          for more information.
COMPARABLE FUTURE RESULTS; CURRENT           VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   A GAIN OR LOSS WHEN YOU SELL SHARES.         (2) The expense ratio includes estimated
VISIT INVESCOAIM.COM FOR THE MOST RECENT                                                      acquired fund fees and expenses of the
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE NET ANNUAL FUND OPERATING EXPENSE         underlying funds in which the Fund
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    RATIO SET FORTH IN THE MOST RECENT FUND          invests of 0.81% for AIM Independence
IN NET ASSET VALUE AND THE EFFECT OF THE     PROSPECTUS AS OF THE DATE OF THIS REPORT         2040 Fund.
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FOR CLASS A, CLASS B, CLASS C AND CLASS R
STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES WAS 1.16%, 1.91%, 1.91% AND 1.41%,
DEDUCTION OF TAXES A SHAREHOLDER WOULD       RESPECTIVELY.(1, 2) THE TOTAL ANNUAL FUND
                                             OPERATING EXPENSE


7  AIM INDEPENDENCE 2040 FUND

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY - AIM INDEPENDENCE 2050 FUND                                          AVERAGE ANNUAL TOTAL RETURNS

FUND VS. INDEXES                                                                          As of 6/30/08, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (1/31/07)                -11.24%
                                                                                             1 Year                          -19.66
Class A Shares                                                                  -11.96%   CLASS B SHARES
Class B Shares                                                                  -12.21    Inception (1/31/07)                -10.82%
Class C Shares                                                                  -12.30       1 Year                          -19.70
Class R Shares                                                                  -12.08    CLASS C SHARES
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90    Inception (1/31/07)                 -8.30%
Custom Independence 2050 Index(square) (Style-Specific Index)                   -10.34       1 Year                          -16.44
Lipper Mixed-Asset Target 2050+ Funds Category Average(triangle) (Peer Group)   -10.31    CLASS R SHARES
                                                                                          Inception (1/31/07)                 -7.88%
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc.                                      1 Year                          -15.25
                                                                                          ==========================================

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    1.91% AND 1.41%, RESPECTIVELY.(1, 2) THE
rather the most widely held 500 companies chosen with respect to market size,             TOTAL ANNUAL FUND OPERATING EXPENSE
liquidity, and their industry.                                                            RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
   The CUSTOM INDEPENDENCE 2050 INDEX, created by Invesco Aim to serve as a benchmark     FOR CLASS A, CLASS B, CLASS C AND CLASS R
for AIM Independence 2050 Fund, is composed of the following indexes: RUSSELL             SHARES WAS 25.45%, 26.20%, 26.20% AND
3000--REGISTERED TRADEMARK--, MSCI EAFE--REGISTERED TRADEMARK--, FTSE NAREIT EQUITY       25.70%, RESPECTIVELY.(2) THE EXPENSE
REITS and LEHMAN BROTHERS U.S. UNIVERSAL. The composition of the index may change from    RATIOS PRESENTED ABOVE MAY VARY FROM THE
time to time based upon the target asset allocation of the Fund. Therefore, the current   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
composition of the index does not reflect its historical composition and will likely be   OF THIS REPORT THAT ARE BASED ON EXPENSES
altered in the future to reflect the increasingly conservative allocations of the Fund    INCURRED DURING THE PERIOD COVERED BY THIS
over time. The Russell 3000 Index is an unmanaged index considered representative of      REPORT.
the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank
Russell Co. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Co. The      CLASS A SHARE PERFORMANCE REFLECTS THE
MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe,      MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index    AND CLASS C SHARE PERFORMANCE REFLECTS THE
considered representative of U.S. REITs. The Lehman Brothers U.S. Universal Index is      APPLICABLE CONTINGENT DEFERRED SALES
composed of the following Lehman Brothers indexes: U.S. Aggregate Index, U.S.             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     CDSC ON CLASS B SHARES DECLINES FROM 5%
CMBS.                                                                                     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
   The LIPPER MIXED-ASSET TARGET 2050+ FUNDS CATEGORY AVERAGE represents an average of    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds       YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
seek to maximize assets for retirement or other purposes with an expected time horizon    HAVE A FRONT-END SALES CHARGE; RETURNS
exceeding the year 2045. The Lipper Peer Group Benchmark changed effective 05/23/08 in    SHOWN ARE AT NET ASSET VALUE AND DO NOT
response to Lipper's refinement of their existing classifications to ensure meaningful    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
peer groups. For those funds where the new Lipper index has less than a 5-year history,   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
the category average will be used until the Lipper index has sufficient history.          ASSETS WITHIN THE FIRST YEAR.

   The Fund is not managed to track the performance of any particular index, including       THE PERFORMANCE OF THE FUND'S SHARE
the indexes defined here, and consequently, the performance of the Fund may deviate       CLASSES WILL DIFFER PRIMARILY DUE TO
significantly from the performance of the indexes.                                        DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
Performance of an index of funds reflects fund expenses; performance of a market index    REIMBURSED EXPENSES, PERFORMANCE WOULD
does not.                                                                                 HAVE BEEN LOWER.

=======================================================================================   (1) Total annual operating expenses less
                                                                                              any contractual fee waivers by the
THE PERFORMANCE DATA QUOTED REPRESENT PAST   DEDUCTION OF TAXES A SHARE- HOLDER WOULD         distributor in effect through at least
PERFORMANCE AND CANNOT GUARANTEE             PAY ON FUND DISTRIBUTIONS OR SALE OF FUND        June 30, 2009. See current prospectus
COMPARABLE FUTURE RESULTS; CURRENT           SHARES. INVESTMENT RETURN AND PRINCIPAL          for more information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     A GAIN OR LOSS WHEN YOU SELL SHARES.         (2) The expense ratio includes estimated
MONTH-END PERFORMANCE. PERFORMANCE FIGURES                                                    acquired fund fees and expenses of the
REFLECT REINVESTED DISTRIBUTIONS, CHANGES       THE NET ANNUAL FUND OPERATING EXPENSE         underlying funds in which the Fund
IN NET ASSET VALUE AND THE EFFECT OF THE     RATIO SET FORTH IN THE MOST RECENT FUND          invests of 0.82% for AIM Independence
MAXIMUM SALES CHARGE UNLESS OTHERWISE        PROSPECTUS AS OF THE DATE OF THIS REPORT         2050 Fund.
STATED. PERFORMANCE FIGURES DO NOT REFLECT   FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                             SHARES WAS 1.16%, 1.91%,


8  AIM INDEPENDENCE 2050 FUND

PORTFOLIO COMPOSITION

As of June 30, 2008

AIM INDEPENDENCE NOW FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       25.73%       24.15%
------------------------------------------------------------------------------------------
Foreign Equity                                                         6.24%        5.80%
------------------------------------------------------------------------------------------
Real Estate                                                            3.00%        2.86%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                                8.33%        8.66%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         53.35%       55.00%
------------------------------------------------------------------------------------------
Money Market Funds                                                     3.35%        3.83%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                      (0.30)%
__________________________________________________________________________________________
==========================================================================================




AIM INDEPENDENCE 2020 FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       40.25%       37.79%
------------------------------------------------------------------------------------------
Foreign Equity                                                        14.75%       13.70%
------------------------------------------------------------------------------------------
Real Estate                                                            3.00%        2.76%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                               11.70%       11.99%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         30.30%       31.10%
------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00%        1.10%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                       1.56%
__________________________________________________________________________________________
==========================================================================================




AIM INDEPENDENCE 2040 FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       60.20%       59.87%
------------------------------------------------------------------------------------------
Foreign Equity                                                        23.08%       22.69%
------------------------------------------------------------------------------------------
Real Estate                                                            4.52%        4.23%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                                7.40%        7.94%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                          4.80%        5.21%
------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00%        1.18%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                      (1.12)%
__________________________________________________________________________________________
==========================================================================================





AIM INDEPENDENCE 2010 FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       28.41%       26.91%
------------------------------------------------------------------------------------------
Foreign Equity                                                         7.69%        7.22%
------------------------------------------------------------------------------------------
Real Estate                                                            3.00%        2.87%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                                8.88%        9.24%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         51.42%       53.26%
------------------------------------------------------------------------------------------
Money Market Funds                                                     0.60%        0.53%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                      (0.03)%
__________________________________________________________________________________________
==========================================================================================




AIM INDEPENDENCE 2030 FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       53.65%       52.66%
------------------------------------------------------------------------------------------
Foreign Equity                                                        20.45%       19.88%
------------------------------------------------------------------------------------------
Real Estate                                                            3.90%        3.64%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                               10.20%       10.86%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                         11.80%       12.69%
------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00%        0.92%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                      (0.65)%
__________________________________________________________________________________________
==========================================================================================




AIM INDEPENDENCE 2050 FUND


                                                                     TARGET     % OF TOTAL
ASSET CLASS                                                        ALLOCATION   NET ASSETS
------------------------------------------------------------------------------------------
Domestic Equity                                                       65.00%       64.51%
------------------------------------------------------------------------------------------
Foreign Equity                                                        25.00%       24.56%
------------------------------------------------------------------------------------------
Real Estate                                                            5.00%        4.68%
------------------------------------------------------------------------------------------
High Yield Fixed Income                                                5.00%        5.37%
------------------------------------------------------------------------------------------
Investment Grade Fixed Income                                          0.00%        0.00%
------------------------------------------------------------------------------------------
Money Market Funds                                                     0.00%        1.18%
------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                      (0.30)%
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INDEPENDENCE FUNDS

SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE NOW FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                  CHANGE IN
                                 % OF                                            UNREALIZED
                                  NET       VALUE     PURCHASES    PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07     AT COST    FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
---------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-24.15%

AIM Diversified Dividend Fund     4.08%  $   55,462    $ 25,985    $  (3,910)     $ (6,443)       $   (614)    $   905     6,282
---------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        2.64%      35,842      17,107       (2,441)       (4,868)            (65)         --     4,378
---------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         2.56%      35,402      16,349       (2,441)       (4,798)           (335)         --     4,626
---------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            0.72%      17,258       7,402       (9,202)         (612)         (2,453)         --     1,023
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            2.65%      34,649      15,414         (841)       (3,298)            (91)         40     2,704
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             2.53%      34,255      15,746         (961)       (5,236)            (98)        469     2,454
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         0.97%      22,312       8,735      (11,791)       (1,224)         (1,309)         --     1,093
---------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             0.93%      20,703       8,683      (12,645)          156            (903)         62     1,091
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                   5.90%      82,151      38,800       (1,645)      (17,129)           (227)        895     2,093
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         1.17%      27,089      10,762      (15,227)       (1,302)         (1,044)        110       430
=================================================================================================================================
  Subtotal Domestic Equity
  Funds                                     365,123     164,983      (61,104)      (44,754)         (7,139)      2,481
=================================================================================================================================



FIXED-INCOME FUNDS-63.66%

AIM Core Bond Fund               22.92%     291,778     140,816      (25,032)      (10,831)           (698)     11,670    39,963
---------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            5.95%      73,813      37,495       (5,115)       (2,709)           (657)      3,016    12,586
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund               2.71%      34,976      17,397       (3,959)       (1,279)           (395)      2,045    11,512
---------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            3.73%      46,782      21,874       (5,197)          560             353         637     5,799
---------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury
  Fund                            2.77%      34,865      16,220       (3,250)          (80)             92         701     4,663
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund         16.63%     209,628     100,962      (19,649)       (3,198)           (519)      8,328    30,139
---------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund          8.95%     113,015      53,912      (12,019)         (428)            152       3,923    17,939
=================================================================================================================================
  Subtotal Fixed Income Funds               804,857     388,676      (74,221)      (17,965)         (1,672)     30,320
=================================================================================================================================



FOREIGN EQUITY FUNDS-5.80%

AIM International Core Equity
  Fund                            0.70%      39,332      16,580      (42,046)        1,981          (3,730)         --       963
---------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     1.83%      20,112      16,135       (1,566)       (3,110)             (2)         --     1,106
---------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         1.83%          --      35,473          (49)       (3,772)             --         290       731
---------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   1.44%      19,527       9,425         (326)       (3,647)            (40)        680     1,421
=================================================================================================================================
  Subtotal Foreign Equity
  Funds                                      78,971      77,613      (43,987)       (8,548)         (3,772)        970
=================================================================================================================================



REAL ESTATE FUNDS-2.86%

AIM Select Real Estate Income
  Fund                            2.86%          --      55,493       (1,262)       (4,678)            (54)        660     5,865
=================================================================================================================================


MONEY MARKET FUNDS-3.83%

Liquid Assets Portfolio           3.52%      52,068      77,873      (69,075)           --              --         926    60,866
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.31%      11,463      58,638      (64,764)           --              --          69     5,337
=================================================================================================================================
  Subtotal Money Market Funds                63,531     136,511     (133,839)           --              --         995
=================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $1,826,176)             100.30%   1,312,482     823,276     (314,413)      (75,945)        (12,637)     35,426
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.30)%
=================================================================================================================================
NET ASSETS                      100.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-24.15%

AIM Diversified Dividend Fund   $   70,480
------------------------------------------
AIM Structured Growth Fund          45,575
------------------------------------------
AIM Structured Value Fund           44,177
------------------------------------------
AIM Trimark Small Companies
  Fund                              12,393
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF              45,833
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF               43,706
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)           16,723
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF               15,994
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    101,950
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF           20,278
==========================================
  Subtotal Domestic Equity
  Funds                            417,109
==========================================



FIXED-INCOME FUNDS-63.66%

AIM Core Bond Fund                 396,033
------------------------------------------
AIM Floating Rate Fund             102,827
------------------------------------------
AIM High Yield Fund                 46,740
------------------------------------------
AIM International Total Return
  Fund                              64,372
------------------------------------------
AIM Limited Maturity Treasury
  Fund                              47,847
------------------------------------------
AIM Short Term Bond Fund           287,224
------------------------------------------
AIM U.S. Government Fund           154,632
==========================================
  Subtotal Fixed Income Funds    1,099,675
==========================================



FOREIGN EQUITY FUNDS-5.80%

AIM International Core Equity
  Fund                              12,117
------------------------------------------
AIM International Growth Fund       31,569
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF           31,652
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                     24,939
==========================================
  Subtotal Foreign Equity
  Funds                            100,277
==========================================



REAL ESTATE FUNDS-2.86%

AIM Select Real Estate Income
  Fund                              49,499
==========================================


MONEY MARKET FUNDS-3.83%

Liquid Assets Portfolio             60,866
------------------------------------------
Premier Portfolio                    5,337
==========================================
  Subtotal Money Market Funds       66,203
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $1,826,176)              1,732,763
==========================================
OTHER ASSETS LESS LIABILITIES       (5,158)
==========================================
NET ASSETS                      $1,727,605
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE 2010 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                   CHANGE IN
                                 % OF                                             UNREALIZED
                                  NET       VALUE      PURCHASES    PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07      AT COST    FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-26.91%

AIM Diversified Dividend Fund     4.42%  $  121,795   $   75,932    $ (11,406)     $ (14,782)      $ (1,642)    $ 2,110    15,142
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        2.89%      79,709       47,999       (5,679)       (11,013)           (81)         --    10,656
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         2.80%      78,624       46,618       (5,806)       (11,160)          (789)         --    11,255
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            0.91%      38,956       22,702      (19,451)        (1,916)        (5,245)         --     2,894
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            2.93%      76,824       49,526       (6,914)        (6,484)          (506)         98     6,634
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             2.79%      75,871       50,733       (7,150)       (11,603)          (581)      1,103     6,023
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         1.18%      51,059       27,819      (28,034)        (1,865)        (3,568)         --     2,968
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             1.13%      47,293       27,839      (29,328)           765         (3,117)        155     2,964
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                   6.48%     180,641      124,513      (15,962)       (38,368)        (1,916)      2,181     5,110
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         1.38%      62,620       34,691      (38,574)        (2,854)        (2,687)        271     1,128
==================================================================================================================================
  Subtotal Domestic Equity
  Funds                                     813,392      508,372     (168,304)       (99,280)       (20,132)      5,918
==================================================================================================================================


FIXED-INCOME FUNDS-62.50%

AIM Core Bond Fund               23.18%     588,568      375,019      (49,163)       (22,137)        (1,356)     24,950    89,902
----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            5.40%     130,372       91,491       (9,681)        (3,567)        (1,025)      5,561    25,409
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund               3.84%     105,345       68,102      (21,038)        (2,684)        (2,019)      6,143    36,381
----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            3.60%      89,342       56,467       (8,150)           429            478       1,309    12,483
----------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury
  Fund                            0.50%          --       19,733         (497)           (90)            (3)         70     1,866
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund         13.26%     314,529      224,649      (23,684)        (5,031)          (619)     13,308    53,499
----------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund         12.72%     340,333      213,421      (63,745)        (1,918)           723      12,055    56,707
==================================================================================================================================
  Subtotal Fixed Income Funds             1,568,489    1,048,882     (175,958)       (34,998)        (3,821)     63,396
==================================================================================================================================


FOREIGN EQUITY FUNDS-7.22%

AIM International Core Equity
  Fund                            0.90%     102,261       58,667     (122,799)         6,237         (9,858)         --     2,743
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     2.30%      50,901       49,951       (4,233)        (8,336)           (39)         --     3,091
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         2.24%          --      100,011       (3,751)       (10,242)            19         789     1,987
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   1.78%      49,365       33,688       (5,006)        (9,183)          (419)      1,807     3,900
==================================================================================================================================
  Subtotal Foreign Equity
  Funds                                     202,527      242,317     (135,789)       (21,524)       (10,297)      2,596
==================================================================================================================================


REAL ESTATE FUNDS-2.87%

AIM Select Real Estate Income
  Fund                            2.87%          --      124,338       (3,117)       (10,424)          (245)      1,494    13,099
==================================================================================================================================


MONEY MARKET FUNDS-0.53%

Liquid Assets Portfolio           0.34%       7,403      179,212     (173,342)            --             --         176    13,273
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.19%       7,403      172,557     (172,744)            --             --         153     7,216
==================================================================================================================================
  Subtotal Money Market Funds                14,806      351,769     (346,086)            --             --         329
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $4,058,897)             100.03%   2,599,214    2,275,678     (829,254)      (166,226)       (34,495)     73,733
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.03)%
==================================================================================================================================
NET ASSETS                      100.00%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-26.91%

AIM Diversified Dividend Fund   $  169,897
------------------------------------------
AIM Structured Growth Fund         110,935
------------------------------------------
AIM Structured Value Fund          107,487
------------------------------------------
AIM Trimark Small Companies
  Fund                              35,046
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF             112,446
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF              107,270
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)           45,411
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF               43,452
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    248,908
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF           53,196
==========================================
  Subtotal Domestic Equity
  Funds                          1,034,048
==========================================


FIXED-INCOME FUNDS-62.50%

AIM Core Bond Fund                 890,931
------------------------------------------
AIM Floating Rate Fund             207,590
------------------------------------------
AIM High Yield Fund                147,706
------------------------------------------
AIM International Total Return
  Fund                             138,566
------------------------------------------
AIM Limited Maturity Treasury
  Fund                              19,143
------------------------------------------
AIM Short Term Bond Fund           509,844
------------------------------------------
AIM U.S. Government Fund           488,814
==========================================
  Subtotal Fixed Income Funds    2,402,594
==========================================


FOREIGN EQUITY FUNDS-7.22%

AIM International Core Equity
  Fund                              34,508
------------------------------------------
AIM International Growth Fund       88,244
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF           86,037
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                     68,445
==========================================
  Subtotal Foreign Equity
  Funds                            277,234
==========================================


REAL ESTATE FUNDS-2.87%

AIM Select Real Estate Income
  Fund                             110,552
==========================================


MONEY MARKET FUNDS-0.53%

Liquid Assets Portfolio             13,273
------------------------------------------
Premier Portfolio                    7,216
==========================================
  Subtotal Money Market Funds       20,489
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $4,058,897)              3,844,917
==========================================
OTHER ASSETS LESS LIABILITIES       (1,302)
==========================================
NET ASSETS                      $3,843,615
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund
Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE 2020 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                    CHANGE IN
                                 % OF                                              UNREALIZED
                                  NET       VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-37.79%

AIM Diversified Dividend Fund     5.11%  $  270,265   $  172,694   $   (37,144)     $ (30,253)     $  (6,959)   $  4,411     32,852
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        3.31%     174,581      110,782       (21,259)       (23,783)        (1,960)         --     22,897
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         3.21%     172,414      110,782       (24,856)       (22,358)        (4,682)         --     24,220
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            2.44%     136,718       88,622       (18,312)       (25,320)        (5,540)         --     14,547
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            3.32%     165,739      108,584       (17,940)       (14,669)        (2,533)        203     14,111
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             3.17%     163,956      110,591       (18,401)       (24,990)        (2,547)      2,285     12,836
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         3.16%     168,278      118,013       (33,974)       (17,428)        (6,873)         --     14,903
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             3.03%     156,294      111,971       (33,387)        (9,768)        (6,559)        656     14,908
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                   7.31%     387,794      269,941       (42,912)       (80,605)        (7,078)      4,504     10,822
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         3.73%     200,683      134,640       (37,975)       (22,483)        (6,006)      1,123      5,701
===================================================================================================================================
  Subtotal Domestic Equity
  Funds                                   1,996,722    1,336,620      (286,160)      (271,657)       (50,737)     13,182
===================================================================================================================================


FIXED-INCOME FUNDS-43.09%

AIM Core Bond Fund               23.54%   1,152,339      745,445      (155,829)       (41,049)        (4,427)     46,301    171,189
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            3.35%     149,781      117,310       (18,832)        (3,946)        (2,764)      6,221     29,565
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund               8.64%     453,638      292,989      (102,142)       (10,916)       (11,301)     25,214    153,268
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            2.64%     122,418       83,448       (17,531)           924          1,184       1,722     17,157
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund          3.58%     125,442      151,487       (16,714)        (2,299)          (361)      5,594     27,026
-----------------------------------------------------------------------------------------------------------------------------------
AIM U.S. Government Fund          1.34%          --       99,065        (1,693)          (592)            (5)        651     11,227
===================================================================================================================================
  Subtotal Fixed Income Funds             2,003,618    1,489,744      (312,741)       (57,878)       (17,674)     85,703
===================================================================================================================================


FOREIGN EQUITY FUNDS-13.70%

AIM International Core Equity
  Fund                            1.47%     306,444      157,711      (341,894)        21,556        (37,894)         --      8,420
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     3.25%     225,826      131,303       (96,962)       (17,615)        (8,402)         --      8,201
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                   2.49%          --      201,066        (1,080)       (20,563)           (21)      1,964      8,275
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         3.74%          --      313,927       (12,261)       (31,893)          (144)      2,413      6,227
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   2.75%     215,540      121,544      (107,078)       (22,730)        (8,943)      5,971     11,301
===================================================================================================================================
  Subtotal Foreign Equity
  Funds                                     747,810      925,551      (559,275)       (71,245)       (55,404)     10,348
===================================================================================================================================


REAL ESTATE FUNDS-2.76%

AIM Global Real Estate Fund       0.00%     142,647       71,636      (216,535)        21,911        (19,659)        835         --
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund              2.47%          --      205,599        (3,516)       (24,278)           (46)      1,179      8,124
-----------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Income
  Fund                            0.29%          --       22,982          (391)        (1,934)            --         271      2,448
===================================================================================================================================
  Subtotal Real Estate Funds                142,647      300,217      (220,442)        (4,301)       (19,705)      2,285
===================================================================================================================================


MONEY MARKET FUNDS-1.10%

Liquid Assets Portfolio           0.55%      64,560      629,093      (653,768)            --             --         400     39,885
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.55%      64,560      629,093      (653,768)            --             --         400     39,885
===================================================================================================================================
  Subtotal Money Market Funds               129,120    1,258,186    (1,307,536)            --             --         800
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $7,681,017)              98.44%   5,019,917    5,310,318    (2,686,154)      (405,081)      (143,519)    112,318
===================================================================================================================================
OTHER ASSETS LESS LIABILITIES     1.56%
===================================================================================================================================
NET ASSETS                      100.00%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-37.79%

AIM Diversified Dividend Fund   $  368,603
------------------------------------------
AIM Structured Growth Fund         238,361
------------------------------------------
AIM Structured Value Fund          231,300
------------------------------------------
AIM Trimark Small Companies
  Fund                             176,168
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF             239,181
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF              228,609
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)          228,016
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF              218,551
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    527,140
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF          268,859
==========================================
  Subtotal Domestic Equity
  Funds                          2,724,788
==========================================


FIXED-INCOME FUNDS-43.09%

AIM Core Bond Fund               1,696,479
------------------------------------------
AIM Floating Rate Fund             241,549
------------------------------------------
AIM High Yield Fund                622,268
------------------------------------------
AIM International Total Return
  Fund                             190,443
------------------------------------------
AIM Short Term Bond Fund           257,555
------------------------------------------
AIM U.S. Government Fund            96,775
==========================================
  Subtotal Fixed Income Funds    3,105,069
==========================================


FOREIGN EQUITY FUNDS-13.70%

AIM International Core Equity
  Fund                             105,923
------------------------------------------
AIM International Growth Fund      234,150
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                    179,402
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF          269,629
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                    198,333
==========================================
  Subtotal Foreign Equity
  Funds                            987,437
==========================================


REAL ESTATE FUNDS-2.76%

AIM Global Real Estate Fund             --
------------------------------------------
AIM Real Estate Fund               177,759
------------------------------------------
AIM Select Real Estate Income
  Fund                              20,657
==========================================
  Subtotal Real Estate Funds       198,416
==========================================


MONEY MARKET FUNDS-1.10%

Liquid Assets Portfolio             39,885
------------------------------------------
Premier Portfolio                   39,885
==========================================
  Subtotal Money Market Funds       79,770
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $7,681,017)              7,095,480
==========================================
OTHER ASSETS LESS LIABILITIES      112,574
==========================================
NET ASSETS                      $7,208,054
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE 2030 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                    CHANGE IN
                                 % OF                                              UNREALIZED
                                  NET       VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-52.66%

AIM Diversified Dividend Fund     6.55%  $  233,868   $  224,877   $    (6,332)     $ (37,969)      $ (1,044)    $ 4,858     36,845
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        4.26%     151,921      145,062        (3,587)       (24,406)          (189)         --     25,821
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         4.13%     150,158      141,646        (3,302)       (27,037)          (564)         --     27,320
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            4.07%     148,806      151,444        (3,275)       (38,951)        (1,054)         --     21,220
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            4.24%     146,782      144,108        (7,010)       (15,691)          (413)        233     15,798
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             4.07%     145,259      146,393        (7,487)       (26,907)          (616)      2,543     14,410
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         5.11%     180,505      186,317       (16,456)       (25,542)        (2,667)         --     21,056
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             4.90%     168,384      178,321       (15,652)       (19,089)        (2,506)        920     21,109
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                   9.42%     345,352      356,083       (16,183)       (89,187)        (1,803)      5,195     12,200
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         5.91%     211,315      212,041       (14,809)       (33,921)        (1,780)      1,538      7,906
===================================================================================================================================
  Subtotal Domestic Equity
  Funds                                   1,882,350    1,886,292       (94,093)      (338,700)       (12,636)     15,287
===================================================================================================================================


FIXED-INCOME FUNDS-23.55%

AIM Core Bond Fund               12.15%     353,592      439,873        (8,360)       (17,960)          (338)     18,017     77,377
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund            0.33%          --       20,750          (119)           103              1         144      2,538
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund              10.53%     355,589      347,564       (17,319)       (19,429)        (1,728)     23,504    163,714
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total Return
  Fund                            0.27%          --       17,253           (99)          (310)            (2)         86      1,517
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund          0.27%          --       17,320           (99)          (114)            --         146      1,795
===================================================================================================================================
  Subtotal Fixed Income Funds               709,181      842,760       (25,996)       (37,710)        (2,067)     41,897
===================================================================================================================================


FOREIGN EQUITY FUNDS-19.88%

AIM International Core Equity
  Fund                            1.89%     294,023      196,213      (358,092)        17,173        (30,257)         --      9,464
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     5.13%     215,315      180,984       (42,034)       (28,541)        (1,993)         --     11,339
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                   3.76%          --      263,044            --        (26,038)            --       2,658     10,932
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         5.15%          --      371,017        (8,719)       (37,029)           (86)      2,982      7,510
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   3.95%     208,963      166,541       (91,855)       (29,222)        (5,603)      7,339     14,178
===================================================================================================================================
  Subtotal Foreign Equity
  Funds                                     718,301    1,177,799      (500,700)      (103,657)       (37,939)     12,979
===================================================================================================================================


REAL ESTATE FUNDS-3.64%

AIM Global Real Estate Fund       3.35%     134,118      121,355       (13,238)       (27,526)        (3,386)      2,326     18,392
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund              0.29%          --       20,740          (119)        (2,465)           (14)        123        829
===================================================================================================================================
  Subtotal Real Estate Funds                134,118      142,095       (13,357)       (29,991)        (3,400)      2,449
===================================================================================================================================


MONEY MARKET FUNDS-0.92%

Liquid Assets Portfolio           0.46%      79,249      746,094      (796,376)            --             --         549     28,967
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.46%      79,249      746,094      (796,376)            --             --         546     28,967
===================================================================================================================================
  Subtotal Money Market Funds               158,498    1,492,188    (1,592,752)            --             --       1,095
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $7,000,839)             100.65%   3,602,448    5,541,134    (2,226,898)      (510,058)       (56,042)     73,707
===================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.65)%
===================================================================================================================================
NET ASSETS                      100.00%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-52.66%

AIM Diversified Dividend Fund   $  413,400
------------------------------------------
AIM Structured Growth Fund         268,801
------------------------------------------
AIM Structured Value Fund          260,901
------------------------------------------
AIM Trimark Small Companies
  Fund                             256,970
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF             267,776
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF              256,642
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)          322,157
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF              309,458
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    594,262
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF          372,846
==========================================
  Subtotal Domestic Equity
  Funds                          3,323,213
==========================================


FIXED-INCOME FUNDS-23.55%

AIM Core Bond Fund                 766,807
------------------------------------------
AIM Floating Rate Fund              20,735
------------------------------------------
AIM High Yield Fund                664,677
------------------------------------------
AIM International Total Return
  Fund                              16,842
------------------------------------------
AIM Short Term Bond Fund            17,107
==========================================
  Subtotal Fixed Income Funds    1,486,168
==========================================


FOREIGN EQUITY FUNDS-19.88%

AIM International Core Equity
  Fund                             119,060
------------------------------------------
AIM International Growth Fund      323,731
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                    237,006
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF          325,183
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                    248,824
==========================================
  Subtotal Foreign Equity
  Funds                          1,253,804
==========================================


REAL ESTATE FUNDS-3.64%

AIM Global Real Estate Fund        211,323
------------------------------------------
AIM Real Estate Fund                18,142
==========================================
  Subtotal Real Estate Funds       229,465
==========================================


MONEY MARKET FUNDS-0.92%

Liquid Assets Portfolio             28,967
------------------------------------------
Premier Portfolio                   28,967
==========================================
  Subtotal Money Market Funds       57,934
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $7,000,839)              6,350,584
==========================================
OTHER ASSETS LESS LIABILITIES      (40,904)
==========================================
NET ASSETS                      $6,309,680
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE 2040 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                    CHANGE IN
                                 % OF                                              UNREALIZED
                                  NET       VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-59.87%

AIM Diversified Dividend Fund     7.37%  $  140,916   $   85,326   $   (18,514)     $ (16,131)      $ (2,836)    $ 2,248    16,823
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        4.78%      91,414       52,457        (7,935)       (12,951)          (585)         --    11,758
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         4.64%      90,210       52,075        (9,728)       (12,274)        (1,535)         --    12,434
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            4.65%      89,359       57,259        (7,935)       (17,665)        (1,903)         --     9,836
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            4.81%      86,904       53,330        (7,795)        (8,243)        (1,139)        106     7,260
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             4.59%      85,963       53,721        (7,996)       (12,952)        (1,083)      1,172     6,606
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         5.91%     107,889       70,290       (11,572)       (12,752)        (2,569)         --     9,888
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             5.66%      99,911       67,399       (11,198)        (8,166)        (2,973)        428     9,889
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                  10.61%     203,548      131,818       (18,722)       (41,837)        (3,200)      2,351     5,576
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         6.85%     126,790       79,511       (11,925)       (16,348)        (2,498)        721     3,722
===================================================================================================================================
  Subtotal Domestic Equity
  Funds                                   1,122,904      703,186      (113,320)      (159,319)       (20,321)      7,026
===================================================================================================================================


FIXED-INCOME FUNDS-13.15%

AIM Core Bond Fund                5.21%      80,666       63,138        (7,294)        (3,080)          (154)      3,351    13,449
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund               7.94%     137,290       87,717       (14,570)        (5,391)        (1,616)      7,539    50,106
===================================================================================================================================
  Subtotal Fixed Income Funds               217,956      150,855       (21,864)        (8,471)        (1,770)     10,890
===================================================================================================================================


FOREIGN EQUITY FUNDS-22.69%

AIM International Core Equity
  Fund                            2.21%     176,170       80,690      (191,194)        12,547        (21,501)         --     4,508
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     5.98%     130,601       74,251       (34,628)       (15,697)        (1,422)         --     5,363
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                   4.43%          --      126,231        (1,236)       (11,452)            17       1,260     5,238
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         5.59%          --      159,930            --        (16,650)            --       1,300     3,309
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   4.48%     124,978       71,384       (63,261)       (13,689)        (4,565)      3,409     6,544
===================================================================================================================================
  Subtotal Foreign Equity
  Funds                                     431,749      512,486      (290,319)       (44,941)       (27,471)      5,969
===================================================================================================================================


REAL ESTATE FUNDS-4.23%

AIM Global Real Estate Fund       4.23%      83,422       52,017       (10,371)       (13,591)        (3,258)      1,163     9,419
===================================================================================================================================


MONEY MARKET FUNDS-1.18%

Liquid Assets Portfolio           0.59%       9,463      356,896      (351,286)            --             --         212    15,073
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.59%       9,463      356,896      (351,286)            --             --         212    15,073
===================================================================================================================================
  Subtotal Money Market Funds                18,926      713,792      (702,572)            --             --         424
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $2,903,125)             101.12%   1,874,957    2,132,336    (1,138,446)      (226,322)       (52,820)     25,472
===================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (1.12)%
===================================================================================================================================
NET ASSETS                      100.00%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-59.87%

AIM Diversified Dividend Fund   $  188,761
------------------------------------------
AIM Structured Growth Fund         122,400
------------------------------------------
AIM Structured Value Fund          118,748
------------------------------------------
AIM Trimark Small Companies
  Fund                             119,115
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF             123,057
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF              117,653
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)          151,286
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF              144,973
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    271,607
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF          175,530
==========================================
  Subtotal Domestic Equity
  Funds                          1,533,130
==========================================


FIXED-INCOME FUNDS-13.15%

AIM Core Bond Fund                 133,276
------------------------------------------
AIM High Yield Fund                203,430
==========================================
  Subtotal Fixed Income Funds      336,706
==========================================


FOREIGN EQUITY FUNDS-22.69%

AIM International Core Equity
  Fund                              56,712
------------------------------------------
AIM International Growth Fund      153,105
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                    113,560
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF          143,280
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                    114,847
==========================================
  Subtotal Foreign Equity
  Funds                            581,504
==========================================


REAL ESTATE FUNDS-4.23%

AIM Global Real Estate Fund        108,219
==========================================


MONEY MARKET FUNDS-1.18%

Liquid Assets Portfolio             15,073
------------------------------------------
Premier Portfolio                   15,073
==========================================
  Subtotal Money Market Funds       30,146
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $2,903,125)              2,589,705
==========================================
OTHER ASSETS LESS LIABILITIES      (28,702)
==========================================
NET ASSETS                      $2,561,003
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)

AIM INDEPENDENCE 2050 FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS(a)


                                                                                   CHANGE IN
                                 % OF                                             UNREALIZED
                                  NET       VALUE      PURCHASES    PROCEEDS     APPRECIATION      REALIZED    DIVIDEND    SHARES
                                ASSETS    12/31/07      AT COST    FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/08
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS-64.51%

AIM Diversified Dividend Fund     7.98%  $  139,321   $   48,195    $ (21,922)     $ (13,280)      $ (3,371)    $ 1,845    13,275
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        5.16%      90,115       31,130      (12,262)       (12,237)          (496)         --     9,246
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         5.01%      88,980       29,435      (12,706)       (10,486)        (1,827)         --     9,780
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            5.02%      88,085       35,849      (12,262)       (15,041)        (2,942)         --     7,736
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF            5.16%      86,699       28,814      (10,205)        (7,832)        (1,285)         83     5,675
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF             4.93%      85,719       28,904      (10,376)       (11,009)        (1,250)        951     5,165
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)         6.37%     107,976       39,878      (14,089)       (11,998)        (2,901)         --     7,769
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF             6.10%     100,134       37,641      (13,799)        (6,836)        (3,232)        345     7,770
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                  11.36%     202,734       71,570      (24,145)       (34,482)        (3,788)      1,841     4,350
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF         7.42%     127,163       43,693      (15,259)       (14,269)        (2,866)        584     2,936
==================================================================================================================================
  Subtotal Domestic Equity
  Funds                                   1,116,926      395,109     (147,025)      (137,470)       (23,958)      5,649
==================================================================================================================================


FIXED-INCOME FUNDS-5.37%

AIM High Yield Fund               5.37%      89,288       33,129      (18,016)        (2,242)        (1,856)      4,160    24,705
==================================================================================================================================


FOREIGN EQUITY FUNDS-24.56%

AIM International Core Equity
  Fund                            2.48%     173,816       44,455     (162,056)         6,906        (16,825)         --     3,680
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     6.57%     129,801       41,681      (33,203)       (14,980)          (656)         --     4,296
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                   4.89%          --      102,113       (1,794)        (9,158)            25       1,014     4,206
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF         5.80%          --      121,755         (877)       (12,533)            (9)        985     2,502
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                   4.82%     125,679       34,980      (54,646)       (13,603)        (2,537)      2,787     5,121
==================================================================================================================================
  Subtotal Foreign Equity
  Funds                                     429,296      344,984     (252,576)       (43,368)       (20,002)      4,786
==================================================================================================================================


REAL ESTATE FUNDS-4.68%

AIM Global Real Estate Fund       4.68%      84,276       30,404      (12,520)       (10,988)        (3,755)        969     7,608
==================================================================================================================================


MONEY MARKET FUNDS-1.18%

Liquid Assets Portfolio           0.59%       8,688      227,646     (225,411)            --             --         152    10,923
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.59%       8,688      227,646     (225,411)            --             --         150    10,923
==================================================================================================================================
  Subtotal Money Market Funds                17,376      455,292     (450,822)            --             --         302
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $2,116,141)             100.30%   1,737,162    1,258,918     (880,959)      (194,068)       (49,571)     15,866
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES    (0.30)%
==================================================================================================================================
NET ASSETS                      100.00%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                   VALUE
                                 06/30/08
------------------------------------------

DOMESTIC EQUITY FUNDS-64.51%

AIM Diversified Dividend Fund   $  148,943
------------------------------------------
AIM Structured Growth Fund          96,250
------------------------------------------
AIM Structured Value Fund           93,396
------------------------------------------
AIM Trimark Small Companies
  Fund                              93,689
------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio-ETF              96,191
------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio-ETF               91,988
------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio-ETF(b)          118,866
------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio-ETF              113,908
------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio-ETF                    211,889
------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio-ETF          138,462
==========================================
  Subtotal Domestic Equity
  Funds                          1,203,582
==========================================


FIXED-INCOME FUNDS-5.37%

AIM High Yield Fund                100,303
==========================================


FOREIGN EQUITY FUNDS-24.56%

AIM International Core Equity
  Fund                              46,296
------------------------------------------
AIM International Growth Fund      122,643
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Portfolio-ETF                     91,186
------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-U.S.
  Small-Mid Portfolio-ETF          108,336
------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio-ETF                     89,873
==========================================
  Subtotal Foreign Equity
  Funds                            458,334
==========================================


REAL ESTATE FUNDS-4.68%

AIM Global Real Estate Fund         87,417
==========================================


MONEY MARKET FUNDS-1.18%

Liquid Assets Portfolio             10,923
------------------------------------------
Premier Portfolio                   10,923
==========================================
  Subtotal Money Market Funds       21,846
==========================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (Cost $2,116,141)              1,871,482
==========================================
OTHER ASSETS LESS LIABILITIES       (5,639)
==========================================
NET ASSETS                      $1,865,843
__________________________________________
==========================================



Investment Abbreviation:
ETF-Exchange Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM INDEPENDENCE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)



                                           AIM            AIM            AIM            AIM            AIM            AIM
                                      INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                        NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

ASSETS:

Investments in affiliated underlying
  funds, at value                      $1,732,763     $3,844,917     $7,095,480     $6,350,584     $2,589,705     $1,871,482
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Receivables for:
  Investments sold                          4,169             --             --         13,635          6,694             --
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Fund shares sold                             13         47,668        207,297         22,608         12,553          4,787
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Dividends                                 6,541         14,462         20,955          2,911          1,327          1,810
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Fund expenses absorbed                   11,596          8,860          9,771          7,175         11,452         11,051
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Investment for trustee deferred
  compensation and retirement plans         3,412          3,487          3,417          3,415          3,413          3,413
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Other assets                               20,666         17,770         23,029         25,767         23,110         22,643
====================================  ============   ============   ============   ============   ============   ============
     Total assets                       1,779,160      3,937,164      7,359,949      6,426,095      2,648,254      1,915,186
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============


LIABILITIES:

Payables for:
  Investments purchased                     6,364         51,616         63,718             --          1,255          2,995
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Fund shares reacquired                    5,500          1,029         26,156         50,637         35,560             --
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Amount due custodian                         --             --         15,547         21,170          8,425          6,789
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Accrued fees to affiliates                2,354          6,227         10,954         10,964          5,121          3,048
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Accrued operating expenses               33,925         31,191         32,103         30,229         33,477         33,099
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Trustee deferred compensation and
  retirement plans                          3,412          3,486          3,417          3,415          3,413          3,412
====================================  ============   ============   ============   ============   ============   ============
     Total liabilities                     51,555         93,549        151,895        116,415         87,251         49,343
====================================  ============   ============   ============   ============   ============   ============
Net assets applicable to shares
  outstanding                          $1,727,605     $3,843,615     $7,208,054     $6,309,680     $2,561,003     $1,865,843
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============


NET ASSETS CONSIST OF:

Shares of beneficial interest          $1,830,509     $4,000,080     $7,792,353     $6,913,342     $2,870,316     $2,109,734
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Undistributed net investment income         4,762         79,260        115,152         70,081         39,085         31,503
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Undistributed net realized gain
  (loss)                                  (14,253)       (21,745)      (113,914)       (23,488)       (34,978)       (30,735)
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Unrealized appreciation
  (depreciation)                          (93,413)      (213,980)      (585,537)      (650,255)      (313,420)      (244,659)
====================================  ============   ============   ============   ============   ============   ============
                                       $1,727,605     $3,843,615     $7,208,054     $6,309,680     $2,561,003     $1,865,843
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM INDEPENDENCE FUNDS

June 30, 2008
(Unaudited)



                                           AIM            AIM            AIM            AIM            AIM            AIM
                                      INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                        NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS:

Class A                                $1,141,413     $2,009,109     $3,851,873     $2,654,881     $1,144,321     $1,193,342
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class B                                $  364,058     $  543,815     $1,351,485     $1,241,289     $  556,057     $  224,796
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class C                                $  103,776     $  882,698     $  791,453     $1,157,600     $  481,771     $  174,041
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class R                                $   68,338     $  358,180     $1,202,039     $1,244,771     $  333,407     $  228,710
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Institutional Class                    $   50,020     $   49,813     $   11,204     $   11,139     $   45,447     $   44,954
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============


SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Class A                                   125,067        209,887        417,399        298,087        131,160        138,588
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class B                                    39,843         57,158        147,606        140,268         64,162         26,273
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class C                                    11,363         92,742         86,464        130,759         55,596         20,325
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class R                                     7,485         37,493        130,552        140,251         38,334         26,622
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Institutional Class                         5,482          5,189          1,209          1,248          5,196          5,210
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class A:
  Net asset value per share            $     9.13     $     9.57     $     9.23     $     8.91     $     8.72     $     8.61
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Maximum offering price per share
     (Net asset value of divided by
       94.50%)                         $     9.66     $    10.13     $     9.77     $     9.43     $     9.23     $     9.11
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class B:
  Net asset value and offering price
     per share                         $     9.14     $     9.51     $     9.16     $     8.85     $     8.67     $     8.56
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class C:
  Net asset value and offering price
     per share                         $     9.13     $     9.52     $     9.15     $     8.85     $     8.67     $     8.56
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Class R:
  Net asset value and offering price
     per share                         $     9.13     $     9.55     $     9.21     $     8.88     $     8.70     $     8.59
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Institutional Class:
  Net asset value and offering price
     per share                         $     9.12     $     9.60     $     9.26     $     8.93     $     8.75     $     8.63
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============
Cost of Investments in affiliated
  underlying funds                     $1,826,176     $4,058,897     $7,681,017     $7,000,839     $2,903,125     $2,116,141
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM INDEPENDENCE FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)



                                           AIM            AIM            AIM            AIM            AIM            AIM
                                      INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE   INDEPENDENCE
                                        NOW FUND       2010 FUND      2020 FUND      2030 FUND      2040 FUND      2050 FUND
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------

INVESTMENT INCOME:

Dividends from affiliated underlying
  funds                                 $  35,426      $  73,733      $ 112,318      $  73,707      $  25,472      $  15,866
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Other income                                   35             40             35             35             35             35
====================================  ============   ============   ============   ============   ============   ============
     Total investment income               35,461         73,773        112,353         73,742         25,507         15,901
====================================  ============   ============   ============   ============   ============   ============


EXPENSES:

Administrative services fees               24,863         24,863         24,863         24,863         24,863         24,863
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Custodian fees                              3,994          3,264          3,556          2,677          3,114          3,295
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Distribution fees:
  Class A                                   1,400          2,393          4,072          2,605          1,294          1,441
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Class B                                   1,647          2,314          5,466          5,105          2,570          1,018
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Class C                                     429          3,431          3,060          4,814          1,898            781
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
  Class R                                     141            783          2,918          2,384            612            437
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Transfer agent fees -- A, B, C and R        1,797          3,838          9,403          9,502          7,256          4,595
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Transfer agent fees -- Institutional            7              7              3              4              8              7
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Trustees' and officer's fees and
  benefits                                  8,064          8,079          8,015          8,434          8,414          8,087
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Registration and filing fees               35,194         34,222         34,411         34,367         34,225         34,163
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Professional services fees                 20,776         17,556         23,500         20,778         25,114         17,831
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Other                                       7,311          3,252          5,625          5,355          2,857          3,236
====================================  ============   ============   ============   ============   ============   ============
     Total expenses                       105,623        104,002        124,892        120,888        112,225         99,754
====================================  ============   ============   ============   ============   ============   ============
Less: Expenses reimbursed and
  expense offset arrangement(s)          (101,104)       (93,024)      (103,973)      (101,338)      (103,563)       (94,277)
====================================  ============   ============   ============   ============   ============   ============
     Net expenses                           4,519         10,978         20,919         19,550          8,662          5,477
====================================  ============   ============   ============   ============   ============   ============
Net investment income                      30,942         62,795         91,434         54,192         16,845         10,424
====================================  ============   ============   ============   ============   ============   ============


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from
  affiliated underlying fund shares
  (includes net gains (losses) from
  securities sold to affiliates of
  $(28,850))                              (12,637)       (34,495)      (143,519)       (56,042)       (52,820)       (49,571)
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Change in net unrealized
  appreciation (depreciation) of
  affiliated underlying fund shares       (75,945)      (166,226)      (405,081)      (510,058)      (226,322)      (194,068)
------------------------------------  ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from operations      $ (57,640)     $(137,926)     $(457,166)     $(511,908)     $(262,297)     $(233,215)
____________________________________  ____________   ____________   ____________   ____________   ____________   ____________
  ==================================  ============   ============   ============   ============   ============   ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM INDEPENDENCE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                AIM INDEPENDENCE              AIM INDEPENDENCE              AIM INDEPENDENCE
                                                    NOW FUND                      2010 FUND                     2020 FUND
                                           --------------------------    --------------------------    --------------------------
                                            JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                              2008           2007           2008           2007           2008           2007
----------------------------------------   --------------------------    --------------------------    --------------------------

OPERATIONS:

  Net investment income                    $   30,942     $   30,836     $   62,795     $   56,138     $   91,434     $   89,044
----------------------------------------   --------------------------    --------------------------    --------------------------
  Net realized gain (loss)                    (12,637)         8,584        (34,495)        18,300       (143,519)        49,702
----------------------------------------   --------------------------    --------------------------    --------------------------
  Change in net unrealized appreciation
     (depreciation)                           (75,945)       (17,468)      (166,226)       (47,754)      (405,081)      (180,456)
========================================   ==========================    ==========================    ==========================
     Net increase (decrease) in net
       assets resulting from operations       (57,640)        21,952       (137,926)        26,684       (457,166)       (41,710)
========================================   ==========================    ==========================    ==========================
Distributions to shareholders from net
  investment income:
  Class A                                     (30,827)       (33,781)            --        (52,594)            --        (61,402)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class B                                      (7,714)       (11,689)            --         (9,793)            --        (20,030)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                      (2,002)        (2,632)            --        (12,420)            --        (10,670)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                      (1,541)        (2,633)            --         (3,660)            --        (13,844)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                          (1,392)        (3,130)            --         (1,762)            --           (307)
========================================   ==========================    ==========================    ==========================
     Total distributions from net
       investment income                      (43,476)       (53,865)            --        (80,229)            --       (106,253)
========================================   ==========================    ==========================    ==========================
Distributions to shareholders from net
  realized gains:
  Class A                                      (3,557)        (3,061)            --         (3,496)            --        (11,117)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class B                                      (1,048)        (1,184)            --           (744)            --         (4,130)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                        (319)          (241)            --           (943)            --         (2,200)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                        (211)          (213)            --           (254)            --         (2,597)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                            (154)          (212)            --           (113)            --            (53)
========================================   ==========================    ==========================    ==========================
     Total distributions from net
       realized gains                          (5,289)        (4,911)            --         (5,550)            --        (20,097)
========================================   ==========================    ==========================    ==========================
Share transactions-net:
  Class A                                     404,713        831,360        442,556      1,685,472      1,389,782      2,804,919
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                      76,868        319,205        222,283        349,541        497,132        971,424
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                      35,001         76,014        479,855        438,505        253,169        615,357
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                      20,077         53,633        249,382        121,157        589,389        701,808
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                           1,546         52,417             --         51,885             --         10,300
========================================   ==========================    ==========================    ==========================
     Net increase in net assets
       resulting from share transactions      538,205      1,332,629      1,394,076      2,646,560      2,729,472      5,103,808
========================================   ==========================    ==========================    ==========================
     Net increase in net assets               431,800      1,295,805      1,256,150      2,587,465      2,272,306      4,935,748
________________________________________   __________________________    __________________________    __________________________
  ======================================   ==========================    ==========================    ==========================


NET ASSETS:

  Beginning of period                       1,295,805             --      2,587,465             --      4,935,748             --
========================================   ==========================    ==========================    ==========================
  End of period*                           $1,727,605     $1,295,805     $3,843,615     $2,587,465     $7,208,054     $4,935,748
========================================   ==========================    ==========================    ==========================
  * Includes accumulated undistributed
     net investment income                 $    4,762     $   17,296     $   79,260     $   16,465     $  115,152     $   23,718
________________________________________   __________________________    __________________________    __________________________
  ======================================   ==========================    ==========================    ==========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM INDEPENDENCE FUNDS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                AIM INDEPENDENCE              AIM INDEPENDENCE              AIM INDEPENDENCE
                                                    2030 FUND                     2040 FUND                     2050 FUND
                                           --------------------------    --------------------------    --------------------------
                                            JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                              2008           2007           2008           2007           2008           2007
----------------------------------------   --------------------------    --------------------------    --------------------------

OPERATIONS:

  Net investment income                    $   54,192     $   52,616     $   16,845     $   28,148     $   10,424     $   25,123
----------------------------------------   --------------------------    --------------------------    --------------------------
  Net realized gain (loss)                    (56,042)        47,660        (52,820)        32,943        (49,571)        34,003
----------------------------------------   --------------------------    --------------------------    --------------------------
  Change in net unrealized appreciation
     (depreciation)                          (510,058)      (140,197)      (226,322)       (87,098)      (194,068)       (50,591)
========================================   ==========================    ==========================    ==========================
     Net increase (decrease) in net
       assets resulting from operations      (511,908)       (39,921)      (262,297)       (26,007)      (233,215)         8,535
========================================   ==========================    ==========================    ==========================
Distributions to shareholders from net
  investment income:
  Class A                                          --        (42,432)            --        (23,717)            --        (33,184)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class B                                          --        (16,422)            --        (11,405)            --         (4,512)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                          --        (10,435)            --         (5,758)            --         (3,528)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                          --         (7,604)            --         (3,843)            --         (1,407)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                              --           (347)            --         (1,458)            --         (1,526)
========================================   ==========================    ==========================    ==========================
     Total distributions from net
       investment income                           --        (77,240)            --        (46,181)            --        (44,157)
========================================   ==========================    ==========================    ==========================
Distributions to shareholders from net
  realized gains:
  Class A                                          --         (7,830)            --         (7,337)            --        (11,035)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class B                                          --         (3,515)            --         (4,047)            --         (1,769)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                          --         (2,234)            --         (2,044)            --         (1,383)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                          --         (1,466)            --         (1,241)            --           (494)
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                              --            (61)            --           (432)            --           (486)
========================================   ==========================    ==========================    ==========================
     Total distributions from net
       realized gains                              --        (15,106)            --        (15,101)            --        (15,167)
========================================   ==========================    ==========================    ==========================
Share transactions-net:
  Class A                                   1,297,269      1,648,097        366,070        946,845        171,010      1,212,088
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class B                                     585,073        782,082        119,965        525,655         66,531        193,543
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class C                                     535,050        752,285        246,945        286,342         46,060        154,721
----------------------------------------   --------------------------    --------------------------    --------------------------
  Class R                                     933,901        409,679        208,268        158,599        102,991        150,881
----------------------------------------   --------------------------    --------------------------    --------------------------
  Institutional Class                               2         10,417             --         51,900             --         52,022
========================================   ==========================    ==========================    ==========================
     Net increase in net assets
       resulting from share transactions    3,351,295      3,602,560        941,248      1,969,341        386,592      1,763,255
========================================   ==========================    ==========================    ==========================
     Net increase in net assets             2,839,387      3,470,293        678,951      1,882,052        153,377      1,712,466
________________________________________   __________________________    __________________________    __________________________
  ======================================   ==========================    ==========================    ==========================


NET ASSETS:

  Beginning of period                       3,470,293             --      1,882,052             --      1,712,466             --
========================================   ==========================    ==========================    ==========================
  End of period*                           $6,309,680     $3,470,293     $2,561,003     $1,882,052     $1,865,843     $1,712,466
========================================   ==========================    ==========================    ==========================
  * Includes accumulated undistributed
     net investment income                 $   70,081     $   15,889     $   39,085     $   22,240     $   31,503     $   21,079
________________________________________   __________________________    __________________________    __________________________
  ======================================   ==========================    ==========================    ==========================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM INDEPENDENCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Series (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a "Fund"), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund (collectively, the "Funds").

  Each Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objective's: to provide current income and, as a secondary objective, capital appreciation for AIM Independence Now Fund and to provide capital appreciation and current income, consistent with their current asset allocation strategies for AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.

  Each Fund is a "fund of funds", that invests in other mutual funds and exchange-traded funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco PowerShares Capital Management LLC ("Invesco PowerShares") (collectively the "Advisors"), respectively. Invesco Aim and Invesco PowerShares are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd. ("Invesco"). Invesco Aim may change each Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value

21        AIM INDEPENDENCE FUNDS
      may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

        Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- AIM Independence Now Fund generally declares and pays dividends, if any, quarterly. AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Expenses included in the accompanying financial statement reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim and/or Invesco Power Shares indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).


22        AIM INDEPENDENCE FUNDS

  Prior to May 1, 2008, the Advisor had contractually agreed to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding 12b-1 plan payments and certain items discussed below of Class A, Class B, Class C and Class R shares for each Fund as follows:

-------------------------------------------------------------------
AIM Independence Now Fund                                     0.16%
-------------------------------------------------------------------
AIM Independence 2010 Fund                                    0.17%
-------------------------------------------------------------------
AIM Independence 2020 Fund                                    0.24%
-------------------------------------------------------------------
AIM Independence 2030 Fund                                    0.24%
-------------------------------------------------------------------
AIM Independence 2040 Fund                                    0.28%
-------------------------------------------------------------------
AIM Independence 2050 Fund                                    0.28%
___________________________________________________________________
===================================================================




  Effective May 1, 2008, through at least June 30, 2009, the Advisor has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding 12b-1 plan payments and certain items discussed below) of Class A, Class B, Class C and Class R shares for each Fund as shown in the following table under Expense Limit. The Funds direct operating expenses are limited to the Expense Limit plus the 12b-1 Fee.

                                                                                                         ESTIMATED ACQUIRED
                                                               ESTIMATED ACQUIRED FUND FEES AND             FUND FEES AND
                                             EXPENSE     -------------------------------------------        EXPENSES FROM
                                              LIMIT      CLASS A     CLASS B     CLASS C     CLASS R       UNDERLYING FUND
---------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                      0.02%       0.25%       1.00%       1.00%       0.50%            0.68%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                     0.04%       0.25%       1.00%       1.00%       0.50%            0.70%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                     0.07%       0.25%       1.00%       1.00%       0.50%            0.78%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                     0.10%       0.25%       1.00%       1.00%       0.50%            0.80%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                     0.09%       0.25%       1.00%       1.00%       0.50%            0.81%
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                     0.08%       0.25%       1.00%       1.00%       0.50%            0.82%
___________________________________________________________________________________________________________________________
===========================================================================================================================




  In determining the Advisor's obligation to reimburse expenses, the following expenses are not taken into account, and will cause other expenses to exceed the expense limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco described more fully below, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds receive from banks where the Funds or its transfer agent have deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund's investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.

  For the six months ended June 30, 2008, the Advisor reimbursed the following expenses:

                                                    FUND                                                      INSTITUTIONAL
                                                   LEVEL      CLASS A     CLASS B     CLASS C     CLASS R         CLASS
---------------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                         $99,299      $1,265      $  372      $   97      $   64           $7
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                         89,082       2,176         526         780         356            7
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                         94,432       4,903       1,645         921       1,757            2
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                         91,686       3,863       1,892       1,784       1,767            4
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                         96,299       3,379       1,678       1,240         799            8
---------------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                         89,558       3,072         543         416         465            7
___________________________________________________________________________________________________________________________
===========================================================================================================================




  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays IADI compensation at the annual rate based on the Fund's average daily net assets for each class as shown in the table above. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a

23        AIM INDEPENDENCE FUNDS
cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Funds that IADI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

                                                         FRONT END            CONTINGENT DEFERRED SALES CHARGES
                                                       SALES CHARGES     -------------------------------------------
                                                          CLASS A        CLASS A     CLASS B     CLASS C     CLASS R
--------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                  $  259          $ 33        $307       $   30       $--
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                    730            --         180           --        --
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                  3,474           181          75        1,054        --
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                  3,734           120         116           27        --
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                  3,046            --          --           19        --
--------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                  1,365            --          --           36        --
____________________________________________________________________________________________________________________
====================================================================================================================




  The underlying AIM Funds Institutional Class pay no distribution fees and the Funds pay no sales loads or other similar compensation to IADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                       INVESTMENTS IN SECURITIES INPUT LEVEL
                                                                 -------------------------------------------------
FUND NAME                                                          LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                        $1,732,763       $--         $--       $1,732,763
------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                        3,844,917        --          --        3,844,917
------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                        7,095,480        --          --        7,095,480
------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                        6,350,584        --          --        6,350,584
------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                        2,589,705        --          --        2,589,705
------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                        1,871,482        --          --        1,871,482
__________________________________________________________________________________________________________________
==================================================================================================================





24        AIM INDEPENDENCE FUNDS

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended June 30, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                 SECURITIES     SECURITIES      NET REALIZED
                                                                  PURCHASES        SALES       GAINS/(LOSSES)
-------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                          $ 1,167        $ 3,988         $     --
-------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                          26,447         17,077           (1,901)
-------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                          32,254         93,991          (15,566)
-------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                          71,043          1,406              (46)
-------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                          35,172         50,488           (8,277)
-------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                          21,215         20,348           (3,060)
_____________________________________________________________________________________________________________
=============================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Funds received credits from these arrangements, which resulted in the reduction of the Funds' total expenses of:

                                                                          TRANSFER AGENT     CUSTODIAN
                                                                              CREDITS         CREDITS
------------------------------------------------------------------------------------------------------
AIM Independence Now Fund                                                      $ --             $ --
------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund                                                       --               97
------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund                                                      177              136
------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund                                                      196              146
------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund                                                      160               --
------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund                                                       99              117
______________________________________________________________________________________________________
======================================================================================================



NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the six months ended June 30, 2008, the Funds in aggregate paid legal fees of $7,504 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

Each Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds fiscal year-end.

  The Funds did not have a capital loss carryforward as of December 31, 2007.


25        AIM INDEPENDENCE FUNDS

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities purchased and sold and the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes for each Fund are as follows:

                                          FOR THE SIX MONTHS                       AT JUNE 30, 2008
                                         ENDED JUNE 30, 2008*       ----------------------------------------------
                                      -------------------------       FEDERAL       UNREALIZED        UNREALIZED
                                       PURCHASES        SALES       TAX COST**     APPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund             $  686,765     $  180,574     $1,827,693        $2,750           $ (97,680)
------------------------------------------------------------------------------------------------------------------
AIM Independence 2010 Fund             1,923,909        483,168      4,062,802         3,380            (221,265)
------------------------------------------------------------------------------------------------------------------
AIM Independence 2020 Fund             4,052,132      1,378,618      7,700,150         1,506            (606,176)
------------------------------------------------------------------------------------------------------------------
AIM Independence 2030 Fund             4,048,946        634,146      7,016,364         2,385            (668,165)
------------------------------------------------------------------------------------------------------------------
AIM Independence 2040 Fund             1,418,544        435,874      2,908,680         1,295            (320,270)
------------------------------------------------------------------------------------------------------------------
AIM Independence 2050 Fund               803,626        430,137      2,120,131            --            (248,649)
__________________________________________________________________________________________________________________
==================================================================================================================

                                        AT JUNE 30,
                                           2008
                                      --------------
                                      NET UNREALIZED
                                       APPRECIATION
                                      (DEPRECIATION)
----------------------------------------------------
AIM Independence Now Fund                $ (94,930)
----------------------------------------------------
AIM Independence 2010 Fund                (217,885)
----------------------------------------------------
AIM Independence 2020 Fund                (604,670)
----------------------------------------------------
AIM Independence 2030 Fund                (665,780)
----------------------------------------------------
AIM Independence 2040 Fund                (318,975)
----------------------------------------------------
AIM Independence 2050 Fund                (248,649)
____________________________________________________
====================================================




 * Excludes U.S. Treasury obligations and money market funds, if any.
 ** Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

NOTE 10--SHARE INFORMATION

AIM INDEPENDENCE NOW FUND


                                          CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2008(a)         DECEMBER 31, 2007
                                                                  -------------------     ----------------------
                                                                  SHARES      AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         45,748     $435,729      85,453     $  862,785
----------------------------------------------------------------------------------------------------------------
  Class B                                                         11,760      110,316      34,525        349,508
----------------------------------------------------------------------------------------------------------------
  Class C                                                          4,584       43,036       7,350         73,311
----------------------------------------------------------------------------------------------------------------
  Class R                                                          1,928       18,325       5,081         50,807
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --           --       9,924        100,030
================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          3,558       33,024       3,726         36,551
----------------------------------------------------------------------------------------------------------------
  Class B                                                            893        8,302       1,242         12,175
----------------------------------------------------------------------------------------------------------------
  Class C                                                            251        2,321         281          2,759
----------------------------------------------------------------------------------------------------------------
  Class R                                                            189        1,752         289          2,846
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                167        1,546         363          3,588
================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            133        1,259       2,695         27,219
----------------------------------------------------------------------------------------------------------------
  Class B                                                           (133)      (1,259)     (2,695)       (27,219)
================================================================================================================
Reacquired:
  Class A                                                         (6,938)     (65,299)     (9,308)       (95,195)
----------------------------------------------------------------------------------------------------------------
  Class B                                                         (4,259)     (40,491)     (1,490)       (15,259)
----------------------------------------------------------------------------------------------------------------
  Class C                                                         (1,097)     (10,356)         (6)           (56)
----------------------------------------------------------------------------------------------------------------
  Class R                                                             --           --          (2)           (20)
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --           --      (4,972)       (51,201)
================================================================================================================
                                                                  56,784     $538,205     132,456     $1,332,629
________________________________________________________________________________________________________________
================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund Shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 11% of the outstanding shares are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


26        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                    JUNE 30, 2008(a)           DECEMBER 31, 2007
                                                                 ----------------------     ----------------------
                                                                  SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         71,500        693,539     171,813     $1,766,089
------------------------------------------------------------------------------------------------------------------
  Class B                                                         26,867        258,828      41,774        429,020
------------------------------------------------------------------------------------------------------------------
  Class C                                                         59,976        578,380      41,894        425,993
------------------------------------------------------------------------------------------------------------------
  Class R                                                         25,720        250,074      14,971        154,400
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --       5,001         50,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --       5,649         56,090
------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --         973          9,643
------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       1,264         12,543
------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --         394          3,914
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --         188          1,875
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            772          7,518          36            370
------------------------------------------------------------------------------------------------------------------
  Class B                                                           (776)        (7,518)        (36)          (370)
==================================================================================================================
Reacquired:
  Class A                                                        (26,655)      (258,501)    (13,228)      (137,077)
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (2,959)       (29,027)     (8,685)       (88,752)
------------------------------------------------------------------------------------------------------------------
  Class C                                                        (10,389)       (98,525)         (3)           (31)
------------------------------------------------------------------------------------------------------------------
  Class R                                                            (70)          (692)     (3,522)       (37,157)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --          --             --
==================================================================================================================
                                                                 143,986     $1,394,076     258,483     $2,646,560
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund Shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


27        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                    JUNE 30, 2008(a)           DECEMBER 31, 2007
                                                                 ----------------------     ----------------------
                                                                  SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        209,059     $1,996,080     322,922     $3,331,014
------------------------------------------------------------------------------------------------------------------
  Class B                                                         60,487        569,097     109,022      1,120,921
------------------------------------------------------------------------------------------------------------------
  Class C                                                         54,480        508,976      66,394        683,482
------------------------------------------------------------------------------------------------------------------
  Class R                                                         89,079        843,977      70,547        726,797
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --       5,989         60,030
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --       7,312         72,021
------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       2,453         24,064
------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       1,312         12,870
------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --       1,671         16,441
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --          36            359
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          3,543         33,874       4,873         50,323
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,566)       (33,874)     (4,896)       (50,323)
==================================================================================================================
Reacquired:
  Class A                                                        (67,425)      (640,172)    (62,885)      (648,439)
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (4,081)       (38,091)    (11,813)      (123,238)
------------------------------------------------------------------------------------------------------------------
  Class C                                                        (27,837)      (255,807)     (7,885)       (80,995)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (26,771)      (254,588)     (3,974)       (41,430)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --      (4,816)      (50,0589)
==================================================================================================================
                                                                 286,968     $2,729,472     496,262     $5,103,808
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund Shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


28        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                    JUNE 30, 2008(a)           DECEMBER 31, 2007
                                                                 ----------------------     ----------------------
                                                                  SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        154,745     $1,445,957     182,962     $1,895,799
------------------------------------------------------------------------------------------------------------------
  Class B                                                         68,904        634,328      87,208        893,971
------------------------------------------------------------------------------------------------------------------
  Class C                                                         62,232        583,312      78,331        799,652
------------------------------------------------------------------------------------------------------------------
  Class R                                                        107,495      1,000,050      43,006        441,059
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              2       5,003         50,029
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --             --       4,997         48,768
------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --       2,049         19,937
------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       1,266         12,313
------------------------------------------------------------------------------------------------------------------
  Class R                                                             --             --         931          9,070
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --          42            408
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          1,902         17,861         367          3,750
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (1,911)       (17,861)       (368)        (3,750)
==================================================================================================================
Reacquired:
  Class A                                                        (17,921)      (166,549)    (28,965)      (300,220)
------------------------------------------------------------------------------------------------------------------
  Class B                                                         (3,388)       (31,394)    (12,226)      (128,076)
------------------------------------------------------------------------------------------------------------------
  Class C                                                         (5,343)       (48,262)     (5,727)       (59,680)
------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,329)       (66,149)     (3,852)       (40,450)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --      (3,797)       (40,020)
==================================================================================================================
                                                                 359,386     $3,351,295     351,227     $3,602,560
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.


29        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2008(a)          DECEMBER 31, 2007
                                                                 ---------------------     ----------------------
                                                                  SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         67,029     $ 614,377     104,656     $1,083,818
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         13,547       124,180      49,991        515,565
-----------------------------------------------------------------------------------------------------------------
  Class C                                                         30,308       274,014      27,424        278,631
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         24,122       220,992      15,078        153,537
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --       5,003         50,030
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --            --       3,208         31,053
-----------------------------------------------------------------------------------------------------------------
  Class B                                                             --            --       1,601         15,452
-----------------------------------------------------------------------------------------------------------------
  Class C                                                             --            --         809          7,802
-----------------------------------------------------------------------------------------------------------------
  Class R                                                             --            --         526          5,083
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --         195          1,890
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            436         4,000         168          1,695
-----------------------------------------------------------------------------------------------------------------
  Class B                                                           (438)       (4,000)       (168)        (1,695)
=================================================================================================================
Reacquired:
  Class A                                                        (27,971)     (252,307)    (16,366)      (169,721)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                            (24)         (215)       (347)        (3,667)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,936)      (27,069)         (9)           (91)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         (1,390)      (12,724)         (2)           (21)
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --          (2)           (20)
=================================================================================================================
                                                                 102,683     $ 941,248     191,765     $1,969,341
_________________________________________________________________________________________________________________
=================================================================================================================



(a) 7% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.


30        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2008(a)          DECEMBER 31, 2007
                                                                 ---------------------     ----------------------
                                                                  SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         44,789     $ 407,788     130,666     $1,324,675
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         10,169        92,017      19,866        204,069
-----------------------------------------------------------------------------------------------------------------
  Class C                                                          7,795        71,007      15,525        156,791
-----------------------------------------------------------------------------------------------------------------
  Class R                                                         11,458       105,299      15,221        149,001
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --       5,003         50,030
=================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --            --       4,563         43,941
-----------------------------------------------------------------------------------------------------------------
  Class B                                                             --            --         654          6,281
-----------------------------------------------------------------------------------------------------------------
  Class C                                                             --            --         486          4,668
-----------------------------------------------------------------------------------------------------------------
  Class R                                                             --            --         197          1,901
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --         209          2,012
=================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                            364         3,372       1,146         11,361
-----------------------------------------------------------------------------------------------------------------
  Class B                                                           (366)       (3,372)     (1,146)       (11,361)
=================================================================================================================
Reacquired:
  Class A                                                        (26,931)     (240,150)    (16,009)      (167,889)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                         (2,372)      (22,114)       (532)        (5,446)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                         (2,818)      (24,947)       (663)        (6,738)
-----------------------------------------------------------------------------------------------------------------
  Class R                                                           (252)       (2,308)         (2)           (21)
-----------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --            --          (2)           (20)
=================================================================================================================
                                                                  41,836     $ 386,592     175,182     $1,763,255
_________________________________________________________________________________________________________________
=================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 18% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 10% of the outstanding shares of the Fund are owned by Invesco Aim or an investment advisor under common control with Invesco Aim.



31        AIM INDEPENDENCE FUNDS

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

AIM INDEPENDENCE NOW FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 9.78                 $10.02                $ 9.79                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.18                   0.41                  0.15                   0.34
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.55)                 (0.07)                (0.56)                 (0.06)
==========================================================================================================================
     Total from investment
       operations                          (0.37)                  0.34                 (0.41)                  0.28
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                (0.25)                 (0.54)                (0.21)                 (0.47)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                 (0.03)                 (0.04)                (0.03)                 (0.04)
==========================================================================================================================
     Total distributions                   (0.28)                 (0.58)                (0.24)                 (0.51)
==========================================================================================================================
Net asset value, end of period            $ 9.13                 $ 9.78                $ 9.14                 $ 9.79
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (3.84)%                 3.47%                (4.20)%                 2.79%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $1,141                 $  807                $  364                 $  309
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         0.36%(c)               0.41%(d)              1.11%(c)               1.16%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                12.68%(c)              28.75%(d)             13.43%(c)              29.50%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.68%                  0.68%                 0.68%                  0.68%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        3.91%(c)               4.41%(d)              3.16%(c)               3.66%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    11%                    27%                   11%                    27%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,126,041 and $331,271 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


32        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE NOW FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 9.79                 $10.02                $ 9.78                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.15                   0.34                  0.17                   0.39
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.57)                 (0.06)                (0.55)                 (0.07)
==========================================================================================================================
     Total from investment
       operations                          (0.42)                  0.28                 (0.38)                  0.32
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                (0.21)                 (0.47)                (0.24)                 (0.52)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                 (0.03)                 (0.04)                (0.03)                 (0.04)
==========================================================================================================================
     Total distributions                   (0.24)                 (0.51)                (0.27)                 (0.56)
==========================================================================================================================
Net asset value, end of period            $ 9.13                 $ 9.79                $ 9.13                 $ 9.78
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (4.30)%                 2.79%                (3.97)%                 3.21%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $  104                 $   75                $   68                 $   53
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         1.11%(c)               1.16%(d)              0.61%(c)               0.66%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                13.43%(c)              29.50%(d)             12.93%(c)              29.00%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.68%                  0.68%                 0.68%                  0.68%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        3.16%(c)               3.66%(d)              3.66%(c)               4.16%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    11%                    27%                   11%                    27%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $86,205 and $56,579 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


33        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE NOW FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.78                 $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                            0.20                   0.43
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                     (0.57)                 (0.07)
=======================================================================================================
     Total from investment operations                                (0.37)                  0.36
=======================================================================================================
Less distributions:
  Dividends from net investment income                               (0.26)                 (0.56)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              (0.03)                 (0.04)
=======================================================================================================
     Total distributions                                             (0.29)                 (0.60)
=======================================================================================================
Net asset value, end of period                                      $ 9.12                 $ 9.78
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (3.83)%                 3.74%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   50                 $   52
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.11%(c)               0.16%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  12.24%(c)              28.35%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                 0.68%                  0.68%
=======================================================================================================
Ratio of net investment income to average net assets                  4.16%(c)               4.66%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                              11%                    27%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $50,803.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


34        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $10.02                 $10.02                $ 9.99                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.19                   0.43                  0.15                   0.35
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.64)                 (0.07)                (0.63)                 (0.06)
==========================================================================================================================
     Total from investment
       operations                          (0.45)                  0.36                 (0.48)                  0.29
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   --                  (0.34)                   --                  (0.30)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                    --                  (0.02)                   --                  (0.02)
==========================================================================================================================
     Total distributions                      --                  (0.36)                   --                  (0.32)
==========================================================================================================================
Net asset value, end of period            $ 9.57                 $10.02                $ 9.51                 $ 9.99
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (4.49)%                 3.65%                (4.80)%                 2.92%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $2,009                 $1,645                $  544                 $  340
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         0.38%(c)               0.42%(d)              1.13%(c)               1.17%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 5.81%(c)              16.42%(d)              6.56%(c)              17.17%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.70%                  0.70%                 0.70%                  0.70%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        3.93%(c)               4.50%(d)              3.18%(c)               3.75%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    14%                    15%                   14%                    15%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,924,782 and $465,320 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


35        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $10.00                 $10.02                $10.01                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.15                   0.35                  0.18                   0.40
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.63)                 (0.05)                (0.64)                 (0.06)
==========================================================================================================================
     Total from investment
       operations                          (0.48)                  0.30                 (0.46)                  0.34
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   --                  (0.30)                   --                  (0.33)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                    --                  (0.02)                   --                  (0.02)
==========================================================================================================================
     Total distributions                      --                  (0.32)                   --                  (0.35)
==========================================================================================================================
Net asset value, end of period            $ 9.52                 $10.00                $ 9.55                 $10.01
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (4.80)%                 3.02%                (4.60)%                 3.41%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $  883                 $  431                $  358                 $  119
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         1.13%(c)               1.17%(d)              0.63%(c)               0.67%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 6.56%(c)              17.17%(d)              6.06%(c)              16.67%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.70%                  0.70%                 0.70%                  0.70%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        3.18%(c)               3.75%(d)              3.68%(c)               4.25%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    14%                    15%                   14%                    15%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $689,989 and $314,886 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


36        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2010 FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.03                 $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                            0.20                   0.45
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                     (0.63)                 (0.07)
=======================================================================================================
     Total from investment operations                                (0.43)                  0.38
=======================================================================================================
Less distributions:
  Dividends from net investment income                                  --                  (0.35)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --                  (0.02)
=======================================================================================================
     Total distributions                                                --                  (0.37)
=======================================================================================================
Net asset value, end of period                                      $ 9.60                 $10.03
_______________________________________________________________________________________________________
=======================================================================================================
Total return(ab                                                      (4.29)%                 3.87%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   50                 $   52
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.13%(c)               0.17%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   5.36%(c)              16.02%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                 0.70%                  0.70%
=======================================================================================================
Ratio of net investment income to average net assets                  4.18%(c)               4.75%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                              14%                    15%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $50,710.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


37        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 9.96                 $10.02                $ 9.92                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.15                   0.41                  0.12                   0.34
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.88)                 (0.17)                (0.88)                 (0.17)
==========================================================================================================================
     Total from investment
       operations                          (0.73)                  0.24                 (0.76)                  0.17
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   --                  (0.25)                   --                  (0.22)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                    --                  (0.05)                   --                  (0.05)
==========================================================================================================================
     Total distributions                      --                  (0.30)                   --                  (0.27)
==========================================================================================================================
Net asset value, end of period            $ 9.23                 $ 9.96                $ 9.16                 $ 9.92
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (7.33)%                 2.38%                (7.66)%                 1.68%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $3,852                 $2,711                $1,351                 $  940
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         0.44%(c)               0.50%(d)              1.19%(c)               1.25%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 3.82%(c)              10.04%(d)              4.57%(c)              10.79%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.78%                  0.78%                 0.78%                  0.78%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        3.22%(c)               4.33%(d)              2.47%(c)               3.58%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    22%                    37%                   22%                    37%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,275,814 and $1,099,285 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


38        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 9.92                 $10.02                $ 9.95                 $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.12                   0.34                  0.14                   0.38
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (0.89)                 (0.17)                (0.88)                 (0.16)
==========================================================================================================================
     Total from investment
       operations                          (0.77)                  0.17                 (0.74)                  0.22
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   --                  (0.22)                   --                  (0.24)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                    --                  (0.05)                   --                  (0.05)
==========================================================================================================================
     Total distributions                      --                  (0.27)                   --                  (0.29)
==========================================================================================================================
Net asset value, end of period            $ 9.15                 $ 9.92                $ 9.21                 $ 9.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (7.76)%                 1.68%                (7.44)%                 2.19%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $  791                 $  593                $1,202                 $  679
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         1.19%(c)               1.25%(d)              0.69%(c)               0.75%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 4.57%(c)              10.79%(d)              4.07%(c)              10.29%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.78%                  0.78%                 0.78%                  0.78%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        2.47%(c)               3.58%(d)              2.97%(c)               4.08%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    22%                    37%                   22%                    37%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $615,429 and $1,173,652 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


39        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.99                 $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                            0.16                   0.43
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                     (0.89)                 (0.15)
=======================================================================================================
     Total from investment operations                                (0.73)                  0.28
=======================================================================================================
Less distributions:
  Dividends from net investment income                                  --                  (0.26)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --                  (0.05)
=======================================================================================================
     Total distributions                                                --                  (0.31)
=======================================================================================================
Net asset value, end of period                                      $ 9.26                 $ 9.99
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (7.31)%                 2.80%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   11                 $   12
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.19%(c)               0.25%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   3.30%(c)               9.67%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                 0.78%                  0.78%
=======================================================================================================
Ratio of net investment income to average net assets                  3.47%(c)               4.58%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                              22%                    37%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,553.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


40        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 9.89                 $10.02                $  9.87                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                  0.11                   0.34                   0.08                  0.27
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                           (1.09)                 (0.14)                 (1.10)                (0.13)
==========================================================================================================================
     Total from investment
       operations                          (0.98)                  0.20                  (1.02)                 0.14
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                   --                  (0.28)                    --                 (0.24)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                    --                  (0.05)                    --                 (0.05)
==========================================================================================================================
     Total distributions                      --                  (0.33)                    --                 (0.29)
==========================================================================================================================
Net asset value, end of period            $ 8.91                 $ 9.89                $  8.85                $ 9.87
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (9.91)%                 2.00%                (10.33)%                1.42%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $2,655                 $1,577                $ 1,241                $  756
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                         0.44%(c)               0.50%(d)               1.19%(c)              1.25%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 4.45%(c)              13.53%(d)               5.20%(c)             14.28%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                       0.80%                  0.80%                  0.80%                 0.80%
==========================================================================================================================
Ratio of net investment income to
  average net assets                        2.46%(c)               3.60%(d)               1.71%(c)              2.85%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    13%                    31%                    13%                   31%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,095,859 and $1,026,569 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


41        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $  9.87                $10.02                $  9.88                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.08                  0.27                   0.10                  0.32
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.10)                (0.13)                 (1.10)                (0.15)
==========================================================================================================================
     Total from investment
       operations                           (1.02)                 0.14                  (1.00)                 0.17
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                    --                 (0.24)                    --                 (0.26)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                     --                 (0.05)                    --                 (0.05)
==========================================================================================================================
     Total distributions                       --                 (0.29)                    --                 (0.31)
==========================================================================================================================
Net asset value, end of period            $  8.85                $ 9.87                $  8.88                $ 9.88
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (10.33)%                1.42%                (10.12)%                1.78%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $ 1,158                $  729                $ 1,245                $  396
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          1.19%(c)              1.25%(d)               0.69%(c)              0.75%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                  5.20%(c)             14.28%(d)               4.70%(c)             13.78%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                        0.80%                 0.80%                  0.80%                 0.80%
==========================================================================================================================
Ratio of net investment income to
  average net assets                         1.71%(c)              2.85%(d)               2.21%(c)              3.35%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                     13%                   31%                    13%                   31%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $968,114 and $958,835 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


42        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2030 FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 9.90                 $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                            0.13                   0.37
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                     (1.10)                 (0.15)
=======================================================================================================
     Total from investment operations                                (0.97)                  0.22
=======================================================================================================
Less distributions:
  Dividends from net investment income                                  --                  (0.29)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --                  (0.05)
=======================================================================================================
     Total distributions                                                --                  (0.34)
=======================================================================================================
Net asset value, end of period                                      $ 8.93                 $ 9.90
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (9.80)%                 2.23%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $   11                 $   12
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      0.19%(c)               0.25%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   3.90%(c)              13.07%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                 0.80%                  0.80%
=======================================================================================================
Ratio of net investment income to average net assets                  2.72%(c)               3.85%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                              13%                    31%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,626.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


43        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $  9.83                $10.02                $  9.80                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.08                  0.31                   0.05                  0.24
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.19)                (0.13)                 (1.18)                (0.13)
==========================================================================================================================
     Total from investment
       operations                           (1.11)                 0.18                  (1.13)                 0.11
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                    --                 (0.28)                    --                 (0.24)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                     --                 (0.09)                    --                 (0.09)
==========================================================================================================================
     Total distributions                       --                 (0.37)                    --                 (0.33)
==========================================================================================================================
Net asset value, end of period            $  8.72                $ 9.83                $  8.67                $ 9.80
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (11.29)%                1.81%                (11.53)%                1.15%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $ 1,144                $  901                $   556                $  500
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          0.47%(c)              0.54%(d)               1.22%(c)              1.29%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                  9.80%(c)             22.43%(d)              10.55%(c)             23.18%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                        0.81%                 0.81%                  0.81%                 0.81%
==========================================================================================================================
Ratio of net investment income to
  average net assets                         1.83%(c)              3.26%(d)               1.08%(c)              2.51%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                     20%                   20%                    20%                   20%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,040,440 and $516,759 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


44        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $  9.80                $10.02                $  9.82                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.05                  0.24                   0.07                  0.28
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.18)                (0.13)                 (1.19)                (0.13)
==========================================================================================================================
     Total from investment
       operations                           (1.13)                 0.11                  (1.12)                 0.15
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                    --                 (0.24)                    --                 (0.26)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                     --                 (0.09)                    --                 (0.09)
==========================================================================================================================
     Total distributions                       --                 (0.33)                    --                 (0.35)
==========================================================================================================================
Net asset value, end of period            $  8.67                $ 9.80                $  8.70                $ 9.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (11.53)%                1.15%                (11.41)%                1.59%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $   482                $  277                $   333                $  153
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          1.22%(c)              1.29%(d)               0.72%(c)              0.79%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 10.55%(c)             23.18%(d)              10.05%(c)             22.68%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                        0.81%                 0.81%                  0.81%                 0.81%
==========================================================================================================================
Ratio of net investment income to
  average net assets                         1.08%(c)              2.51%(d)               1.58%(c)              3.01%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                     20%                   20%                    20%                   20%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $381,662 and $246,040 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


45        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2040 FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $  9.84                $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                             0.10                  0.34
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                      (1.19)                (0.14)
=======================================================================================================
     Total from investment operations                                 (1.09)                 0.20
=======================================================================================================
Less distributions:
  Dividends from net investment income                                   --                 (0.29)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --                 (0.09)
=======================================================================================================
     Total distributions                                                 --                 (0.38)
=======================================================================================================
Net asset value, end of period                                      $  8.75                $ 9.84
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (11.08)%                2.03%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $    45                $   51
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.21%(c)              0.28%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    8.92%(c)             21.86%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                  0.81%                 0.81%
=======================================================================================================
Ratio of net investment income to average net assets                   2.09%(c)              3.53%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                               20%                   20%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $47,769.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


46        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                                      CLASS A                                      CLASS B
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $  9.78                $10.02                $  9.75                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.06                  0.29                   0.03                  0.21
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.23)                (0.14)                 (1.22)                (0.13)
==========================================================================================================================
     Total from investment
       operations                           (1.17)                 0.15                  (1.19)                 0.08
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                    --                 (0.29)                    --                 (0.25)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                     --                 (0.10)                    --                 (0.10)
==========================================================================================================================
     Total distributions                       --                 (0.39)                    --                 (0.35)
==========================================================================================================================
Net asset value, end of period            $  8.61                $ 9.78                $  8.56                $ 9.75
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (11.96)%                1.55%                (12.21)%                0.80%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $ 1,193                $1,177                $   225                $  184
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          0.49%(c)              0.54%(d)               1.24%(c)              1.29%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 11.35%(c)             24.63%(d)              12.10%(c)             25.38%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                        0.82%                 0.82%                  0.82%                 0.82%
==========================================================================================================================
Ratio of net investment income to
  average net assets                         1.35%(c)              3.01%(d)               0.60%(c)              2.26%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                     25%                   20%                    25%                   20%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,159,405 and $204,794 for Class A and Class B, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


47        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                                      CLASS C                                      CLASS R
                                     ----------------------------------------     ----------------------------------------
                                                            JANUARY 31, 2007                             JANUARY 31, 2007
                                     SIX MONTHS ENDED     (COMMENCEMENT DATE)     SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                         JUNE 30,           TO DECEMBER 31,           JUNE 30,           TO DECEMBER 31,
                                           2008                   2007                  2008                   2007
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $  9.76                $10.02                $  9.77                $10.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.03                  0.21                   0.05                  0.26
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (1.23)                (0.12)                 (1.23)                (0.14)
==========================================================================================================================
     Total from investment
       operations                           (1.20)                 0.09                  (1.18)                 0.12
==========================================================================================================================
Less distributions:
  Dividends from net investment
     income                                    --                 (0.25)                    --                 (0.27)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                     --                 (0.10)                    --                 (0.10)
==========================================================================================================================
     Total distributions                       --                 (0.35)                    --                 (0.37)
==========================================================================================================================
Net asset value, end of period            $  8.56                $ 9.76                $  8.59                $ 9.77
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                            (12.30)%                0.90%                (12.08)%                1.29%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $   174                $  150                $   229                $  151
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          1.24%(c)              1.29%(d)               0.74%(c)              0.79%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                 12.10%(c)             25.38%(d)              11.60%(c)             24.88%(d)
==========================================================================================================================
Estimated acquired fund fees from
  underlying funds(e)                        0.82%                 0.82%                  0.82%                 0.82%
==========================================================================================================================
Ratio of net investment income to
  average net assets                         0.60%(c)              2.26%(d)               1.10%(c)              2.76%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                     25%                   20%                    25%                   20%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $156,997 and $175,583 for Class C and Class R, respectively.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


48        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2050 FUND


                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                      JANUARY 31, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   JUNE 30,           TO DECEMBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $  9.79                $10.02
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                             0.07                  0.31
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                      (1.23)                (0.14)
=======================================================================================================
     Total from investment operations                                 (1.16)                 0.17
=======================================================================================================
Less distributions:
  Dividends from net investment income                                   --                 (0.30)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  --                 (0.10)
=======================================================================================================
     Total distributions                                                 --                 (0.40)
=======================================================================================================
Net asset value, end of period                                      $  8.63                $ 9.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (11.85)%                1.78%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $    45                $   51
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.22%(c)              0.28%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   10.57%(c)             24.12%(d)
=======================================================================================================
Estimated acquired fund fees from underlying funds(e)                  0.82%                 0.82%
=======================================================================================================
Ratio of net investment income to average net assets                   1.62%(c)              3.27%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                               25%                   20%
_______________________________________________________________________________________________________
=======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $47,432.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.


49        AIM INDEPENDENCE FUNDS

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


50        AIM INDEPENDENCE FUNDS

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

AIM INDEPENDENCE NOW FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $961.60        $1.76       $1,023.07       $1.81        0.36%
---------------------------------------------------------------------------------------------------
        B            1,000.00        958.00         5.40        1,019.34        5.57        1.11
---------------------------------------------------------------------------------------------------
        C            1,000.00        957.00         5.40        1,019.34        5.57        1.11
---------------------------------------------------------------------------------------------------
        R            1,000.00        960.30         2.97        1,021.83        3.07        0.61
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2010 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $955.10        $1.85       $1,022.97       $1.91        0.38%
---------------------------------------------------------------------------------------------------
        B            1,000.00        952.00         5.48        1,019.24        5.67        1.13
---------------------------------------------------------------------------------------------------
        C            1,000.00        952.00         5.48        1,019.24        5.67        1.13
---------------------------------------------------------------------------------------------------
        R            1,000.00        954.00         3.06        1,021.73        3.17        0.63
---------------------------------------------------------------------------------------------------




51        AIM INDEPENDENCE FUNDS

AIM INDEPENDENCE 2020 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $926.70        $2.11       $1,022.68       $2.21        0.44%
---------------------------------------------------------------------------------------------------
        B            1,000.00        923.40         5.69        1,018.95        5.97        1.19
---------------------------------------------------------------------------------------------------
        C            1,000.00        922.40         5.69        1,018.95        5.97        1.19
---------------------------------------------------------------------------------------------------
        R            1,000.00        925.60         3.30        1,021.43        3.47        0.69
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2030 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $900.90        $2.08       $1,022.68       $2.21        0.44%
---------------------------------------------------------------------------------------------------
        B            1,000.00        896.70         5.61        1,018.95        5.97        1.19
---------------------------------------------------------------------------------------------------
        C            1,000.00        896.70         5.61        1,018.95        5.97        1.19
---------------------------------------------------------------------------------------------------
        R            1,000.00        898.80         3.26        1,021.43        3.47        0.69
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2040 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $887.10        $2.21       $1,022.53       $2.36        0.47%
---------------------------------------------------------------------------------------------------
        B            1,000.00        884.70         5.72        1,018.80        6.12        1.22
---------------------------------------------------------------------------------------------------
        C            1,000.00        884.70         5.72        1,018.80        6.12        1.22
---------------------------------------------------------------------------------------------------
        R            1,000.00        885.90         3.38        1,021.28        3.62        0.72
---------------------------------------------------------------------------------------------------



AIM INDEPENDENCE 2050 FUND



---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,3)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $880.40        $2.29       $1,022.43       $2.46        0.49%
---------------------------------------------------------------------------------------------------
        B            1,000.00        877.90         5.79        1,018.70        6.22        1.24
---------------------------------------------------------------------------------------------------
        C            1,000.00        877.00         5.79        1,018.70        6.22        1.24
---------------------------------------------------------------------------------------------------
        R            1,000.00        879.20         3.46        1,021.18        3.72        0.74
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


52        AIM INDEPENDENCE FUNDS

(3) Effective on May 1, 2008, the expense limit rate decreased for all classes of each fund. The annualized expense ratios, the actual expenses paid and the hypothetical expenses paid restated as if the rate changes had been in effect throughout the entire most recent fiscal half year for each fund are as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                      HYPOTHETICAL
                                                                (5% ANNUAL RETURN BEFORE
                                     ACTUAL                             EXPENSES)
                       ----------------------------------------------------------------------------------------------------------
                                RESTATED EXPENSES                   RESTATED EXPENSES                  RESTATED ANNUALIZED
                               PAID DURING PERIOD                  PAID DURING PERIOD                     EXPENSE RATIO
                       ----------------------------------------------------------------------------------------------------------
     SHARE CLASS       CLASS A  CLASS B  CLASS C  CLASS R  CLASS A  CLASS B  CLASS C  CLASS R  CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------------------------------------------------------------------------------------
Independence Now        $1.32    $4.97    $4.96    $2.53    $1.36    $5.12    $5.12    $2.61     0.27%    1.02%    1.02%    0.52%
---------------------------------------------------------------------------------------------------------------------------------
Independence 2010        1.46     5.10     5.10     2.67     1.51     5.27     5.27     2.77     0.30     1.05     1.05     0.55
---------------------------------------------------------------------------------------------------------------------------------
Independence 2020        1.58     5.16     5.16     2.78     1.66     5.42     5.42     2.92     0.33     1.08     1.08     0.58
---------------------------------------------------------------------------------------------------------------------------------
Independence 2030        1.70     5.23     5.23     2.88     1.81     5.57     5.57     3.07     0.36     1.11     1.11     0.61
---------------------------------------------------------------------------------------------------------------------------------
Independence 2040        1.64     5.15     5.15     2.81     1.76     5.52     5.52     3.02     0.35     1.10     1.10     0.60
---------------------------------------------------------------------------------------------------------------------------------
Independence 2050        1.68     5.18     5.18     2.85     1.81     5.57     5.57     3.07     0.36     1.11     1.11     0.61
---------------------------------------------------------------------------------------------------------------------------------




53        AIM INDEPENDENCE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(AIM INDEPENDENCE NOW FUND, AIM INDEPENDENCE 2010 FUND, AIM INDEPENDENCE 2020 FUND, AIM INDEPENDENCE 2030 FUND, AIM INDEPENDENCE
2040 FUND AND AIM INDEPENDENCE 2050 FUND)

The Board of Trustees (the Board) of AIM        In addition to their meetings             their meetings throughout the year as part
Growth Series (the Trust) is required        throughout the year, the Sub-Committees      of their ongoing oversight of such Fund.
under the Investment Company Act of 1940     meet at designated contract renewal          Each Fund's investment advisory agreement
to approve annually the renewal of each      meetings each year to conduct an in-depth    and sub-advisory agreements were
series portfolio of the Trust's (each, a     review of the performance, fees and          considered separately, although the Board
Fund) investment advisory agreement with     expenses of their assigned funds. During     also considered the common interests of
Invesco Aim Advisors, Inc. (Invesco Aim).    the contract renewal process, the Trustees   all of the AIM Funds in their
During contract renewal meetings held on     receive comparative performance and fee      deliberations. The Board considered all of
June 18-19, 2008, the Board as a whole and   data regarding the AIM Funds (other than     the information provided to them and did
the disinterested or "independent"           the Funds) prepared by an independent        not identify any particular factor that
Trustees, voting separately, approved the    company, Lipper, Inc. (Lipper), under the    was controlling. Each Trustee may have
continuance of each Fund's investment        direction and supervision of the             evaluated the information provided
advisory agreement for another year,         independent Senior Officer who also          differently from one another and
effective July 1, 2008. In doing so, the     prepares a separate analysis of this         attributed different weight to the various
Board determined that each Fund's            information for the Trustees. Each           factors. The Trustees recognized that the
investment advisory agreement is in the      Sub-Committee then makes recommendations     advisory arrangements and resulting
best interests of the Fund and its           to the Investments Committee regarding the   advisory fees for each Fund and the other
shareholders and that the compensation to    performance, fees and expenses of their      AIM Funds are the result of years of
Invesco Aim under each Fund's investment     assigned funds. The Investments Committee    review and negotiation between the
advisory agreement is fair and reasonable.   considers each Sub-Committee's               Trustees and Invesco Aim, that the
                                             recommendations and makes its own            Trustees may focus to a greater extent on
   The independent Trustees met separately   recommendations regarding the performance,   certain aspects of these arrangements in
during their evaluation of each Fund's       fees and expenses of the AIM Funds to the    some years than in others, and that the
investment advisory agreement with           full Board. The Investments Committee also   Trustees' deliberations and conclusions in
independent legal counsel from whom they     considers each Sub-Committee's               a particular year may be based in part on
received independent legal advice, and the   recommendations in making its annual         their deliberations and conclusions of
independent Trustees also received           recommendation to the Board whether to       these same arrangements throughout the
assistance during their deliberations from   approve the continuance of each AIM Fund's   year and in prior years.
the independent Senior Officer, a            investment advisory agreement and
full-time officer of the AIM Funds who       sub-advisory agreements for another year.    FACTORS AND CONCLUSIONS AND SUMMARY OF
reports directly to the independent                                                       INDEPENDENT WRITTEN FEE EVALUATION
Trustees.                                       The independent Trustees are assisted     The discussion below serves as a summary
                                             in their annual evaluation of each Fund's    of the Senior Officer's independent
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement by the         written evaluation with respect to each
The Board's Investments Committee has        independent Senior Officer. One              Fund's investment advisory agreement as
established three Sub-Committees that are    responsibility of the Senior Officer is to   well as a discussion of the material
responsible for overseeing the management    manage the process by which the AIM Funds'   factors and related conclusions that
of a number of the series portfolios of      proposed management fees are negotiated      formed the basis for the Board's approval
the AIM Funds. This Sub-Committee            during the annual contract renewal process   of each Fund's investment advisory
structure permits the Trustees to focus on   to ensure that they are negotiated in a      agreement and sub-advisory agreements.
the performance of the AIM Funds that have   manner that is at arms' length and           Unless otherwise stated, information set
been assigned to them. The Sub-Committees    reasonable. Accordingly, the Senior          forth below is as of June 19, 2008 and
meet throughout the year to review the       Officer must either supervise a              does not reflect any changes that may have
performance of their assigned funds, and     competitive bidding process or prepare an    occurred since that date, including but
the Sub-Committees review monthly and        independent written evaluation. The Senior   not limited to changes to a Fund's
quarterly comparative performance            Officer has recommended that an              performance, advisory fees, expense
information and periodic asset flow data     independent written evaluation be provided   limitations and/or fee waivers.
for their assigned funds. These materials    and, at the direction of the Board, has
are prepared under the direction and         prepared an independent written              I. Investment Advisory Agreement
supervision of the independent Senior        evaluation.
Officer. Over the course of each year, the                                                   A. Nature, Extent and Quality of
Sub-Committees meet with portfolio              During the annual contract renewal              Services Provided by Invesco Aim
managers for their assigned funds and        process, the Board considered the factors
other members of management and review       discussed below under the heading "Factors   The Board reviewed the advisory services
with these individuals the performance,      and Conclusions and Summary of Independent   provided to each Fund by Invesco Aim under
investment objective(s), policies,           Written Fee Evaluation" in evaluating the    the Fund's investment advisory agreement,
strategies and limitations of these funds.   fairness and reasonableness of each Fund's   the performance of Invesco Aim in
                                             investment advisory agreement and            providing these services, and the
                                             sub-advisory agreements at the contract      credentials and experience of the officers
                                             renewal meetings and at                      and employees of Invesco Aim who provide
                                                                                          these services. The Board's review of

                                                                                                                           continued


54  AIM INDEPENDENCE FUNDS

the qualifications of Invesco Aim to         of funds and invests its assets in           each Fund. The Board noted that Invesco
provide these services included the          underlying funds rather than directly in     Aim continues to operate at a net profit,
Board's consideration of Invesco Aim's       individual securities. The Board noted       although increased expenses in recent
portfolio and product review process,        that Invesco Aim does not charge the Funds   years have reduced the profitability of
various back office support functions        any advisory fees pursuant to the Funds'     Invesco Aim and its affiliates. The Board
provided by Invesco Aim and its              investment advisory agreement, although      concluded that each Fund's fees were fair
affiliates, and Invesco Aim's equity and     the underlying funds in which the Funds      and reasonable, and that the level of
fixed income trading operations. The Board   invest pay Invesco Aim advisory fees.        profits realized by Invesco Aim and its
concluded that the nature, extent and        Because Invesco Aim does not charge the      affiliates from providing services to each
quality of the advisory services provided    Funds any advisory fees, the Board did not   Fund was not excessive in light of the
to each Fund by Invesco Aim were             rely upon any comparison of services and     nature, quality and extent of the services
appropriate and that Invesco Aim currently   fees under advisory contracts with other     provided. The Board considered whether
is providing satisfactory advisory           funds or products advised by Invesco Aim     Invesco Aim is financially sound and has
services in accordance with the terms of     and its affiliates.                          the resources necessary to perform its
each Fund's investment advisory agreement.                                                obligations under the Funds' investment
In addition, based on their ongoing             The Board noted that Invesco Aim has      advisory agreement, and concluded that
meetings throughout the year with each       contractually agreed to waive fees and/or    Invesco Aim has the financial resources
Fund's portfolio manager or managers, the    limit expenses of each Fund through at       necessary to fulfill these obligations.
Board concluded that these individuals are   least June 30, 2009 in an amount necessary
competent and able to continue to carry      to limit total annual operating expenses        F. Independent Written Evaluation of
out their responsibilities under each        to a specified percentage of average daily         the Fund's Senior Officer
Fund's investment advisory agreement.        net assets for each class of the Fund. The
                                             Board considered the contractual nature of   The Board noted that, at their direction,
   In determining whether to continue each   this fee waiver and noted that it remains    the Senior Officer of the Funds, who is
Fund's investment advisory agreement, the    in effect until at least June 30, 2009.      independent of Invesco Aim and Invesco
Board considered the prior relationship      The Board also noted that Invesco Aim had    Aim's affiliates, had prepared an
between Invesco Aim and the Fund, as well    recently increased the amount that it is     independent written evaluation to assist
as the Board's knowledge of Invesco Aim's    contractually waiving. The Board also        the Board in determining the
operations, and concluded that it was        considered the effect this expense           reasonableness of the proposed management
beneficial to maintain the current           limitation would have on each Fund's         fees of the AIM Funds, including the
relationship, in part, because of such       estimated total expenses.                    Funds. The Board noted that they had
knowledge. The Board also considered the                                                  relied upon the Senior Officer's written
steps that Invesco Aim and its affiliates       D. Economies of Scale and Breakpoints     evaluation instead of a competitive
have taken over the last several years to                                                 bidding process. In determining whether to
improve the quality and efficiency of the    The Board noted that Invesco Aim does not    continue each Fund's investment advisory
services they provide to the AIM Funds in    charge the Funds any advisory fees           agreement, the Board considered the Senior
the areas of investment performance,         pursuant to the Funds' investment advisory   Officer's written evaluation.
product line diversification,                agreement, although the underlying funds
distribution, fund operations, shareholder   in which the Funds invest pay Invesco Aim       G. Collateral Benefits to Invesco Aim
services and compliance. The Board           advisory fees. The Board also noted that           and its Affiliates
concluded that the quality and efficiency    each Fund shares directly in economies of
of the services Invesco Aim and its          scale through lower fees charged by third    The Board considered various other
affiliates provide to the AIM Funds in       party service providers based on the         benefits received by Invesco Aim and its
each of these areas have generally           combined size of all of the AIM Funds and    affiliates resulting from Invesco Aim's
improved, and support the Board's approval   affiliates.                                  relationship with the Funds, including the
of the continuance of each Fund's                                                         fees received by Invesco Aim and its
investment advisory agreement.                  E. Profitability and Financial            affiliates for their provision of
                                                   Resources of Invesco Aim               administrative, transfer agency and
   B. Fund Performance                                                                    distribution services to the Funds. The
                                             The Board reviewed information from          Board considered the performance of
The Board noted that as of the end of the    Invesco Aim concerning the costs of the      Invesco Aim and its affiliates in
calendar year the Funds had not been in      advisory and other services that Invesco     providing these services and the
operation for a full calendar year. The      Aim and its affiliates provide to each       organizational structure employed by
Board considered the steps Invesco Aim has   Fund and the profitability of Invesco Aim    Invesco Aim and its affiliates to provide
taken over the last several years to         and its affiliates in providing these        these services. The Board also considered
improve the quality and efficiency of the    services. The Board also reviewed            that these services are provided to each
services that Invesco Aim provides to the    information concerning the financial         Fund pursuant to written contracts which
AIM Funds. The Board concluded that          condition of Invesco Aim and its             are reviewed and approved on an annual
Invesco Aim continues to be responsive to    affiliates. The Board also reviewed with     basis by the Board. The Board concluded
the Board's focus on fund performance.       Invesco Aim the methodology used to          that Invesco Aim and its affiliates were
                                             prepare the profitability information. The   providing these services in a satisfactory
   C. Advisory Fees and Fee Waivers          Board considered the overall profitability   manner and in accordance with the terms of
                                             of Invesco Aim, as well as the               their contracts, and were qualified to
The Board noted that each Fund is a fund     profitability of Invesco Aim in connection   continue to provide
                                             with managing

                                                                                                                           continued


55  AIM INDEPENDENCE FUNDS

these services to each Fund.                 countries or on various types of
                                             investments and investment techniques, and
   The Board considered the benefits         providing investment advisory services.
realized by Invesco Aim as a result of       The Board concluded that the sub-advisory
portfolio brokerage transactions executed    agreements will benefit each Fund and its
through "soft dollar" arrangements. Under    shareholders by permitting Invesco Aim to
these arrangements, portfolio brokerage      utilize the additional resources and
commissions paid by the Funds and/or other   talent of the Affiliated Sub-Advisers in
funds advised by Invesco Aim are used to     managing the Fund.
pay for research and execution services.
The Board noted that soft dollar                B. Fund Performance
arrangements shift the payment obligation
for the research and execution services      The Board did not view Fund performance
from Invesco Aim to the funds and            as a relevant factor in considering
therefore may reduce Invesco Aim's           whether to approve the sub-advisory
expenses. The Board also noted that          agreements for each Fund, as no Affiliated
research obtained through soft dollar        Sub-Adviser currently determines the
arrangements may be used by Invesco Aim in   allocation of any portion of each Fund's
making investment decisions for each Fund    assets, although an Affiliated Sub-Adviser
and may therefore benefit Fund               may indirectly manage a portion of each
shareholders. The Board concluded that       Fund's assets allocated to an underlying
Invesco Aim's soft dollar arrangements       fund.
were appropriate. The Board also concluded
that, based on their review and                 C. Sub-Advisory Fees
representations made by Invesco Aim, these
arrangements were consistent with            The Board considered the services to be
regulatory requirements.                     provided by the Affiliated Sub-Advisers
                                             pursuant to the sub-advisory agreements
II. Sub-Advisory Agreements                  and the services to be provided by Invesco
                                             Aim pursuant to each Fund's investment
   A. Nature, Extent and Quality of          advisory agreement, as well as the
      Services Provided by Affiliated        allocation of fees between Invesco Aim and
      Sub-Advisers                           the Affiliated Sub-Advisers pursuant to
                                             the sub-advisory agreements. The Board
The Board reviewed the services to be        noted that the sub-advisory fees have no
provided by AIM Funds Management Inc.,       direct effect on each Fund or its
Invesco Trimark Ltd., Invesco Asset          shareholders, as they are paid by Invesco
Management Deutschland, GmbH, Invesco        Aim to the Affiliated Sub-Advisers, and
Asset Management Limited, Invesco Asset      that Invesco Aim and the Affiliated
Management (Japan) Limited, Invesco          Sub-Advisers are affiliates. The Board
Australia Limited, Invesco Global Asset      also noted that the Affiliated
Management (N.A.), Inc., Invesco Hong Kong   Sub-Advisers only receive a percentage of
Limited, Invesco Institutional (N.A.),       the compensation that Invesco Aim receives
Inc. and Invesco Senior Secured              pursuant to each Fund's investment
Management, Inc. (collectively, the          advisory agreement, and as described
"Affiliated Sub-Advisers") under the         above, each Fund is a fund of funds and
sub-advisory agreements and the              Invesco Aim does not charge each Fund any
credentials and experience of the officers   advisory fees.
and employees of the Affiliated
Sub-Advisers who will provide these             D. Financial Resources of the
services. The Board concluded that the             Affiliated Sub-Advisers
nature, extent and quality of the services
to be provided by the Affiliated             The Board considered whether each
Sub-Advisers were appropriate. The Board     Affiliated Sub-Adviser is financially
noted that the Affiliated Sub-Advisers,      sound and has the resources necessary to
which have offices and personnel that are    perform its obligations under its
geographically dispersed in financial        respective sub-advisory agreement, and
centers around the world, have been formed   concluded that each Affiliated Sub-Adviser
in part for the purpose of researching and   has the financial resources necessary to
compiling information and making             fulfill these obligations.
recommendations on the markets and
economies of various countries and
securities of companies located in such


56  AIM INDEPENDENCE FUNDS

[INVESCO AIM LOGO]             Supplement to Semiannual Report dated 6/30/08
- SERVICE MARK -

                               AIM INDEPENDENCE FUNDS

                               AIM Independence Now Fund

                               AIM Independence 2010 Fund

                               AIM Independence 2020 Fund

                               AIM Independence 2030 Fund

                               AIM Independence 2040 Fund

                               AIM Independence 2050 Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Information on your Fund's expenses following the performance pages.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

invescoaim.com   IND-INS-2   Invesco Aim Distributors, Inc.

Supplement to Semiannual Report dated 6/30/08

==========================================   ==========================================   ==========================================
AIM INDEPENDENCE NOW FUND                    AIM INDEPENDENCE 2010 FUND                   AIM INDEPENDENCE 2020 FUND

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

For periods ended 6/30/08                    For periods ended 6/30/08                    For periods ended 6/30/08
Inception (1/31/07)           -0.16%         Inception (1/31/07)           -0.41%         Inception (1/31/07)           -3.36%
   1 Year                     -3.12             1 Year                     -3.75             1 Year                     -8.28
   6 Months*                  -3.83             6 Months*                  -4.29             6 Months*                  -7.31

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio              0.70%(1, 2)   Net Expense Ratio              0.74%(1, 2)   Net Expense Ratio              0.86%(1, 2)
Total Expense Ratio           29.03%(1, 2)   Total Expense Ratio           16.72%(1, 2)   Total Expense Ratio           10.45%(1, 2)
==========================================   ==========================================   ==========================================

==========================================   ==========================================   ==========================================
AIM INDEPENDENCE 2030 FUND                   AIM INDEPENDENCE 2040 FUND                   AIM INDEPENDENCE 2050 FUND

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

For periods ended 6/30/08                    For periods ended 6/30/08                    For periods ended 6/30/08
Inception (1/31/07)           -5.59%         Inception (1/31/07)           -6.66%         Inception (1/31/07)           -7.40%
   1 Year                    -12.17             1 Year                    -13.74             1 Year                    -14.78
   6 Months*                  -9.80             6 Months*                 -11.08             6 Months*                 -11.85

*  Cumulative total return that has not      *  Cumulative total return that has not      *  Cumulative total return that has not
   been annualized                              been annualized                              been annualized

Net Expense Ratio              0.91%(1, 2)   Net Expense Ratio              0.90%(1, 2)   Net Expense Ratio              0.90%(1, 2)
Total Expense Ratio           13.87%(1, 2)   Total Expense Ratio           22.67%(1, 2)   Total Expense Ratio           24.94%(1, 2)
==========================================   ==========================================   ==========================================

Institutional Class shares have no sales     report for information on comparative        (1) Total annual operating expenses less
charge; therefore, performance is at net     benchmarks. Please consult your Fund             any contractual fee waivers and/or
asset value (NAV). Performance of            prospectus for more information. For the         expense reimbursements by the advisor
Institutional Class shares will differ       most current month-end performance, please       in effect through at least June 30,
from performance of other share classes      call 800 451 4246 or visit invescoaim.com.       2009. See current prospectus for more
primarily due to differing sales charges                                                      information.
and class expenses.                             Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would       (2) The expense ratio includes estimated
   Please note that past performance is      have been lower.                                 acquired fund fees and expenses of the
not indicative of future results. More                                                        underlying funds in which the Fund
recent returns may be more or less than                                                       invests of 0.68% for AIM Independence
those shown. All returns assume                                                               Now Fund; 0.70% for AIM Independence
reinvestment of distributions at NAV.                                                         2010 Fund; 0.78% for AIM Independence
Investment return and principal value will                                                    2020 Fund; 0.80% for AIM Independence
fluctuate so your shares, when redeemed,                                                      2030 Fund; 0.81% for AIM Independence
may be worth more or less than their                                                          2040 Fund and 0.82% for AIM
original cost. See full                                                                       Independence 2050 Fund.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
      INSTITUTIONAL       ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)  PERIOD(2,3)    (06/30/08)   PERIOD(2,4)   RATIO(2)
-----------------------------------------------------------------------------------------------------------
  AIM Independence Now
           Fund             $1,000.00       $961.70        $0.54       $1,024.32       $0.55        0.11%
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2010
           Fund              1,000.00        957.10         0.63        1,024.22        0.65        0.13
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2020
           Fund              1,000.00        926.90         0.91        1,023.92        0.96        0.19
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2030
           Fund              1,000.00        902.00         0.90        1,023.92        0.96        0.19
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2040
           Fund              1,000.00        889.20         0.99        1,023.82        1.06        0.21
-----------------------------------------------------------------------------------------------------------
  AIM Independence 2050
           Fund              1,000.00        881.50         1.03        1,023.77        1.11        0.22
-----------------------------------------------------------------------------------------------------------


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective on May 1, 2008, the expense limit rate decreased for Institutional Class for each Fund. The annualized expense ratio restated as if this change had been in effect throughout the entire most recent fiscal half year is 0.02%, 0.05%, 0.08%, 0.11%, 0.09% and 0.09% for AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund, respectively.
(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.10, $0.24, $0.38, $0.52, $0.42 and $0.42 for AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund, respectively.
(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.10, $0.25, $0.40, $0.55, $0.45 and $0.45 for AIM Independence Now Fund,
    AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund, respectively.


AIM INDEPENDENCE FUNDS

PROXY RESULTS

AIM INDEPENDENCE NOW FUND
AIM INDEPENDENCE 2010 FUND
AIM INDEPENDENCE 2020 FUND
AIM INDEPENDENCE 2030 FUND
AIM INDEPENDENCE 2040 FUND
AIM INDEPENDENCE 2050 FUND

Special Meetings ("Meetings") of Shareholders of AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund, all investment portfolios of AIM Growth Series, a Delaware statutory trust ("Trust"), were held on February 29, 2008. The Meetings were held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                          VOTES          WITHHELD/           BROKER
MATTER                                                  VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
--------------------------------------------------------------------------------------------------------------------
AIM Independence Now Fund............................     73,873            128                0             40,569
AIM Independence 2010 Fund...........................    134,828          7,194            1,184             51,157
AIM Independence 2020 Fund...........................    191,367          2,127            4,233             64,975
AIM Independence 2030 Fund...........................    112,254            390            1,609             53,217
AIM Independence 2040 Fund...........................     76,265            145                0             13,998
AIM Independence 2050 Fund...........................     81,173          1,446              502             14,923



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   182,780,828        23,098,525         6,564,572         57,247,667



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


57        AIM INDEPENDENCE FUNDS

====================================================================================================================================
EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                      HOW DO I SIGN UP?

Register for eDelivery to:                                        It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.               1. Log in to your account.

-  reduce the amount of paper you receive.                        2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for        3. Select "Register for eDelivery" and complete the consent
   the mail.                                                         process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

   If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment
advisors for the products and services represented by Invesco Aim; they each provide                  [INVESCO AIM LOGO]
investment advisory services to individual and institutional clients and do not sell                   - SERVICE MARK -
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management,
Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset
Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                         invescoaim.com   IND-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INTERNATIONAL ALLOCATION FUND
- SERVICE MARK -               Semiannual Report to Shareholders - June 30, 2008

                                               [MOUNTAIN GRAPHIC]

AIM Investments                2    Fund Performance
became INVESCO AIM             3    Letter to Shareholders
on March 31, 2008.             4    Schedule of Investments
                               5    Financial Statements
For more details, go to        8    Notes to Financial Statements
invescoaim.com                 13   Financial Highlights
                               19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -13.01%
Class B Shares                                                                  -13.37
Class C Shares                                                                  -13.31
Class R Shares                                                                  -13.17
MSCI EAFE Index(triangle) (Broad Market Index and Style-Specific Index)         -10.96
Lipper International Multi-Cap Core Funds Index(triangle) (Peer Group Index)    -10.87

(triangle)Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The LIPPER INTERNATIONAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper International Multi-Cap Core
Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================   DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DECLINES FROM 5% BEGINNING AT THE
AVERAGE ANNUAL TOTAL RETURNS                 PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL      OF THE SEVENTH YEAR. THE CDSC ON CLASS C
As of 6/30/08, including maximum             VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    SHARES IS 1% FOR THE FIRST YEAR AFTER
applicable sales charges                     A GAIN OR LOSS WHEN YOU SELL SHARES.         PURCHASE. CLASS R SHARES DO NOT HAVE A
                                                                                          FRONT-END SALES CHARGE; RETURNS SHOWN ARE
CLASS A SHARES                                  THE NET ANNUAL FUND OPERATING EXPENSE     AT NET ASSET VALUE AND DO NOT REFLECT A
Inception (10/31/05)                 8.29%   RATIO SET FORTH IN THE MOST RECENT FUND      0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
 1 Year                            -18.10    PROSPECTUS AS OF THE DATE OF THIS REPORT     REDEMPTION OF RETIREMENT PLAN ASSETS
                                             FOR CLASS A, CLASS B, CLASS C AND CLASS R    WITHIN THE FIRST YEAR.
CLASS B SHARES                               SHARES WAS 1.40%, 2.15%, 2.15% AND 1.65%,
Inception (10/31/05)                 8.83%   RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND        THE PERFORMANCE OF THE FUND'S SHARE
 1 Year                            -18.13    OPERATING EXPENSE RATIO SET FORTH IN THE     CLASSES WILL DIFFER PRIMARILY DUE TO
                                             MOST RECENT FUND PROSPECTUS AS OF THE        DIFFERENT SALES CHARGE STRUCTURES AND
CLASS C SHARES                               DATE OF THIS REPORT FOR CLASS A, CLASS B,    CLASS EXPENSES.
Inception (10/31/05)                 9.80%   CLASS C AND CLASS R SHARES WAS 1.56%,
 1 Year                            -14.73    2.31%, 2.31% AND 1.81%(2), RESPECTIVELY.        HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             THE EXPENSE RATIOS PRESENTED ABOVE MAY       REIMBURSED EXPENSES, PERFORMANCE WOULD
CLASS R SHARES                               VARY FROM THE EXPENSE RATIOS PRESENTED IN    HAVE BEEN LOWER.
Inception (10/31/05)                10.34%   OTHER SECTIONS OF THIS REPORT THAT ARE
 1 Year                            -13.48    BASED ON EXPENSES INCURRED DURING THE           A REDEMPTION FEE OF 2% WILL BE IMPOSED
==========================================   PERIOD COVERED BY THIS REPORT.               ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
                                                                                          OF THE FUND WITHIN 30 DAYS OF PURCHASE.
THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS THE    EXCEPTIONS TO THE REDEMPTION FEE ARE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B      LISTED IN THE FUND'S PROSPECTUS.
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES     (1)  Total annual operating expenses less
PLEASE VISIT INVESCOAIM.COM FOR THE MOST     CHARGE (CDSC) FOR THE PERIOD INVOLVED.            any contractual fee waivers and/or
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE CDSC ON CLASS B                               expense reimbursements by the
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                      advisor are in effect through at
CHANGES IN NET ASSET VALUE AND THE EFFECT                                                      least June 30, 2009. See current
OF THE MAXIMUM SALES CHARGE UNLESS                                                             prospectus for more information.
OTHERWISE STATED. PERFORMANCE FIGURES DO
NOT REFLECT                                                                               (2)  The expense ratio includes acquired
                                                                                               fund fees and expenses of the
                                                                                               underlying funds in which the Fund
                                                                                               invests of 0.96% for AIM
                                                                                               International Allocation Fund.


2   AIM INTERNATIONAL ALLOCATION FUND

                                    Dear Fellow Shareholders:

                                    As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the correction of excess is
        [CROCKETT PHOTO]            often painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests
         Bruce Crockett             first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                       We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM
                                    Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a
                                    Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
                                    Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

                                       At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment
                                    Advisory Agreement Renewals."

                                       We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as
                                    "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

                                       As always, you are welcome to e-mail your questions or comments to me at
                                    bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

                                       We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM INTERNATIONAL ALLOCATION FUND

AIM INTERNATIONAL ALLOCATION FUND
PORTFOLIO COMPOSITION

By asset class, based on Net Assets
as of June 30, 2008




                                                                                 % OF TOTAL NET
                                                                      TARGET      ASSETS AS OF
ASSET CLASS                                                         ALLOCATION      06/30/08
-----------------------------------------------------------------------------------------------
Emerging Markets                                                        5.00%          5.11%
-----------------------------------------------------------------------------------------------
International/Global Blend                                             35.00          34.48
-----------------------------------------------------------------------------------------------
International/Global Growth                                            32.50          32.35
-----------------------------------------------------------------------------------------------
International/Global Value                                             27.50          28.46
-----------------------------------------------------------------------------------------------
Other Assets Less Liabilities                                                         (0.40)
_______________________________________________________________________________________________
===============================================================================================





SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)



                                                                                           CHANGE IN
                                        % OF                                              UNREALIZED
                                         NET       VALUE      PURCHASES     PROCEEDS     APPRECIATION     REALIZED   DIVIDEND
                                       ASSETS    12/31/07      AT COST     FROM SALES   (DEPRECIATION)  GAIN (LOSS)   INCOME
-----------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS IN AFFILIATED
  ISSUERS-100.40%(a)

AIM Developing Markets Fund              5.11% $ 22,480,628  $   613,871  $ (1,972,276)  $ (3,502,779)   $  539,543     $--
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Core Equity Fund(b)          28.46%  111,578,603    8,987,395    (4,676,398)   (14,641,613)      (97,158)     --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund      34.48%  145,204,135    4,408,653    (8,898,240)   (18,642,272)      477,089      --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           22.59%   95,117,220    2,762,419    (6,224,317)   (12,406,273)    1,067,312      --
-----------------------------------------------------------------------------------------------------------------------------
AIM International Small Co. Fund         9.76%   40,595,010    2,087,661    (1,669,083)    (6,090,928)     (236,797)     --
=============================================================================================================================
TOTAL INVESTMENTS IN AFFILIATED
  UNDERLYING FUNDS (Cost
  $408,601,777)                        100.40%  414,975,596   18,859,999   (23,440,314)   (55,283,865)    1,749,989      --
=============================================================================================================================
OTHER ASSETS LESS LIABILITIES           (0.40)%
=============================================================================================================================
NET ASSETS                             100.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                         SHARES       VALUE
                                        06/30/08    06/30/08
--------------------------------------------------------------

SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-100.40%(a)

AIM Developing Markets Fund              622,309  $ 18,158,987
--------------------------------------------------------------
AIM Global Core Equity Fund(b)         7,367,140   101,150,829
--------------------------------------------------------------
AIM International Core Equity Fund     9,741,603   122,549,365
--------------------------------------------------------------
AIM International Growth Fund          2,813,183    80,316,361
--------------------------------------------------------------
AIM International Small Co. Fund       1,823,652    34,685,863
==============================================================
TOTAL INVESTMENTS IN AFFILIATED
  UNDERLYING FUNDS (Cost
  $408,601,777)                                    356,861,405
==============================================================
OTHER ASSETS LESS LIABILITIES                       (1,417,707)
==============================================================
NET ASSETS                                        $355,443,698
______________________________________________________________
==============================================================




Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.
(b) Effective July 24, 2008, AIM Global Value Fund name changed to AIM Global Core Equity Fund.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments in affiliated underlying funds, at value (Cost
  $408,601,777)                                                     $356,861,405
--------------------------------------------------------------------------------
Receivables for:
  Investments sold -- affiliated underlying funds                        414,559
--------------------------------------------------------------------------------
  Fund shares sold                                                       475,651
--------------------------------------------------------------------------------
  Fund expenses absorbed                                                   6,443
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          7,587
--------------------------------------------------------------------------------
Other assets                                                              27,946
================================================================================
     Total assets                                                    357,793,591
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                               1,991,875
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             291,567
--------------------------------------------------------------------------------
  Accrued operating expenses                                              51,448
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        15,003
================================================================================
     Total liabilities                                                 2,349,893
================================================================================
Net assets applicable to shares outstanding                         $355,443,698
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $381,086,384
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                            (1,130,861)
--------------------------------------------------------------------------------
Undistributed net realized gain                                       27,228,547
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (51,740,372)
================================================================================
                                                                    $355,443,698
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $242,629,581
________________________________________________________________________________
================================================================================
Class B                                                             $ 34,312,731
________________________________________________________________________________
================================================================================
Class C                                                             $ 74,114,627
________________________________________________________________________________
================================================================================
Class R                                                             $  4,274,762
________________________________________________________________________________
================================================================================
Institutional Class                                                 $    111,997
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               19,723,306
________________________________________________________________________________
================================================================================
Class B                                                                2,817,045
________________________________________________________________________________
================================================================================
Class C                                                                6,086,862
________________________________________________________________________________
================================================================================
Class R                                                                  348,632
________________________________________________________________________________
================================================================================
Institutional Class                                                        9,072
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      12.30
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.30 divided by 94.50%)                  $      13.02
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      12.18
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      12.18
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $      12.26
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      12.35
________________________________________________________________________________
================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Other Income                                                                        $         61
================================================================================================


EXPENSES:

Administrative services fees                                                              63,227
------------------------------------------------------------------------------------------------
Custodian fees                                                                             3,981
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                320,407
------------------------------------------------------------------------------------------------
  Class B                                                                                182,330
------------------------------------------------------------------------------------------------
  Class C                                                                                398,529
------------------------------------------------------------------------------------------------
  Class R                                                                                 10,656
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     472,192
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                          15
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 12,900
------------------------------------------------------------------------------------------------
Other                                                                                     88,949
================================================================================================
     Total expenses                                                                    1,553,186
================================================================================================
Less: Expenses reimbursed and expense offset arrangement(s)                             (300,525)
================================================================================================
     Net expenses                                                                      1,252,661
================================================================================================
Net investment income (loss)                                                          (1,252,600)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from affiliated underlying fund shares                               1,748,659
================================================================================================
Change in net unrealized appreciation (depreciation) of affiliated underlying
  fund shares                                                                        (55,283,865)
================================================================================================
Net gain (loss) from affiliated underlying funds                                     (53,535,206)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(54,787,806)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $ (1,252,600)   $  6,627,647
------------------------------------------------------------------------------------------------------
  Net realized gain                                                          1,748,659      27,481,521
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (55,283,865)     (8,732,328)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (54,787,806)     25,376,840
======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --      (4,912,958)
------------------------------------------------------------------------------------------------------
  Class B                                                                           --        (482,883)
------------------------------------------------------------------------------------------------------
  Class C                                                                           --      (1,057,738)
------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (64,616)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --          (1,257)
======================================================================================================
     Total distributions from net investment income                                 --      (6,519,452)
======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (4,929,576)
------------------------------------------------------------------------------------------------------
  Class B                                                                           --        (724,382)
------------------------------------------------------------------------------------------------------
  Class C                                                                           --      (1,586,910)
------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (73,236)
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --          (1,132)
======================================================================================================
     Total distributions from net realized gains                                    --      (7,315,236)
======================================================================================================
Share transactions-net:
  Class A                                                                     (608,430)    142,842,274
------------------------------------------------------------------------------------------------------
  Class B                                                                     (728,209)     17,259,257
------------------------------------------------------------------------------------------------------
  Class C                                                                   (3,863,431)     47,695,599
------------------------------------------------------------------------------------------------------
  Class R                                                                      649,803       3,114,835
------------------------------------------------------------------------------------------------------
  Institutional Class                                                           60,501         (11,107)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (4,489,766)    210,900,858
======================================================================================================
     Net increase (decrease) in net assets                                 (59,277,572)    222,443,010
======================================================================================================


NET ASSETS:

  Beginning of period                                                      414,721,270     192,278,260
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(1,130,861) and $121,739, respectively)                          $355,443,698    $414,721,270
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide long-term growth of capital. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). The Advisor may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


8        AIM INTERNATIONAL ALLOCATION FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

        Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco Aim indirectly as a shareholder of the underlying funds.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.18% of average daily net assets, respectively, through at least June 30, 2009. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) 12b-1 plan payments, if any; (ii) interest;
(iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  For the six months ended June 30, 2008, the Advisor reimbursed class level expenses of $291,812 for Class A, Class B, Class C and Class R shares in proportion to the relative net assets of such classes.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


9        AIM INTERNATIONAL ALLOCATION FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $61,299 in front-end sales commissions from the sale of Class A shares and $13,210, $38,068, $15,878 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $356,861,405
--------------------------------------
Level 2                            --
--------------------------------------
Level 3                            --
======================================
                         $356,861,405
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,713.


10        AIM INTERNATIONAL ALLOCATION FUND

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,963 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $18,859,999 and $23,440,314, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  1,111,991
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (52,853,131)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(51,741,140)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $408,602,545.




11        AIM INTERNATIONAL ALLOCATION FUND

NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,202,070     $ 41,617,068     11,880,798     $169,089,634
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       450,112        5,803,486      1,674,498       23,632,252
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       657,826        8,490,797      3,826,633       54,094,130
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       101,423        1,312,625        237,750        3,410,218
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             4,531           60,500          3,740           53,500
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --        670,710        9,282,552
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --         82,234        1,130,716
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        183,014        2,516,072
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --          9,911          136,869
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --            172            2,389
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       152,842        1,980,155        220,322        3,154,290
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (154,080)      (1,980,155)      (222,068)      (3,154,290)
========================================================================================================================
Reacquired:(b)
  Class A                                                    (3,437,315)     (44,205,653)    (2,707,228)     (38,684,202)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (357,532)      (4,551,540)      (306,637)      (4,349,421)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (964,031)     (12,354,228)      (627,331)      (8,914,603)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (51,090)        (662,822)       (30,039)        (432,252)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --                1         (4,567)         (66,996)
========================================================================================================================
                                                               (395,244)    $ (4,489,766)    14,891,912     $210,900,858
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $7,189 and $15,005 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.


12        AIM INTERNATIONAL ALLOCATION FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                  ------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER        OCTOBER 31,2005
                                                  SIX MONTHS ENDED              31,              (COMMENCEMENT DATE)
                                                      JUNE 30,         ---------------------       TO DECEMBER 31,
                                                        2008             2007         2006               2005
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  14.14         $  13.29     $  10.71            $10.12
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                        (0.03)            0.32         0.42              0.32
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (1.81)            1.05         2.41              0.47
====================================================================================================================
     Total from investment operations                    (1.84)            1.37         2.83              0.79
====================================================================================================================
Less distributions:
  Dividends from net investment income                       -            (0.26)       (0.23)            (0.20)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      -            (0.26)       (0.02)                -
====================================================================================================================
     Total distributions                                     -            (0.52)       (0.25)            (0.20)
====================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00             0.00         0.00                 -
====================================================================================================================
Net asset value, end of period                        $  12.30         $  14.14     $  13.29            $10.71
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                         (13.01)%          10.37%       26.42%             7.78%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $242,630         $280,140     $129,474            $5,848
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       0.43%(c)         0.44%        0.44%             0.43%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       0.58%(c)         0.60%        0.84%             7.30%(d)
--------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                0.96%            0.96%        1.01%             1.15%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     (0.43)%(c)        2.25%        3.36%            17.87%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(f)                                   5%               2%           2%              0.3%
____________________________________________________________________________________________________________________
====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $257,733,936.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



13        AIM INTERNATIONAL ALLOCATION FUND

                                                                                CLASS B
                                                   ----------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER       OCTOBER 31,2005
                                                   SIX MONTHS ENDED             31,             (COMMENCEMENT DATE)
                                                       JUNE 30,         -------------------       TO DECEMBER 31,
                                                         2008             2007        2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 14.06         $ 13.23     $ 10.70            $10.12
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         (0.08)           0.21        0.32              0.31
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (1.80)           1.05        2.41              0.46
===================================================================================================================
     Total from investment operations                     (1.88)           1.26        2.73              0.77
===================================================================================================================
Less distributions:
  Dividends from net investment income                        -           (0.17)      (0.18)            (0.19)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       -           (0.26)      (0.02)                -
===================================================================================================================
     Total distributions                                      -           (0.43)      (0.20)            (0.19)
===================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00            0.00        0.00                 -
===================================================================================================================
Net asset value, end of period                          $ 12.18         $ 14.06     $ 13.23            $10.70
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                          (13.37)%          9.61%      25.50%             7.65%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $34,313         $40,466     $21,839            $1,430
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.18%(c)        1.19%       1.19%             1.18%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        1.33%(c)        1.34%       1.59%             8.05%(d)
-------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.96%           0.96%       1.01%             1.15%
===================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (1.18)%(c)       1.50%       2.61%            17.12%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                    5%              2%          2%              0.3%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $36,666,290.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM INTERNATIONAL ALLOCATION FUND

                                                                                CLASS C
                                                   ----------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER       OCTOBER 31,2005
                                                   SIX MONTHS ENDED             31,             (COMMENCEMENT DATE)
                                                       JUNE 30,         -------------------       TO DECEMBER 31,
                                                         2008             2007        2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 14.05         $ 13.23     $ 10.70            $10.12
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         (0.08)           0.21        0.32              0.31
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (1.79)           1.04        2.41              0.46
===================================================================================================================
     Total from investment operations                     (1.87)           1.25        2.73              0.77
===================================================================================================================
Less distributions:
  Dividends from net investment income                        -           (0.17)      (0.18)            (0.19)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       -           (0.26)      (0.02)                -
===================================================================================================================
     Total distributions                                      -           (0.43)      (0.20)            (0.19)
===================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00            0.00        0.00                 -
===================================================================================================================
Net asset value, end of period                          $ 12.18         $ 14.05     $ 13.23            $10.70
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                          (13.31)%          9.53%      25.50%             7.65%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $74,115         $89,841     $39,826            $1,937
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.18%(c)        1.19%       1.19%             1.18%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        1.33%(c)        1.35%       1.59%             8.05%(d)
-------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                 0.96%           0.96%       1.01%             1.15%
===================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (1.18)%(c)       1.50%       2.61%            17.12%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                    5%              2%          2%              0.3%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $80,143,826.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM INTERNATIONAL ALLOCATION FUND

                                                                                CLASS R
                                                    --------------------------------------------------------------
                                                                             YEAR ENDED          OCTOBER 31,2005
                                                    SIX MONTHS ENDED        DECEMBER 31,       (COMMENCEMENT DATE)
                                                        JUNE 30,         -----------------       TO DECEMBER 31,
                                                          2008            2007       2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 14.12         $13.27     $10.71            $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          (0.04)          0.29       0.39              0.32
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.82)          1.05       2.40              0.46
==================================================================================================================
     Total from investment operations                      (1.86)          1.34       2.79              0.78
==================================================================================================================
Less distributions:
  Dividends from net investment income                         -          (0.23)     (0.21)            (0.19)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        -          (0.26)     (0.02)                -
==================================================================================================================
     Total distributions                                       -          (0.49)     (0.23)            (0.19)
==================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00           0.00       0.00                 -
==================================================================================================================
Net asset value, end of period                           $ 12.26         $14.12     $13.27            $10.71
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                           (13.17)%        10.16%     26.07%             7.77%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $ 4,275         $4,211     $1,071            $   74
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.68%(c)       0.69%      0.69%             0.68%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         0.83%(c)       0.85%      1.09%             7.55%(d)
------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.96%          0.96%      1.01%             1.15%
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.68)%(c)      2.00%      3.11%            17.62%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                     5%             2%         2%              0.3%
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $4,285,900.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM INTERNATIONAL ALLOCATION FUND

                                                                          INSTITUTIONAL CLASS
                                                    --------------------------------------------------------------
                                                                             YEAR ENDED          OCTOBER 31,2005
                                                    SIX MONTHS ENDED        DECEMBER 31,       (COMMENCEMENT DATE)
                                                        JUNE 30,         -----------------       TO DECEMBER 31,
                                                          2008            2007       2006              2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 14.17         $13.31     $10.72            $10.12
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          (0.01)          0.36       0.44              0.32
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.81)          1.05       2.41              0.48
==================================================================================================================
     Total from investment operations                      (1.82)          1.41       2.85              0.80
==================================================================================================================
Less distributions:
  Dividends from net investment income                         -          (0.29)     (0.24)            (0.20)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        -          (0.26)     (0.02)                -
==================================================================================================================
     Total distributions                                       -          (0.55)     (0.26)            (0.20)
==================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00           0.00       0.00                 -
==================================================================================================================
Net asset value, end of period                           $ 12.35         $14.17     $13.31            $10.72
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                           (12.91)%        10.66%     26.64%             7.90%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $   112         $   64     $   69            $   55
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.13%(c)       0.17%      0.18%             0.18%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         0.13%(c)       0.17%      0.34%             6.92%(d)
------------------------------------------------------------------------------------------------------------------
Estimated acquired fund fees from underlying
  funds(e)                                                  0.96%          0.96%      1.01%             1.15%
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.13)%(c)      2.52%      3.62%            18.12%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                     5%             2%         2%              0.3%
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $76,491.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.


17        AIM INTERNATIONAL ALLOCATION FUND

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



18        AIM INTERNATIONAL ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $869.90        $2.00       $1,022.73       $2.16        0.43%
---------------------------------------------------------------------------------------------------
        B            1,000.00        866.30         5.48        1,019.00        5.92        1.18
---------------------------------------------------------------------------------------------------
        C            1,000.00        866.90         5.48        1,019.00        5.92        1.18
---------------------------------------------------------------------------------------------------
        R            1,000.00        868.30         3.16        1,021.48        3.42        0.68
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed
Growth Series is required under the          comparative performance and fee data         different weight to the various factors.
Investment Company Act of 1940 to            regarding the AIM Funds prepared by an       The Trustees recognized that the
approve annually the renewal of the AIM      independent company, Lipper, Inc.            advisory arrangements and resulting
International Allocation Fund (the Fund)     (Lipper), under the direction and            advisory fees for the Fund and the other
investment advisory agreement with           supervision of the independent Senior        AIM Funds are the result of years of
Invesco Aim Advisors, Inc. (Invesco          Officer who also prepares a separate         review and negotiation between the
Aim). During contract renewal meetings       analysis of this information for the         Trustees and Invesco Aim, that the
held on June 18-19, 2008, the Board as a     Trustees. Each Sub-Committee then makes      Trustees may focus to a greater extent
whole and the disinterested or               recommendations to the Investments           on certain aspects of these arrangements
"independent" Trustees, voting               Committee regarding the performance,         in some years than in others, and that
separately, approved the continuance of      fees and expenses of their assigned          the Trustees' deliberations and
the Fund's investment advisory agreement     funds. The Investments Committee             conclusions in a particular year may be
for another year, effective July 1,          considers each Sub-Committee's               based in part on their deliberations and
2008. In doing so, the Board determined      recommendations and makes its own            conclusions of these same arrangements
that the Fund's investment advisory          recommendations regarding the                throughout the year and in prior years.
agreement is in the best interests of        performance, fees and expenses of the
the Fund and its shareholders and that       AIM Funds to the full Board. The             FACTORS AND CONCLUSIONS AND SUMMARY OF
the compensation to Invesco Aim under        Investments Committee also considers         INDEPENDENT WRITTEN FEE EVALUATION
the Fund's investment advisory agreement     each Sub-Committee's recommendations in
is fair and reasonable.                      making its annual recommendation to the      The discussion below serves as a summary
                                             Board whether to approve the continuance     of the Senior Officer's independent
   The independent Trustees met separately   of each AIM Fund's investment advisory       written evaluation with respect to the
during their evaluation of the Fund's        agreement and sub-advisory agreements        Fund's investment advisory agreement as
investment advisory agreement with           for another year.                            well as a discussion of the material
independent legal counsel from whom they                                                  factors and related conclusions that
received independent legal advice, and          The independent Trustees are assisted     formed the basis for the Board's
the independent Trustees also received       in their annual evaluation of the Fund's     approval of the Fund's investment
assistance during their deliberations        investment advisory agreement by the         advisory agreement and sub-advisory
from the independent Senior Officer, a       independent Senior Officer. One              agreements. Unless otherwise stated,
full-time officer of the AIM Funds who       responsibility of the Senior Officer is      information set forth below is as of
reports directly to the independent          to manage the process by which the AIM       June 19, 2008 and does not reflect any
Trustees.                                    Funds' proposed management fees are          changes that may have occurred since
                                             negotiated during the annual contract        that date, including but not limited to
THE BOARD'S FUND EVALUATION PROCESS          renewal process to ensure that they are      changes to the Fund's performance,
                                             negotiated in a manner that is at arms'      advisory fees, expense limitations
The Board's Investments Committee has        length and reasonable. Accordingly, the      and/or fee waivers.
established three Sub-Committees that        Senior Officer must either supervise a
are responsible for overseeing the           competitive bidding process or prepare       I. Investment Advisory Agreement
management of a number of the series         an independent written evaluation. The          A. Nature, Extent and Quality of
portfolios of the AIM Funds. This            Senior Officer has recommended that an             Services Provided by Invesco Aim
Sub-Committee structure permits the          independent written evaluation be
Trustees to focus on the performance of      provided and, at the direction of the        The Board reviewed the advisory services
the AIM Funds that have been assigned to     Board, has prepared an independent           provided to the Fund by Invesco Aim
them. The Sub-Committees meet throughout     written evaluation.                          under the Fund's investment advisory
the year to review the performance of                                                     agreement, the performance of Invesco
their assigned funds, and the                   During the annual contract renewal        Aim in providing these services, and the
Sub-Committees review monthly and            process, the Board considered the            credentials and experience of the
quarterly comparative performance            factors discussed below under the            officers and employees of Invesco Aim
information and periodic asset flow data     heading "Factors and Conclusions and         who provide these services. The Board's
for their assigned funds. These              Summary of Independent Written Fee           review of the qualifications of Invesco
materials are prepared under the             Evaluation" in evaluating the fairness       Aim to provide these services included
direction and supervision of the             and reasonableness of the Fund's             the Board's consideration of Invesco
independent Senior Officer. Over the         investment advisory agreement and            Aim's portfolio and product review
course of each year, the Sub-Committees      sub-advisory agreements at the contract      process, various back office support
meet with portfolio managers for their       renewal meetings and at their meetings       functions provided by Invesco Aim and
assigned funds and other members of          throughout the year as part of their         its affiliates, and Invesco Aim's equity
management and review with these             ongoing oversight of the Fund. The           and fixed income trading operations. The
individuals the performance, investment      Fund's investment advisory agreement and     Board concluded that the nature, extent
objective(s), policies, strategies and       sub-advisory agreements were considered      and quality of the advisory services
limitations of these funds.                  separately, although the Board also          provided to the Fund by Invesco Aim were
                                             considered the common interests of all       appropriate and that Invesco Aim
   In addition to their meetings             of the AIM Funds in their deliberations.     currently is providing satisfactory
throughout the year, the Sub-Committees      The Board considered all of the              advisory services in accordance with the
meet at designated contract renewal          information provided to them and did not     terms of the Fund's investment advisory
meetings each year to conduct an             identify any particular factor that was      agreement. In addition, based on their
in-depth review of the performance, fees     controlling. Each Trustee may have           ongoing meetings throughout the year
and expenses of their assigned funds.        evaluated the information provided           with the Fund's portfolio manager or
During the contract                          differently


20   AIM INTERNATIONAL ALLOCATION FUND                                 continued

managers, the Board concluded that these     ation of the Fund's Senior Officer only      information. The Board considered the
individuals are competent and able to        considered Fund performance through the      overall profitability of Invesco Aim, as
continue to carry out their                  most recent calendar year, the Board         well as the profitability of Invesco Aim
responsibilities under the Fund's            also reviewed more recent Fund               in connection with managing the Fund.
investment advisory agreement.               performance and this review did not          The Board noted that Invesco Aim
                                             change their conclusions.                    continues to operate at a net profit,
   In determining whether to continue                                                     although increased expenses in recent
the Fund's investment advisory                  C. Advisory Fees and Fee Waivers          years have reduced the profitability of
agreement, the Board considered the                                                       Invesco Aim and its affiliates. The
prior relationship between Invesco Aim       The Board noted that the Fund is a fund      Board concluded that the Fund's fees
and the Fund, as well as the Board's         of funds and invests its assets in           were fair and reasonable, and that the
knowledge of Invesco Aim's operations,       underlying funds rather than directly in     level of profits realized by Invesco Aim
and concluded that it was beneficial to      individual securities. The Board noted       and its affiliates from providing
maintain the current relationship, in        that Invesco Aim does not charge the         services to the Fund was not excessive
part, because of such knowledge. The         Fund any advisory fees pursuant to the       in light of the nature, quality and
Board also considered the steps that         Fund's investment advisory agreement,        extent of the services provided. The
Invesco Aim and its affiliates have          although the underlying funds in which       Board considered whether Invesco Aim is
taken over the last several years to         the Fund invests pay Invesco Aim             financially sound and has the resources
improve the quality and efficiency of        advisory fees. Because Invesco Aim does      necessary to perform its obligations
the services they provide to the AIM         not charge the Fund any advisory fees,       under the Fund's investment advisory
Funds in the areas of investment             the Board did not rely upon any              agreement, and concluded that Invesco
performance, product line                    comparison of services and fees under        Aim has the financial resources
diversification, distribution, fund          advisory contracts with other funds or       necessary to fulfill these obligations.
operations, shareholder services and         products advised by Invesco Aim and its
compliance. The Board concluded that the     affiliates.                                     F. Independent Written Evaluation of
quality and efficiency of the services                                                          the Fund's Senior Officer
Invesco Aim and its affiliates provide          The Board noted that Invesco Aim has
to the AIM Funds in each of these areas      contractually agreed to waive fees           The Board noted that, at their
have generally improved, and support the     and/or limit expenses of the Fund            direction, the Senior Officer of the
Board's approval of the continuance of       through at least June 30, 2009 in an         Fund, who is independent of Invesco Aim
the Fund's investment advisory               amount necessary to limit total annual       and Invesco Aim's affiliates, had
agreement.                                   operating expenses to a specified            prepared an independent written
                                             percentage of average daily net assets       evaluation to assist the Board in
   B. Fund Performance                       for each class of the Fund. The Board        determining the reasonableness of the
                                             considered the contractual nature of         proposed management fees of the AIM
The Board noted that the Fund recently       this fee waiver and noted that it            Funds, including the Fund. The Board
began operations and that only the past      remains in effect until at least June        noted that they had relied upon the
two calendar years comparative               30, 2009. The Board also considered the      Senior Officer's written evaluation
performance data was available. The          effect this expense limitation would         instead of a competitive bidding
Board compared the Fund's performance        have on the Fund's estimated total           process. In determining whether to
during the past two calendar years to        expenses.                                    continue the Fund's investment advisory
the performance of funds in the Fund's                                                    agreement, the Board considered the
performance group that are not managed          D. Economies of Scale and Breakpoints     Senior Officer's written evaluation.
by Invesco Aim, and against the
performance of all funds in the Lipper       The Board noted that Invesco Aim does           G. Collateral Benefits to Invesco Aim
International Multi-Cap Core Funds           not charge the Fund any advisory fees              and its Affiliates
Index. The Board also reviewed the           pursuant to the Fund's investment
criteria used by Invesco Aim to identify     advisory agreement, although the             The Board considered various other
the funds in the Fund's performance          underlying funds in which the Fund           benefits received by Invesco Aim and its
group for inclusion in the Lipper            invests pay Invesco Aim advisory fees.       affiliates resulting from Invesco Aim's
reports. The Board noted that the Fund's     The Board also noted that the Fund           relationship with the Fund, including
performance was in the third quintile of     shares directly in economies of scale        the fees received by Invesco Aim and its
its performance group for the one and        through lower fees charged by third          affiliates for their provision of
two year periods (the first quintile         party service providers based on the         administrative, transfer agency and
being the best performing funds and the      combined size of all of the AIM Funds        distribution services to the Fund. The
fifth quintile being the worst               and affiliates.                              Board considered the performance of
performing funds). The Board noted that                                                   Invesco Aim and its affiliates in
the Fund's performance was below the            E. Profitability and Financial            providing these services and the
performance of the Index for the one and           Resources of Invesco Aim               organizational structure employed by
two year periods. The Board also                                                          Invesco Aim and its affiliates to
considered the steps Invesco Aim has         The Board reviewed information from          provide these services. The Board also
taken over the last several years to         Invesco Aim concerning the costs of the      considered that these services are
improve the quality and efficiency of        advisory and other services that Invesco     provided to the Fund pursuant to written
the services that Invesco Aim provides       Aim and its affiliates provide to the        contracts which are reviewed and
to the AIM Funds. The Board concluded        Fund and the profitability of Invesco        approved on an annual basis by the
that Invesco Aim continues to be             Aim and its affiliates in providing          Board. The Board concluded that Invesco
responsive to the Board's focus on fund      these services. The Board also reviewed      Aim and its affiliates were providing
performance. Although the independent        information concerning the financial         these services in a satisfactory manner
written evalu-                               condition of Invesco Aim and its             and in accordance with the terms of
                                             affiliates. The Board also reviewed with     their contracts, and
                                             Invesco Aim the methodology used to
                                             prepare the profitability


21   AIM INTERNATIONAL ALLOCATION FUND                                 continued

were qualified to continue to provide        benefit the Fund and its shareholders by
these services to the Fund.                  permitting Invesco Aim to utilize the
                                             additional resources and talent of the
   The Board considered the benefits         Affiliated Sub-Advisers in managing the
realized by Invesco Aim as a result of       Fund.
portfolio brokerage transactions
executed through "soft dollar"                  B. Fund Performance
arrangements. Under these arrangements,
portfolio brokerage commissions paid by      The Board did not view Fund performance
the Fund and/or other funds advised by       as a relevant factor in considering
Invesco Aim are used to pay for research     whether to approve the sub-advisory
and execution services. The Board noted      agreements for the Fund, as no
that soft dollar arrangements shift the      Affiliated Sub-Adviser currently
payment obligation for the research and      determines the allocation of any portion
execution services from Invesco Aim to       of the Fund's assets, although an
the funds and therefore may reduce           Affiliated Sub-Adviser may indirectly
Invesco Aim's expenses. The Board also       manage a portion of the Fund's assets
noted that research obtained through         allocated to an underlying fund.
soft dollar arrangements may be used by
Invesco Aim in making investment                C. Sub-Advisory Fees
decisions for the Fund and may therefore
benefit Fund shareholders. The Board         The Board considered the services to be
concluded that Invesco Aim's soft dollar     provided by the Affiliated Sub-Advisers
arrangements were appropriate. The Board     pursuant to the sub-advisory agreements
also concluded that, based on their          and the services to be provided by
review and representations made by           Invesco Aim pursuant to the Fund's
Invesco Aim, these arrangements were         investment advisory agreement, as well
consistent with regulatory requirements.     as the allocation of fees between
                                             Invesco Aim and the Affiliated
II. Sub-Advisory Agreements                  Sub-Advisers pursuant to the
    A.Nature, Extent and Quality of          sub-advisory agreements. The Board noted
    Services Provided by Affiliated          that the sub-advisory fees have no
    Sub-Advisers                             direct effect on the Fund or its
                                             shareholders, as they are paid by
The Board reviewed the services to be        Invesco Aim to the Affiliated
provided by Invesco Trimark Ltd.,            Sub-Advisers, and that Invesco Aim and
Invesco Asset Management Deutschland,        the Affiliated Sub-Advisers are
GmbH, Invesco Asset Management Limited,      affiliates. The Board also noted that
Invesco Asset Management (Japan)             the Affiliated Sub-Advisers only receive
Limited, Invesco Australia Limited,          a percentage of the compensation that
Invesco Global Asset Management (N.A.),      Invesco Aim receives pursuant to the
Inc., Invesco Hong Kong Limited, Invesco     Fund's investment advisory agreement,
Institutional (N.A.), Inc. and Invesco       and as described above, the Fund is a
Senior Secured Management, Inc.              fund of funds and Invesco Aim does not
(collectively, the "Affiliated               charge the Fund any advisory fees.
Sub-Advisers") under the sub-advisory
agreements and the credentials and              D. Financial Resources of the
experience of the officers and employees           Affiliated Sub-Advisers
of the Affiliated Sub-Advisers who will
provide these services. The Board            The Board considered whether each
concluded that the nature, extent and        Affiliated Sub-Adviser is financially
quality of the services to be provided       sound and has the resources necessary to
by the Affiliated Sub-Advisers were          perform its obligations under its
appropriate. The Board noted that the        respective sub-advisory agreement, and
Affiliated Sub-Advisers, which have          concluded that each Affiliated
offices and personnel that are               Sub-Adviser has the financial resources
geographically dispersed in financial        necessary to fulfill these obligations.
centers around the world, have been
formed in part for the purpose of
researching and compiling information
and making recommendations on the
markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will


22   AIM INTERNATIONAL ALLOCATION FUND

Supplement to Semiannual Report dated 6/30/08

AIM INTERNATIONAL ALLOCATION FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 6/30/08                    recent returns may be more or less than
prepared to provide Institutional Class      Inception (10/31/05)                10.89%   those shown. All returns assume
shareholders with a performance overview        1 Year                          -13.10    reinvestment of distributions at NAV.
specific to their holdings. Institutional       6 Months*                       -12.91    Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   *  Cumulative total return that has not      may be worth more or less than their
contribution plans that meet certain            been annualized                           original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             Institutional Class shares have no sales     more information. For the most current
                                             charge; therefore, performance is at net     month-end performance, please call 800 451
                                             asset value (NAV). Performance of            4246 or visit invescoaim.com.
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.13%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   INTAL-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If indirect expenses were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $870.90        $0.61       $1,024.21       $0.66        0.13%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM INTERNATIONAL ALLOCATION FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM International Allocation Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES            WITHHELD/         BROKER
      MATTER                                              VOTES FOR          AGAINST          ABSTENTIONS       NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .....................      11,297,684          395,816             474,467       4,135,017



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                                WITHHELD/
      MATTERS                                                                                VOTES FOR        ABSTENTIONS**
---------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................................................         259,205,198        10,486,394
      Frank S. Bayley..............................................................         259,256,384        10,435,208
      James T. Bunch...............................................................         258,142,293        11,549,299
      Bruce L. Crockett............................................................         258,143,390        11,548,202
      Albert R. Dowden.............................................................         259,201,224        10,490,368
      Jack M. Fields...............................................................         259,317,796        10,373,796
      Martin L. Flanagan...........................................................         259,304,758        10,386,834
      Carl Frischling..............................................................         259,178,445        10,513,147
      Prema Mathai-Davis...........................................................         259,255,582        10,436,010
      Lewis F. Pennock.............................................................         258,139,258        11,552,334
      Larry Soll, Ph.D. ...........................................................         258,048,313        11,643,279
      Raymond Stickel, Jr. ........................................................         258,206,591        11,485,001
      Philip A. Taylor.............................................................         259,264,092        10,427,500




                                                                               VOTES            WITHHELD/         BROKER
                                                          VOTES FOR           AGAINST          ABSTENTIONS       NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate
      the Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote....................     182,780,828        23,098,525           6,564,572      57,247,667



    * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

   ** Includes Broker Non-Votes.


23        AIM INTERNATIONAL ALLOCATION FUND

================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                               HOW DO I SIGN UP?

Register for eDelivery to:                 It's easy. Just follow these simple
                                           steps:

- save your Fund the cost of printing      1. Log in to your account.
  and postage.                             2. Click on the "Service Center" tab.
- reduce the amount of paper you           3. Select "Register for eDelivery"
  receive.                                    and complete the consent process.
- gain access to your documents faster
  by not waiting for the mail.
- view your documents online anytime at
  your convenience.
- save the documents to your personal
  computer or print them out for your
  records.

This service is provided by Invesco Aim Investment Services, Inc.
================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be
accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional
(N.A.), Inc., Invesco Senior Secured Management, Inc.,
Invesco Global Asset Management (N.A.), Inc., Invesco
Trimark Ltd., Invesco Asset Management (Japan) Ltd. and
Invesco Hong Kong Ltd. are affiliated investment advisors
that serve as the subadvisor for some of the products and
services represented by Invesco Aim. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money     [INVESCO AIM LOGO]
market funds represented by Invesco Aim. All entities are      - SERVICE MARK -
indirect, wholly owned subsidiaries of Invesco Ltd.

                   invescoaim.com   INTAL-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM MID CAP CORE EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments                 2   Fund Performance
became INVESCO AIM              3   Letter to Shareholders
on March 31, 2008.              4   Schedule of Investments
                                7   Financial Statements
For more details, go to         9   Notes to Financial Statements
invescoaim.com                 15   Financial Highlights
                               19   Fund Expenses
                               20   Approval of Investment Advisory Agreement
                               23   Results of Proxy

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                      -5.37%
Class B Shares                                                      -5.67
Class C Shares                                                      -5.68
Class R Shares                                                      -5.47
S&P 500 Index(triangle) (Broad Market Index)                       -11.90
Russell Midcap Index(triangle) (Style-Specific Index)               -7.57
Lipper Mid-Cap Core Funds Index(triangle) (Peer Group Index)        -6.97

(triangle) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the 800 smallest companies in the Russell 1000--REGISTERED TRADEMARK-- Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. The
Russell Midcap Index and Russell 1000 Index are trademarks/service marks of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER MID-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Core Funds category. These funds have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,    WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF
As of 6/30/08, including maximum             2002. RETURNS SINCE THAT DATE ARE            FUND SHARES. INVESTMENT RETURN AND
applicable sales charges                     HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
                                             BLENDED RETURNS OF HISTORICAL CLASS R        MAY HAVE A GAIN OR LOSS WHEN YOU SELL
CLASS A SHARES                               SHARE PERFORMANCE AND RESTATED CLASS A       SHARES.
Inception (6/9/87)                   11.70%  SHARE PERFORMANCE (FOR PERIODS PRIOR TO
10 Years                              7.72   THE INCEPTION DATE OF CLASS R SHARES) AT        THE NET ANNUAL FUND OPERATING EXPENSE
5 Years                               8.81   NET ASSET VALUE, ADJUSTED TO REFLECT THE     RATIO SET FORTH IN THE MOST RECENT FUND
1 Year                              -10.90   HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             R SHARES. CLASS A SHARES' INCEPTION DATE     FOR CLASS A, CLASS B, CLASS C AND CLASS R
CLASS B SHARES                               IS JUNE 9, 1987.                             SHARES WAS 1.22%, 1.97%, 1.97% AND 1.47%,
Inception (4/1/93)                   11.40%                                               RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
10 Years                              7.73      THE PERFORMANCE DATA QUOTED REPRESENT     OPERATING EXPENSE RATIO SET FORTH IN THE
5 Years                               9.00   PAST PERFORMANCE AND CANNOT GUARANTEE        MOST RECENT FUND PROSPECTUS AS OF THE DATE
1 Year                              -10.18   COMPARABLE FUTURE RESULTS; CURRENT           OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   C AND CLASS R SHARES WAS 1.24%, 1.99%,
CLASS C SHARES                               VISIT INVESCOAIM.COM FOR THE MOST RECENT     1.99% AND 1.49%, RESPECTIVELY. THE EXPENSE
Inception (5/3/99)                    9.70%  MONTH-END PERFORMANCE. PERFORMANCE           RATIOS PRESENTED ABOVE MAY VARY FROM THE
5 Years                               9.23   FIGURES REFLECT REINVESTED DIS-              EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
1 Year                               -7.19   TRIBUTIONS, CHANGES IN NET ASSET VALUE AND   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             THE EFFECT OF THE MAXIMUM SALES CHARGE       INCURRED DURING THE PERIOD COVERED BY THIS
CLASS R SHARES                               UNLESS OTHERWISE STATED. PERFORMANCE         REPORT.
10 Years                              8.13%  FIGURES DO NOT REFLECT DEDUCTION OF TAXES
5 Years                               9.77   A SHAREHOLDER                                   CLASS A SHARE PERFORMANCE REFLECTS THE
1 Year                               -6.00                                                MAXIMUM 5.50% SALES CHARGE, AND CLASS B
==========================================                                                AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0%
                                                                                          AT THE BEGINNING OF THE SEVENTH YEAR.
                                                                                          THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                                                                          FIRST YEAR AFTER PURCHASE. CLASS R SHARES
                                                                                          DO NOT HAVE A FRONT-END SALES CHARGE;
                                                                                          RETURNS SHOWN ARE AT NET ASSET VALUE AND
                                                                                          DO NOT REFLECT A 0.75% CDSC THAT MAY BE
                                                                                          IMPOSED ON A TOTAL REDEMPTION OF
                                                                                          RETIREMENT PLAN ASSETS WITHIN THE FIRST
                                                                                          YEAR.

                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO DIF-
                                                                                          FERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                          EXPENSES.

                                                                                          (1)  Total annual operating expenses less
                                                                                               any contractual fee waivers and/or
                                                                                               expense reimbursements by the advisor
                                                                                               in effect through at least June 30,
                                                                                               2009. See current prospectus for more
                                                                                               information.


2 AIM MID CAP CORE EQUITY FUND

                                             Dear Fellow Shareholders:

                                             As I write this letter in July 2008, turbulent financial markets are causing considerable investor anxiety, reminding us again that markets are cyclical and the
[CROCKETT PHOTO]                             correction of excess is often painful, at least in the short-term. Your Board of
                                             Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                                We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of
Bruce Crockett                               AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing
Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and Investment News through the end of 2008.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

   As always, you are welcome to e-mail your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3 AIM MID CAP CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Health Care                                                          13.1%
-------------------------------------------------------------------------
Financials                                                           12.7
-------------------------------------------------------------------------
Information Technology                                               12.1
-------------------------------------------------------------------------
Industrials                                                           9.5
-------------------------------------------------------------------------
Consumer Staples                                                      9.4
-------------------------------------------------------------------------
Materials                                                             9.4
-------------------------------------------------------------------------
Consumer Discretionary                                                7.1
-------------------------------------------------------------------------
Energy                                                                7.0
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                18.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-79.07%

ADVERTISING-1.17%

Omnicom Group Inc.                                       446,574    $   20,042,241
==================================================================================


AEROSPACE & DEFENSE-1.26%

Goodrich Corp.                                           246,802        11,713,223
----------------------------------------------------------------------------------
Precision Castparts Corp.                                103,502         9,974,488
==================================================================================
                                                                        21,687,711
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.93%

Polo Ralph Lauren Corp.(b)                               254,144        15,955,160
==================================================================================


APPLICATION SOFTWARE-1.06%

Amdocs Ltd.(c)                                           457,477        13,458,974
----------------------------------------------------------------------------------
Cadence Design Systems, Inc.(c)                          465,522         4,701,772
==================================================================================
                                                                        18,160,746
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.69%

Legg Mason, Inc.                                         664,541        28,954,051
==================================================================================


COMMUNICATIONS EQUIPMENT-2.10%

Foundry Networks, Inc.(c)                              1,057,116        12,495,111
----------------------------------------------------------------------------------
Motorola, Inc.                                         1,313,584         9,641,707
----------------------------------------------------------------------------------
Polycom, Inc.(c)                                         569,281        13,867,685
==================================================================================
                                                                        36,004,503
==================================================================================


COMPUTER STORAGE & PERIPHERALS-1.34%

QLogic Corp.(c)                                        1,572,260        22,939,273
==================================================================================


CONSTRUCTION MATERIALS-0.43%

Eagle Materials Inc.(b)                                  292,822         7,417,181
==================================================================================


CONSUMER ELECTRONICS-1.05%

Harman International Industries, Inc.                    435,057        18,007,009
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.40%

Alliance Data Systems Corp.(c)                           122,329         6,917,705
==================================================================================


DEPARTMENT STORES-0.80%

Kohl's Corp.(c)                                          342,962        13,732,198
==================================================================================


DISTRIBUTORS-1.31%

Genuine Parts Co.                                        567,829        22,531,455
==================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.51%

Agilent Technologies, Inc.(c)                            245,089         8,710,463
==================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.64%

Molex Inc.                                               782,476        19,100,239
----------------------------------------------------------------------------------
Tyco Electronics Ltd.                                    255,221         9,142,016
==================================================================================
                                                                        28,242,255
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.45%

Republic Services, Inc.                                  837,106        24,862,048
==================================================================================


FOOD RETAIL-1.08%

SUPERVALU, Inc.                                          598,175        18,477,626
==================================================================================


GAS UTILITIES-1.21%

UGI Corp.                                                726,728        20,864,361
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM MID CAP CORE EQUITY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-4.09%

Hospira, Inc.(c)                                         576,581    $   23,126,664
----------------------------------------------------------------------------------
Varian Medical Systems, Inc.(c)                          445,050        23,075,842
----------------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                                 352,818        24,009,265
==================================================================================
                                                                        70,211,771
==================================================================================


HEALTH CARE SERVICES-1.14%

Quest Diagnostics Inc.                                   403,174        19,541,844
==================================================================================


HEALTH CARE TECHNOLOGY-1.16%

IMS Health Inc.                                          854,435        19,908,335
==================================================================================


HOME FURNISHINGS-0.29%

Leggett & Platt, Inc.(b)                                 294,632         4,940,979
==================================================================================


HOMEBUILDING-0.44%

Ryland Group, Inc. (The)                                 347,738         7,584,166
==================================================================================


HOUSEHOLD PRODUCTS-0.38%

Energizer Holdings, Inc.(c)                               88,463         6,465,761
==================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.54%

Administaff, Inc.(b)                                     951,316        26,532,203
==================================================================================


INDUSTRIAL MACHINERY-4.43%

Atlas Copco A.B.-Class A (Sweden)(b)(d)                1,058,000        15,549,704
----------------------------------------------------------------------------------
Dover Corp.                                              485,877        23,501,870
----------------------------------------------------------------------------------
ITT Corp.                                                277,788        17,592,314
----------------------------------------------------------------------------------
Parker Hannifin Corp.                                    274,018        19,542,964
==================================================================================
                                                                        76,186,852
==================================================================================


INSURANCE BROKERS-1.44%

Marsh & McLennan Cos., Inc.                              780,434        20,720,523
----------------------------------------------------------------------------------
National Financial Partners Corp.(b)                     206,347         4,089,797
==================================================================================
                                                                        24,810,320
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-3.95%

PerkinElmer, Inc.                                        579,679        16,144,060
----------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 623,532        26,749,523
----------------------------------------------------------------------------------
Techne Corp.(c)                                          322,681        24,972,283
==================================================================================
                                                                        67,865,866
==================================================================================


METAL & GLASS CONTAINERS-1.13%

Pactiv Corp.(c)                                          914,028        19,404,814
==================================================================================


MULTI-SECTOR HOLDINGS-0.15%

PICO Holdings, Inc.(b)(c)                                 59,030         2,564,854
==================================================================================


OFFICE ELECTRONICS-1.02%

Xerox Corp.                                            1,291,135        17,507,791
==================================================================================


OFFICE SERVICES & SUPPLIES-0.77%

Pitney Bowes Inc.                                        389,673        13,287,849
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-1.62%

BJ Services Co.                                          873,367        27,895,342
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.41%

Chesapeake Energy Corp.                                  608,012        40,104,472
----------------------------------------------------------------------------------
Newfield Exploration Co.(c)                              217,138        14,168,254
----------------------------------------------------------------------------------
Penn West Energy Trust (Canada)                          685,309        23,190,857
----------------------------------------------------------------------------------
Whiting Petroleum Corp.(c)                               145,116        15,393,905
==================================================================================
                                                                        92,857,488
==================================================================================


PACKAGED FOODS & MEATS-3.12%

Cadbury PLC (United Kingdom)(d)                        3,747,965        47,031,002
----------------------------------------------------------------------------------
Del Monte Foods Co.                                      936,367         6,648,206
==================================================================================
                                                                        53,679,208
==================================================================================


PAPER PRODUCTS-1.43%

MeadWestvaco Corp.                                     1,027,926        24,505,756
==================================================================================


PERSONAL PRODUCTS-2.48%

Avon Products, Inc.                                      506,639        18,249,137
----------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                     523,735        24,327,491
==================================================================================
                                                                        42,576,628
==================================================================================


PHARMACEUTICALS-2.76%

Barr Pharmaceuticals Inc.(c)                           1,052,741        47,457,564
==================================================================================


PRECIOUS METALS & MINERALS-0.71%

Coeur d'Alene Mines Corp.(b)(c)                        4,228,565        12,262,839
==================================================================================


PROPERTY & CASUALTY INSURANCE-3.92%

Axis Capital Holdings Ltd.                             1,051,396        31,342,115
----------------------------------------------------------------------------------
Progressive Corp. (The)                                1,924,205        36,021,117
==================================================================================
                                                                        67,363,232
==================================================================================


PUBLISHING-1.04%

Washington Post Co. (The)-Class B                         30,533        17,919,818
==================================================================================


REGIONAL BANKS-1.32%

BB&T Corp.(b)                                            441,883        10,061,676
----------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       219,456        12,530,938
==================================================================================
                                                                        22,592,614
==================================================================================


SEMICONDUCTORS-2.48%

Linear Technology Corp.(b)                               624,810        20,350,062
----------------------------------------------------------------------------------
Microchip Technology Inc.                                378,300        11,553,282
----------------------------------------------------------------------------------
Xilinx, Inc.                                             422,485        10,667,746
==================================================================================
                                                                        42,571,090
==================================================================================


SOFT DRINKS-0.00%

Dr. Pepper Snapple Group, Inc.(c)                              1                20
==================================================================================


SPECIALIZED CONSUMER SERVICES-0.07%

Hillenbrand, Inc.                                         57,090         1,221,726
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MID CAP CORE EQUITY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
SPECIALIZED FINANCE-1.60%

Moody's Corp.(b)                                         798,653    $   27,505,609
==================================================================================


SPECIALTY CHEMICALS-5.66%

International Flavors & Fragrances Inc.                  960,772        37,527,754
----------------------------------------------------------------------------------
Rohm and Haas Co.                                        365,533        16,975,353
----------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                      794,327        42,782,452
==================================================================================
                                                                        97,285,559
==================================================================================


SYSTEMS SOFTWARE-1.55%

McAfee Inc.(c)                                           431,771        14,693,167
----------------------------------------------------------------------------------
Symantec Corp.(c)                                        617,857        11,955,533
==================================================================================
                                                                        26,648,700
==================================================================================


THRIFTS & MORTGAGE FINANCE-2.54%

People's United Financial Inc.                         2,800,929        43,694,492
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,283,842,875)                                         1,358,357,076
==================================================================================



PREFERRED STOCK-2.38%

HOUSEHOLD PRODUCTS-2.38%

Henkel A.G. & Co. KGaA(Germany)-Pfd. (Cost
  $40,572,048)(d)                                      1,029,867        40,897,554
==================================================================================



MONEY MARKET FUNDS-18.70%

Liquid Assets Portfolio-Institutional Class(e)       160,590,311       160,590,311
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             160,590,311       160,590,311
==================================================================================
     Total Money Market Funds (Cost $321,180,622)                      321,180,622
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.15% (Cost $1,645,595,545)                                1,720,435,252
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-4.45%

Liquid Assets Portfolio-Institutional Class (Cost
  $76,383,936)(e)(f)                                  76,383,936        76,383,936
==================================================================================
TOTAL INVESTMENTS-104.60% (Cost $1,721,979,481)                      1,796,819,188
==================================================================================
OTHER ASSETS LESS LIABILITIES-(4.60)%                                  (79,061,086)
==================================================================================
NET ASSETS-100.00%                                                  $1,717,758,102
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

Pfd. - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $103,478,260, which represented 6.02% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,324,414,923)*                       $1,399,254,630
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $397,564,558)                 397,564,558
=======================================================
     Total investments (Cost
       $1,721,979,481)                    1,796,819,188
=======================================================
Foreign currencies, at value (Cost
  $39,495)                                       40,103
-------------------------------------------------------
Receivables for:
  Fund shares sold                            2,002,526
-------------------------------------------------------
  Dividends                                   2,762,555
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              54,474
-------------------------------------------------------
Other assets                                     50,121
=======================================================
     Total assets                         1,801,728,967
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                         660,432
-------------------------------------------------------
  Fund shares reacquired                      4,685,000
-------------------------------------------------------
  Foreign currency contracts                    194,410
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  76,383,936
-------------------------------------------------------
  Accrued fees to affiliates                  1,523,229
-------------------------------------------------------
  Accrued other operating expenses              268,704
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              255,154
=======================================================
     Total liabilities                       83,970,865
=======================================================
Net assets applicable to shares
  outstanding                            $1,717,758,102
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,533,247,701
-------------------------------------------------------
Undistributed net investment income           7,511,231
-------------------------------------------------------
Undistributed net realized gain             102,354,400
-------------------------------------------------------
Unrealized appreciation                      74,644,770
=======================================================
                                         $1,717,758,102
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $1,123,362,153
_______________________________________________________
=======================================================
Class B                                  $  311,652,790
_______________________________________________________
=======================================================
Class C                                  $  154,891,321
_______________________________________________________
=======================================================
Class R                                  $   64,866,618
_______________________________________________________
=======================================================
Institutional Class                      $   62,985,220
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      50,231,825
_______________________________________________________
=======================================================
Class B                                      16,866,169
_______________________________________________________
=======================================================
Class C                                       8,399,820
_______________________________________________________
=======================================================
Class R                                       2,931,845
_______________________________________________________
=======================================================
Institutional Class                           2,717,927
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        22.36
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $22.36
     divided by 94.50%)                  $        23.66
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        18.48
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        18.44
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        22.12
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        23.17
_______________________________________________________
=======================================================




* At June 30, 2008, securities with an aggregate value of $72,267,372 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MID CAP CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $489,391)                           $  12,521,242
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $481,024)                                                                         5,292,784
================================================================================================
     Total investment income                                                          17,814,026
================================================================================================


EXPENSES:

Advisory fees                                                                          6,263,931
------------------------------------------------------------------------------------------------
Administrative services fees                                                             212,301
------------------------------------------------------------------------------------------------
Custodian fees                                                                            47,612
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,461,881
------------------------------------------------------------------------------------------------
  Class B                                                                              1,740,059
------------------------------------------------------------------------------------------------
  Class C                                                                                826,148
------------------------------------------------------------------------------------------------
  Class R                                                                                166,685
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                   2,045,976
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      31,617
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 35,140
------------------------------------------------------------------------------------------------
Other                                                                                    375,346
================================================================================================
     Total expenses                                                                   13,206,696
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (238,667)
================================================================================================
     Net expenses                                                                     12,968,029
================================================================================================
Net investment income                                                                  4,845,997
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               79,059,541
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     170,442
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (503,959)
================================================================================================
                                                                                      78,726,024
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (189,249,908)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (19,720)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (191,134)
================================================================================================
                                                                                    (189,460,762)
================================================================================================
Net realized and unrealized gain (loss)                                             (110,734,738)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(105,888,741)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    4,845,997    $   17,031,757
----------------------------------------------------------------------------------------------------------
  Net realized gain                                                           78,726,024       327,285,489
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (189,460,762)     (128,749,023)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (105,888,741)      215,568,223
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                             --       (16,275,716)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --        (2,444,969)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --        (1,130,405)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --          (718,689)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --        (1,068,419)
==========================================================================================================
     Total distributions from net investment income                                   --       (21,638,198)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --      (213,526,286)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --       (77,277,032)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --       (35,725,927)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --       (11,722,473)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --       (10,571,933)
==========================================================================================================
     Total distributions from net realized gains                                      --      (348,823,651)
==========================================================================================================
Share transactions-net:
  Class A                                                                    (90,442,473)     (187,700,557)
----------------------------------------------------------------------------------------------------------
  Class B                                                                    (62,102,592)      (59,508,754)
----------------------------------------------------------------------------------------------------------
  Class C                                                                    (17,404,326)      (18,808,145)
----------------------------------------------------------------------------------------------------------
  Class R                                                                     (2,175,756)        4,315,028
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (626,633)       (2,718,185)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (172,751,780)     (264,420,613)
==========================================================================================================
     Net increase (decrease) in net assets                                  (278,640,521)     (419,314,239)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,996,398,623     2,415,712,862
==========================================================================================================
  End of period (including undistributed net investment income of
     $7,511,231 and $2,665,234, respectively)                             $1,717,758,102    $1,996,398,623
__________________________________________________________________________________________________________
==========================================================================================================




NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.


9        AIM MID CAP CORE EQUITY FUND

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be

10        AIM MID CAP CORE EQUITY FUND
      evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


11        AIM MID CAP CORE EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $203,091.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,535.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $48,353 in front-end sales commissions from the sale of Class A shares and $5,989, $78,633, $2,429 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,


  Level 1 -- Quoted prices in an active market for identical assets.


  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.


12        AIM MID CAP CORE EQUITY FUND

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,693,340,928
--------------------------------------
Level 2                    103,478,260
--------------------------------------
Level 3                             --
======================================
                        $1,796,819,188
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $34,041.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $3,916 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS


                                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO
                                 --------------------------------------                             UNREALIZED
SETTLEMENT                           DELIVER                RECEIVE               VALUE            APPRECIATION
DATE                             ---------------        ---------------          06/30/08         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
09/10/08                         EUR  12,900,000        USD  20,237,139        $20,230,382           $   6,757
----------------------------------------------------------------------------------------------------------------
09/10/08                         GBP  12,600,000        USD  24,759,126        $24,957,017           $(197,891)
================================================================================================================
  Total open foreign
     currency contracts                                                                              $(191,134)
________________________________________________________________________________________________________________
================================================================================================================


                                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO
                                 --------------------------------------
CLOSED                               DELIVER                RECEIVE               VALUE              REALIZED
DATE                             ---------------        ---------------          06/30/08           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------
06/30/08                         EUR   2,600,000        USD   4,079,738        $ 4,083,014           $  (3,276)
----------------------------------------------------------------------------------------------------------------
  Total closed foreign
     currency contracts                                                                              $  (3,276)
================================================================================================================
  Total foreign currency
     contracts                                                                                       $(194,410)
________________________________________________________________________________________________________________
================================================================================================================





Currency Abbreviations:
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar




13        AIM MID CAP CORE EQUITY FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $275,594,412 and $401,097,952, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 181,692,160
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (106,852,453)
================================================================================================
Net unrealized appreciation of investment securities                               $  74,839,707
________________________________________________________________________________________________
================================================================================================
Cost of investments is the same for tax and financial reporting purposes.


NOTE 10--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    3,852,908     $  88,106,793       6,241,450     $ 173,257,488
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      419,289         7,927,364         535,435        12,686,772
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      517,920         9,874,319         563,606        13,325,886
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      394,825         8,924,565         788,477        21,570,907
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          279,472         6,645,174       1,288,870        37,175,632
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       9,450,420       221,707,505
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --       3,899,443        75,883,852
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --       1,806,333        35,078,987
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --         534,950        12,431,951
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         479,817        11,640,352
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                    1,000,894        22,882,842       1,122,892        31,000,501
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,209,319)      (22,882,842)     (1,316,265)      (31,000,501)
==========================================================================================================================
Reacquired:
  Class A                                                   (8,836,559)     (201,432,108)    (22,287,869)     (613,666,051)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (2,498,144)      (47,147,114)     (4,955,405)     (117,078,877)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,448,343)      (27,278,645)     (2,857,879)      (67,213,018)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (494,104)      (11,100,321)     (1,086,424)      (29,687,830)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (310,696)       (7,271,807)     (1,815,982)      (51,534,169)
==========================================================================================================================
                                                            (8,331,857)    $(172,751,780)     (7,608,131)    $(264,420,613)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


14        AIM MID CAP CORE EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                        --------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ------------------------------------------------------------------
                                              2008             2007          2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $    23.63       $    26.08    $    28.57    $    28.64    $    26.92    $    21.17
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.09             0.32          0.25          0.06(a)      (0.01)(a)     (0.08)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             (1.36)            2.23          2.97          2.08          3.71          5.83
==============================================================================================================================
     Total from investment operations           (1.27)            2.55          3.22          2.14          3.70          5.75
==============================================================================================================================
Less distributions:
  Dividends from net investment
     income                                        --            (0.36)        (0.22)           --            --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                         --            (4.64)        (5.49)        (2.21)        (1.98)           --
==============================================================================================================================
     Total distributions                           --            (5.00)        (5.71)        (2.21)        (1.98)           --
==============================================================================================================================
Net asset value, end of period             $    22.36       $    23.63    $    26.08    $    28.57    $    28.64    $    26.92
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                 (5.37)%           9.90%        11.11%         7.43%        13.82%        27.10%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $1,123,362       $1,280,918    $1,556,658    $2,186,823    $2,552,041    $2,025,407
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              1.22%(c)         1.21%         1.28%         1.27%(d)      1.30%         1.41%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              1.24%(c)         1.22%         1.28%         1.32%         1.40%         1.41%
==============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                          0.74%(c)         0.97%         0.65%         0.23%        (0.02)%       (0.33)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         18%              49%           51%           61%           56%           38%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,175,930,646.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  19.59         $  22.39     $  25.23     $  25.73     $  24.54     $  19.43
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.00             0.08        (0.02)       (0.14)(a)    (0.19)(a)    (0.21)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.11)            1.91         2.67         1.85         3.36         5.32
===============================================================================================================================
     Total from investment operations                (1.11)            1.99         2.65         1.71         3.17         5.11
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.15)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (4.64)       (5.49)       (2.21)       (1.98)          --
===============================================================================================================================
     Total distributions                                --            (4.79)       (5.49)       (2.21)       (1.98)          --
===============================================================================================================================
Net asset value, end of period                    $  18.48         $  19.59     $  22.39     $  25.23     $  25.73     $  24.54
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (5.67)%           9.03%       10.32%        6.59%       13.00%       26.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $311,653         $394,916     $492,311     $609,073     $702,361     $702,267
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.97%(c)         1.96%        2.03%        2.02%        2.04%        2.06%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.99%(c)         1.97%        2.03%        2.02%        2.05%        2.06%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.01)%(c)        0.22%       (0.10)%      (0.52)%      (0.76)%      (0.98)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              18%              49%          51%          61%          56%          38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $349,923,908.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM MID CAP CORE EQUITY FUND

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  19.55         $  22.35     $  25.20     $  25.70     $  24.51     $  19.41
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.00             0.08        (0.02)       (0.14)(a)    (0.19)(a)    (0.21)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.11)            1.91         2.66         1.85         3.36         5.31
===============================================================================================================================
     Total from investment operations                (1.11)            1.99         2.64         1.71         3.17         5.10
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.15)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (4.64)       (5.49)       (2.21)       (1.98)          --
===============================================================================================================================
     Total distributions                                --            (4.79)       (5.49)       (2.21)       (1.98)          --
===============================================================================================================================
Net asset value, end of period                    $  18.44         $  19.55     $  22.35     $  25.20     $  25.70     $  24.51
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (5.68)%           9.05%       10.29%        6.60%       13.01%       26.28%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $154,891         $182,444     $219,435     $286,025     $324,873     $303,296
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.97%(c)         1.96%        2.03%        2.02%        2.04%        2.06%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.99%(c)         1.97%        2.03%        2.02%        2.05%        2.06%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.01)%(c)        0.22%       (0.10)%      (0.52)%      (0.76)%      (0.98)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              18%              49%          51%          61%          56%          38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $166,137,510.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 23.40         $ 25.88     $ 28.38     $ 28.54     $ 26.89     $ 21.18
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.06            0.22        0.14       (0.01)(a)   (0.07)(a)   (0.12)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.34)           2.23        2.98        2.06        3.70        5.83
============================================================================================================================
     Total from investment operations                  (1.28)           2.45        3.12        2.05        3.63        5.71
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.29)      (0.13)         --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (4.64)      (5.49)      (2.21)      (1.98)         --
============================================================================================================================
     Total distributions                                  --           (4.93)      (5.62)      (2.21)      (1.98)         --
============================================================================================================================
Net asset value, end of period                       $ 22.12         $ 23.40     $ 25.88     $ 28.38     $ 28.54     $ 26.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (5.47)%          9.59%      10.83%       7.14%      13.57%      26.96%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $64,867         $70,940     $72,308     $85,631     $61,303     $27,281
____________________________________________________________________________________________________________________________
============================================================================================================================
  With fee waivers and/or expense
     reimbursements                                     1.47%(c)        1.46%       1.53%       1.52%       1.54%       1.56%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.49%(c)        1.47%       1.53%       1.52%       1.55%       1.56%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.49%(c)        0.71%       0.40%      (0.02)%     (0.26)%     (0.48)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                18%             49%         51%         61%         56%         38%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $67,040,392.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM MID CAP CORE EQUITY FUND

                                                                             INSTITUTIONAL CLASS
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 24.44         $ 26.82     $ 29.26     $ 29.15     $ 27.23     $ 21.27
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.13            0.43        0.38        0.20(a)     0.14(a)     0.08(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.40)           2.30        3.06        2.12        3.76        5.88
============================================================================================================================
     Total from investment operations                  (1.27)           2.73        3.44        2.32        3.90        5.96
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.47)      (0.40)         --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (4.64)      (5.48)      (2.21)      (1.98)         --
============================================================================================================================
     Total distributions                                  --           (5.11)      (5.88)      (2.21)      (1.98)         --
============================================================================================================================
Net asset value, end of period                       $ 23.17         $ 24.44     $ 26.82     $ 29.26     $ 29.15     $ 27.23
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (5.20)%         10.33%      11.62%       7.92%      14.40%      28.02%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $62,985         $67,180     $75,000     $88,077     $51,579     $26,056
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.84%(c)        0.82%       0.82%       0.82%       0.80%       0.76%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     0.86%(c)        0.83%       0.82%       0.82%       0.81%       0.76%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                1.13%(c)        1.35%       1.10%       0.68%       0.48%       0.32%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                18%             49%         51%         61%         56%         38%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $63,536,348.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


17        AIM MID CAP CORE EQUITY FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.


  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $946.30        $5.90       $1,018.80       $6.12        1.22%
---------------------------------------------------------------------------------------------------
        B            1,000.00        943.30         9.52        1,015.07        9.87        1.97
---------------------------------------------------------------------------------------------------
        C            1,000.00        943.20         9.52        1,015.07        9.87        1.97
---------------------------------------------------------------------------------------------------
        R            1,000.00        945.30         7.11        1,017.55        7.37        1.47
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.




19        AIM MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Growth Series is required under the          renewal process, the Trustees receive        from one another and attributed different
Investment Company Act of 1940 to            comparative performance and fee data         weight to the various factors. The
approve annually the renewal of the AIM      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Mid Cap Core Equity Fund (the Fund)          independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's invest-     Sub-Committee's recommendations and makes    their deliberations and conclusions of
ment advisory agreement is in the best       its own recommendations regarding the        these same arrangements throughout the
interests of the Fund and its                performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each Sub-           FACTORS AND CONCLUSIONS AND SUMMARY
advisory agreement is fair and reasonable.   Committee's recommendations in making its    OF INDEPENDENT WRITTEN FEE EVALUATION
                                             annual recommendation to the Board whether
   The independent Trustees met separately   to approve the continuance of each AIM       The discussion below serves as a summary
during their evaluation of the Fund's        Fund's investment advisory agreement and     of the Senior Officer's independent
investment advisory agreement with           sub-advisory agreements for another year.    written evaluation with respect to the
independent legal counsel from whom they                                                  Fund's investment advisory agreement and
received independent legal advice, and the      The independent Trustees are assisted     sub-advisory agreements. Unless
independent Trustees also received           in their annual evaluation of the Fund's     otherwise stated, information set forth
assistance during their deliberations from   investment advisory agreement by the         below is as of June 19, 2008 and does not
the independent Senior Officer, a            independent Senior Officer. One              reflect any changes that may have occurred
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   since that date, including but not
reports directly to the independent          manage the process by which the AIM Funds'   limited to changes to the Fund's
Trustees.                                    proposed management fees are negotiated      performance, advisory fees, expense
                                             during the annual contract renewal process   limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a
                                             manner that is at arms' length and           I. Investment Advisory Agreement
The Board's Investments Committee has        reasonable. Accordingly, the Senior
established three Sub-Committees that are    Officer must either supervise a                 A. Nature, Extent and Quality of
responsible for overseeing the manage-       competitive bidding process or prepare an          Services Provided by Invesco Aim
ment of a number of the series portfolios    independent written evaluation. The Senior
of the AIM Funds. This Sub-Committee         Officer has recommended that an independ-    The Board reviewed the advisory services
structure permits the Trustees to focus on   ent written evaluation be provided and, at   provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   the direction of the Board, has prepared     the Fund's investment advisory agreement,
been assigned to them. The Sub-Com-          an independent written evaluation.           the performance of Invesco Aim in provid-
mittees meet throughout the year to review                                                ing these services, and the credentials
the performance of their assigned funds,        During the annual contract renewal        and experience of the officers and
and the Sub-Committees review monthly and    process, the Board considered the factors    employees of Invesco Aim who provide these
quarterly comparative performance            discussed below under the heading "Factors   services. The Board's review of the
information and periodic asset flow data     and Conclusions and Summary of Independent   qualifications of Invesco Aim to provide
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    these services included the Board's
are prepared under the direction and         fairness and reasonableness of the Fund's    consideration of Invesco Aim's portfolio
supervision of the independent Senior        investment advisory agreement and            and product review process, various back
Officer. Over the course of each year, the   sub-advisory agreements at the contract      office support functions provided by
Sub-Committees meet with portfolio           renewal meetings and at their meetings       Invesco Aim and its affiliates, and
managers for their assigned funds and        throughout the year as part of their         Invesco Aim's equity and fixed income
other members of management and review       ongoing oversight of the Fund. The Fund's    trading operations. The Board concluded
with these individuals the performance,      investment advisory agreement and            that the nature, extent and quality of the
investment objective(s), policies,           sub-advisory agreements were considered      advisory services provided to the Fund by
strategies and limitations of these funds.   separately, although the Board also          Invesco Aim were appropriate and that
                                             considered the common interests of all of    Invesco Aim currently is providing
   In addition to their meetings through-    the AIM Funds in their deliberations. The    satisfactory advisory services in
out the year, the Sub-Committees meet at     Board considered all of the information      accordance with the terms of the Fund's
designated contract renewal meetings each    provided to them and did not identify any    investment advisory agreement. In
year to conduct an in-depth review of the    particular factor that was controlling.      addition, based on their ongoing meetings
performance, fees and expenses of            Each Trustee may have evalu-                 throughout the year with the Fund's
                                                                                          portfolio manager or managers, the Board
                                                                                          concluded that these individuals are
                                                                                          competent and able to continue to carry
                                                                                          out their responsibili-

                                                                                                                           continued


20 AIM MID CAP CORE EQUITY FUND

ties under the Fund's investment advisory    and this review did not change their         and reasonable.
agreement.                                   conclusions.
                                                                                             D. Economies of Scale and Breakpoints
In determining whether to continue the          C. Advisory Fees and Fee Waivers
Fund's investment advisory agreement, the                                                 The Board considered the extent to which
Board considered the prior relationship      The Board compared the Fund's contractual    there are economies of scale in Invesco
between Invesco Aim and the Fund, as well    advisory fee rate to the contractual         Aim's provision of advisory services to
as the Board's knowledge of Invesco Aim's    advisory fee rates of funds in the Fund's    the Fund. The Board also considered
operations, and concluded that it was ben-   Lipper expense group that are not managed    whether the Fund benefits from such
eficial to maintain the current              by Invesco Aim, at a common asset level      economies of scale through contractual
relationship, in part, because of such       and as of the end of the past calendar       breakpoints in the Fund's advisory fee
knowledge. The Board also considered the     year. The Board noted that the Fund's        schedule or through advisory fee waivers
steps that Invesco Aim and its affiliates    contractual advisory fee rate was below      or expense limitations. The Board noted
have taken over the last several years to    the median contractual advisory fee rate     that the Fund's contractual advisory fee
improve the quality and efficiency of the    of funds in its expense group. The Board     schedule includes three breakpoints and
services they provide to the AIM Funds in    also reviewed the methodology used by        that the level of the Fund's advisory
the areas of investment performance,         Lipper in determining contractual fee        fees, as a percentage of the Fund's net
product line diversification,                rates.                                       assets, has decreased as net assets
distribution, fund operations, shareholder                                                increased because of the breakpoints.
services and compliance. The Board con-         The Board also compared the Fund's        Based on this information, the Board
cluded that the quality and efficiency of    effective fee rate (the advisory fee after   concluded that the Fund's advisory fees
the services Invesco Aim and its             any advisory fee waivers and before any      appropriately reflect economies of scale
affiliates provide to the AIM Funds in       expense limitations/waivers) to the          at current asset levels. The Board also
each of these areas generally have           advisory fee rates of other clients of       noted that the Fund shares directly in
improved, and support the Board's approval   Invesco Aim and its affiliates with          economies of scale through lower fees
of the continuance of the Fund's             investment strategies comparable to          charged by third party service providers
investment advisory agreement.               those of the Fund, including two mutual      based on the combined size of all of the
                                             funds advised by Invesco Aim. The Board      AIM Funds and affiliates.
   B. Fund Performance                       noted that the Fund's rate was below the
                                             rates for the other mutual funds.               E. Profitability and Financial
The Board compared the Fund's performance                                                       Resources of Invesco Aim
during the past one, three and five             Additionally, the Board compared the
calendar years to the performance of funds   Fund's effective fee rate to the total       The Board reviewed information from
in the Fund's performance group that are     advisory fees paid by numerous separately    Invesco Aim concerning the costs of the
not managed by Invesco Aim, and against      managed accounts/wrap accounts advised       advisory and other services that Invesco
the performance of all funds in the Lipper   by an Invesco Aim affiliate. The Board       Aim and its affiliates provide to the Fund
Mid-Cap Core Funds Index. The Board also     noted that the Fund's rate was generally     and the profitability of Invesco Aim and
reviewed the criteria used by Invesco Aim    above the rates for the separately managed   its affiliates in providing these
to identify the funds in the Fund's          accounts/ wrap accounts. The Board           services. The Board also reviewed
performance group for inclusion in the       considered that management of the            information concerning the financial
Lipper reports. The Board noted that the     separately managed accounts/wrap accounts    condition of Invesco Aim and its
Fund's performance was in the second         by the Invesco Aim affiliate involves        affiliates. The Board also reviewed with
quintile of its performance group for the    different levels of services and different   Invesco Aim the methodology used to
one year period, the third quintile for      operational and regulatory requirements      prepare the profitability information. The
the three year period, and the fourth        than Invesco Aim's management of the         Board considered the overall profitability
quintile for the five year period (the       Fund. The Board concluded that these         of Invesco Aim, as well as the
first quintile being the best performing     differences are appropriately reflected in   profitability of Invesco Aim in connection
funds and the fifth quintile being the       the fee structure for the Fund.              with managing the Fund. The Board noted
worst performing funds). The Board noted                                                  that Invesco Aim continues to operate at a
that the Fund's performance was above the       The Board noted that Invesco Aim has      net profit, although increased expenses in
performance of the Index for the one year    not proposed any advisory fee waivers or     recent years have reduced the
period, and below the performance of the     expense limitations for the Fund. The        profitability of Invesco Aim and its
Index for the three and five year periods.   Board concluded that it was not necessary    affiliates. The Board concluded that the
The Board also considered the steps          at this time to discuss with Invesco Aim     Fund's fees were fair and reasonable, and
Invesco Aim has taken over the last          whether to implement any such waivers or     that the level of profits realized by
several years to improve the quality and     expense limitations because, net of          Invesco Aim and its affiliates from
efficiency of the services that Invesco      transfer agent fees above the median, most   providing services to the Fund was not
Aim provides to the AIM Funds. The Board     classes of the Fund's total expenses were    excessive in light of the nature, quality
concluded that Invesco Aim continues to be   at or below the median total expenses of     and extent of the services provided. The
responsive to the Board's focus on fund      the funds in the Fund's expense group that   Board considered whether Invesco Aim is
performance. Although the independent        are not managed by Invesco Aim.              financially sound and has the resources
written evaluation of the Fund's Senior                                                   necessary to perform its obligations
Officer only considered Fund performance        After taking account of the Fund's        under the Fund's investment advisory
through the most recent calendar year, the   contractual advisory fee rate, as well as    agreement, and concluded that Invesco Aim
Board also reviewed more recent Fund         the comparative advisory fee information     has the financial resources necessary to
performance                                  discussed above, the Board concluded that    fulfill these obligations.
                                             the Fund's advisory fees were fair

                                                                                                                           continued


21 AIM MID CAP CORE EQUITY FUND

   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim,         investments and investment techniques, and
                                             these arrangements were consistent with      providing investment advisory services.
The Board noted that, at their direction,    regulatory requirements.                     The Board concluded that the sub-advisory
the Senior Officer of the Fund, who is                                                    agreements will benefit the Fund and its
independent of Invesco Aim and Invesco          The Board considered the fact that the    shareholders by permitting Invesco Aim
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collat-      to utilize the additional resources and
independent written evaluation to assist     eral from any securities lending arrange-    talent of the Affiliated Sub-Advisers in
the Board in determining the                 ments may be invested in money market        managing the Fund.
reasonableness of the proposed               funds advised by Invesco Aim pursuant to
management fees of the AIM Funds,            procedures approved by the Board. The           B. Fund Performance
including the Fund. The Board noted that     Board noted that Invesco Aim will receive
they had relied upon the Senior Officer's    advisory fees from these affiliated money    The Board did not view Fund performance as
written evaluation instead of a              market funds attributable to such invest-    a relevant factor in considering whether
competitive bidding process. In              ments, although Invesco Aim has contractu-   to approve the sub-advisory agreements for
determining whether to continue the Fund's   ally agreed to waive through at least June   the Fund, as no Affiliated Sub-Adviser
investment advisory agreement, the Board     30, 2009, the advisory fees payable by the   currently manages any portion of the
considered the Senior Officer's written      Fund in an amount equal to 100% of the net   Fund's assets.
evaluation.                                  advisory fees Invesco Aim receives from
                                             the affiliated money market funds with          C. Sub-Advisory Fees
   G. Collateral Benefits to Invesco Aim     respect to the Fund's investment of
      and its Affiliates                     uninvested cash, but not cash collateral.    The Board considered the services to be
                                             The Board considered the contractual         provided by the Affiliated Sub-Advisers
The Board considered various other           nature of this fee waiver and noted that     pursuant to the sub-advisory agreements
benefits received by Invesco Aim and its     it remains in effect until at least June     and the services to be provided by Invesco
affiliates resulting from Invesco Aim's      30, 2009. The Board concluded that the       Aim pursuant to the Fund's investment
relationship with the Fund, including the    Fund's investment of uninvested cash and     advisory agreement, as well as the
fees received by Invesco Aim and its         cash collateral from any securities          allocation of fees between Invesco Aim and
affiliates for their provision of            lending arrangements in the affiliated       the Affiliated Sub-Advisers pursuant to
administrative, transfer agency and          money market funds is in the best            the sub-advisory agreements. The Board
distribution services to the Fund. The       interests of the Fund and its                noted that the subadvisory fees have no
Board considered the performance of          shareholders.                                direct effect on the Fund or its
Invesco Aim and its affiliates in provid-                                                 shareholders, as they are paid by Invesco
ing these services and the organizational    II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
structure employed by Invesco Aim and its                                                 that Invesco Aim and the Affiliated Sub-
affiliates to provide these services. The       A. Nature, Extent and Quality of          Advisers are affiliates. After taking
Board also considered that these services          Services Provided by Affiliated        account of the Fund's contractual
are provided to the Fund pursuant to               Sub-Advisers                           sub-advisory fee rate, as well as other
written contracts which are reviewed and                                                  relevant factors, the Board concluded that
approved on an annual basis by the Board.    The Board reviewed the services to be        the Fund's sub-advisory fees were fair
The Board concluded that Invesco Aim and     provided by Invesco Trimark Ltd., Invesco    and reasonable.
its affiliates were providing these          Asset Management Deutschland, GmbH,
services in a satisfactory manner and in     Invesco Asset Management Limited, In-           D. Financial Resources of the
accordance with the terms of their           vesco Asset Management (Japan) Limited,            Affiliated Sub-Advisers
contracts, and were qualified to continue    Invesco Australia Limited, Invesco Global
to provide these services to the Fund.       Asset Management (N.A.), Inc., Invesco       The Board considered whether each Affili-
                                             Hong Kong Limited, Invesco Institutional     ated Sub-Adviser is financially sound and
   The Board considered the benefits real-   (N.A.), Inc. and Invesco Senior Secured      has the resources necessary to perform its
ized by Invesco Aim as a result of           Management, Inc. (collectively, the          obligations under its respective sub-advi-
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         sory agreement, and concluded that each
through "soft dollar" arrangements. Under    sub-advisory agreements and the creden-      Affiliated Sub-Adviser has the financial
these arrangements, portfolio brokerage      tials and experience of the officers and     resources necessary to fulfill these
commissions paid by the Fund and/or          employees of the Affiliated Sub-Advisers     obligations.
other funds advised by Invesco Aim are       who will provide these services. The Board
used to pay for research and execution       concluded that the nature, extent and
services. The Board noted that soft dollar   quality of the services to be provided by
arrangements shift the payment obligation    the Affiliated Sub-Advisers were
for the research and execution services      appropriate. The Board noted that the
from Invesco Aim to the funds and            Affiliated Sub-Advisers, which have
therefore may reduce Invesco Aim's           offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar ar-    centers around the world, have been formed
rangements may be used by Invesco Aim in     in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making recom-
and may therefore benefit Fund sharehold-    mendations on the markets and economies of
ers. The Board concluded that Invesco        various countries and securities of
Aim's soft dollar arrangements were          companies located in such
appropriate. The Board also concluded






22 AIM MID CAP CORE EQUITY FUND

Supplement to Semiannual Report dated 6/30/08

AIM MID CAP CORE EQUITY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 6/30/08                    recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                  7.43%   those shown. All returns assume
shareholders with a performance overview        5 Years                          10.55    reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                           -5.39    Investment return and principal value will
Class shares are offered exclusively to         6 Months*                        -5.20    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ       (1) Total annual operating expenses less
                                             from performance of other share classes          any contractual fee waivers and/or
                                             primarily due to differing sales charges         expense reimbursements by the advisor
                                             and class expenses.                              in effect through at least June 30,
                                                                                              2009. See current prospectus for more
                                                The net annual Fund operating expense         information.
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.83%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.85%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   MCCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00       $948.00        $4.07       $1,020.69       $4.22        0.84%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM MID CAP CORE EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Mid Cap Core Equity Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                               VOTES            WITHHELD/         BROKER
      MATTER                                              VOTES FOR           AGAINST          ABSTENTIONS       NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .....................      27,423,217         1,430,830           1,177,517       9,999,249



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                                WITHHELD/
      MATTERS                                                                                VOTES FOR        ABSTENTIONS**
---------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.................................................................         259,205,198        10,486,394
      Frank S. Bayley..............................................................         259,256,384        10,435,208
      James T. Bunch...............................................................         258,142,293        11,549,299
      Bruce L. Crockett............................................................         258,143,390        11,548,202
      Albert R. Dowden.............................................................         259,201,224        10,490,368
      Jack M. Fields...............................................................         259,317,796        10,373,796
      Martin L. Flanagan...........................................................         259,304,758        10,386,834
      Carl Frischling..............................................................         259,178,445        10,513,147
      Prema Mathai-Davis...........................................................         259,255,582        10,436,010
      Lewis F. Pennock.............................................................         258,139,258        11,552,334
      Larry Soll, Ph.D. ...........................................................         258,048,313        11,643,279
      Raymond Stickel, Jr. ........................................................         258,206,591        11,485,001
      Philip A. Taylor.............................................................         259,264,092        10,427,500




                                                                               VOTES            WITHHELD/         BROKER
                                                          VOTES FOR           AGAINST          ABSTENTIONS       NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate
      the Trust, the Fund, and each other series
      portfolio of the Trust, or a share class
      without a shareholder vote....................     182,780,828        23,098,525           6,564,572      57,247,667



    * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

   ** Includes Broker Non-Votes.


23        AIM MID CAP CORE EQUITY FUND

====================================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                          HOW DO I SIGN UP?
Register for eDelivery to:                                            It's easy. Just follow these simple steps:
- save your Fund the cost of printing and postage.                    1. Log in to your account.
- reduce the amount of paper you receive.                             2. Click on the "Service Center" tab.
- gain access to your documents faster by not waiting for the mail.   3. Select "Register for eDelivery" and complete the consent
- view your documents online anytime at your convenience.                process.
- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC
Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., [Invesco Aim Logo] Invesco
Trimark Ltd., Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment
advisors - service mark - that serve as the subadvisor for some of the products and services represented by       [INVESCO AIM LOGO]
Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded        - SERVICE MARK -
funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                      invescoaim.com    MCCE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SMALL CAP GROWTH FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

                                                [MOUNTAIN GRAPHIC]

AIM Investments became         2    Fund Performance
INVESCO AIM                    3    Letter to Shareholders
on March 31, 2008.             4    Schedule of Investments
                               8    Financial Statements
For more details, go to        11   Notes to Financial Statements
invescoaim.com                 17   Financial Highlights
                               21   Fund Expenses
                               22   Approval of Investment Advisory Agreement
                               25   Results of Proxy

                               For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                               Unless otherwise noted, all data provided by Invesco Aim.

                               THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                  -10.86%
Class B Shares                                                                  -11.20
Class C Shares                                                                  -11.17
Class R Shares                                                                  -10.96
Investor Class Shares                                                           -10.85
S&P 500 Index(triangle) (Broad Market Index)                                    -11.90
Russell 2000 Growth Index(triangle) (Style-Specific Index)                       -8.93
Lipper Small-Cap Growth Funds Index(triangle) (Peer Group Index)                -12.58

(triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK--INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 2000--REGISTERED TRADEMARK--GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK--is a trademark of the Frank Russell
Company.

   The LIPPER SMALL-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Small-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-
per-share growth value, compared to the S&P SmallCap 600 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,    GUARANTEE COMPARABLE FUTURE RESULTS;
As of 6/30/08, including maximum             2002. RETURNS SINCE THAT DATE ARE            CURRENT PERFORMANCE MAY BE LOWER OR
applicable sales charges                     HISTORICAL RETURNS. ALL OTHER RETURNS ARE    HIGHER. PLEASE VISIT INVESCOAIM.COM FOR
                                             BLENDED RETURNS OF HISTORICAL CLASS R        THE MOST RECENT MONTH-END PERFORMANCE.
CLASS A SHARES                               SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE FIGURES REFLECT REINVESTED
Inception (10/18/95)                 10.13%  SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
10 Years                              7.74   THE INCEPTION DATE OF CLASS R SHARES) AT     AND THE EFFECT OF THE MAXIMUM SALES CHARGE
 5 Years                              8.28   NET ASSET VALUE, ADJUSTED TO REFLECT THE     UNLESS OTHERWISE STATED. PERFORMANCE
 1 Year                             -16.70   HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   FIGURES DO NOT REFLECT DEDUCTION OF TAXES
                                             R SHARES. CLASS A SHARES' INCEPTION DATE     A SHAREHOLDER WOULD PAY ON FUND
CLASS B SHARES                               IS OCTOBER 18, 1995.                         DISTRIBUTIONS OR SALE OF FUND SHARES.
Inception (10/18/95)                 10.14%                                               INVESTMENT RETURN AND PRINCIPAL VALUE WILL
10 Years                              7.72      INVESTOR CLASS SHARES' INCEPTION DATE     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
 5 Years                              8.39   IS APRIL 7, 2006. RETURNS SINCE THAT DATE    LOSS WHEN YOU SELL SHARES.
 1 Year                             -16.38   ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL INVESTOR      THE TOTAL ANNUAL FUND OPERATING EXPENSE
CLASS C SHARES                               CLASS SHARE PERFORMANCE AND RESTATED CLASS   RATIO SET FORTH IN THE MOST RECENT FUND
Inception (5/3/99)                    6.28%  A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    PROSPECTUS AS OF THE DATE OF THIS REPORT
 5 Years                              8.70   THE INCEPTION DATE OF INVESTOR CLASS         FOR CLASS A, CLASS B, CLASS C, CLASS R
 1 Year                             -13.28   SHARES) AT NET ASSET VALUE, WHICH RESTATED   SHARES AND INVESTOR CLASS SHARES WAS
                                             PERFORMANCE WILL REFLECT THE RULE 12B-1      1.23%, 1.98%, 1.98%, 1.48% AND 1.23%,
CLASS R SHARES                               FEES APPLICABLE TO CLASS A SHARES FOR THE    RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
10 Years                              8.12%  PERIOD USING BLENDED RETURNS. CLASS A        ABOVE MAY VARY FROM THE EXPENSE RATIOS
 5 Years                              9.24   SHARES' INCEPTION DATE IS OCTOBER 18,        PRESENTED IN OTHER SECTIONS OF THIS REPORT
 1 Year                             -12.07   1995.                                        THAT ARE BASED ON EXPENSES INCURRED DUR-
                                                                                          ING THE PERIOD COVERED BY THIS REPORT.
INVESTOR CLASS SHARES                           THE PERFORMANCE DATA QUOTED REPRESENT
10 Years                              8.35%  PAST PERFORMANCE AND CANNOT                     CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                              9.51                                                MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                             -11.87                                                AND CLASS C SHARE PERFORMANCE REFLECTS
==========================================                                                THE APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                          CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                                                                          CLASS SHARES DO NOT HAVE A FRONT-END
                                                                                          SALES CHARGE OR A CDSC; THEREFORE,
                                                                                          PERFORMANCE IS AT NET ASSET VALUE.

                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO DIF-
                                                                                          FERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                          EXPENSES.


2 AIM SMALL CAP GROWTH FUND

                                    Dear Fellow Shareholders:

          [CROCKETT PHOTO]          As I write this letter in July 2008, turbulent financial markets are causing considerable
           Bruce Crockett           investor anxiety, reminding us again that markets are cyclical and the correction of excess is often painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                                       We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisors. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM
                                    Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly Web site (invescoaim.com); a new mountain logo using a
                                    Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign.
                                    Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron'sand Investment News through the end of 2008.

                                       At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment
                                    Advisory Agreement Renewals."

                                       We have recently completed another active proxy voting season during which we acted on your behalf to double the number of votes in favor of separating the roles of chairman and CEO at the companies whose shares your Funds hold. We also continued to support the movement for shareholders to have a bigger role in approving executive compensation, initiatives known as
                                    "say on pay." Like virtually all other mutual fund complexes, AIM Funds abstain from voting on social issues as a matter of policy, and I would be interested to hear your thoughts on this policy.

                                       As always, you are welcome to e-mail your questions or comments to me at
                                    bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

                                       We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT
Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

August 11, 2008


3   AIM SMALL CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               25.2%
-------------------------------------------------------------------------
Industrials                                                          18.2
-------------------------------------------------------------------------
Health Care                                                          17.6
-------------------------------------------------------------------------
Consumer Discretionary                                               12.5
-------------------------------------------------------------------------
Energy                                                               11.0
-------------------------------------------------------------------------
Financials                                                            5.8
-------------------------------------------------------------------------
Materials                                                             3.6
-------------------------------------------------------------------------
Consumer Staples                                                      2.7
-------------------------------------------------------------------------
Telecommunication Services                                            1.0
-------------------------------------------------------------------------
Utilities                                                             0.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.39%

ADVERTISING-0.38%

National CineMedia, Inc.                                 525,236    $    5,599,016
==================================================================================


AEROSPACE & DEFENSE-2.14%

Ceradyne, Inc.(b)                                        233,872         8,021,810
----------------------------------------------------------------------------------
Hexcel Corp.(b)                                          536,262        10,349,856
----------------------------------------------------------------------------------
TransDigm Group, Inc.(b)                                 382,778        12,857,513
==================================================================================
                                                                        31,229,179
==================================================================================


AIR FREIGHT & LOGISTICS-1.82%

Forward Air Corp.                                        365,851        12,658,444
----------------------------------------------------------------------------------
Hub Group, Inc.-Class A(b)                               403,882        13,784,493
==================================================================================
                                                                        26,442,937
==================================================================================


APPAREL RETAIL-2.35%

AnnTaylor Stores Corp.(b)                                450,478        10,793,453
----------------------------------------------------------------------------------
DSW Inc.-Class A(b)(c)                                   610,541         7,192,173
----------------------------------------------------------------------------------
Hot Topic, Inc.(b)                                     1,253,973         6,783,994
----------------------------------------------------------------------------------
Zumiez Inc.(b)(c)                                        571,724         9,479,184
==================================================================================
                                                                        34,248,804
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.12%

Warnaco Group, Inc. (The)(b)                             369,950        16,303,696
==================================================================================


APPLICATION SOFTWARE-5.82%

ANSYS, Inc.(b)                                           324,879        15,308,298
----------------------------------------------------------------------------------
Aspen Technology, Inc.(b)                                810,592        10,780,874
----------------------------------------------------------------------------------
Blackboard Inc.(b)                                       417,569        15,963,663
----------------------------------------------------------------------------------
Informatica Corp.(b)                                     690,671        10,387,692
----------------------------------------------------------------------------------
JDA Software Group, Inc.(b)                              650,978        11,782,702
----------------------------------------------------------------------------------
Lawson Software, Inc.(b)                               1,229,251         8,936,655
----------------------------------------------------------------------------------
Manhattan Associates, Inc.(b)                            489,646        11,619,299
==================================================================================
                                                                        84,779,183
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.47%

Affiliated Managers Group, Inc.(b)(c)                    162,108        14,599,446
----------------------------------------------------------------------------------
Riskmetrics Group Inc.(b)(c)                             348,614         6,846,779
==================================================================================
                                                                        21,446,225
==================================================================================


AUTO PARTS & EQUIPMENT-0.43%

Tenneco Inc.(b)                                          464,601         6,286,052
==================================================================================


BIOTECHNOLOGY-3.53%

BioMarin Pharmaceutical Inc.(b)                          502,654        14,566,913
----------------------------------------------------------------------------------
Cepheid, Inc.(b)                                         355,123         9,986,059
----------------------------------------------------------------------------------
Human Genome Sciences, Inc.(b)                           617,914         3,219,332
----------------------------------------------------------------------------------
Myriad Genetics, Inc.(b)                                 247,846        11,281,950
----------------------------------------------------------------------------------
United Therapeutics Corp.(b)                             126,151        12,331,260
==================================================================================
                                                                        51,385,514
==================================================================================


COMMODITY CHEMICALS-0.50%

Calgon Carbon Corp.(b)(c)                                475,072         7,344,613
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SMALL CAP GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-3.02%

Harmonic Inc.(b)                                       1,275,805    $   12,132,905
----------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)                        380,454        11,250,025
----------------------------------------------------------------------------------
Polycom, Inc.(b)                                         519,817        12,662,742
----------------------------------------------------------------------------------
Starent Networks Corp.(b)(c)                             626,832         7,885,547
==================================================================================
                                                                        43,931,219
==================================================================================


CONSTRUCTION & ENGINEERING-0.58%

Quanta Services, Inc.(b)                                 254,945         8,482,020
==================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.33%

Bucyrus International, Inc.                              226,354        16,528,369
----------------------------------------------------------------------------------
Wabtec Corp.                                             359,330        17,470,625
==================================================================================
                                                                        33,998,994
==================================================================================


CONSTRUCTION MATERIALS-1.27%

Eagle Materials Inc.(c)                                  347,422         8,800,199
----------------------------------------------------------------------------------
Texas Industries, Inc.(c)                                172,587         9,687,309
==================================================================================
                                                                        18,487,508
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.82%

Euronet Worldwide, Inc.(b)(c)                            620,809        10,491,672
----------------------------------------------------------------------------------
Global Payments Inc.                                     218,965        10,203,769
----------------------------------------------------------------------------------
NeuStar, Inc.-Class A(b)                                 437,561         9,433,815
----------------------------------------------------------------------------------
Syntel, Inc.(c)                                          326,860        11,021,719
==================================================================================
                                                                        41,150,975
==================================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-3.51%

Advisory Board Co. (The)(b)                              164,630         6,474,898
----------------------------------------------------------------------------------
CoStar Group Inc.(b)(c)                                  337,462        15,000,186
----------------------------------------------------------------------------------
Pike Electric Corp.(b)                                   791,362        13,144,523
----------------------------------------------------------------------------------
Tetra Tech, Inc.(b)                                      727,694        16,460,438
==================================================================================
                                                                        51,080,045
==================================================================================


DRUG RETAIL-0.88%

Longs Drug Stores Corp.                                  306,092        12,889,534
==================================================================================


EDUCATION SERVICES-2.61%

DeVry, Inc.                                              393,338        21,090,783
----------------------------------------------------------------------------------
Strayer Education, Inc.                                   81,094        16,954,323
==================================================================================
                                                                        38,045,106
==================================================================================


ELECTRIC UTILITIES-0.81%

ITC Holdings Corp.                                       229,958        11,753,153
==================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.02%

General Cable Corp.(b)                                   307,827        18,731,273
----------------------------------------------------------------------------------
Regal-Beloit Corp.                                       253,274        10,700,826
==================================================================================
                                                                        29,432,099
==================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.61%

Cogent Inc.(b)(c)                                        938,986        10,676,271
----------------------------------------------------------------------------------
Coherent, Inc.(b)                                        429,484        12,837,277
==================================================================================
                                                                        23,513,548
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.19%

EnergySolutions Inc.                                     339,178         7,580,628
----------------------------------------------------------------------------------
Fuel Tech, Inc.(b)(c)                                    550,072         9,692,269
==================================================================================
                                                                        17,272,897
==================================================================================


GENERAL MERCHANDISE STORES-1.02%

Big Lots, Inc.(b)                                        475,948        14,868,616
==================================================================================


HEALTH CARE EQUIPMENT-5.45%

Gen-Probe Inc.(b)                                        216,437        10,276,429
----------------------------------------------------------------------------------
Insulet Corp.(b)                                         305,331         4,802,857
----------------------------------------------------------------------------------
Mentor Corp.(c)                                          259,431         7,217,370
----------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                388,422        10,456,320
----------------------------------------------------------------------------------
NuVasive, Inc.(b)(c)                                     456,731        20,397,606
----------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                            543,848        15,450,722
----------------------------------------------------------------------------------
Zoll Medical Corp.(b)                                    321,578        10,827,531
==================================================================================
                                                                        79,428,835
==================================================================================


HEALTH CARE FACILITIES-1.51%

LifePoint Hospitals, Inc.(b)                             388,304        10,989,003
----------------------------------------------------------------------------------
VCA Antech, Inc.(b)                                      398,293        11,064,580
==================================================================================
                                                                        22,053,583
==================================================================================


HEALTH CARE SERVICES-2.15%

Chemed Corp.                                             259,067         9,484,443
----------------------------------------------------------------------------------
inVentiv Health Inc.(b)                                  400,627        11,133,424
----------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                         217,561        10,710,528
==================================================================================
                                                                        31,328,395
==================================================================================


HEALTH CARE TECHNOLOGY-0.88%

Eclipsys Corp.(b)                                        700,352        12,858,463
==================================================================================


HOME ENTERTAINMENT SOFTWARE-0.76%

THQ Inc.(b)                                              545,028        11,042,267
==================================================================================


HOTELS, RESORTS & CRUISE LINES-0.51%

Choice Hotels International, Inc.                        281,475         7,459,088
==================================================================================


HOUSEHOLD PRODUCTS-1.03%

Church & Dwight Co., Inc.                                267,259        15,060,045
==================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.74%

Korn/Ferry International(b)                              688,106        10,823,907
==================================================================================


INDUSTRIAL MACHINERY-1.35%

Barnes Group Inc.                                        426,358         9,844,606
----------------------------------------------------------------------------------
Dynamic Materials Corp.                                  297,302         9,796,101
==================================================================================
                                                                        19,640,707
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SMALL CAP GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INSURANCE BROKERS-0.39%

National Financial Partners Corp.(c)                     284,120    $    5,631,258
==================================================================================


INTERNET RETAIL-0.33%

Shutterfly, Inc.(b)(c)                                   391,600         4,781,436
==================================================================================


INTERNET SOFTWARE & SERVICES-1.93%

Bankrate, Inc.(b)(c)                                     261,182        10,204,381
----------------------------------------------------------------------------------
DealerTrack Holdings Inc.(b)                             372,249         5,252,433
----------------------------------------------------------------------------------
Omniture, Inc.(b)                                        234,686         4,358,119
----------------------------------------------------------------------------------
ValueClick, Inc.(b)                                      549,582         8,326,167
==================================================================================
                                                                        28,141,100
==================================================================================


INVESTMENT BANKING & BROKERAGE-1.41%

Greenhill & Co., Inc.(c)                                 211,040        11,366,614
----------------------------------------------------------------------------------
optionsXpress Holdings Inc.                              407,965         9,113,938
==================================================================================
                                                                        20,480,552
==================================================================================


IT CONSULTING & OTHER SERVICES-0.67%

SRA International, Inc.-Class A(b)                       432,225         9,707,774
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-2.65%

Affymetrix, Inc.(b)                                      494,419         5,087,572
----------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.(b)(c)                         146,463         4,994,388
----------------------------------------------------------------------------------
PAREXEL International Corp.(b)                           442,926        11,653,383
----------------------------------------------------------------------------------
Varian Inc.(b)                                           329,955        16,847,502
==================================================================================
                                                                        38,582,845
==================================================================================


MARINE-0.32%

American Commercial Lines Inc.(b)(c)                     432,387         4,725,990
==================================================================================


METAL & GLASS CONTAINERS-1.10%

Greif Inc.-Class A                                       249,194        15,955,892
==================================================================================


MOVIES & ENTERTAINMENT-1.49%

Live Nation Inc.(b)(c)                                   519,970         5,501,283
----------------------------------------------------------------------------------
Marvel Entertainment, Inc.(b)                            502,194        16,140,515
==================================================================================
                                                                        21,641,798
==================================================================================


OFFICE REIT'S-0.93%

BioMed Realty Trust, Inc.                                554,425        13,600,045
==================================================================================


OFFICE SERVICES & SUPPLIES-0.68%

Interface, Inc.-Class A                                  788,324         9,877,700
==================================================================================


OIL & GAS DRILLING-1.82%

Unit Corp.(b)                                            319,115        26,476,972
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-3.56%

Dril-Quip, Inc.(b)                                       308,076        19,408,788
----------------------------------------------------------------------------------
FMC Technologies, Inc.(b)                                241,054        18,544,284
----------------------------------------------------------------------------------
ION Geophysical Corp.(b)                                 801,359        13,983,715
==================================================================================
                                                                        51,936,787
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.66%

Arena Resources, Inc.(b)                                 398,832        21,066,306
----------------------------------------------------------------------------------
Bill Barrett Corp.(b)                                    400,810        23,812,122
----------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.(b)                               338,137        23,023,749
----------------------------------------------------------------------------------
Whiting Petroleum Corp.(b)                               137,861        14,624,295
==================================================================================
                                                                        82,526,472
==================================================================================


PACKAGED FOODS & MEATS-0.80%

Ralcorp Holdings, Inc.(b)                                237,164        11,725,388
==================================================================================


PHARMACEUTICALS-1.40%

Medicines Co. (The)(b)                                   477,376         9,461,592
----------------------------------------------------------------------------------
Sciele Pharma, Inc.(b)(c)                                564,205        10,917,367
==================================================================================
                                                                        20,378,959
==================================================================================


PROPERTY & CASUALTY INSURANCE-0.67%

ProAssurance Corp.(b)                                    202,260         9,730,729
==================================================================================


REGIONAL BANKS-0.96%

SVB Financial Group(b)                                   290,012        13,952,477
==================================================================================


RESTAURANTS-1.84%

Buffalo Wild Wings Inc.(b)(c)                            328,118         8,147,170
----------------------------------------------------------------------------------
Jack in the Box Inc.(b)                                  506,619        11,353,332
----------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(b)(c)                    327,249         7,310,742
==================================================================================
                                                                        26,811,244
==================================================================================


SEMICONDUCTOR EQUIPMENT-1.40%

FormFactor Inc.(b)                                       275,225         5,072,397
----------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(b)       440,406        15,334,937
==================================================================================
                                                                        20,407,334
==================================================================================


SEMICONDUCTORS-4.97%

Cirrus Logic, Inc.(b)                                  1,656,420         9,209,695
----------------------------------------------------------------------------------
Diodes Inc.(b)                                           456,992        12,631,259
----------------------------------------------------------------------------------
Hittite Microwave Corp.(b)                               279,031         9,939,084
----------------------------------------------------------------------------------
Microsemi Corp.(b)                                       569,844        14,348,672
----------------------------------------------------------------------------------
Power Integrations, Inc.(b)                              392,297        12,400,508
----------------------------------------------------------------------------------
Silicon Laboratories Inc.(b)                             382,743        13,813,195
==================================================================================
                                                                        72,342,413
==================================================================================


SPECIALTY STORES-0.37%

Dick's Sporting Goods, Inc.(b)                           302,332         5,363,370
==================================================================================


STEEL-0.68%

Carpenter Technology Corp.                               228,200         9,960,930
==================================================================================


SYSTEMS SOFTWARE-1.40%

MICROS Systems, Inc.(b)                                  319,881         9,753,172
----------------------------------------------------------------------------------
Quality Systems, Inc.(c)                                 362,700        10,619,856
==================================================================================
                                                                        20,373,028
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SMALL CAP GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
TECHNOLOGY DISTRIBUTORS-0.85%

Tech Data Corp.(b)                                       364,561    $   12,354,972
==================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.58%

WESCO International, Inc.(b)                             211,804         8,480,632
==================================================================================


TRUCKING-0.92%

Knight Transportation, Inc.(c)                           735,505        13,459,741
==================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.00%

SBA Communications Corp.-Class A(b)                      404,186        14,554,738
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,256,536,202)                                         1,433,628,799
==================================================================================



MONEY MARKET FUNDS-1.70%

Liquid Assets Portfolio-Institutional Class(d)        12,403,672        12,403,672
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              12,403,672        12,403,672
----------------------------------------------------------------------------------
     Total Money Market Funds (Cost $24,807,344)                        24,807,344
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.09% (Cost $1,281,343,546)                                1,458,436,143
==================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN



MONEY MARKET FUNDS-10.75%

Liquid Assets Portfolio-Institutional Class (Cost
  $156,694,920)(d)(e)                                156,694,920       156,694,920
==================================================================================
TOTAL INVESTMENTS-110.84% (Cost $1,438,038,466)                      1,615,131,063
==================================================================================
OTHER ASSETS LESS LIABILITIES-(10.84)%                                (157,988,193)
==================================================================================
NET ASSETS-100.00%                                                  $1,457,142,870
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,256,536,202)*                       $1,433,628,799
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $181,502,264)                 181,502,264
=======================================================
     Total investments (Cost
       $1,438,038,466)                    1,615,131,063
=======================================================
Cash                                            510,307
-------------------------------------------------------
Receivables for:
  Investments sold                            2,791,205
-------------------------------------------------------
  Fund shares sold                            1,982,762
-------------------------------------------------------
  Dividends                                   2,194,808
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             129,407
-------------------------------------------------------
Other assets                                     48,134
=======================================================
     Total assets                         1,622,787,686
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       4,754,383
-------------------------------------------------------
  Fund shares reacquired                      2,463,665
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 156,694,920
-------------------------------------------------------
  Accrued fees to affiliates                  1,246,915
-------------------------------------------------------
  Accrued other operating expenses              212,359
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              272,574
=======================================================
     Total liabilities                      165,644,816
=======================================================
Net assets applicable to shares
  outstanding                            $1,457,142,870
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,300,810,011
-------------------------------------------------------
Undistributed net investment income
  (loss)                                     (4,861,942)
-------------------------------------------------------
Undistributed net realized gain (loss)      (15,897,796)
-------------------------------------------------------
Unrealized appreciation                     177,092,597
=======================================================
                                         $1,457,142,870
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  934,499,179
_______________________________________________________
=======================================================
Class B                                  $   43,359,856
_______________________________________________________
=======================================================
Class C                                  $   23,475,874
_______________________________________________________
=======================================================
Class R                                  $   36,587,679
_______________________________________________________
=======================================================
Investor Class                           $  236,301,846
_______________________________________________________
=======================================================
Institutional Class                      $  182,918,436
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      36,152,982
_______________________________________________________
=======================================================
Class B                                       1,898,822
_______________________________________________________
=======================================================
Class C                                       1,028,711
_______________________________________________________
=======================================================
Class R                                       1,442,667
_______________________________________________________
=======================================================
Investor Class                                8,906,121
_______________________________________________________
=======================================================
Institutional Class                           6,824,008
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        25.85
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $25.85
     divided by 94.50%)                  $        27.35
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        22.84
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        22.82
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        25.36
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        26.53
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        26.81
_______________________________________________________
=======================================================



* At June 30, 2008, securities with an aggregate value of $150,251,148 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                          $   2,481,889
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $1,543,628)                                                                       2,171,375
================================================================================================
     Total investment income                                                           4,653,264
================================================================================================


EXPENSES:

Advisory fees                                                                          5,191,140
------------------------------------------------------------------------------------------------
Administrative services fees                                                             195,393
------------------------------------------------------------------------------------------------
Custodian fees                                                                            22,051
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,163,582
------------------------------------------------------------------------------------------------
  Class B                                                                                244,938
------------------------------------------------------------------------------------------------
  Class C                                                                                124,984
------------------------------------------------------------------------------------------------
  Class R                                                                                 87,789
------------------------------------------------------------------------------------------------
  Investor Class                                                                         305,673
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                         1,638,759
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      99,189
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 30,515
------------------------------------------------------------------------------------------------
Other                                                                                    254,572
================================================================================================
     Total expenses                                                                    9,358,585
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (57,538)
================================================================================================
     Net expenses                                                                      9,301,047
================================================================================================
Net investment income (loss)                                                          (4,647,783)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities (includes net gains (losses) from
  securities sold to affiliates of $(1,817,172))                                      14,020,385
================================================================================================
Change in net unrealized appreciation (depreciation)                                (195,936,402)
================================================================================================
Net realized and unrealized gain (loss)                                             (181,916,017)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(186,563,800)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (4,647,783)   $  (13,803,257)
----------------------------------------------------------------------------------------------------------
  Net realized gain                                                           14,020,385       216,189,108
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (195,936,402)      (11,203,457)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (186,563,800)      191,182,394
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                             --      (116,301,535)
----------------------------------------------------------------------------------------------------------
  Class B                                                                             --        (7,490,512)
----------------------------------------------------------------------------------------------------------
  Class C                                                                             --        (3,483,918)
----------------------------------------------------------------------------------------------------------
  Class R                                                                             --        (4,004,380)
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                      --       (29,163,541)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --       (25,832,340)
==========================================================================================================
     Total distributions from net realized gains                                      --      (186,276,226)
==========================================================================================================
Share transactions-net:
  Class A                                                                     (4,841,085)      (20,896,701)
----------------------------------------------------------------------------------------------------------
  Class B                                                                    (10,364,110)      (43,973,533)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,072,180)       (1,515,213)
----------------------------------------------------------------------------------------------------------
  Class R                                                                      4,073,636        13,958,156
----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (7,883,120)       (9,311,730)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (32,594,482)       65,670,923
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (53,681,341)        3,931,902
==========================================================================================================
     Net increase (decrease) in net assets                                  (240,245,141)        8,838,070
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,697,388,011     1,688,549,941
==========================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(4,861,942) and $(214,159), respectively)                        $1,457,142,870    $1,697,388,011
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


11        AIM SMALL CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.


12        AIM SMALL CAP GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $23,467.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,227.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2008, IADI advised the Fund that IADI retained $8,585 in front-end sales commissions from the sale of Class A shares and $69, $23,639, $321 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.


13        AIM SMALL CAP GROWTH FUND

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,615,131,063
--------------------------------------
Level 2                             --
--------------------------------------
Level 3                             --
======================================
                        $1,615,131,063
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $4,864,928, which resulted in net realized gains (losses) of $(1,817,172), and securities purchases of $11,106,945.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $32,844.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $3,540 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as to utilizing $42,675,560 of capital loss carryforward in the fiscal year ended December 31, 2008.


14        AIM SMALL CAP GROWTH FUND

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $78,206,572
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 10, 2006, the date of reorganization of AIM Small Company Growth Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $204,515,423 and $262,275,391, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 334,255,396
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (157,396,437)
================================================================================================
Net unrealized appreciation of investment securities                               $ 176,858,959
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,438,272,104.




15        AIM SMALL CAP GROWTH FUND

NOTE 10--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,239,016     $ 140,422,597       7,628,780     $ 243,008,419
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       40,356           944,569          89,915         2,569,076
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       94,043         2,191,251         171,861         4,910,680
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      366,946         9,495,681         639,590        20,286,616
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               711,461        19,062,667         920,180        30,104,070
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          778,973        21,289,703       2,986,532        97,694,692
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --                --       3,980,841       114,409,369
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --                --         279,229         7,120,338
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --                --         130,748         3,331,458
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --                --         141,798         4,004,380
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    --                --         972,104        28,677,140
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --                --         832,135        24,747,697
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      153,964         4,067,332       1,016,530        32,907,168
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (173,935)       (4,067,332)     (1,127,536)      (32,907,168)
==========================================================================================================================
Reacquired:
  Class A                                                   (5,671,513)     (149,331,014)    (12,866,163)     (411,221,657)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (309,911)       (7,241,347)       (729,187)      (20,755,779)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (183,179)       (4,263,431)       (338,328)       (9,757,351)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (208,881)       (5,422,045)       (328,628)      (10,332,840)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (994,697)      (26,945,787)     (2,112,401)      (68,092,940)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (2,018,805)      (53,884,185)     (1,733,377)      (56,771,466)
==========================================================================================================================
                                                            (2,176,162)    $ (53,681,341)        554,623     $   3,931,902
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.


16        AIM SMALL CAP GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                 -------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                     JUNE 30,         ----------------------------------------------------------------------
                                       2008              2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  29.00         $    29.23     $    27.51     $    27.46     $    25.71     $    18.47
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)          (0.08)(a)          (0.25)(a)      (0.25)(a)      (0.31)         (0.32)         (0.21)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
     securities (both realized
     and unrealized)                    (3.07)              3.54           4.21           2.61           2.07           7.45
============================================================================================================================
     Total from investment
       operations                       (3.15)              3.29           3.96           2.30           1.75           7.24
============================================================================================================================
Less distributions from net
  realized gains                           --              (3.52)         (2.24)         (2.25)            --             --
============================================================================================================================
Net asset value, end of period       $  25.85         $    29.00     $    29.23     $    27.51     $    27.46     $    25.71
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                        (10.86)%            11.38%         14.30%          8.32%          6.81%         39.20%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                     $934,499         $1,056,349     $1,071,753     $1,099,696     $1,491,940     $1,602,724
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
     expense reimbursements              1.27%(c)           1.23%          1.25%          1.45%          1.40%          1.27%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements              1.27%(c)           1.23%          1.25%          1.50%          1.51%          1.37%
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (0.64)%(c)         (0.78)%        (0.84)%        (0.95)%        (1.12)%        (0.98)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                 14%                29%            49%            41%            69%            32%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $935,980,440.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         -----------------------------------------------------------
                                                    2008             2007        2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 25.71         $ 26.47     $  25.29     $  25.61     $  24.15     $  17.49
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.16)(a)       (0.44)(a)    (0.43)(a)    (0.47)       (0.52)       (0.35)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.71)           3.20         3.85         2.40         1.98         7.01
==============================================================================================================================
     Total from investment operations                (2.87)           2.76         3.42         1.93         1.46         6.66
==============================================================================================================================
Less distributions from net realized gains              --           (3.52)       (2.24)       (2.25)          --           --
==============================================================================================================================
Net asset value, end of period                     $ 22.84         $ 25.71     $  26.47     $  25.29     $  25.61     $  24.15
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                     (11.16)%         10.55%       13.42%        7.47%        6.05%       38.08%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $43,360         $60,227     $101,394     $117,307     $149,400     $182,700
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets               2.02%(c)        1.98%        2.00%        2.20%        2.15%(d)     2.02%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (1.39)%(c)      (1.53)%      (1.59)%      (1.70)%      (1.87)%      (1.73)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                              14%             29%          49%          41%          69%          32%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $49,256,866.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.16% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM SMALL CAP GROWTH FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 25.69         $ 26.46     $ 25.27     $ 25.60     $ 24.14     $ 17.48
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.16)(a)       (0.44)(a)   (0.43)(a)   (0.47)      (0.52)      (0.35)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.71)           3.19        3.86        2.39        1.98        7.01
============================================================================================================================
     Total from investment operations                  (2.87)           2.75        3.43        1.92        1.46        6.66
============================================================================================================================
Less distributions from net realized gains                --           (3.52)      (2.24)      (2.25)         --          --
============================================================================================================================
Net asset value, end of period                       $ 22.82         $ 25.69     $ 26.46     $ 25.27     $ 25.60     $ 24.14
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (11.17)%         10.52%      13.47%       7.44%       6.05%      38.10%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $23,476         $28,722     $30,521     $31,141     $40,904     $50,031
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                 2.02%(c)        1.98%       2.00%       2.20%       2.15%(d)    2.02%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (1.39)%(c)      (1.53)%     (1.59)%     (1.70)%     (1.87)%     (1.73)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                14%             29%         49%         41%         69%         32%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $25,134,266.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.16% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 28.48         $ 28.84     $ 27.23     $ 27.28     $ 25.61     $18.44
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.12)(a)       (0.33)(a)   (0.32)(a)   (0.30)      (0.27)     (0.28)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (3.00)           3.49        4.17        2.50        1.94       7.45
============================================================================================================================
     Total from investment operations                   (3.12)           3.16        3.85        2.20        1.67       7.17
============================================================================================================================
Less distributions from net realized gains                 --           (3.52)      (2.24)      (2.25)         --         --
============================================================================================================================
Net asset value, end of period                        $ 25.36         $ 28.48     $ 28.84     $ 27.23     $ 27.28     $25.61
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (10.96)%         11.07%      14.04%       8.01%       6.52%     38.88%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $36,588         $36,591     $23,988     $21,276     $19,506     $9,029
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                  1.52%(c)        1.48%       1.50%       1.70%       1.65%(d)   1.52%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    (0.89)%(c)      (1.03)%     (1.09)%     (1.20)%     (1.37)%    (1.23)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                 14%             29%         49%         41%         69%        32%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $35,308,390.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.66% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM SMALL CAP GROWTH FUND

                                                                           INVESTOR CLASS
                                                     ---------------------------------------------------------
                                                                                              APRIL 7, 2006
                                                     SIX MONTHS ENDED      YEAR ENDED      (COMMENCEMENT DATE)
                                                         JUNE 30,         DECEMBER 31,       TO DECEMBER 31,
                                                           2008               2007                 2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  29.76           $  29.91             $  31.20
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                           (0.09)             (0.26)               (0.19)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (3.14)              3.63                 1.14
==============================================================================================================
     Total from investment operations                       (3.23)              3.37                 0.95
==============================================================================================================
Less distributions from net realized gains                     --              (3.52)               (2.24)
==============================================================================================================
Net asset value, end of period                           $  26.53           $  29.76             $  29.91
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                            (10.85)%            11.39%                2.96%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $236,302           $273,506             $281,479
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                      1.27%(c)           1.23%                1.26%(d)
==============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                (0.64)%(c)         (0.78)%              (0.85)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                     14%                29%                  49%
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $245,882,314.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  30.01         $  30.01     $  28.08     $  27.83     $  25.91     $  18.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.03)(a)        (0.12)(a)    (0.13)(a)    (0.11)       (0.16)       (0.12)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (3.17)            3.64         4.30         2.61         2.08         7.50
===============================================================================================================================
     Total from investment operations                (3.20)            3.52         4.17         2.50         1.92         7.38
===============================================================================================================================
Less distributions from net realized gains              --            (3.52)       (2.24)       (2.25)          --           --
===============================================================================================================================
Net asset value, end of period                    $  26.81         $  30.01     $  30.01     $  28.08     $  27.83     $  25.91
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (10.66)%          11.85%       14.76%        8.93%        7.41%       39.83%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $182,918         $241,992     $179,414     $107,023     $112,547     $108,116
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.86%(c)         0.81%        0.84%        0.84%        0.85%(d)     0.80%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.23)%(c)       (0.36)%      (0.43)%      (0.35)%      (0.57)%      (0.51)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              14%              29%          49%          41%          69%          32%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $199,488,871.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.86% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



19        AIM SMALL CAP GROWTH FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20        AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $891.40        $5.97       $1,018.55       $ 6.37       1.27%
---------------------------------------------------------------------------------------------------
        B            1,000.00        888.00         9.48        1,014.82        10.12       2.02
---------------------------------------------------------------------------------------------------
        C            1,000.00        888.30         9.48        1,014.82        10.12       2.02
---------------------------------------------------------------------------------------------------
        R            1,000.00        890.40         7.14        1,017.30         7.62       1.52
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        891.50         5.97        1,018.55         6.37       1.27
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21        AIM SMALL CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Growth Series is required under the          renewal process, the Trustees receive        from one another and attributed different
Investment Company Act of 1940 to approve    comparative performance and fee data         weight to the various factors. The
annually the renewal of the AIM Small Cap    regarding the AIM Funds prepared by an       Trustees recognized that the advisory
Growth Fund (the Fund) investment advisory   independent company, Lipper, Inc.            arrangements and resulting advisory fees
agreement with Invesco Advisors, Inc.        (Lipper), under the direction and            for the Fund and the other AIM Funds are
(Invesco Aim). During contract renewal       supervision of the independent Senior        the result of years of review and
meetings held on June 18-19, 2008, the       Officer who also prepares a separate         negotiation between the Trustees and
Board as a whole and the disinterested or    analysis of this information for the         Invesco Aim, that the Trustees may focus
"independent" Trustees, voting separately,   Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
approved the continuance of the Fund's       recommendations to the Investments           these arrangements in some years than in
investment advisory agreement for another    Committee regarding the performance, fees    others, and that the Trustees'
year, effective July 1, 2008. In doing so,   and expenses of their assigned funds. The    deliberations and conclusions in a
the Board determined that the Fund's         Investments Committee considers each         particular year may be based in part on
investment advisory agreement is in the      Sub-Committee's recommendations and makes    their deliberations and conclusions of
best interests of the Fund and its           its own recommendations regarding the        these same arrangements throughout the
shareholders and that the compensation to    performance, fees and expenses of the AIM    year and in prior years.
Invesco Aim under the Fund's investment      Funds to the full Board. The Investments
advisory agreement is fair and reasonable.   Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board
during their evaluation of the Fund's        whether to approve the continuance of each   The discussion below serves as a summary
investment advisory agreement with           AIM Fund's investment advisory agreement     of the Senior Officer's independent
independent legal counsel from whom they     and sub-advisory agreements for another      written evaluation with respect to the
received independent legal advice, and the   year.                                        Fund's investment advisory agreement as
independent Trustees also received                                                        well as a discussion of the material
assistance during their deliberations from      The independent Trustees are assisted     factors and related conclusions that
the independent Senior Officer, a            in their annual evaluation of the Fund's     formed the basis for the Board's approval
full-time officer of the AIM Funds who       investment advisory agreement by the         of the Fund's investment advisory
reports directly to the independent          independent Senior Officer. One              agreement and sub-advisory agreements.
Trustees.                                    responsibility of the Senior Officer is to   Unless otherwise stated, information set
                                             manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
THE BOARD'S FUND EVALUATION PROCESS          proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior
the performance of the AIM Funds that have   Officer has recommended that an                 A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    independent written evaluation be provided         Services Provided by Invesco Aim
meet throughout the year to review the       and, at the direction of the Board, has
performance of their assigned funds, and     prepared an independent written              The Board reviewed the advisory services
the Sub-Committees review monthly and        evaluation.                                  provided to the Fund by Invesco Aim under
quarterly comparative performance                                                         the Fund's investment advisory agreement,
information and periodic asset flow data        During the annual contract renewal        the performance of Invesco Aim in
for their assigned funds. These materials    process, the Board considered the factors    providing these services, and the
are prepared under the direction and         discussed below under the heading "Factors   credentials and experience of the officers
supervision of the independent Senior        and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
Officer. Over the course of each year, the   Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Sub-Committees meet with portfolio           fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
managers for their assigned funds and        investment advisory agreement and            these services included the Board's
other members of management and review       sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
with these individuals the performance,      renewal meetings and at their meetings       and product review process, various back
investment objective(s), policies,           throughout the year as part of their         office support functions provided by
strategies and limitations of these funds.   ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
                                             investment advisory agreement and            fixed income trading operations. The Board
   In addition to their meetings             sub-advisory agreements were considered      concluded that the nature, extent and
throughout the year, the Sub-Committees      separately, although the Board also          quality of the advisory services provided
meet at designated contract renewal          considered the common interests of all of    to the Fund by Invesco Aim were
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
review of the performance, fees and          Board considered all of the information      is providing satisfactory advisory
expenses of                                  provided to them and did not identify any    services in accordance with the terms of
                                             particular factor that was controlling.      the Fund's investment advisory agreement.
                                             Each Trustee may have evalu-                 In addition, based on their ongoing
                                                                                          meetings throughout the year with the

                                                                                                                           continued


22   AIM SMALL CAP GROWTH FUND

Fund's portfolio manager or managers, the    calendar year, the Board also reviewed       schedule includes three breakpoints and
Board concluded that these individuals are   more recent Fund performance and this        that the level of the Fund's advisory
competent and able to continue to carry      review did not change their conclusions.     fees, as a percentage of the Fund's net
out their responsibilities under the                                                      assets, has decreased as net assets
Fund's investment advisory agreement.           C. Advisory Fees and Fee Waivers          increased because of the breakpoints.
                                                                                          Based on this information, the Board
   In determining whether to continue the    The Board compared the Fund's contractual    concluded that the Fund's advisory fees
Fund's investment advisory agreement, the    advisory fee rate to the contractual         appropriately reflect economies of scale
Board considered the prior relationship      advisory fee rates of funds in the Fund's    at current asset levels. The Board also
between Invesco Aim and the Fund, as well    expense group that are not managed by        noted that the Fund shares directly in
as the Board's knowledge of Invesco Aim's    Invesco Aim, at a common asset level and     economies of scale through lower fees
operations, and concluded that it was        as of the end of the past calendar year.     charged by third party service providers
beneficial to maintain the current           The Board noted that the Fund's              based on the combined size of all of the
relationship, in part, because of such       contractual advisory fee rate was below      AIM Funds and affiliates.
knowledge. The Board also considered the     the median contractual advisory fee rate
steps that Invesco Aim and its affiliates    of funds in its expense group. The Board        E. Profitability and Financial
have taken over the last several years to    also reviewed the methodology used by              Resources of Invesco Aim
improve the quality and efficiency of the    Lipper in determining contractual fee
services they provide to the AIM Funds in    rates.                                       The Board reviewed information from
the areas of investment performance,                                                      Invesco Aim concerning the costs of the
product line diversification,                   The Board also compared the Fund's        advisory and other services that Invesco
distribution, fund operations, shareholder   effective fee rate (the advisory fee after   Aim and its affiliates provide to the Fund
services and compliance. The Board           any advisory fee waivers and before any      and the profitability of Invesco Aim and
concluded that the quality and efficiency    expense limitations/waivers) to the          its affiliates in providing these
of the services Invesco Aim and its          advisory fee rates of other clients of       services. The Board also reviewed
affiliates provide to the AIM Funds in       Invesco Aim and its affiliates with          information concerning the financial
each of these areas have generally           investment strategies comparable to those    condition of Invesco Aim and its
improved, and support the Board's approval   of the Fund, including four mutual funds     affiliates. The Board also reviewed with
of the continuance of the Fund's             sub-advised by an Invesco Aim affiliate.     Invesco Aim the methodology used to
investment advisory agreement.               The Board noted that the Fund's rate was     prepare the profitability information. The
                                             above the sub-advisory fee rates for the     Board considered the overall profitability
   B. Fund Performance                       sub-advised mutual funds.                    of Invesco Aim, as well as the
                                                                                          profitability of Invesco Aim in connection
The Board compared the Fund's performance       The Board also noted that Invesco Aim     with managing the Fund. The Board noted
during the past one, three and five          proposed that the contractual expense        that Invesco Aim continues to operate at a
calendar years to the performance of funds   limitation of the Fund expire on June 30,    net profit, although increased expenses in
in the Fund's performance group that are     2008. Invesco Aim advised the Board that     recent years have reduced the
not managed by Invesco Aim, and against      the expense limitation had not resulted in   profitability of Invesco Aim and its
the performance of all funds in the Lipper   any waivers for at least the past two        affiliates. The Board concluded that the
Small-Cap Growth Funds Index. The Board      fiscal years of the Fund.                    Fund's fees were fair and reasonable, and
also reviewed the criteria used by Invesco                                                that the level of profits realized by
Aim to identify the funds in the Fund's         The Board concluded that it was not       Invesco Aim and its affiliates from
performance group for inclusion in the       necessary at this time to discuss with       providing services to the Fund was not
Lipper reports. The Board noted that the     Invesco Aim whether to continue any fee      excessive in light of the nature, quality
Fund's performance was in the third          waivers or expense limitations because the   and extent of the services provided. The
quintile for the one year period, the        Fund's total expenses were below the         Board considered whether Invesco Aim is
first quintile for the three year period     median total expenses of the funds in the    financially sound and has the resources
and the third quintile for the five year     Fund's Lipper expense group that are not     necessary to perform its obligations under
period (the first quintile being the best    managed by Invesco Aim.                      the Fund's investment advisory agreement,
performing funds and the fifth quintile                                                   and concluded that Invesco Aim has the
being the worst performing funds). The          After taking account of the Fund's        financial resources necessary to fulfill
Board noted that the Fund's performance      contractual advisory fee rate, as well as    these obligations.
was above the performance of the Index for   the comparative advisory fee information
the one and three year periods and below     and the expiration of the expense               F. Independent Written Evaluation of
the performance for the five year period.    limitation discussed above, the Board              the Fund's Senior Officer
The Board also considered the steps          concluded that the Fund's advisory fees
Invesco Aim has taken over the last          were fair and reasonable.                    The Board noted that, at their direction,
several years to improve the quality and                                                  the Senior Officer of the Fund, who is
efficiency of the services that Invesco         D. Economies of Scale and Breakpoints     independent of Invesco Aim and Invesco
Aim provides to the AIM Funds. The Board     The Board considered the extent to which     Aim's affiliates, had prepared an
concluded that Invesco Aim continues to be   there are economies of scale in Invesco      independent written evaluation to assist
responsive to the Board's focus on fund      Aim's provision of advisory services to      the Board in determining the
performance. Although the independent        the Fund. The Board also considered          reasonableness of the proposed management
written evaluation of the Fund's Senior      whether the Fund benefits from such          fees of the AIM Funds, including the Fund.
Officer only considered Fund performance     economies of scale through contractual       The Board noted that they had relied upon
through the most recent                      breakpoints in the Fund's advisory fee       the Senior Officer's written evaluation
                                             schedule or through advisory fee waivers     instead of a competitive bidding process.
                                             or expense limitations. The Board noted
                                             that the Fund's contractual advisory fee

                                                                                                                           continued


23   AIM SMALL CAP GROWTH FUND

In determining whether to continue the       investments, although Invesco Aim has        whether to approve the sub-advisory
Fund's investment advisory agreement, the    contractually agreed to waive through at     agreements for the Fund, as no Affiliated
Board considered the Senior Officer's        least June 30, 2009, the advisory fees       Sub-Adviser currently manages any portion
written evaluation.                          payable by the Fund in an amount equal to    of the Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's
                                             investment of uninvested cash, but not       The Board considered the services to be
The Board considered various other           cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     and the services to be provided by Invesco
relationship with the Fund, including the    least June 30, 2009. The Board concluded     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         that the Fund's investment of uninvested     advisory agreement, as well as the
affiliates for their provision of            cash and cash collateral from any            allocation of fees between Invesco Aim and
administrative, transfer agency and          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       affiliated money market funds is in the      the sub-advisory agreements. The Board
Board considered the performance of          best interests of the Fund and its           noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            shareholders.                                direct effect on the Fund or its
providing these services and the                                                          shareholders, as they are paid by Invesco
organizational structure employed by         II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual                                                    relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
                                             Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market funds
advised by Invesco Aim pursuant to              B. Fund Performance
procedures approved by the Board. The
Board noted that Invesco Aim will receive    The Board did not view Fund performance as
advisory fees from these affiliated money    a relevant factor in considering
market funds attributable to such


24   AIM SMALL CAP GROWTH FUND

Supplement to Semiannual Report dated 6/30/08

AIM SMALL CAP GROWTH FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                                                                          not indicative of future results. More
The following information has been           For periods ended 6/30/08                    recent returns may be more or less than
prepared to provide Institutional Class      Inception (3/15/02)                  5.64%   those shown. All returns assume
shareholders with a performance overview        5 Years                          10.04    reinvestment of distributions at NAV.
specific to their holdings. Institutional       1 Year                          -11.50    Investment return and principal value will
Class shares are offered exclusively to         6 Months*                       -10.70    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares have no sales     month-end performance, please call 800 451
                                             charge; therefore, performance is at net     4246 or visit invescoaim.com.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.81%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                  [INVESCO AIM LOGO]
                                                                                                       - SERVICE MARK -

invescoaim.com   SCG-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00       $893.00        $4.05       $1,020.59       $4.32        0.86%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM SMALL CAP GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Small Cap Growth Fund, an investment portfolio of AIM Growth Series, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   259,205,198          10,486,394
      Frank S. Bayley...................................................   259,256,384          10,435,208
      James T. Bunch....................................................   258,142,293          11,549,299
      Bruce L. Crockett.................................................   258,143,390          11,548,202
      Albert R. Dowden..................................................   259,201,224          10,490,368
      Jack M. Fields....................................................   259,317,796          10,373,796
      Martin L. Flanagan................................................   259,304,758          10,386,834
      Carl Frischling...................................................   259,178,445          10,513,147
      Prema Mathai-Davis................................................   259,255,582          10,436,010
      Lewis F. Pennock..................................................   258,139,258          11,552,334
      Larry Soll, Ph.D. ................................................   258,048,313          11,643,279
      Raymond Stickel, Jr. .............................................   258,206,591          11,485,001
      Philip A. Taylor..................................................   259,264,092          10,427,500




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   182,780,828        23,098,525         6,564,572         57,247,667
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................    21,707,120         2,582,743           686,188          3,517,697



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series.

** Includes Broker Non-Votes.


25        AIM SMALL CAP GROWTH FUND

================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                            HOW DO I SIGN UP?

Register for eDelivery to:              It's easy. Just follow these simple
                                        steps:

- save your Fund the cost of printing   1. Log in to your account.
  and postage.
- reduce the amount of paper you        2. Click on the "Service Center" tab.
  receive.
- gain access to your documents         3. Select "Register for eDelivery" and
  faster by not waiting for the mail.      complete the consent process.
- view your documents online anytime
  at your convenience.
- save the documents to your personal
  computer or print them out for your
  records.

This service is provided by Invesco Aim Investment Services, Inc.
================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after October 20, 2008, this report must be
accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim
Management Group, Inc. Invesco Aim Advisors, Inc., Invesco
Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and
services represented by Invesco Aim; they each provide
investment advisory services to individual and
institutional clients and do not sell securities. Invesco     [INVESCO AIM LOGO]
Institutional (N.A.), Inc., Invesco Senior Secured             - SERVICE MARK -
Management, Inc., Invesco Global Asset Management (N.A.),
Inc., Invesco Trimark Ltd., Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim.
Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                     invescoaim.com   SCG-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2008

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.